UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05514

                                     Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

                                     Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Hope L. Brown

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

                                 Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.6%
CONSUMER DISCRETIONARY – 15.4%
AUTO COMPONENTS – 0.4%
BorgWarner, Inc.	7,980	$496,755
Gentex Corp.	2,390	69,071
Goodyear Tire & Rubber Co. (The)	9,160	230,557
Johnson Controls, Inc.	9,830	464,369
Lear Corp.	900	84,753
TRW Automotive Holdings Corp.*	1,410	144,229
Visteon Corp.*	1,500	143,250

		$1,632,984
AUTOMOBILES – 0.6%
Ford Motor Co.	44,620	759,432
General Motors Co.	15,300	517,446
Harley-Davidson, Inc.	7,650	472,923
Tesla Motors, Inc.#,*	3,400	759,220
Thor Industries, Inc.	280	14,832

		$2,523,853
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,620	382,628
LKQ Corp.*	7,480	195,639

		$578,267
DIVERSIFIED CONSUMER SERVICES – 0.2%
Apollo Education Group, Inc.*	2,487	69,462
DeVry Education Group, Inc.	2,020	80,739
Graham Holdings Co.	140	96,005
H&R Block, Inc.	10,260	329,654
Service Corp. International	4,170	87,570
Weight Watchers International, Inc.#	1,560	33,836

		$697,266
HOTELS, RESTAURANTS & LEISURE – 2.4%
Bally Technologies, Inc.#,*	700	42,119
Brinker International, Inc.	520	23,317
Burger King Worldwide, Inc.	4,700	123,986
Carnival Corp.	3,820	138,360
Chipotle Mexican Grill, Inc.*	1,050	706,125
Choice Hotels International, Inc.	60	2,813
Darden Restaurants, Inc.	2,540	118,745
Domino’s Pizza, Inc.	2,200	158,400
Dunkin’ Brands Group, Inc.	3,900	167,154

Description	Number of Shares	Value
International Game Technology	7,000	$118,510
Las Vegas Sands Corp.	11,420	843,367
Marriott International, Inc.	6,972	451,158
McDonald’s Corp.	29,799	2,817,793
MGM Resorts International*	4,510	121,048
Panera Bread Co.*	845	124,469
Penn National Gaming, Inc.*	2,480	25,990
Royal Caribbean Cruises Ltd.	1,780	106,177
SeaWorld Entertainment, Inc.	100	2,785
Six Flags Entertainment Corp.	3,100	118,482
Starbucks Corp.	23,460	1,822,373
Starwood Hotels & Resorts Worldwide, Inc.	4,430	340,401
Wendy’s Co. (The)	1,200	9,780
Wyndham Worldwide Corp.	5,260	397,393
Wynn Resorts Ltd.	3,120	665,184
Yum! Brands, Inc.	13,250	919,550

		$10,365,479
HOUSEHOLD DURABLES – 0.4%
DR Horton, Inc.	1,470	30,429
Garmin Ltd.#	1,990	109,530
Harman International Industries, Inc.	2,380	258,349
Jarden Corp.*	2,140	119,626
Leggett & Platt, Inc.	3,670	120,376
Lennar Corp.	3,410	123,544
Mohawk Industries, Inc.*	850	106,055
Newell Rubbermaid, Inc.	7,820	253,994
NVR, Inc.*	130	146,440
PulteGroup, Inc.	4,040	71,306
Taylor Morrison Home Corp.*	3,400	60,452
Tempur-Pedic International, Inc.*	2,500	136,775
Toll Brothers, Inc.*	4,050	132,395
Tupperware Brands Corp.	1,100	80,058
Whirlpool Corp.	650	92,716

		$1,842,045
INTERNET & CATALOG RETAIL – 1.8%
Amazon.com, Inc.*	11,430	3,577,476
Expedia, Inc.	3,120	247,790
Groupon, Inc.#,*	14,200	91,874
HomeAway, Inc.*	3,200	111,104
Lands’ End, Inc.#,*	21	739
Liberty Interactive Corp.*	11,650	326,783
Liberty Ventures*	2,446	169,165

July 31, 2014 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Netflix, Inc.*	2,000	$845,440
priceline.com, Inc.*	1,530	1,900,949
TripAdvisor, Inc.*	4,420	419,193

		$7,690,513
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Hasbro, Inc.	3,490	174,360
Mattel, Inc.	9,050	320,596
Polaris Industries, Inc.	2,000	295,080

		$790,036
MEDIA – 4.6%
AMC Networks, Inc.#,*	1,685	100,881
Cablevision Systems Corp.#	6,540	125,699
CBS Corp., Non-Voting	15,030	854,155
Charter Communications, Inc.*	3,000	463,560
Cinemark Holdings, Inc.	4,500	147,600
Clear Channel Outdoor Holdings, Inc.	500	3,775
Comcast Corp.	75,300	4,045,869
DIRECTV*	14,490	1,246,864
Discovery Communications, Inc.*	6,200	528,302
DISH Network Corp.*	6,880	425,597
DreamWorks Animation SKG, Inc.*	2,490	49,800
Gannett Co., Inc.	3,290	107,649
Interpublic Group of Cos., Inc. (The)	15,420	303,928
John Wiley & Sons, Inc.	2,100	126,189
Lamar Advertising Co.#	2,400	120,360
Liberty Media Corp.*	2,829	133,010
Lions Gate Entertainment Corp.	900	27,720
Live Nation Entertainment, Inc.*	5,400	125,334
Madison Square Garden Co. (The)*	2,187	129,777
Morningstar, Inc.	1,100	74,591
News Corp.*	11,157	196,921
Omnicom Group, Inc.	7,990	559,220
Regal Entertainment Group	770	14,984
Scripps Networks Interactive, Inc.	3,780	311,510
Sirius XM Holdings, Inc.*	106,200	358,956
Starz*	2,343	66,799
Thomson Reuters Corp.	3,500	132,335
Time Warner Cable, Inc.	8,424	1,222,322
Time Warner, Inc.	9,596	796,660
Time, Inc.*	1,199	28,896
Twenty-First Century Fox, Inc.	48,230	1,527,926
Viacom, Inc.	13,120	1,084,630
Walt Disney Co. (The)	45,846	3,937,254

		$19,379,073
MULTILINE RETAIL – 0.8%
Big Lots, Inc.	1,324	57,925

Description	Number of Shares	Value
Dillard’s, Inc.	1,400	$166,908
Dollar General Corp.*	10,800	596,484
Dollar Tree, Inc.*	7,262	395,561
Family Dollar Stores, Inc.	4,456	333,086
JC Penney Co., Inc.#,*	2,330	21,855
Kohl’s Corp.	2,410	129,031
Macy’s, Inc.	11,380	657,650
Nordstrom, Inc.	5,780	400,149
Sears Holdings Corp.#,*	70	2,671
Target Corp.	8,160	486,254

		$3,247,574
SPECIALTY RETAIL – 2.8%
Abercrombie & Fitch Co.	2,400	94,416
Advance Auto Parts, Inc.	3,150	381,496
American Eagle Outfitters, Inc.	3,150	33,579
Ascena Retail Group, Inc.#,*	4,500	72,270
AutoNation, Inc.*	3,080	164,226
AutoZone, Inc.*	1,160	599,755
Bed, Bath & Beyond, Inc.#,*	3,190	201,895
Best Buy Co., Inc.	5,680	168,866
Cabela’s, Inc.*	2,100	122,556
CarMax, Inc.*	7,400	361,194
Chico’s FAS, Inc.	4,890	77,311
CST Brands, Inc.	1,718	57,433
Dick’s Sporting Goods, Inc.	1,700	72,301
DSW, Inc.	4,500	119,655
Foot Locker, Inc.	1,630	77,474
GameStop Corp.#	2,820	118,355
Gap, Inc.	10,290	412,732
GNC Holdings, Inc.	300	9,843
Guess?, Inc.	1,160	30,172
Home Depot, Inc.	39,540	3,196,809
L Brands, Inc.	5,750	333,328
Lowe’s Cos., Inc.	31,300	1,497,705
Murphy USA, Inc.*	1,387	68,546
O’Reilly Automotive, Inc.*	3,600	540,000
PetSmart, Inc.#	1,560	106,298
Ross Stores, Inc.	5,480	352,912
Sally Beauty Holdings, Inc.*	4,700	121,965
Signet Jewelers Ltd.	2,520	256,511
Staples, Inc.	8,110	93,995
Tiffany & Co.	4,490	438,269
TJX Cos., Inc.	14,240	758,850
Tractor Supply Co.	2,800	174,076
Ulta Salon Cosmetics & Fragrance, Inc.*	3,000	276,990

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Urban Outfitters, Inc.*	3,760	$134,345
Williams-Sonoma, Inc.	3,240	217,307

		$11,743,435
TEXTILES, APPAREL & LUXURY GOODS – 1.1%
Carter’s, Inc.	1,400	107,184
Coach, Inc.	4,350	150,336
Deckers Outdoor Corp.*	2,000	177,020
Fossil Group, Inc.*	1,600	156,800
Hanesbrands, Inc.	3,500	341,985
Kate Spade & Co.*	3,400	128,622
Michael Kors Holdings Ltd.*	6,818	555,531
NIKE, Inc.	20,820	1,605,847
PVH Corp.	1,380	152,048
Ralph Lauren Corp.	1,800	280,548
Under Armour, Inc.*	7,100	473,925
VF Corp.	11,400	698,478

		$4,828,324

TOTAL CONSUMER DISCRETIONARY		$65,318,849
CONSUMER STAPLES – 9.2%
BEVERAGES – 2.5%
Brown-Forman Corp.	4,897	424,325
Coca-Cola Co. (The)	116,282	4,568,720
Coca-Cola Enterprises, Inc.	8,440	383,598
Constellation Brands, Inc.*	4,930	410,472
Dr. Pepper Snapple Group, Inc.	5,750	337,870
Molson Coors Brewing Co.	2,550	172,202
Monster Beverage Corp.*	5,568	356,129
PepsiCo, Inc.	47,099	4,149,422

		$10,802,738
FOOD & STAPLES RETAILING – 1.9%
Costco Wholesale Corp.	13,260	1,558,580
CVS Caremark Corp.	14,900	1,137,764
Kroger Co.	19,736	966,669
Rite Aid Corp.*	26,300	175,947
Safeway, Inc.	3,150	108,549
Sprouts Farmers Market, Inc.#,*	4,000	122,040
Sysco Corp.	10,290	367,250
Walgreen Co.	23,220	1,596,839
Wal-Mart Stores, Inc.	21,933	1,613,830
Whole Foods Market, Inc.	8,940	341,687

		$7,989,155
FOOD PRODUCTS – 1.6%
Archer-Daniels-Midland Co.	7,540	349,856
Bunge Ltd.	1,670	131,663
Campbell Soup Co.	6,356	264,346

Description	Number of Shares	Value
ConAgra Foods, Inc.	5,730	$172,645
Dean Foods Co	1,680	25,738
Flowers Foods, Inc.	3,837	73,248
General Mills, Inc.	16,684	836,703
Hain Celestial Group, Inc. (The)*	1,500	128,250
Hershey Co. (The)	4,640	409,016
Hillshire Brands Co.	3,300	207,141
Hormel Foods Corp.	3,460	156,600
Ingredion, Inc.	970	71,421
JM Smucker Co.	1,799	179,252
Kellogg Co.	6,340	379,322
Keurig Green Mountain, Inc.	5,040	601,171
Kraft Foods Group, Inc.	17,462	935,701
McCormick & Co., Inc.	5,130	337,451
Mead Johnson Nutrition Co.	6,750	617,220
Mondelez International, Inc.	18,787	676,332
Tyson Foods, Inc.	3,300	122,793
WhiteWave Foods Co., Class A*	3,380	100,690

		$6,776,559
HOUSEHOLD PRODUCTS – 1.4%
Church & Dwight Co., Inc.	3,872	248,505
Clorox Co. (The)	4,868	422,883
Colgate-Palmolive Co.	28,176	1,786,358
Energizer Holdings, Inc.	990	113,612
Kimberly-Clark Corp.	9,340	970,146
Procter & Gamble Co.	28,906	2,235,012

		$5,776,516
PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.	5,070	66,924
Estee Lauder Cos., Inc. (The)	6,780	498,059
Herbalife Ltd.#	3,460	181,304
Nu Skin Enterprises, Inc.	1,600	93,904

		$840,191
TOBACCO – 1.6%
Altria Group, Inc.	61,450	2,494,870
Lorillard, Inc.	14,420	872,122
Philip Morris International, Inc.	34,760	2,850,668
Reynolds American, Inc.	7,440	415,524

		$6,633,184

TOTAL CONSUMER STAPLES		$38,818,343
ENERGY – 7.7%
ENERGY EQUIPMENT & SERVICES – 2.3%
Atwood Oceanics, Inc.*	550	26,482
Baker Hughes, Inc.	5,100	350,727
Cameron International Corp.*	5,880	416,951

July 31, 2014 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Diamond Offshore Drilling, Inc.#	1,440	$67,378
Dresser-Rand Group, Inc.*	2,070	123,186
Dril-Quip, Inc.*	1,500	151,155
FMC Technologies, Inc.*	7,560	459,648
Frank’s International NV	4,900	113,435
Halliburton Co.	26,730	1,844,103
Helmerich & Payne, Inc.	2,880	306,029
McDermott International, Inc.#,*	5,080	37,084
Nabors Industries Ltd.	2,530	68,715
National Oilwell Varco, Inc.	4,255	344,825
Oceaneering International, Inc.	3,680	249,909
Oil States International, Inc.*	1,360	83,354
Patterson-UTI Energy, Inc.	4,230	145,301
Rowan Cos. PLC*	3,240	98,885
RPC, Inc.	450	10,125
Schlumberger Ltd.	40,484	4,388,061
Seadrill Ltd.#	4,000	145,040
Seventy Seven Energy, Inc.*	500	11,215
Superior Energy Services, Inc.	2,740	92,064
Tidewater, Inc.	1,660	78,468
Unit Corp.*	220	13,937

		$9,626,077
OIL, GAS & CONSUMABLE FUELS – 5.4%
Anadarko Petroleum Corp.	5,450	582,332
Apache Corp.	3,573	366,804
Athlon Energy, Inc.*	2,900	138,214
Cabot Oil & Gas Corp.	14,280	470,526
Cheniere Energy, Inc.*	8,100	573,156
Chesapeake Energy Corp.	7,000	184,590
Chevron Corp.	19,700	2,546,028
Cimarex Energy Co.	950	132,069
Cobalt International Energy, Inc.*	9,400	150,588
Concho Resources, Inc.*	3,580	504,064
ConocoPhillips	12,460	1,027,950
CONSOL Energy, Inc.	1,800	69,876
Continental Resources, Inc.*	1,360	199,621
Denbury Resources, Inc.	1,815	30,764
Devon Energy Corp.	4,100	309,550
Energen Corp.	1,530	124,894
EOG Resources, Inc.	16,200	1,772,928
EQT Corp.	4,950	464,409
Exxon Mobil Corp.	43,083	4,262,632
Gulfport Energy Corp.*	2,700	144,207
Hess Corp.	2,990	295,950
HollyFrontier Corp.	2,340	110,003
Kinder Morgan, Inc.	12,905	464,322

Description	Number of Shares	Value
Laredo Petroleum, Inc.#,*	4,300	$116,702
Marathon Oil Corp.	7,330	284,038
Marathon Petroleum Corp.	4,665	389,434
Murphy Oil Corp.	1,950	121,154
Newfield Exploration Co.*	2,560	103,168
Noble Energy, Inc.	9,820	652,932
Oasis Petroleum, Inc.*	3,000	160,350
Occidental Petroleum Corp.	8,000	781,680
PBF Energy, Inc.	3,000	81,300
Peabody Energy Corp.	2,070	31,402
Phillips 66	9,430	764,867
Pioneer Natural Resources Co.	4,420	978,853
QEP Resources, Inc.	2,400	79,320
Range Resources Corp.	5,350	404,407
Sandridge Energy, Inc.#,*	730	4,351
SM Energy Co.	1,570	123,308
Southwestern Energy Co.*	11,728	475,922
Spectra Energy Corp.	5,300	216,876
Targa Resources Corp.	1,200	153,000
Teekay Corp.	520	28,943
Tesoro Corp.	2,340	144,004
Ultra Petroleum Corp.#,*	4,800	110,016
Valero Energy Corp.	7,570	384,556
Whiting Petroleum Corp.*	1,800	159,282
Williams Cos., Inc. (The)	20,250	1,146,758
World Fuel Services Corp.	2,100	90,195
WPX Energy, Inc.*	5,116	105,236

		$23,017,531

TOTAL ENERGY		$32,643,608
FINANCIALS – 11.4%
CAPITAL MARKETS – 1.8%
Affiliated Managers Group, Inc.*	2,070	412,447
Ameriprise Financial, Inc.	3,840	459,264
Bank of New York Mellon Corp.	10,870	424,365
BlackRock, Inc.	2,260	688,690
Charles Schwab Corp.	14,470	401,543
E*TRADE Financial Corp.*	4,900	102,998
Eaton Vance Corp.	4,970	174,596
Federated Investors, Inc.	4,970	140,253
Franklin Resources, Inc.	11,540	624,891
Goldman Sachs Group, Inc.	4,290	741,612
Invesco Ltd.	5,570	209,599
Lazard Ltd.	3,550	185,665
Legg Mason, Inc.	1,110	52,670
LPL Financial Holdings, Inc.	3,600	170,928
Morgan Stanley	17,396	562,587

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Northern Trust Corp.	2,580	$172,576
NorthStar Asset Management Group,
Inc./New York*	3,650	65,372
Raymond James Financial, Inc.	2,110	107,505
SEI Investments Co.	6,240	223,517
State Street Corp.	4,520	318,389
Synovus Financial Corp.	2,234	52,611
T. Rowe Price Group, Inc.	9,780	759,515
TD Ameritrade Holding Corp.	7,050	226,446
Waddell & Reed Financial, Inc.	2,740	144,645

		$7,422,684
COMMERCIAL BANKS – 1.5%
Associated Banc-Corp.	5,285	94,707
Bank of Hawaii Corp.	770	44,029
BB&T Corp.	6,990	258,770
BOK Financial Corp.	320	21,197
CIT Group, Inc.	2,400	117,864
City National Corp.	940	70,735
Comerica, Inc.	1,230	61,820
Commerce Bancshares, Inc.	846	38,121
Cullen/Frost Bankers, Inc.	1,440	112,277
East West Bancorp, Inc.	2,500	85,150
Fifth Third Bancorp	11,100	227,328
First Citizens BancShares, Inc.	50	11,117
First Horizon National Corp.	6,384	75,204
First Niagara Financial Group, Inc.	10,030	86,258
First Republic Bank	1,800	84,096
Fulton Financial Corp.	7,410	84,029
Huntington Bancshares, Inc.	9,441	92,711
KeyCorp	11,570	156,658
M&T Bank Corp.§	1,610	195,615
PacWest Bancorp	1,339	55,796
PNC Financial Services Group, Inc.	5,360	442,522
Popular, Inc.*	800	25,520
Regions Financial Corp.	17,356	175,990
Signature Bank*	1,100	125,829
SunTrust Banks, Inc.	6,680	254,174
SVB Financial Group*	500	54,510
TCF Financial Corp.	4,310	68,141
U.S. Bancorp	18,520	778,396
Valley National Bancorp#	5,622	53,859
Wells Fargo & Co.	48,005	2,443,455
Zions Bancorporation	890	25,650

		$6,421,528
CONSUMER FINANCE – 0.8%
Ally Financial, Inc.#,*	5,200	119,392

Description	Number of Shares	Value
American Express Co.	27,860	$2,451,680
Capital One Financial Corp.	5,700	453,378
Discover Financial Services	5,080	310,185
Navient Corp.	5,360	92,192
Santander Consumer USA Holdings, Inc.	5,400	103,518
SLM Corp.	5,360	47,490

		$3,577,835
DIVERSIFIED FINANCIAL SERVICES – 2.3%
Bank of America Corp.	108,490	1,654,472
Berkshire Hathaway, Inc.*	18,006	2,258,493
CBOE Holdings, Inc.	3,000	145,410
Citigroup, Inc.	29,502	1,442,943
FNFV Group*	846	13,841
Interactive Brokers Group, Inc.	1,200	27,618
Intercontinental Exchange Group, Inc.	2,518	484,010
JPMorgan Chase & Co.	37,220	2,146,477
Leucadia National Corp.	3,310	81,790
McGraw Hill Financial, Inc.	9,040	725,189
Moody’s Corp.	6,940	603,780
MSCI, Inc.*	2,520	114,030
NASDAQ OMX Group, Inc.	530	22,361

		$9,720,414
INSURANCE – 2.0%
ACE Ltd.	3,400	340,340
Aflac, Inc.	4,750	283,765
Alleghany Corp.*	256	105,946
Allied World Assurance Co. Holdings AG	2,790	100,468
Allstate Corp.	3,980	232,631
American Financial Group, Inc.	1,600	89,584
American International Group, Inc.	14,750	766,705
American National Insurance Co.	600	65,400
Aon PLC	9,900	835,164
Arch Capital Group Ltd.*	2,540	135,763
Arthur J Gallagher & Co.	3,880	174,600
Aspen Insurance Holdings Ltd.	190	7,602
Assurant, Inc.	1,130	71,597
Assured Guaranty Ltd.	1,600	35,712
Axis Capital Holdings Ltd.	3,280	141,532
Brown & Brown, Inc.	2,170	66,793
Chubb Corp.	3,950	342,504
Cincinnati Financial Corp.	2,106	96,918
CNA Financial Corp.	1,050	39,238
Endurance Specialty Holdings Ltd.	2,000	105,780
Erie Indemnity Co.#	670	49,057
Everest Re Group Ltd.	270	42,096
FNF Group*	2,541	68,887

July 31, 2014 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Genworth Financial, Inc.*	3,260	$42,706
Hanover Insurance Group, Inc.	1,100	63,591
Hartford Financial Services Group, Inc.	6,790	231,946
HCC Insurance Holdings, Inc.	970	45,280
Kemper Corp.	370	12,806
Lincoln National Corp.	3,170	166,076
Loews Corp.	5,050	212,757
Markel Corp.*	80	50,569
Marsh & McLennan Cos., Inc.	13,740	697,580
MBIA, Inc.*	1,650	15,807
Mercury General Corp.	370	18,211
MetLife, Inc.	8,901	468,193
Old Republic International Corp.	6,600	94,974
PartnerRe Ltd.	970	101,229
Principal Financial Group, Inc.	3,590	178,351
ProAssurance Corp.	500	21,815
Progressive Corp.	9,880	231,587
Protective Life Corp.	1,130	78,399
Prudential Financial, Inc.	6,530	567,914
Reinsurance Group of America, Inc.	1,690	135,639
RenaissanceRe Holdings Ltd.	20	1,956
StanCorp Financial Group, Inc.	40	2,414
Torchmark Corp.	1,695	89,394
Travelers Cos., Inc.	5,080	454,965
Unum Group	2,210	75,869
Validus Holdings Ltd.	170	6,210
White Mountains Insurance Group Ltd.	160	96,786
WR Berkley Corp.	3,580	159,704
XL Group PLC	2,520	81,245

		$8,602,055
REAL ESTATE INVESTMENT TRUSTS – 2.7%
Alexandria Real Estate Equities, Inc.	740	58,164
American Capital Agency Corp.	1,600	36,992
American Realty Capital Properties, Inc.	10,300	135,033
American Tower Corp.	11,560	1,091,148
Annaly Capital Management, Inc.	9,650	107,115
Apartment Investment & Management Co.	3,970	135,695
AvalonBay Communities, Inc.	1,222	180,954
BioMed Realty Trust, Inc.	4,100	88,150
Boston Properties, Inc.	1,950	232,927
Brandywine Realty Trust	730	11,351
Camden Property Trust	170	12,301
CBL & Associates Properties, Inc.	5,000	93,500
Chimera Investment Corp.	15,700	49,769
CommonWealth REIT	2,542	68,278
Corporate Office Properties Trust#	1,820	51,633

Description	Number of Shares	Value
Corrections Corp. of America	4,047	$130,394
Crown Castle International Corp.	12,140	900,545
DDR Corp.	2,800	49,112
Digital Realty Trust, Inc.#	3,760	242,106
Douglas Emmett, Inc.#	10	285
Duke Realty Corp.	6,310	113,517
Equity Lifestyle Properties, Inc.	3,400	150,586
Equity Residential	3,050	197,182
Essex Property Trust, Inc.	1,073	203,409
Extra Space Storage, Inc.	4,600	237,958
Federal Realty Investment Trust#	1,170	142,857
Gaming and Leisure Properties, Inc.	104	3,502
General Growth Properties, Inc.	8,143	190,302
Hatteras Financial Corp.	3,400	65,110
HCP, Inc.	2,470	102,579
Health Care REIT, Inc.	420	26,725
Home Properties, Inc.	1,000	65,790
Hospitality Properties Trust	750	21,427
Host Hotels & Resorts, Inc.	8,640	187,834
Kilroy Realty Corp.	2,000	123,680
Kimco Realty Corp.	6,880	153,974
Liberty Property Trust	1,340	47,128
Macerich Co.	2,610	169,676
Mack-Cali Realty Corp.	2,330	49,163
MFA Financial, Inc.	13,600	110,704
Mid-America Apartment Communities, Inc.	1,800	125,856
National Retail Properties, Inc.	100	3,557
NorthStar Realty Finance Corp.*	3,650	58,765
Omega Healthcare Investors, Inc.#	4,100	149,814
Piedmont Office Realty Trust, Inc.	3,300	64,185
Plum Creek Timber Co., Inc.	2,270	93,910
Post Properties, Inc.	700	37,940
Prologis, Inc.	6,010	245,268
Public Storage	3,860	662,415
Rayonier, Inc.	3,915	133,345
Realty Income Corp.#	3,910	168,326
Regency Centers Corp.	2,060	111,982
Senior Housing Properties Trust	2,540	58,064
Simon Property Group, Inc.	8,033	1,351,070
SL Green Realty Corp.	790	85,162
Spirit Realty Capital, Inc.	13,000	150,410
Starwood Property Trust, Inc.	3,600	84,960
Tanger Factory Outlet Centers, Inc.	3,100	107,415
Taubman Centers, Inc.#	1,850	136,086
Two Harbors Investment Corp.	11,700	119,691
UDR, Inc.	2,580	75,026
Ventas, Inc.	4,666	296,291
Vornado Realty Trust	3,673	389,411

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Washington Prime Group, Inc.*	4,016	$75,862
Weingarten Realty Investors	3,560	117,160
Weyerhaeuser Co.	14,010	438,793
WP Carey, Inc.	1,900	124,887

		$11,504,206
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
CBRE Group, Inc.*	8,710	268,616
Forest City Enterprises, Inc.*	4,300	82,431
Howard Hughes Corp.*	658	95,686
Jones Lang LaSalle, Inc.	1,370	169,469
Realogy Holdings Corp.*	2,600	95,576
St Joe Co.#,*	2,820	64,409

		$776,187
THRIFTS & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.	3,732	36,387
New York Community Bancorp, Inc.#	2,740	43,511
Ocwen Financial Corp.*	3,000	90,510
People’s United Financial, Inc.	7,600	110,352
TFS Financial Corp.*	250	3,370
Washington Federal, Inc.	270	5,659

		$289,789

TOTAL FINANCIALS		$48,314,698
HEALTH CARE – 12.9%
BIOTECHNOLOGY – 3.8%
Alexion Pharmaceuticals, Inc.*	6,440	1,023,896
Alkermes PLC*	4,400	188,144
Alnylam Pharmaceuticals, Inc.*	2,200	118,910
Amgen, Inc.	20,684	2,634,935
Ariad Pharmaceuticals, Inc.#,*	3,900	22,464
Biogen Idec, Inc.*	7,400	2,474,486
BioMarin Pharmaceutical, Inc.*	4,800	296,736
Celgene Corp.*	25,966	2,262,937
Cubist Pharmaceuticals, Inc.*	2,500	152,250
Gilead Sciences, Inc.*	45,854	4,197,934
Incyte Corp.*	6,100	290,177
Medivation, Inc.*	2,500	185,575
Myriad Genetics, Inc.#,*	2,310	83,391
Pharmacyclics, Inc.*	2,600	313,144
Regeneron Pharmaceuticals, Inc.*	2,300	727,306
Seattle Genetics, Inc.#,*	3,400	119,680
Theravance, Inc.#,*	4,000	86,800
United Therapeutics Corp.*	1,340	121,860
Vertex Pharmaceuticals, Inc.*	7,683	683,096

		$15,983,721
HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Abbott Laboratories	16,409	691,147

Description	Number of Shares	Value
Alere, Inc.*	2,650	$106,000
Align Technology, Inc.*	3,000	162,630
Baxter International, Inc.	15,550	1,161,429
Becton Dickinson & Co.	4,860	564,926
Boston Scientific Corp.*	18,100	231,318
CareFusion Corp.*	4,900	214,571
Cooper Cos., Inc.	1,050	168,924
Covidien PLC	4,400	380,644
CR Bard, Inc.	2,280	340,244
DENTSPLY International, Inc.	3,670	170,361
Edwards Lifesciences Corp.*	3,886	350,711
Hill-Rom Holdings, Inc.	2,260	89,044
Hologic, Inc.*	8,040	209,603
IDEXX Laboratories, Inc.*	1,890	235,267
Intuitive Surgical, Inc.*	1,200	549,060
Medtronic, Inc.	10,460	645,800
ResMed, Inc.#	4,720	244,213
Sirona Dental Systems, Inc.*	1,700	136,340
St. Jude Medical, Inc.	7,370	480,450
Stryker Corp.	7,300	582,321
Teleflex, Inc.	60	6,464
Varian Medical Systems, Inc.*	4,250	349,138
Zimmer Holdings, Inc.	2,310	231,162

		$8,301,767
HEALTH CARE PROVIDERS & SERVICES – 2.0%
Aetna, Inc.	5,231	405,559
AmerisourceBergen Corp.	7,870	605,282
Brookdale Senior Living, Inc.*	4,570	158,350
Cardinal Health, Inc.	4,200	300,930
Catamaran Corp.*	6,712	305,329
Centene Corp.*	1,700	122,553
Cigna Corp.	4,190	377,268
Community Health Systems, Inc.*	3,446	164,374
Davita HealthCare Partners, Inc.*	4,588	323,179
Envision Healthcare Holdings, Inc.*	500	17,875
Express Scripts Holding Co.*	20,462	1,425,178
HCA Holdings, Inc.*	3,600	235,116
Health Net, Inc.*	1,220	50,252
Henry Schein, Inc.*	2,460	285,975
Humana, Inc.	2,270	267,065
Laboratory Corp. of America Holdings*	1,410	146,203
LifePoint Hospitals, Inc.*	130	9,324
McKesson Corp.	6,500	1,247,090
MEDNAX, Inc.*	2,740	162,153
Omnicare, Inc.	1,959	122,438
Patterson Cos., Inc.	970	37,840

July 31, 2014 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Quest Diagnostics, Inc.	1,850	$113,035
Tenet Healthcare Corp.*	2,425	127,967
UnitedHealth Group, Inc.	10,320	836,436
Universal Health Services, Inc.	2,580	275,028
VCA Antech, Inc.*	870	32,442
WellPoint, Inc.	2,610	286,604

		$8,440,845
HEALTH CARE TECHNOLOGY – 0.2%
Allscripts Healthcare Solutions, Inc.*	4,700	74,824
athenahealth, Inc.#,*	1,100	136,840
Cerner Corp.*	10,040	554,208
IMS Health Holdings, Inc.#,*	100	2,610
Veeva Systems, Inc.#,*	5,300	126,140

		$894,622
LIFE SCIENCES TOOLS & SERVICES – 0.7%
Agilent Technologies, Inc.	5,490	307,934
Bio-Rad Laboratories, Inc.*	890	102,341
Bruker Corp.*	5,300	120,469
Charles River Laboratories International,
Inc.*	1,920	104,083
Covance, Inc.*	340	28,533
Illumina, Inc.*	4,200	671,622
Mettler-Toledo International, Inc.*	920	236,569
PerkinElmer, Inc.	870	40,211
QIAGEN N.V.*	5,200	127,036
Techne Corp.	1,400	130,648
Thermo Fisher Scientific, Inc.	7,120	865,080
Waters Corp.*	2,610	269,978

		$3,004,504
PHARMACEUTICALS – 4.3%
AbbVie, Inc.	46,709	2,444,749
Actavis PLC*	7,023	1,504,748
Allergan, Inc.	8,800	1,459,568
Bristol-Myers Squibb Co.	32,200	1,629,964
Eli Lilly & Co.	12,890	787,063
Endo International PLC*	5,210	349,487
Hospira, Inc.*	2,270	125,917
Jazz Pharmaceuticals PLC*	2,200	307,406
Johnson & Johnson	35,620	3,565,206
Mallinckrodt PLC*	1,337	93,082
Merck & Co., Inc.	35,746	2,028,228
Mylan, Inc.*	12,630	623,543
Perrigo Co. PLC	1,760	264,792
Pfizer, Inc.	61,123	1,754,230
Questcor Pharmaceuticals, Inc.#	2,200	197,934

Description	Number of Shares	Value
Salix Pharmaceuticals Ltd.*	2,600	$342,966
Zoetis, Inc.	17,581	578,591

		$18,057,474

TOTAL HEALTH CARE		$54,682,933
INDUSTRIALS – 11.7%
AEROSPACE & DEFENSE – 2.6%
Alliant Techsystems, Inc.	220	28,585
B/E Aerospace, Inc.*	2,900	246,906
Boeing Co.	21,890	2,637,307
Exelis, Inc.	5,070	85,379
General Dynamics Corp.	2,810	328,124
Hexcel Corp.*	3,600	134,100
Honeywell International, Inc.	23,870	2,191,982
Huntington Ingalls Industries, Inc.	1,645	149,563
L-3 Communications Holdings, Inc.	610	64,026
Lockheed Martin Corp.	7,350	1,227,230
Northrop Grumman Corp.	2,770	341,458
Precision Castparts Corp.	3,990	912,912
Raytheon Co.	3,520	319,510
Rockwell Collins, Inc.	4,470	327,517
Spirit Aerosystems Holdings, Inc.*	1,940	63,186
Textron, Inc.	3,270	118,930
TransDigm Group, Inc.	1,890	317,369
Triumph Group, Inc.	1,500	95,025
United Technologies Corp.	12,960	1,362,744

		$10,951,853
AIR FREIGHT & LOGISTICS – 0.8%
C.H. Robinson Worldwide, Inc.	4,384	295,745
Expeditors International of Washington, Inc.	7,280	314,350
FedEx Corp.	5,060	743,213
United Parcel Service, Inc.	21,950	2,131,126

		$3,484,434
AIRLINES – 0.7%
Alaska Air Group, Inc.	4,400	193,468
American Airlines Group, Inc.*	19,700	765,345
Copa Holdings SA	1,620	246,029
Delta Air Lines, Inc.	10,320	386,587
Southwest Airlines Co.	21,230	600,384
Spirit Airlines, Inc.*	2,300	150,466
United Continental Holdings, Inc.*	11,833	548,933

		$2,891,212
BUILDING PRODUCTS – 0.3%
Allegion PLC	2,233	114,843
Armstrong World Industries, Inc.#,*	2,340	113,911
Fortune Brands Home & Security, Inc.	4,760	179,880

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Lennox International, Inc.	1,490	$127,127
Masco Corp.	15,630	325,104
Owens Corning	890	30,305
Smith (A.O.) Corp.	2,500	116,750
USG Corp.#,*	4,400	116,380

		$1,124,300
COMMERCIAL SERVICES & SUPPLIES – 0.6%
ADT Corp.	1,750	60,900
Cintas Corp.	3,520	220,352
Civeo Corp.#,*	2,720	69,088
Clean Harbors, Inc.#,*	1,300	74,919
Copart, Inc.*	1,580	52,740
Covanta Holding Corp.	4,900	100,058
Iron Mountain, Inc.	4,134	138,530
KAR Auction Services, Inc.	4,100	120,171
Pitney Bowes, Inc.	7,330	198,350
Republic Services, Inc.	5,140	194,960
RR Donnelley & Sons Co.	3,270	56,767
Stericycle, Inc.*	2,752	323,773
Tyco International Ltd.	13,300	573,895
Waste Connections, Inc.	4,875	230,783
Waste Management, Inc.	4,440	199,312

		$2,614,598
CONSTRUCTION & ENGINEERING – 0.2%
AECOM Technology Corp.*	1,800	61,110
Chicago Bridge & Iron Co. NV	1,682	99,776
Fluor Corp.	3,670	267,433
Foster Wheeler AG	3,800	125,248
Jacobs Engineering Group, Inc.*	1,650	83,836
KBR, Inc.	2,070	42,766
Quanta Services, Inc.*	5,010	167,785
URS Corp.	2,220	127,139

		$975,093
ELECTRICAL EQUIPMENT – 0.7%
Acuity Brands, Inc.	1,300	139,451
AMETEK, Inc.	9,280	451,843
Babcock & Wilcox Co. (The)	2,940	91,258
Eaton Corp. PLC	4,728	321,126
Emerson Electric Co.	16,690	1,062,318
Hubbell, Inc.	1,590	185,935
Regal-Beloit Corp.	600	42,174
Rockwell Automation, Inc.	4,620	515,869
SolarCity Corp.*	1,000	71,530

		$2,881,504
INDUSTRIAL CONGLOMERATES – 1.5%
3M Co.	18,510	2,607,874

Description	Number of Shares	Value
Carlisle Cos., Inc.	1,290	$103,226
Danaher Corp.	7,880	582,174
General Electric Co.	99,120	2,492,868
Roper Industries, Inc.	3,000	432,210

		$6,218,352
MACHINERY – 2.2%
AGCO Corp.	560	27,278
Caterpillar, Inc.	8,900	896,675
Colfax Corp.#,*	2,700	170,019
Crane Co.	2,250	154,372
Cummins, Inc.	5,820	811,250
Deere & Co.	7,050	600,025
Donaldson Co., Inc.#	4,860	188,519
Dover Corp.	5,360	459,674
Flowserve Corp.	3,220	238,409
Graco, Inc.	2,140	158,681
Harsco Corp.	1,810	45,739
IDEX Corp.	2,120	160,738
Illinois Tool Works, Inc.	9,300	766,041
Ingersoll-Rand PLC	6,800	399,772
ITT Corp.	2,535	116,534
Joy Global, Inc.	1,080	64,001
Kennametal, Inc.	2,650	112,042
Lincoln Electric Holdings, Inc.	2,600	172,744
Manitowoc Co., Inc.	3,910	103,850
Middleby Corp. (The)*	1,600	116,576
Navistar International Corp.#,*	1,680	59,086
Nordson Corp.	2,000	150,340
Oshkosh Corp.	990	45,758
PACCAR, Inc.	10,790	671,893
Pall Corp.	3,170	245,580
Parker Hannifin Corp.	3,400	390,830
Pentair PLC	2,666	170,811
Snap-On, Inc.	1,280	153,856
SPX Corp.	1,230	121,930
Stanley Black & Decker, Inc.	1,820	159,159
Terex Corp.	2,030	70,055
Timken Co.	300	13,290
Toro Co.	2,340	138,832
Trinity Industries, Inc.#	5,060	220,818
Valmont Industries, Inc.#	1,060	154,368
WABCO Holdings, Inc.*	2,050	199,834
Wabtec Corp.	3,320	267,858
Xylem, Inc.	4,670	164,804

		$9,162,041
MARINE – 0.0%**
Kirby Corp.*	1,500	174,690

July 31, 2014 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
PROFESSIONAL SERVICES – 0.4%
Dun & Bradstreet Corp.	930	$102,328
Equifax, Inc.	4,060	308,925
IHS, Inc.*	2,140	281,132
Manpowergroup, Inc.	1,860	144,875
Nielsen Holdings N.V.	5,600	258,216
Robert Half International, Inc.	5,010	243,737
Science Applications International Corp.	1,257	52,505
Towers Watson & Co.	1,300	132,626
Verisk Analytics, Inc.*	6,000	360,240

		$1,884,584
ROAD & RAIL – 1.3%
AMERCO	300	78,948
Avis Budget Group, Inc.*	3,600	202,284
Con-way, Inc.	1,840	90,804
CSX Corp.	14,600	436,832
Genesee & Wyoming, Inc.*	1,600	159,568
Hertz Global Holdings, Inc.*	17,150	483,973
JB Hunt Transport Services, Inc.	2,980	230,235
Kansas City Southern	4,000	436,240
Landstar System, Inc.	1,590	105,147
Norfolk Southern Corp.	4,160	422,906
Old Dominion Freight Line, Inc.*	2,800	177,744
Ryder System, Inc.	40	3,445
Union Pacific Corp.	28,720	2,823,463

		$5,651,589
TRADING COMPANIES & DISTRIBUTORS – 0.4%
Fastenal Co.	10,360	459,466
GATX Corp.	90	5,580
HD Supply Holdings, Inc.*	4,600	116,932
MRC Global, Inc.*	100	2,683
MSC Industrial Direct Co., Inc.	1,390	118,553
NOW, Inc./de*	1,063	34,218
United Rentals, Inc.*	4,000	423,600
Veritiv Corp.*	207	8,263
WESCO International, Inc.*	330	25,902
WW Grainger, Inc.	2,010	472,651

		$1,667,848

TOTAL INDUSTRIALS		$49,682,098
INFORMATION TECHNOLOGY – 23.0%
COMMUNICATIONS EQUIPMENT – 1.6%
ARRIS Group, Inc.*	4,000	136,680
Brocade Communications Systems, Inc.	8,790	80,956
Cisco Systems, Inc.	53,220	1,342,741
EchoStar Corp.*	270	13,689
F5 Networks, Inc.*	3,010	338,896

Description	Number of Shares	Value
Harris Corp.	2,040	$139,271
JDS Uniphase Corp.*	5,850	69,439
Juniper Networks, Inc.*	10,440	245,758
Motorola Solutions, Inc.	5,690	362,339
Palo Alto Networks, Inc.*	1,800	145,548
Polycom, Inc.*	3,200	41,024
QUALCOMM, Inc.	50,400	3,714,480
Riverbed Technology, Inc.*	4,200	75,180

		$6,706,001
COMPUTERS & PERIPHERALS – 4.8%
3D Systems Corp.#,*	3,000	150,390
Apple, Inc.	181,580	17,353,601
Diebold, Inc.	973	36,663
EMC Corp.	30,270	886,911
Hewlett-Packard Co.	19,490	694,039
Lexmark International, Inc.#	2,230	107,107
NCR Corp.*	5,320	164,654
NetApp, Inc.	5,143	199,754
SanDisk Corp.	4,650	426,452
Stratasys Ltd.#,*	1,300	130,702
Western Digital Corp.	2,280	227,612

		$20,377,885
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.4%
Amphenol Corp.	5,150	495,275
Arrow Electronics, Inc.*	1,340	77,653
Avnet, Inc.	3,060	129,530
AVX Corp.	200	2,720
Corning, Inc.	19,540	383,961
Dolby Laboratories, Inc.#,*	1,350	60,264
FLIR Systems, Inc.	3,390	112,819
Ingram Micro, Inc.*	100	2,870
IPG Photonics Corp.#,*	300	20,205
Jabil Circuit, Inc.	5,240	104,590
Knowles Corp.*	1,930	56,124
National Instruments Corp.	2,880	91,699
Tech Data Corp.*	1,700	106,743
Trimble Navigation Ltd.*	8,300	256,470
Vishay Intertechnology, Inc.	2,370	34,910

		$1,935,833
INTERNET SOFTWARE & SERVICES – 4.7%
Akamai Technologies, Inc.*	7,350	433,797
AOL, Inc.*	2,331	89,860
CoStar Group, Inc.*	1,100	158,103
eBay, Inc.*	36,720	1,938,816
Equinix, Inc.*	1,890	405,443

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Facebook, Inc.*	59,600	$4,329,940
Google, Inc.*	16,970	9,766,713
IAC/InterActiveCorp	1,030	69,216
LinkedIn Corp.*	4,000	722,560
Pandora Media, Inc.#,*	9,300	233,616
Rackspace Hosting, Inc.#,*	2,800	84,812
Twitter, Inc.*	16,000	723,040
VeriSign, Inc.*	3,950	213,498
Yahoo!, Inc.*	8,490	304,027
Yelp, Inc.*	1,900	127,604
Zillow, Inc.#,*	900	129,177

		$19,730,222
IT SERVICES – 4.3%
Accenture PLC	18,700	1,482,536
Alliance Data Systems Corp.*	1,790	469,499
Amdocs Ltd.	2,720	123,325
Automatic Data Processing, Inc.	14,030	1,140,779
Blackhawk Network Holdings, Inc.*	517	14,419
Broadridge Financial Solutions, Inc.	3,630	146,543
Cognizant Technology Solutions Corp.*	18,120	888,786
Computer Sciences Corp.	1,600	99,824
CoreLogic, Inc.*	680	18,496
DST Systems, Inc.	170	15,312
Fidelity National Information Services, Inc.	4,243	239,305
Fiserv, Inc.*	7,660	472,392
FleetCor Technologies, Inc.*	3,100	411,649
Gartner, Inc.*	3,500	239,470
Genpact Ltd.*	6,500	114,400
Global Payments, Inc.	2,250	155,857
International Business Machines Corp.	27,500	5,270,925
Jack Henry & Associates, Inc.	1,900	110,865
Leidos Holdings, Inc.	2,200	81,268
Mastercard, Inc.	29,100	2,157,765
NeuStar, Inc.#,*	2,800	78,008
Paychex, Inc.	9,670	396,567
Teradata Corp.*	3,670	154,727
Total System Services, Inc.	4,520	144,640
Vantiv, Inc.*	3,900	127,842
VeriFone Systems, Inc.*	2,600	87,126
Visa, Inc.	14,630	3,087,076
Western Union Co.	20,690	361,454

		$18,090,855
OFFICE ELECTRONICS – 0.1%
Xerox Corp.	15,860	210,304
Zebra Technologies Corp.*	1,950	156,137

		$366,441

Description	Number of Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
Advanced Micro Devices, Inc.#,*	12,850	$50,243
Altera Corp.	7,030	230,022
Analog Devices, Inc.	8,820	437,737
Applied Materials, Inc.	32,580	682,877
Atmel Corp.#,*	11,220	92,004
Avago Technologies Ltd.	8,000	555,040
Broadcom Corp.	9,230	353,140
Cree, Inc.#,*	3,430	161,999
Fairchild Semiconductor International, Inc.*	1,810	27,548
First Solar, Inc.*	700	44,177
Freescale Semiconductor Holdings*	5,500	110,110
Intel Corp.	54,870	1,859,544
KLA-Tencor Corp.	3,650	260,938
Lam Research Corp.	2,480	173,600
Linear Technology Corp.	9,170	404,718
Marvell Technology Group Ltd.	3,330	44,422
Maxim Integrated Products, Inc.	11,220	328,858
Microchip Technology, Inc.#	5,900	265,618
Micron Technology, Inc.*	29,370	897,254
NVIDIA Corp.	6,080	106,400
ON Semiconductor Corp.*	10,570	90,479
Silicon Laboratories, Inc.*	1,380	56,207
Skyworks Solutions, Inc.	7,600	385,776
SunEdison, Inc.*	5,600	112,000
Teradyne, Inc.	3,450	62,859
Texas Instruments, Inc.	34,050	1,574,813
Xilinx, Inc.	5,200	213,876

		$9,582,259
SOFTWARE – 4.8%
Activision Blizzard, Inc.	12,670	283,555
Adobe Systems, Inc.*	14,880	1,028,357
ANSYS, Inc.*	2,080	160,035
Autodesk, Inc.*	7,530	401,725
CA, Inc.	4,180	120,718
Cadence Design Systems, Inc.*	11,710	197,079
Citrix Systems, Inc.*	6,130	415,185
Compuware Corp.	1,080	9,828
Concur Technologies, Inc.#,*	2,500	232,400
Electronic Arts, Inc.*	11,160	374,976
FactSet Research Systems, Inc.	1,540	185,000
FireEye, Inc.#,*	3,300	117,150
Fortinet, Inc.*	4,000	98,200
Informatica Corp.*	3,500	111,020
Intuit, Inc.	10,000	819,700
MICROS Systems, Inc.*	1,220	82,509
Microsoft Corp.	190,289	8,212,873

July 31, 2014 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
NetSuite, Inc.#,*	1,200	$101,172
Nuance Communications, Inc.*	7,000	127,260
Oracle Corp.	97,800	3,950,142
PTC, Inc.*	3,900	140,244
Red Hat, Inc.*	6,230	362,088
Rovi Corp.*	1,650	38,561
Salesforce.com, Inc.*	19,380	1,051,365
ServiceNow, Inc.#,*	5,600	329,280
SolarWinds, Inc.*	1,300	53,482
Solera Holdings, Inc.	2,700	172,800
Splunk, Inc.#,*	2,000	94,040
Symantec Corp.	12,120	286,759
Synopsys, Inc.*	2,600	98,202
Tableau Software, Inc.*	1,900	123,500
TIBCO Software, Inc.*	5,000	96,500
VMware, Inc.*	2,310	229,522
Workday, Inc.#,*	3,500	293,440
Zynga, Inc.*	15,000	43,800

		$20,442,467

TOTAL INFORMATION TECHNOLOGY		$97,231,963
MATERIALS – 4.1%
CHEMICALS – 3.0%
Air Products & Chemicals, Inc.	1,970	259,941
Airgas, Inc.	1,960	209,563
Albemarle Corp.	1,180	72,381
Ashland, Inc.	540	56,511
Cabot Corp.	460	24,099
Celanese Corp.	5,270	306,767
CF Industries Holdings, Inc.	723	180,996
Cytec Industries, Inc.	980	98,833
Dow Chemical Co.	15,250	778,817
E.I. du Pont de Nemours & Co.	24,830	1,596,817
Eastman Chemical Co.	4,288	337,809
Ecolab, Inc.	7,877	854,891
FMC Corp.	3,560	232,183
Huntsman Corp.	5,100	132,855
International Flavors & Fragrances, Inc.	2,900	292,871
LyondellBasell Industries NV	13,200	1,402,500
Monsanto Co.	15,750	1,781,168
Mosaic Co.	5,150	237,467
NewMarket Corp.	400	154,800
Platform Specialty Products Corp.*	4,500	111,195
PPG Industries, Inc.	3,820	757,735
Praxair, Inc.	8,250	1,057,155
Rayonier Advanced Materials, Inc.*	1,305	42,360
Rockwood Holdings, Inc.	2,000	157,880
RPM International, Inc.	3,760	166,117

Description	Number of Shares	Value
Scotts Miracle-Gro Co. Class A	1,470	$78,204
Sherwin-Williams Co. (The)	2,858	589,405
Sigma-Aldrich Corp.	3,490	350,466
Valspar Corp. (The)	2,720	204,136
Westlake Chemical Corp.	1,800	157,302
WR Grace & Co.*	1,600	145,600

		$12,828,824
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,700	154,394
Martin Marietta Materials, Inc.	1,500	186,345
Vulcan Materials Co.	1,400	88,382

		$429,121
CONTAINERS & PACKAGING – 0.4%
Aptargroup, Inc.	580	35,438
Avery Dennison Corp.	910	42,961
Ball Corp.	6,200	379,812
Bemis Co., Inc.	240	9,362
Crown Holdings, Inc.*	4,340	202,027
Greif, Inc.	270	13,549
MeadWestvaco Corp.	1,480	61,864
Owens-Illinois, Inc.*	3,380	105,422
Packaging Corp. of America	2,850	188,556
Rock-Tenn Co.	2,000	198,860
Sealed Air Corp.	7,500	240,900
Silgan Holdings, Inc.	1,900	93,518
Sonoco Products Co.	2,410	94,327

		$1,666,596
METALS & MINING – 0.4%
Alcoa, Inc.	16,200	265,518
Allegheny Technologies, Inc.	2,650	99,772
Carpenter Technology Corp.	380	20,573
Cliffs Natural Resources, Inc.#	2,540	44,323
Compass Minerals International, Inc.	900	77,418
Freeport-McMoRan Copper & Gold, Inc.	10,465	389,507
Newmont Mining Corp.	70	1,744
Nucor Corp.	3,150	158,193
Reliance Steel & Aluminum Co.	750	51,188
Royal Gold, Inc.	400	30,228
Southern Copper Corp.	6,270	206,032
Steel Dynamics, Inc.	5,700	120,897
Tahoe Resources, Inc.*	3,800	100,510
TimkenSteel Corp.*	150	6,527
United States Steel Corp.#	3,620	121,234

		$1,693,664
PAPER & FOREST PRODUCTS – 0.2%
Domtar Corp.	1,800	64,656

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
International Paper Co.	10,840	$514,900

		$579,556

TOTAL MATERIALS		$17,197,761
TELECOMMUNICATION SERVICES – 2.3%
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%
AT&T, Inc.	49,157	1,749,498
CenturyLink, Inc.	5,519	216,566
Frontier Communications Corp.#	10,500	68,775
Level 3 Communications, Inc.*	6,028	265,111
tw telecom, Inc.*	4,100	167,034
Verizon Communications, Inc.	124,400	6,272,248
Windstream Holdings, Inc.#	15,700	179,922

		$8,919,154
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
SBA Communications Corp.*	4,510	482,254
Sprint Corp.*	11,460	84,231
Telephone & Data Systems, Inc.	2,424	60,600
T-Mobile US, Inc.*	2,465	81,197
United States Cellular Corp.*	90	3,518

		$711,800

TOTAL TELECOMMUNICATION SERVICES		$9,630,954
UTILITIES – 1.9%
ELECTRIC UTILITIES – 0.8%
American Electric Power Co., Inc.	5,390	280,226
Duke Energy Corp.	5,395	389,141
Edison International	3,320	181,936
Entergy Corp.	2,770	201,739
Exelon Corp.	8,199	254,825
Great Plains Energy, Inc.	1,720	42,639
Hawaiian Electric Industries, Inc.#	2,710	64,010
ITC Holdings Corp.	3,960	142,956
NextEra Energy, Inc.	3,340	313,593
Northeast Utilities	5,713	250,801
OGE Energy Corp.	3,020	108,569
Pinnacle West Capital Corp.	1,600	85,584
PPL Corp.	9,000	296,910
Southern Co. (The)	10,381	449,393
Westar Energy, Inc.	2,960	106,678
Xcel Energy, Inc.	7,770	239,316

		$3,408,316
GAS UTILITIES – 0.1%
AGL Resources, Inc.	1,320	68,165
Atmos Energy Corp.	2,610	126,115
National Fuel Gas Co.	1,410	97,163

Description	Number of Shares	Value
ONE Gas, Inc.	1,290	$46,440
Questar Corp.	6,500	144,560
UGI Corp.#	1,890	91,741

		$574,184
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.	6,610	96,572
Calpine Corp.*	7,850	173,014
NRG Energy, Inc.	3,100	95,976

		$365,562
MULTI-UTILITIES – 0.7%
Alliant Energy Corp.	2,000	113,000
Ameren Corp.	3,450	132,652
CenterPoint Energy, Inc.	4,760	115,763
CMS Energy Corp.	3,670	106,173
Consolidated Edison, Inc.	4,340	243,431
Dominion Resources, Inc.	5,870	397,047
DTE Energy Co.	2,200	162,404
Integrys Energy Group, Inc.	1,760	115,386
MDU Resources Group, Inc.	4,280	134,863
NiSource, Inc.	4,700	177,096
PG&E Corp.	3,120	139,370
Public Service Enterprise Group, Inc.	6,200	218,054
SCANA Corp.	3,140	159,763
Sempra Energy	3,250	324,058
TECO Energy, Inc.	430	7,508
Vectren Corp.	1,680	63,991
Wisconsin Energy Corp.	4,240	184,779

		$2,795,338
OIL, GAS & CONSUMABLE FUELS – 0.1%
ONEOK, Inc.	7,160	461,319
WATER UTILITIES – 0.1%
American Water Works Co., Inc.	1,690	80,731
Aqua America, Inc.	6,625	157,542

		$238,273

TOTAL UTILITIES		$7,842,992

TOTAL COMMON STOCKS (COST $276,776,788)		$421,364,199
INVESTMENT COMPANIES – 0.2%
EQUITY FUND – 0.2%
iShares Russell 1000 ETF#	5,100	549,984
iShares Russell 1000 Growth ETF	3,000	267,690

TOTAL EQUITY FUND		$817,674

TOTAL INVESTMENT COMPANIES (COST $815,349)		$817,674

July 31, 2014 (unaudited)

14     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
RIGHTS – 0.0%**
Celgene Corp.	89	$225
Community Health Systems, Inc.*	3,700	203
Fresenius Kabi Pharmaceuticals Holding,
Inc.*,††	132	—

TOTAL RIGHTS
(COST $142)		$428
WARRANTS – 0.0%**
American International Group, Inc. CW21,
Expire 1/19/21*	2,055	49,114
Kinder Morgan, Inc., Expire 5/25/17*	16,345	44,785

TOTAL WARRANTS
(COST $48,690)		$93,899

TOTAL INVESTMENTS IN SECURITIES – 99.8%
(COST $277,640,969)		$422,276,200
	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%
REPURCHASE AGREEMENTS – 2.1%
Citigroup Global Markets, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $2,094,739, collateralized by U.S. Government & Treasury Securities 1.13% to 8.00%, maturing 10/01/17 to 06/15/50; total market value of $2,136,629.	$2,094,734	$2,094,734
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $2,094,738, collateralized by U.S. Treasury Securities 0.00% to 4.13%, maturing 08/07/14 to 02/15/21; total market value of $2,136,635.	2,094,734	2,094,734
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $440,983, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $449,811.	440,982	440,982

	Par Value	Value
Merrill Lynch Pierce Fenner & Smith, 0.09%,dated 07/31/14, due 08/01/14, repurchase price $2,094,739, collateralized by U.S. Government Securities 2.18% to 4.50%,maturing 12/01/27 to 07/01/44; total market value of $2,136,629.	$2,094,734	$2,094,734
Mizuho Securities USA, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $2,094,739, collateralized by U.S. Government & Treasury Securities 0.13% to 9.50%, maturing 09/15/15 to 08/15/43; total market value of $2,136,629.	2,094,734	2,094,734

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,819,918)		$8,819,918

TOTAL INVESTMENTS – 101.9% (COST $286,460,887)		$431,096,118
COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(8,819,918)
OTHER ASSETS LESS LIABILITIES – 0.2%		721,760

TOTAL NET ASSETS – 100.0%		$422,997,960

Cost of investments for Federal income tax purposes is $290,536,833. The net unrealized appreciation/(depreciation) of investments was $140,559,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $146,610,008 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,050,723.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$421,364,199	$—	$—	$421,364,199
Investment Companies	817,674	—	—	817,674
Rights	428	—	—	428

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      15

Wilmington Large-Cap Strategy Fund (concluded)

	Level 1	Level 2	Level 3	Total
Warrants	$93,899	$—	$—	$93,899
Repurchase Agreements	—	8,819,918	—	8,819,918

Total	$422,276,200	$8,819,918	$—	$431,096,118

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Mid-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.7%
CONSUMER DISCRETIONARY – 21.7%
AUTO COMPONENTS – 2.4%
BorgWarner, Inc.	162,800	$10,134,300
DISTRIBUTORS – 1.7%
LKQ Corp.*	277,500	7,258,013
HOTELS, RESTAURANTS & LEISURE – 2.1%
DineEquity, Inc.	61,950	5,021,047
Panera Bread Co.*	27,750	4,087,575

		$9,108,622
INTERNET & CATALOG RETAIL – 1.4%
TripAdvisor, Inc.*	60,425	5,730,707
MEDIA – 4.9%
CBS Corp., Non-Voting	176,200	10,013,446
Lions Gate Entertainment Corp.	166,100	5,115,880
Scripps Networks Interactive, Inc.	70,000	5,768,700

		$20,898,026
MULTILINE RETAIL – 1.7%
Nordstrom, Inc.	102,500	7,096,075
SPECIALTY RETAIL – 4.4%
GameStop Corp.#	138,400	5,808,648
L Brands, Inc.	109,800	6,365,106
Tile Shop Holdings, Inc.#,*	294,100	2,973,351
Vitamin Shoppe, Inc.*	84,000	3,582,600

		$18,729,705
TEXTILES, APPAREL & LUXURY GOODS – 3.1%
Coach, Inc.	92,000	3,179,520
Lululemon Athletica, Inc.#,*	73,400	2,823,698
PVH Corp.	63,400	6,985,412

		$12,988,630

TOTAL CONSUMER DISCRETIONARY		$91,944,078
CONSUMER STAPLES – 4.6%
BEVERAGES – 2.2%
Keurig Green Mountain, Inc.	78,800	9,399,264
FOOD & STAPLES RETAILING – 1.0%
Pricesmart, Inc.	50,266	4,136,892
HOUSEHOLD PRODUCTS – 1.4%
Church & Dwight Co., Inc.	92,700	5,949,486

TOTAL CONSUMER STAPLES		$19,485,642

Description	Number of Shares	Value
ENERGY – 9.3%
ENERGY EQUIPMENT & SERVICES – 4.6%
Cameron International Corp.*	71,800	$5,091,338
CARBO Ceramics, Inc.#	32,000	3,985,280
Core Laboratories NV	35,150	5,147,015
Oceaneering International, Inc.	76,700	5,208,697

		$19,432,330
OIL, GAS & CONSUMABLE FUELS – 4.7%
Cabot Oil & Gas Corp.	155,500	5,123,725
Southwestern Energy Co.*	158,500	6,431,930
Whiting Petroleum Corp.*	95,800	8,477,342

		$20,032,997

TOTAL ENERGY		$39,465,327
FINANCIALS – 10.7%
CAPITAL MARKETS – 2.3%
Raymond James Financial, Inc.	97,400	4,962,530
T. Rowe Price Group, Inc.	61,300	4,760,558

		$9,723,088
COMMERCIAL BANKS – 1.9%
Signature Bank*	13,000	1,487,070
SVB Financial Group*	61,900	6,748,338

		$8,235,408
DIVERSIFIED FINANCIAL SERVICES – 1.8%
Intercontinental Exchange Group, Inc.	8,800	1,691,536
MarketAxess Holdings, Inc.	106,200	5,971,626

		$7,663,162
INSURANCE – 1.5%
Brown & Brown, Inc.	203,019	6,248,925
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.2%
CBRE Group, Inc.*	259,500	8,002,980
Realogy Holdings Corp.*	148,650	5,464,374

		$13,467,354

TOTAL FINANCIALS		$45,337,937
HEALTH CARE – 13.5%
BIOTECHNOLOGY – 3.2%
Cepheid, Inc.*	138,300	5,205,612
Regeneron Pharmaceuticals, Inc.*	26,850	8,490,507

		$13,696,119

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 6.1%
Alere, Inc.*	157,100	$6,284,000
Intuitive Surgical, Inc.*	11,475	5,250,386
Novadaq Technologies, Inc.*	203,468	3,121,199
ResMed, Inc.#	129,100	6,679,634
West Pharmaceutical Services, Inc.	103,950	4,235,963

		$25,571,182
HEALTH CARE TECHNOLOGY – 1.6%
Cerner Corp.*	124,500	6,872,400
PHARMACEUTICALS – 2.6%
Auxilium Pharmaceuticals, Inc.#,*	123,700	2,476,474
Perrigo Co. PLC	56,300	8,470,335

		$10,946,809

TOTAL HEALTH CARE		$57,086,510
INDUSTRIALS – 16.5%
AEROSPACE & DEFENSE – 2.3%
HEICO Corp.#	154,000	6,207,740
Precision Castparts Corp.	14,700	3,363,360

		$9,571,100
COMMERCIAL SERVICES & SUPPLIES – 2.8%
MSA Safety, Inc.	114,800	5,944,344
Waste Connections, Inc.	128,091	6,063,828

		$12,008,172
ELECTRICAL EQUIPMENT – 3.4%
AMETEK, Inc.	143,550	6,989,449
Rockwell Automation, Inc.	65,350	7,296,981

		$14,286,430
MACHINERY – 5.1%
Chart Industries, Inc.*	56,550	4,300,627
Cummins, Inc.	44,500	6,202,855
Graco, Inc.	87,950	6,521,493
Pall Corp.	59,500	4,609,465

		$21,634,440
ROAD & RAIL – 2.9%
Kansas City Southern	58,150	6,341,839
Old Dominion Freight Line, Inc.*	96,300	6,113,124

		$12,454,963

TOTAL INDUSTRIALS		$69,955,105
INFORMATION TECHNOLOGY – 17.6%
COMMUNICATIONS EQUIPMENT – 1.1%
Aruba Networks, Inc.#,*	270,135	4,824,611
COMPUTERS & PERIPHERALS – 1.0%
Stratasys Ltd.#,*	41,812	4,203,778

Description	Number of Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.2%
FEI Co.	58,000	$4,442,800
IPG Photonics Corp.#,*	124,510	8,385,749
National Instruments Corp.	151,300	4,817,392

		$17,645,941
INTERNET SOFTWARE & SERVICES – 2.1%
CoStar Group, Inc.*	31,047	4,462,385
Xoom Corp.*	196,000	4,245,360

		$8,707,745
IT SERVICES – 1.2%
Global Payments, Inc.	73,000	5,056,710
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.7%
Altera Corp.	190,100	6,220,072
Lam Research Corp.	76,450	5,351,500

		$11,571,572
SOFTWARE – 5.3%
ANSYS, Inc.*	105,066	8,083,778
Autodesk, Inc.*	130,300	6,951,505
Red Hat, Inc.*	127,650	7,419,018

		$22,454,301

TOTAL INFORMATION TECHNOLOGY		$74,464,658
MATERIALS – 5.8%
CHEMICALS – 4.2%
Airgas, Inc.	48,400	5,174,928
Valspar Corp.	66,200	4,968,310
WR Grace & Co.*	84,600	7,698,600

		$17,841,838
CONTAINERS & PACKAGING – 1.6%
Crown Holdings, Inc.*	138,050	6,426,227

TOTAL MATERIALS		$24,268,065

TOTAL COMMON STOCKS
(COST $321,158,747)		$422,007,322
MONEY MARKET FUND – 0.6%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	2,673,421	2,673,421

TOTAL MONEY MARKET FUND
(COST $2,673,421)		$2,673,421

TOTAL INVESTMENTS IN SECURITIES – 100.3%
(COST $323,832,168)		$424,680,743

July 31, 2014 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.2%
REPURCHASE AGREEMENTS – 5.2%
Daiwa Capital Markets America, 0.12%, dated 07/31/14, due 08/01/14, repurchase price $5,203,622, collateralized by U.S. Government & Treasury Securities 0.00% to 6.50%, maturing 08/15/14 to 03/01/48; total market value of $5,307,677.	$5,203,605	$5,203,605
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $5,203,615, collateralized by U.S. Treasury Securities 0.00% to 4.13%, maturing 08/07/14 to 02/15/21; total market value of $5,307,692.	5,203,605	5,203,605
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $1,095,458, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $1,117,388.	1,095,456	1,095,456
Merrill Lynch Pierce Fenner & Smith, 0.09%, dated 07/31/14, due 08/01/14, repurchase price $5,203,618, collateralized by U.S. Government Securities 2.18% to 4.50%, maturing 12/01/27 to 07/01/44; total market value of $5,307,677.	5,203,605	5,203,605
Nomura Securities International, Inc., 0.10%, dated 07/31/14, due 08/01/14, repurchase price $5,203,619, collateralized by U.S. Government & Treasury Securities 0.00% to 9.13%, maturing 10/30/14 to 03/20/63; total market value of $5,307,677.	5,203,605	5,203,605

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $21,909,876)		$21,909,876

TOTAL INVESTMENTS – 105.5%
(COST $345,742,044)		$446,590,619
COLLATERAL FOR SECURITIES ON LOAN – (5.2%)		(21,909,876)
OTHER LIABILITIES LESS ASSETS – (0.3%)		(1,234,891)

TOTAL NET ASSETS – 100.0%		$423,445,852

Cost of investments for Federal income tax purposes is $348,724,465. The net unrealized appreciation/(depreciation) of investments was $97,866,154. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $111,565,691 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,699,537.

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington Mid-Cap Growth Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$422,007,322	$—	$—	$422,007,322
Money Market Fund	2,673,421	—	—	2,673,421
Repurchase Agreements	—	21,909,876	—	21,909,876

Total	$424,680,743	$21,909,876	$—	$446,590,619

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Small-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.8%
CONSUMER DISCRETIONARY – 16.9%
AUTO COMPONENTS – 1.6%
American Axle & Manufacturing Holdings,
Inc.*	5,529	$101,678
Modine Manufacturing Co.*	5,530	76,148
Stoneridge, Inc.*	10,000	109,700
Tenneco, Inc.*	12,612	803,384
Tower International, Inc.*	6,997	220,406

		$1,311,316
AUTOMOBILES – 0.4%
Winnebago Industries, Inc.*	12,171	286,019
DISTRIBUTORS – 1.1%
Core-Mark Holding Co., Inc.	19,370	914,264
DIVERSIFIED CONSUMER SERVICES – 0.5%
Education Management Corp.#,*	16,509	21,297
Sotheby’s	2,980	118,157
Steiner Leisure Ltd.*	7,146	285,197

		$424,651
HOTELS, RESTAURANTS & LEISURE – 2.0%
Cheesecake Factory, Inc.	9,438	404,701
DineEquity, Inc.	1,417	114,848
Life Time Fitness, Inc.*	9,334	367,293
Popeyes Louisiana Kitchen, Inc.*	3,667	147,780
Premier Exhibitions, Inc.*	53,016	37,641
Ruth’s Hospitality Group, Inc.	11,434	129,776
Sonic Corp.*	20,697	427,393

		$1,629,432
HOUSEHOLD DURABLES – 0.9%
La-Z-Boy, Inc.	3,228	67,917
Libbey, Inc.*	8,575	223,293
Meritage Homes Corp.*	2,238	85,715
Ryland Group, Inc.	11,561	371,108

		$748,033
INTERNET & CATALOG RETAIL – 0.7%
HSN, Inc.	5,970	333,663
Orbitz Worldwide, Inc.*	19,948	176,540
Valuevision Media, Inc.*	15,226	69,735

		$579,938

Description	Number of Shares	Value
LEISURE EQUIPMENT & PRODUCTS – 1.3%
Brunswick Corp.	15,693	$632,899
Polaris Industries, Inc.	2,883	425,358

		$1,058,257
MEDIA – 3.3%
Cumulus Media, Inc.*	75,750	392,385
Entravision Communications Corp.	24,766	138,442
Lions Gate Entertainment Corp.	9,802	301,902
Loral Space & Communications, Inc.	4,073	294,478
MDC Partners, Inc.	15,033	309,980
National CineMedia, Inc.	3,831	61,526
Nexstar Broadcasting Group, Inc.#	9,802	456,675
Sinclair Broadcast Group, Inc.#	23,797	768,881

		$2,724,269
SPECIALTY RETAIL – 2.5%
Asbury Automotive Group, Inc.*	6,845	462,243
Cabela’s, Inc.#,*	3,709	216,457
Monro Muffler Brake, Inc.	6,907	350,807
Pier 1 Imports, Inc.	3,000	45,180
Tractor Supply Co.	11,565	718,996
Winmark Corp.	3,602	235,823

		$2,029,506
TEXTILES, APPAREL & LUXURY GOODS – 2.6%
Quiksilver, Inc.*	14,153	42,317
Steven Madden Ltd.*	19,556	622,859
Under Armour, Inc.*	10,784	719,832
Wolverine World Wide, Inc.	30,655	743,690

		$2,128,698

TOTAL CONSUMER DISCRETIONARY		$13,834,383
CONSUMER STAPLES – 5.9%
BEVERAGES – 0.3%
National Beverage Corp.*	13,188	226,042
FOOD & STAPLES RETAILING – 2.2%
Andersons, Inc.	12,791	690,970
Pricesmart, Inc.	5,096	419,401
Rite Aid Corp.*	40,503	270,965
SUPERVALU, Inc.*	42,463	389,386

		$1,770,722
FOOD PRODUCTS – 2.2%
Darling International, Inc.#,*	14,455	270,598

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Hain Celestial Group, Inc.*	2,776	$237,348
J&J Snack Foods Corp.	5,851	527,117
Omega Protein Corp.*	24,369	341,653
Pilgrim’s Pride Corp.*	13,844	387,078

		$1,763,794
HOUSEHOLD PRODUCTS – 1.0%
Spectrum Brands Holdings, Inc.	4,908	409,327
WD-40 Co.	6,813	454,836

		$864,163
PERSONAL PRODUCTS – 0.2%
Prestige Brands Holdings, Inc.*	6,059	186,617

TOTAL CONSUMER STAPLES		$4,811,338
ENERGY – 5.9%
ENERGY EQUIPMENT & SERVICES – 1.1%
Dril-Quip, Inc.*	7,359	741,566
Geospace Technologies Corp.*	1,368	55,048
Mitcham Industries, Inc.*	10,328	133,954

		$930,568
OIL, GAS & CONSUMABLE FUELS – 4.8%
Carrizo Oil & Gas, Inc.*	4,420	271,432
Contango Oil & Gas Co.	2,070	83,276
Energy XXI (Bermuda) Ltd.	850	16,966
EXCO Resources, Inc.#	28,360	130,740
Jones Energy, Inc.*	39,930	751,483
Kodiak Oil & Gas Corp.*	32,947	511,996
Oasis Petroleum, Inc.*	5,929	316,905
Rosetta Resources, Inc.#,*	26,210	1,338,545
Synergy Resources Corp.*	24,170	254,268
Western Refining, Inc.	4,910	201,114

		$3,876,725

TOTAL ENERGY		$4,807,293
FINANCIALS – 4.9%
CAPITAL MARKETS – 2.3%
AllianceBernstein Holding LP	19,158	500,790
HFF, Inc.	12,489	424,126
Lazard Ltd.	8,019	419,394
Medallion Financial Corp.	16,364	182,295
Virtus Investment Partners, Inc.*	1,654	339,153

		$1,865,758
COMMERCIAL BANKS – 0.1%
Glacier Bancorp, Inc.	2,952	78,169
CONSUMER FINANCE – 1.1%
Consumer Portfolio Services, Inc.*	17,500	127,050
First Cash Financial Services, Inc.*	13,528	763,114

		$890,164

Description	Number of Shares	Value
INSURANCE – 0.1%
First American Financial Corp.	3,631	$98,545
REAL ESTATE INVESTMENT TRUSTS – 1.1%
FelCor Lodging Trust, Inc.	20,777	217,535
Geo Group, Inc.	3,875	133,339
Omega Healthcare Investors, Inc.#	5,732	209,447
Strategic Hotels & Resorts, Inc.*	30,562	348,712

		$909,033
THRIFTS & MORTGAGE FINANCE – 0.2%
MGIC Investment Corp.*	19,049	140,772

TOTAL FINANCIALS		$3,982,441
HEALTH CARE – 17.8%
BIOTECHNOLOGY – 5.5%
ACADIA Pharmaceuticals, Inc.#,*	5,567	112,843
Alnylam Pharmaceuticals, Inc.*	7,335	396,457
Arena Pharmaceuticals, Inc.#,*	4,873	22,562
Array BioPharma, Inc.*	25,000	100,000
Cubist Pharmaceuticals, Inc.*	4,872	296,705
Dendreon Corp.#,*	13,015	26,941
Exact Sciences Corp.#,*	1,795	28,020
Exelixis, Inc.#,*	22,600	91,304
Idenix Pharmaceuticals, Inc.*	4,704	114,872
Intercept Pharmaceuticals, Inc.*	4,618	1,073,038
InterMune, Inc.*	30	1,316
Keryx Biopharmaceuticals, Inc.#,*	17,021	256,166
Novavax, Inc.#,*	60,467	261,822
Orexigen Therapeutics, Inc.#,*	21,967	109,615
Osiris Therapeutics, Inc.#,*	3,123	46,220
PDL BioPharma, Inc.#	45,133	423,348
Pharmacyclics, Inc.#,*	1,875	225,825
Puma Biotechnology, Inc.*	1,770	392,444
Raptor Pharmaceutical Corp.#,*	10,000	86,100
Sarepta Therapeutics, Inc.#,*	3,085	65,834
Seattle Genetics, Inc.#,*	3,491	122,883
Spectrum Pharmaceuticals, Inc.*	7,446	52,420
Synageva BioPharma Corp.#,*	1,766	120,812
United Therapeutics Corp.*	413	37,558
ZIOPHARM Oncology, Inc.#,*	3,065	9,593

		$4,474,698
HEALTH CARE EQUIPMENT & SUPPLIES – 6.3%
ABIOMED, Inc.#,*	16,304	417,382
Align Technology, Inc.*	11,927	646,563
Anika Therapeutics, Inc.*	5,415	227,755
Cantel Medical Corp.	6,289	210,870
Cardiovascular Systems, Inc.*	12,972	350,244

July 31, 2014 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Cynosure, Inc.*	14,052	$319,543
Integra LifeSciences Holdings Corp.*	4,550	215,761
Neogen Corp.*	17,044	744,141
OraSure Technologies, Inc.*	25,000	205,750
Sirona Dental Systems, Inc.*	2,362	189,432
Staar Surgical Co.*	4,410	56,757
STERIS Corp.	9,372	476,847
Utah Medical Products, Inc.	9,211	479,064
West Pharmaceutical Services, Inc.	14,790	602,693

		$5,142,802
HEALTH CARE PROVIDERS & SERVICES – 3.0%
Accretive Health, Inc.#,*	7,558	63,638
Air Methods Corp.	3,090	155,273
AMN Healthcare Services, Inc.*	8,575	112,333
Brookdale Senior Living, Inc.*	2,565	88,877
Centene Corp.*	4,895	352,881
Corvel Corp.*	18,672	752,108
Gentiva Health Services, Inc.*	6,768	122,501
HealthSouth Corp.	8,509	326,150
National Research Corp., Class B#,*	2,617	104,968
Providence Service Corp.*	9,959	394,476

		$2,473,205
HEALTH CARE TECHNOLOGY – 0.2%
Cerner Corp.*	2,409	132,977
LIFE SCIENCES TOOLS & SERVICES – 0.6%
Luminex Corp.*	2,656	48,339
PAREXEL International Corp.*	7,853	420,607

		$468,946
PHARMACEUTICALS – 2.2%
Cempra, Inc.#,*	19,000	174,800
Furiex Pharmaceuticals CVR	734	7,171
Jazz Pharmaceuticals PLC*	1,750	244,528
Pacira Pharmaceuticals, Inc.*	6,023	554,116
Salix Pharmaceuticals Ltd.*	6,392	843,169
Vivus, Inc.#,*	3,109	14,985

		$1,838,769

TOTAL HEALTH CARE		$14,531,397
INDUSTRIALS – 25.6%
AEROSPACE & DEFENSE – 1.8%
Cubic Corp.	4,680	205,265
DigitalGlobe, Inc.*	4,246	111,033
GenCorp., Inc.#,*	17,118	303,845
HEICO Corp.	3,765	185,087
Hexcel Corp.*	11,862	441,860

Description	Number of Shares	Value
Sypris Solutions, Inc.	17,292	$81,964
Teledyne Technologies, Inc.*	1,830	166,896

		$1,495,950
AIR FREIGHT & LOGISTICS – 0.9%
Park-Ohio Holdings Corp.*	8,869	526,464
XPO Logistics, Inc.#,*	5,673	175,239

		$701,703
AIRLINES – 2.1%
American Airlines Group, Inc.*	7,711	299,572
Hawaiian Holdings, Inc.*	53,569	746,216
Republic Airways Holdings, Inc.*	17,576	174,705
Spirit Airlines, Inc.*	7,615	498,173

		$1,718,666
BUILDING PRODUCTS – 1.4%
American Woodmark Corp.*	5,197	152,792
Trex Co., Inc.*	22,060	620,989
USG Corp.#,*	13,764	364,058

		$1,137,839
COMMERCIAL SERVICES & SUPPLIES – 1.7%
Brink’s Co.	4,094	109,883
Healthcare Services Group, Inc.	5,000	130,700
Herman Miller, Inc.	471	13,772
Interface, Inc.	2,000	31,700
Knoll, Inc.	4,134	69,493
Mobile Mini, Inc.	5,897	222,671
SP Plus Corp.*	26,459	518,596
Team, Inc.*	7,000	277,270

		$1,374,085
CONSTRUCTION & ENGINEERING – 3.3%
Aegion Corp.*	21,789	499,186
Comfort Systems USA, Inc.	4,000	59,600
Dycom Industries, Inc.*	20,481	575,926
Furmanite Corp.*	22,082	202,050
Great Lakes Dredge & Dock Corp.	30,000	216,600
MasTec, Inc.*	11,734	319,047
MYR Group, Inc.*	3,833	95,097
Primoris Services Corp.	30,346	724,662

		$2,692,168
ELECTRICAL EQUIPMENT – 1.6%
Acuity Brands, Inc.	4,169	447,209
Belden, Inc.	5,000	339,500
Encore Wire Corp.	11,572	485,330

		$1,272,039
MACHINERY – 3.4%
ARC Group Worldwide, Inc.*	33,290	495,022

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      23

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Blount International, Inc.*	5,669	$74,037
EnPro Industries, Inc.*	2,430	166,261
Gorman-Rupp Co.	251	7,274
Hyster-Yale Materials Handling, Inc.	2,310	185,031
Meritor, Inc.*	97,993	1,231,772
Mueller Water Products, Inc.	14,709	113,995
Trimas Corp.*	8,680	274,982
Valmont Industries, Inc.#	413	60,145
Wabash National Corp.*	13,872	188,798

		$2,797,317
MARINE – 0.3%
Rand Logistics, Inc.*	40,001	242,806
PROFESSIONAL SERVICES – 3.9%
Advisory Board Co.*	11,339	568,537
Corporate Executive Board Co.	3,491	216,686
Exponent, Inc.	11,964	850,401
GP Strategies Corp.*	22,413	609,858
Kforce, Inc.	13,015	258,868
Navigant Consulting, Inc.*	26,986	440,412
On Assignment, Inc.*	5,568	150,392
Resources Connection, Inc.	7,089	107,044

		$3,202,198
ROAD & RAIL – 1.9%
Genesee & Wyoming, Inc.*	8,610	858,675
Quality Distribution, Inc.*	33,326	444,902
Swift Transportation Co.*	11,698	239,224

		$1,542,801
TRADING COMPANIES & DISTRIBUTORS – 3.3%
Aceto Corp.	29,885	500,873
CAI International, Inc.*	6,791	129,640
DXP Enterprises, Inc.*	5,857	416,023
H&E Equipment Services, Inc.	8,640	312,595
TAL International Group, Inc.	1,771	78,278
Textainer Group Holdings Ltd.#	8,074	295,266
United Rentals, Inc.*	8,830	935,097
Watsco, Inc.	199	17,824

		$2,685,596

TOTAL INDUSTRIALS		$20,863,168
INFORMATION TECHNOLOGY – 17.9%
COMMUNICATIONS EQUIPMENT – 2.3%
ARRIS Group, Inc.*,††	13,664	466,899
CalAmp Corp.*	13,625	231,761
Finisar Corp.#,*	20,660	407,622
InterDigital, Inc.	4,134	182,268
Ixia*	7,086	75,820

Description	Number of Shares	Value
ShoreTel, Inc.*	19,780	$122,240
Tessco Technologies, Inc.	11,619	354,380

		$1,840,990
COMPUTERS & PERIPHERALS – 0.5%
3D Systems Corp.#,*	3,535	177,210
Cray, Inc.#,*	8,509	225,659

		$402,869
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.4%
Anixter International, Inc.*	7,015	603,080
Coherent, Inc.	2,630	154,933
Methode Electronics, Inc.	11,663	372,983

		$1,130,996
INTERNET SOFTWARE & SERVICES – 2.3%
Blucora, Inc.*	3,935	67,170
Conversant, Inc.#,*	24,353	569,130
CoStar Group, Inc.*	2,419	347,683
LivePerson, Inc.*	5,338	62,882
Spark Networks, Inc.#,*	12,396	73,880
Stamps.com, Inc.*	11,311	357,767
support.com, Inc.*	21,762	51,794
TechTarget, Inc.*	9,995	75,962
Web.com Group, Inc.*	11,273	299,298

		$1,905,566
IT SERVICES – 4.4%
Cardtronics, Inc.*	14,171	546,434
Computer Task Group, Inc.	4,064	58,197
CSG Systems International, Inc.	3,000	78,120
Hackett Group, Inc.	19,018	114,108
iGATE Corp.*	15,350	547,688
Jack Henry & Associates, Inc.	8,845	516,106
Lionbridge Technologies, Inc.*	11,922	68,313
MAXIMUS, Inc.	19,352	800,399
MoneyGram International, Inc.*	23,666	341,974
TeleTech Holdings, Inc.*	5,183	142,688
Unisys Corp.*	8,650	184,159
WEX, Inc.*	1,311	141,483

		$3,539,669
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%
Ambarella, Inc.#,*	7,240	207,136
Cirrus Logic, Inc.*	6,560	147,141
Cypress Semiconductor Corp.#	25,420	256,996
Integrated Device Technology, Inc.*	8,250	118,470
MaxLinear, Inc.*	29,090	275,773
Microsemi Corp.*	10,508	251,982
RF Micro Devices, Inc.#,*	27,860	310,918

July 31, 2014 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
SunEdison, Inc.*	22,260	$445,200
SunPower Corp.#,*	2,770	101,742
TriQuint Semiconductor, Inc.*	1,380	24,812

		$2,140,170
SOFTWARE – 4.4%
ACI Worldwide, Inc.*	7,794	146,060
American Software, Inc.	6,969	64,881
ANSYS, Inc.*	2,716	208,969
Aspen Technology, Inc.*	3,615	157,036
Blackbaud, Inc.	5,779	212,147
Ebix, Inc.#	1,068	13,414
Fair Isaac Corp.	2,126	121,501
Glu Mobile, Inc.#,*	17,059	95,701
Manhattan Associates, Inc.*	31,588	927,424
Mentor Graphics Corp.	10,747	212,253
PTC, Inc.*	6,558	235,826
QLIK Technologies, Inc.*	1,902	50,327
Solera Holdings, Inc.	3,248	207,872
Symantec Corp.	14,076	333,038
Take-Two Interactive Software, Inc.*	8,480	189,782
Ultimate Software Group, Inc.*	3,111	419,705
VirnetX Holding Corp.#,*	1,195	16,706

		$3,612,642

TOTAL INFORMATION TECHNOLOGY		$14,572,902
MATERIALS – 4.7%
CHEMICALS – 2.8%
American Vanguard Corp.	3,041	38,590
Chase Corp.	1,994	67,298
Chemtura Corp.*	9,890	230,041
Flotek Industries, Inc.*	3,560	102,706
H.B. Fuller Co.	12,674	565,894
Hawkins, Inc.	983	33,668
Koppers Holdings, Inc.	11,430	411,823
Landec Corp.*	19,753	241,184
OMNOVA Solutions, Inc.*	19,000	153,330
Quaker Chemical Corp.	6,269	442,654

		$2,287,188
CONSTRUCTION MATERIALS – 1.2%
Eagle Materials, Inc.	8,615	782,414
Headwaters, Inc.*	21,932	234,453

		$1,016,867
CONTAINERS & PACKAGING – 0.4%
Graphic Packaging Holding Co.*	13,200	158,400
Myers Industries, Inc.	7,665	141,649

		$300,049

Description	Number of Shares	Value
METALS & MINING – 0.1%
Materion Corp.	1,421	$45,913
PAPER & FOREST PRODUCTS – 0.2%
Neenah Paper, Inc.	3,242	160,868

TOTAL MATERIALS		$3,810,885
TELECOMMUNICATION SERVICES – 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.2%
Atlantic Tele-Network, Inc.	3,488	204,083
UTILITIES – 0.0%**
WATER UTILITIES – 0.0%**
Cadiz, Inc.#,*	4,279	38,425

TOTAL COMMON STOCKS (COST $57,028,790)		$81,456,315
MONEY MARKET FUND – 0.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	154,052	154,052

TOTAL MONEY MARKET FUND (COST $154,052)		$154,052
WARRANT – 0.0%**
Tejon Ranch Co., Expire 8/05/14	1,341	3,031

TOTAL WARRANT (COST $8,046)		$3,031

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $57,190,888)		$81,613,398

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 9.9%
REPURCHASE AGREEMENTS – 9.9%
Daiwa Capital Markets America, 0.12%, dated 07/31/14, due 08/01/14, repurchase price $1,921,727, collateralized by U.S. Government & Treasury Securities 0.00% to 6.50%, maturing 08/15/14 to 03/01/48; total market value of $1,960,155.	$1,921,721	1,921,721
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $1,921,725, collateralized by U.S. Treasury Securities 0.00% to 4.13%, maturing 08/07/14 to 02/15/21; total market value of $1,960,161.	1,921,721	1,921,721
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $404,558, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $412,657.	404,557	404,557

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Small-Cap Growth Fund (concluded)

Description	Par Value	Value
Merrill Lynch Pierce Fenner & Smith, 0.09%, dated 07/31/14, due 08/01/14, repurchase price $1,921,726, collateralized by U.S. Government Securities 2.18% to 4.50%, maturing 12/01/27 to 07/01/44; total market value of $1,960,155.	$1,921,721	$1,921,721
Nomura Securities International, Inc., 0.10%, dated 07/31/14, due 08/01/14, repurchase price $1,921,726, collateralized by U.S. Government & Treasury Securities 0.00% to 9.13%, maturing 10/30/14 to 03/20/63; total market value of $1,960,155.	1,921,721	1,921,721

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,091,441)		$8,091,441

Value
TOTAL INVESTMENTS – 109.9% (COST $65,282,329)	$89,704,839
COLLATERAL FOR SECURITIES ON LOAN – (9.9%)	(8,091,441)
OTHER LIABILITIES LESS ASSETS – 0.0%	(24,475)

TOTAL NET ASSETS – 100.0%	$81,588,923

Cost of investments for Federal income tax purposes is $65,409,159. The net unrealized appreciation/(depreciation) of investments was $24,295,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,134,577 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,838,897.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$80,989,416	$466,899	$—	$81,456,315
Warrant	3,031	—	—	3,031
Money Market Fund	154,052	—	—	154,052
Repurchase Agreements	—	8,091,441	—	8,091,441

Total	$81,146,499	$8,558,340	$—	$89,704,839

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Small-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

	Number of
Description	Shares	Value
COMMON STOCKS – 98.1%
CONSUMER DISCRETIONARY – 13.8%
AUTO COMPONENTS – 1.3%
American Axle & Manufacturing Holdings, Inc.*	6,485	$119,258
Cooper Tire & Rubber Co.	2,516	72,687
Cooper-Standard Holding, Inc.#,*	580	35,960
Dana Holding Corp.	13,000	290,940
Dorman Products, Inc.	2,882	125,021
Drew Industries, Inc.	2,314	104,130
Exide Technologies*	5,202	1,228
Federal-Mogul Corp.*	1,805	28,772
Fuel Systems Solutions, Inc.#,*	566	5,943
Gentherm, Inc.*	3,357	140,490
Modine Manufacturing Co.*	2,335	32,153
Motorcar Parts of America, Inc.*	1,770	39,400
Remy International, Inc.	980	21,736
Spartan Motors, Inc.	2,409	10,359
Standard Motor Products, Inc.	1,960	70,658
Stoneridge, Inc.*	2,918	32,010
Strattec Security Corp.	400	25,132
Superior Industries International, Inc.	1,546	28,926
Tenneco, Inc.*	6,200	394,940
Tower International, Inc.*	2,760	86,940

		$1,666,683
AUTOMOBILES – 0.0%**
Winnebago Industries, Inc.*	1,635	38,423
DISTRIBUTORS – 0.3%
Core-Mark Holding Co., Inc.	1,146	54,091
Pool Corp.	4,855	265,860
VOXX International Corp.*	1,868	18,512
Weyco Group, Inc.	591	15,342

		$353,805
DIVERSIFIED CONSUMER SERVICES – 1.1%
American Public Education, Inc.*	1,815	64,795
Ascent Capital Group, Inc.*	560	34,709
Bridgepoint Education, Inc.*	722	8,671
Bright Horizons Family Solutions, Inc.*	1,230	51,131
Capella Education Co.	1,125	71,955
Career Education Corp.*	3,120	15,943
Carriage Services, Inc.#	1,890	30,486

	Number of
Description	Shares	Value
Chegg, Inc.#,*	7,410	$47,646
Education Management Corp.#,*	650	838
Grand Canyon Education, Inc.*	4,634	199,262
Hillenbrand, Inc.	5,310	159,565
Houghton Mifflin Harcourt Co.*	3,270	57,258
K12, Inc.#,*	1,790	41,725
Liberty Tax, Inc.#,*	1,150	40,377
LifeLock, Inc.#,*	7,730	107,292
Matthews International Corp.	2,068	89,937
Regis Corp.	3,038	42,319
Sotheby’s	5,272	209,035
Steiner Leisure Ltd.*	295	11,773
Strayer Education, Inc.	1,320	68,402
Universal Technical Institute, Inc.	901	10,785
Weight Watchers International, Inc.#	2,950	63,986

		$1,427,890
HOTELS, RESTAURANTS & LEISURE – 3.1%
Belmond Ltd.*	5,710	70,804
Biglari Holdings, Inc.#,*	96	40,801
BJ’s Restaurants, Inc.*	1,660	56,888
Bloomin’ Brands, Inc.*	8,220	161,030
Bob Evans Farms, Inc.	1,396	66,324
Boyd Gaming Corp.*	8,470	93,170
Bravo Brio Restaurant Group, Inc.*	1,030	15,347
Buffalo Wild Wings, Inc.*	1,892	274,945
Caesars Entertainment Corp.#,*	2,850	45,600
Carrols Restaurant Group, Inc.*	1,060	7,961
Cheesecake Factory, Inc.	5,446	233,524
Churchill Downs, Inc.	1,362	117,813
Chuy’s Holdings, Inc.*	1,950	55,867
ClubCorp Holdings, Inc.	1,520	25,703
Cracker Barrel Old Country Store, Inc.	1,852	179,570
Del Frisco’s Restaurant Group, Inc.*	880	18,762
Denny’s Corp.*	10,700	73,295
Diamond Resorts International, Inc.*	920	22,963
DineEquity, Inc.	1,112	90,128
Einstein Noah Restaurant Group, Inc.	704	10,652
Fiesta Restaurant Group, Inc.*	2,700	122,526
Ignite Restaurant Group, Inc.#,*	1,370	17,604
International Speedway Corp.	1,620	49,118
Interval Leisure Group, Inc.	4,200	88,956
Isle of Capri Casinos, Inc.*	2,451	19,387

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Jack in the Box, Inc.*	3,926	$224,528
Jamba, Inc.#,*	1,908	22,743
Krispy Kreme Doughnuts, Inc.*	7,270	111,304
La Quinta Holdings, Inc.*	3,980	74,784
Life Time Fitness, Inc.*	2,577	101,405
Marcus Corp.	1,777	31,400
Marriott Vacations Worldwide Corp.*	1,160	66,758
Monarch Casino & Resort, Inc.*	928	11,581
Morgans Hotel Group Co.#,*	943	7,025
Multimedia Games Holding Co., Inc.*	2,730	65,848
Nathan’s Famous, Inc.*	350	17,399
Noodles & Co.#,*	400	11,240
Papa John’s International, Inc.	3,372	140,579
Penn National Gaming, Inc.*	3,200	33,536
Pinnacle Entertainment, Inc.*	5,527	120,489
Popeyes Louisiana Kitchen, Inc.*	2,235	90,071
Red Robin Gourmet Burgers, Inc.*	1,342	86,371
Ruby Tuesday, Inc.*	4,000	24,040
Ruth’s Hospitality Group, Inc.	3,480	39,498
Ryman Hospitality Properties, Inc.#	3,492	166,743
Scientific Games Corp.*	820	7,003
Sonic Corp.*	4,705	97,158
Speedway Motorsports, Inc.#	371	6,470
Texas Roadhouse, Inc.	6,805	169,308
Vail Resorts, Inc.	3,670	277,085
Zoe’s Kitchen, Inc.#,*	760	22,048

		$3,985,152
HOUSEHOLD DURABLES – 1.0%
Beazer Homes USA, Inc.*	2,918	44,791
Cavco Industries, Inc.*	775	55,327
CSS Industries, Inc.	98	2,420
Ethan Allen Interiors, Inc.	1,456	33,372
Flexsteel Industries, Inc.	720	21,787
Helen of Troy Ltd.*	1,683	90,259
Hovnanian Enterprises, Inc.#,*	10,983	43,932
iRobot Corp.#,*	3,260	105,526
KB Home#	7,820	127,466
La-Z-Boy, Inc.	5,836	122,789
LGI Homes, Inc.*	1,620	29,468
Libbey, Inc.*	1,430	37,237
Lifetime Brands, Inc.	1,330	22,610
M/I Homes, Inc.*	1,414	29,100
MDC Holdings, Inc.#	2,590	69,852
Meritage Homes Corp.*	2,332	89,316
NACCO Industries, Inc.	146	6,963
Ryland Group, Inc.	2,461	78,998
Skullcandy, Inc.*	760	5,138

	Number of
Description	Shares	Value
Standard Pacific Corp.*	8,330	$62,808
TRI Pointe Homes, Inc.*	740	9,997
UCP, Inc.*	1,310	16,336
Universal Electronics, Inc.*	1,078	51,345
WCI Communities, Inc.*	1,000	17,190
William Lyon Homes*	1,600	39,392

		$1,213,419
INTERNET & CATALOG RETAIL – 0.5%
1-800-Flowers.com, Inc.*	572	2,929
Blue Nile, Inc.*	1,102	28,376
Coupons.com, Inc.*	1,190	24,431
FTD Cos, Inc.*	866	28,526
HSN, Inc.	3,620	202,322
Lands’ End, Inc.#,*	910	32,023
Nutrisystem, Inc.	3,709	59,529
Orbitz Worldwide, Inc.*	2,819	24,948
Overstock.com, Inc.#,*	1,002	16,283
PetMed Express, Inc.#	2,767	37,908
RetailMeNot, Inc.#,*	2,880	70,445
Shutterfly, Inc.#,*	2,182	107,616
Valuevision Media, Inc.*	3,230	14,793
Vitacost.com, Inc.*	5,650	45,087

		$695,216
LEISURE EQUIPMENT & PRODUCTS – 0.5%
Arctic Cat, Inc.	410	14,596
Black Diamond, Inc.*	930	8,165
Brunswick Corp.	6,681	269,445
Callaway Golf Co.	5,171	39,300
Fox Factory Holding Corp.*	1,100	16,368
JAKKS Pacific, Inc.#	2,400	14,976
Johnson Outdoors, Inc.	120	2,767
LeapFrog Enterprises, Inc.#,*	7,217	52,107
Malibu Boats, Inc.*	1,170	22,523
Marine Products Corp.	1,100	9,339
Nautilus, Inc.*	4,470	44,521
Smith & Wesson Holding Corp.#,*	6,687	82,584
Sturm Ruger & Co., Inc.#	1,820	90,927

		$667,618
MEDIA – 1.4%
AH Belo Corp.#	2,340	24,687
Carmike Cinemas, Inc.*	2,760	86,774
Central European Media Enterprises Ltd.#,*	5,680	14,882
Crown Media Holdings, Inc.*	7,280	24,606
Cumulus Media, Inc.*	12,500	64,750
Daily Journal Corp.*	130	21,924
Dex Media, Inc.#,*	1,070	13,685

July 31, 2014 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Digital Domain Media Group, Inc.*	1,470	$18
Entercom Communications Corp.*	1,600	15,120
Entravision Communications Corp.	5,010	28,006
EW Scripps Co.*	1,440	31,219
Global Sources Ltd.*	526	3,882
Gray Television, Inc.*	4,420	53,836
Harte-Hanks, Inc.	3,916	25,689
Hemisphere Media Group, Inc.#,*	2,300	26,611
Journal Communications, Inc.*	3,160	34,381
Live Nation Entertainment, Inc.*	1,095	25,415
Martha Stewart Living Omnimedia*	1,683	7,590
McClatchy Co.#,*	3,460	16,712
MDC Partners, Inc.	2,835	58,458
Media General, Inc.#,*	3,380	68,141
Meredith Corp.	1,710	78,523
National CineMedia, Inc.	4,182	67,163
New York Times Co.	7,700	96,173
Nexstar Broadcasting Group, Inc.#	3,250	151,418
ReachLocal, Inc.#,*	260	1,664
Reading International, Inc.*	1,510	12,125
Rentrak Corp.#,*	800	39,712
Saga Communications, Inc.	230	8,280
Salem Communications Corp.#	2,100	18,291
Scholastic Corp.	1,556	55,114
SFX Entertainment, Inc.#,*	3,200	21,920
Shutterstock, Inc.#,*	1,530	119,248
Sinclair Broadcast Group, Inc.#	6,988	225,782
Sizmek, Inc.*	687	6,245
Time, Inc.*	4,680	112,788
World Wrestling Entertainment, Inc.#	3,897	48,635

		$1,709,467
MULTILINE RETAIL – 0.1%
Bon-Ton Stores, Inc.#	990	9,207
Burlington Stores, Inc.*	1,130	36,985
Fred’s, Inc.	2,032	32,167
Tuesday Morning Corp.*	4,010	66,005

		$144,364
SPECIALTY RETAIL – 3.3%
Aeropostale, Inc.#,*	7,650	25,398
American Eagle Outfitters, Inc.#	11,690	124,615
America’s Car-Mart, Inc.#,*	830	31,075
ANN, Inc.*	4,970	182,647
Asbury Automotive Group, Inc.*	3,024	204,211
Barnes & Noble, Inc.*	2,460	51,217
bebe stores, Inc.	2,446	6,873
Big 5 Sporting Goods Corp.	1,902	18,849
Brown Shoe Co., Inc.	3,535	99,652

	Number of
Description	Shares	Value
Buckle, Inc.#	2,875	$127,937
Cato Corp.	1,503	46,383
Childrens Place Retail Stores, Inc.	1,368	68,674
Christopher & Banks Corp.*	2,560	21,888
Citi Trends, Inc.*	936	18,860
Conn’s, Inc.#,*	3,036	121,440
Container Store Group, Inc.#,*	1,060	22,292
Destination Maternity Corp.	830	15,795
Destination XL Group, Inc.*	2,440	13,054
Express, Inc.*	1,830	28,475
Finish Line, Inc., Class A	3,204	84,233
Five Below, Inc.#,*	5,460	199,945
Francesca’s Holdings Corp.*	2,590	33,100
Genesco, Inc.*	1,691	128,973
Group 1 Automotive, Inc.	1,424	105,262
Guess?, Inc.#	2,990	77,770
Haverty Furniture Cos., Inc.	1,437	31,945
hhgregg, Inc.#,*	3,395	24,138
Hibbett Sports, Inc.#,*	2,654	132,461
Kirkland’s, Inc.*	1,590	29,908
Lithia Motors, Inc.	2,300	204,355
Lumber Liquidators Holdings, Inc.#,*	1,441	78,131
MarineMax, Inc.*	860	14,336
Mattress Firm Holding Corp.#,*	1,720	80,152
Men’s Wearhouse, Inc.	3,989	200,726
Monro Muffler Brake, Inc.	3,462	175,835
New York & Co., Inc.*	2,080	7,010
Office Depot, Inc.*	29,919	149,894
Outerwall, Inc.#,*	2,298	126,436
Pacific Sunwear of California, Inc.*	5,780	11,733
Penske Automotive Group, Inc.	560	26,012
Pep Boys-Manny Moe & Jack*	2,353	24,895
Pier 1 Imports, Inc.	6,190	93,221
Rent-A-Center, Inc.	3,024	72,395
Restoration Hardware Holdings, Inc.#,*	3,400	278,086
Sears Hometown & Outlet Stores, Inc.#,*	370	7,015
Select Comfort Corp.*	6,110	123,422
Shoe Carnival, Inc.	1,233	21,947
Sonic Automotive, Inc.	2,778	67,561
Stage Stores, Inc.	2,248	40,509
Stein Mart, Inc.	1,890	24,532
Systemax, Inc.	272	3,718
Tile Shop Holdings, Inc.#,*	3,440	34,778
Tilly’s, Inc.*	710	5,375
Vitamin Shoppe, Inc.*	2,290	97,669
West Marine, Inc.*	1,550	13,299

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Winmark Corp.#	230	$15,058
Zumiez, Inc.*	2,103	58,569

		$4,133,739
TEXTILES, APPAREL & LUXURY GOODS – 1.2%
Columbia Sportswear Co.	723	54,051
Crocs, Inc.*	5,770	91,570
Culp, Inc.	640	11,597
G-III Apparel Group Ltd.*	1,557	120,932
Iconix Brand Group, Inc.*	3,355	141,682
Kate Spade & Co.*	681	25,762
Movado Group, Inc.	1,045	42,772
Oxford Industries, Inc.	1,280	76,250
Perry Ellis International, Inc.	1,507	27,729
Quiksilver, Inc.*	3,970	11,870
RG Barry Corp.#	990	18,701
Sequential Brands Group, Inc.#,*	1,910	22,977
Skechers U.S.A., Inc.*	3,593	187,447
Steven Madden Ltd.*	6,249	199,031
Tumi Holdings, Inc.#,*	5,750	121,210
Unifi, Inc.#,*	926	26,521
Vera Bradley, Inc.*	2,420	47,989
Vince Holding Corp.*	960	32,438
Wolverine World Wide, Inc.	10,152	246,288

		$1,506,817

TOTAL CONSUMER DISCRETIONARY		$17,542,593
CONSUMER STAPLES – 3.4%
BEVERAGES – 0.2%
Boston Beer Co., Inc.#,*	765	168,606
Coca-Cola Bottling Co. Consolidated	261	18,223
Craft Brew Alliance, Inc.*	1,300	14,586
National Beverage Corp.*	1,740	29,824

		$231,239
FOOD & STAPLES RETAILING – 1.2%
Andersons, Inc.	2,392	129,216
Casey’s General Stores, Inc.	3,836	253,828
Chefs’ Warehouse, Inc.#,*	1,570	27,585
Fairway Group Holdings Corp.#,*	940	5,527
Fresh Market, Inc.#,*	4,900	146,657
Ingles Markets, Inc.	1,040	25,501
Natural Grocers by Vitamin Cottage, Inc.#,*	1,810	41,051
Pantry, Inc.*	1,760	31,522
Pricesmart, Inc.	1,516	124,767
Rite Aid Corp.*	3,679	24,613
Roundy’s, Inc.#	2,010	9,708
SpartanNash Co.	1,934	40,537
SUPERVALU, Inc.*	13,640	125,079

	Number of
Description	Shares	Value
Susser Holdings Corp.#,*	1,711	$137,171
United Natural Foods, Inc.*	5,117	299,959
Village Super Market, Inc.	650	15,288
Weis Markets, Inc.#	990	42,233

		$1,480,242
FOOD PRODUCTS – 1.4%
Alico, Inc.	260	9,597
Annie’s, Inc.*	280	8,170
B&G Foods, Inc.	5,436	152,589
Boulder Brands, Inc.*	6,229	70,699
Calavo Growers, Inc.	927	31,972
Cal-Maine Foods, Inc.	1,422	101,246
Chiquita Brands International, Inc.*	3,621	34,725
Darling International, Inc.#,*	9,907	185,459
Dean Foods Co	4,930	75,528
Diamond Foods, Inc.#,*	1,995	53,586
Farmer Bros Co.*	388	7,942
Fresh Del Monte Produce, Inc.	1,939	58,054
Hain Celestial Group, Inc.*	302	25,821
Inventure Foods, Inc.*	1,690	20,364
J&J Snack Foods Corp.	1,484	133,694
John B Sanfilippo & Son, Inc.	590	15,606
Lancaster Colony Corp.	1,712	149,543
Lifeway Foods, Inc.#	1,310	16,362
Limoneira Co.#	910	20,066
Omega Protein Corp.*	450	6,309
Pilgrim’s Pride Corp.*	850	23,766
Post Holdings, Inc.#,*	1,670	75,016
Sanderson Farms, Inc.#	2,181	198,667
Seneca Foods Corp.*	420	12,020
Snyders-Lance, Inc.	1,741	43,194
Tootsie Roll Industries, Inc.#	1,578	41,549
TreeHouse Foods, Inc.*	3,162	232,407

		$1,803,951
HOUSEHOLD PRODUCTS – 0.2%
Central Garden & Pet Co.*	4,214	39,317
Harbinger Group, Inc.*	7,980	93,605
Oil-Dri Corp. of America	160	4,667
Orchids Paper Products Co.#	480	12,672
Spectrum Brands Holdings, Inc.	310	25,854
WD-40 Co.	1,544	103,077

		$279,192
PERSONAL PRODUCTS – 0.3%
Elizabeth Arden, Inc.*	417	8,603
Female Health Co.	3,250	12,707
Inter Parfums, Inc.	1,578	41,233

July 31, 2014 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Medifast, Inc.*	1,080	$31,007
Nature’s Sunshine Products, Inc.	500	7,720
Nutraceutical International Corp.	460	10,617
Prestige Brands Holdings, Inc.*	5,417	166,844
Revlon, Inc.#,*	780	23,790
Rock Creek Pharmaceuticals, Inc.*	13,109	4,901
Synutra International, Inc.#,*	869	5,292
USANA Health Sciences, Inc.#,*	775	49,484

		$362,198
TOBACCO – 0.1%
22nd Century Group, Inc.#,*	7,600	18,164
Alliance One International, Inc.*	12,570	28,534
Universal Corp.#	1,312	68,132
Vector Group Ltd.#	4,380	89,921

		$204,751

TOTAL CONSUMER STAPLES		$4,361,573
ENERGY – 5.8%
ENERGY EQUIPMENT & SERVICES – 1.6%
Advanced Emissions Solutions, Inc.*	2,220	47,486
Basic Energy Services, Inc.*	2,972	71,298
Bristow Group, Inc.	2,181	155,658
C&J Energy Services, Inc.*	2,980	89,281
CARBO Ceramics, Inc.#	1,810	225,417
CHC Group Ltd.*	3,230	23,256
Dawson Geophysical Co.	773	19,402
Era Group, Inc.*	660	17,688
Exterran Holdings, Inc.	3,400	143,650
Forum Energy Technologies, Inc.#,*	2,950	98,205
Geospace Technologies Corp.*	242	9,738
Global Geophysical Services, Inc.*	490	20
Gulf Island Fabrication, Inc.	1,223	23,848
Gulfmark Offshore, Inc.	1,641	62,801
Helix Energy Solutions Group, Inc.*	5,440	138,339
Hercules Offshore, Inc.#,*	3,430	12,108
Hornbeck Offshore Services, Inc.*	1,908	83,380
ION Geophysical Corp.*	9,327	34,976
Key Energy Services, Inc.#,*	8,600	52,804
Matrix Service Co.*	3,353	90,028
Mitcham Industries, Inc.*	1,210	15,694
Natural Gas Services Group, Inc.*	704	21,965
Newpark Resources, Inc.*	6,512	79,642
North Atlantic Drilling Ltd.	4,560	44,460
Nuverra Environmental Solutions, Inc.#,*	2,180	40,592
Parker Drilling Co.*	5,634	34,818
PHI, Inc.*	935	36,886

	Number of
Description	Shares	Value
Pioneer Energy Services Corp.*	5,198	$76,463
RigNet, Inc.*	980	54,508
SEACOR Holdings, Inc.	1,270	96,469
Tesco Corp.*	2,340	45,677
TETRA Technologies, Inc.*	3,620	39,856
Vantage Drilling Co.#,*	7,760	14,511
Willbros Group, Inc.*	4,318	50,046

		$2,050,970
OIL, GAS & CONSUMABLE FUELS – 4.2%
Abraxas Petroleum Corp.*	9,320	47,532
Adams Resources & Energy, Inc.	90	5,881
Alon USA Energy, Inc.	2,424	31,148
Alpha Natural Resources, Inc.#,*	19,260	65,291
American Eagle Energy Corp.#,*	4,440	28,549
Amyris, Inc.#,*	990	3,722
Apco Oil & Gas International, Inc.*	480	6,629
Approach Resources, Inc.#,*	1,750	36,820
Arch Coal, Inc.#	10,300	30,591
Athlon Energy, Inc.*	359	17,110
ATP Oil & Gas Corp.*	2,852	66
Bill Barrett Corp.#,*	3,095	74,311
Bonanza Creek Energy, Inc.*	3,700	207,422
BPZ Resources, Inc.#,*	12,543	32,863
Callon Petroleum Co.*	2,980	29,442
Carrizo Oil & Gas, Inc.*	4,246	260,747
Clayton Williams Energy, Inc.*	663	70,550
Clean Energy Fuels Corp.#,*	6,949	69,212
Cloud Peak Energy, Inc.*	3,370	52,168
Comstock Resources, Inc.#	3,070	72,636
Contango Oil & Gas Co.	708	28,483
Delek US Holdings, Inc.	5,502	160,768
DHT Holdings, Inc.#	6,230	41,243
Diamondback Energy, Inc.*	3,100	254,913
Emerald Oil, Inc.#,*	2,347	17,227
Energy XXI (Bermuda) Ltd.	4,054	80,918
Evolution Petroleum Corp.#	1,160	12,308
EXCO Resources, Inc.#	6,207	28,614
Forest Oil Corp.*	6,920	14,117
Frontline Ltd.#,*	2,000	4,820
FX Energy, Inc.#,*	6,870	21,228
GasLog Ltd.	1,170	29,835
Gastar Exploration, Inc.*	5,520	36,542
Goodrich Petroleum Corp.#,*	4,055	78,099
Green Plains Renewable Energy, Inc.	3,140	117,719
Halcon Resources Corp.#,*	14,321	85,210
Hallador Energy Co.	1,410	19,768

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Isramco, Inc.#,*	250	$31,365
Jones Energy, Inc.*	1,190	22,396
Knightsbridge Tankers Ltd.	2,663	30,358
Kodiak Oil & Gas Corp.*	27,230	423,154
L&L Energy, Inc.*	4,530	725
Magnum Hunter Resources Corp.*	20,500	131,815
Matador Resources Co.*	5,130	138,715
Midstates Petroleum Co., Inc.#,*	1,460	9,315
Miller Energy Resources, Inc.#,*	1,970	9,633
Nordic American Offshore Ltd.	46	842
Nordic American Tankers Ltd.#	5,418	46,649
Northern Oil & Gas, Inc.*	4,280	68,865
Pacific Ethanol, Inc.*	1,810	32,290
Panhandle Oil & Gas, Inc.	586	37,750
Parsley Energy, Inc.*	4,700	106,079
PDC Energy, Inc.*	1,979	107,381
Penn Virginia Corp.*	3,904	50,830
PetroQuest Energy, Inc.*	5,960	38,204
Quicksilver Resources, Inc.#,*	7,430	13,968
Renewable Energy Group, Inc.*	3,060	34,272
Rentech, Inc.	28,540	61,932
Resolute Energy Corp.*	3,090	23,608
REX American Resources Corp.*	200	16,870
Rex Energy Corp.*	4,275	58,952
Ring Energy, Inc.#,*	1,890	32,697
Rosetta Resources, Inc.#,*	3,648	186,303
RSP Permian, Inc.*	1,230	36,347
Sanchez Energy Corp.#,*	3,030	96,112
Scorpio Tankers, Inc.	11,730	110,145
SemGroup Corp.	4,210	324,507
Ship Finance International Ltd.	3,503	63,755
Solazyme, Inc.#,*	7,980	77,246
Stone Energy Corp.*	2,964	112,780
Swift Energy Co.#,*	3,720	41,106
Synergy Resources Corp.*	7,560	79,531
Targa Resources Corp.	184	23,460
Teekay Tankers Ltd.#	6,988	27,812
Transatlantic Petroleum Ltd.*	2,370	24,743
Triangle Petroleum Corp.*	6,520	70,416
Vaalco Energy, Inc.*	4,677	32,271
W&T Offshore, Inc.	1,960	26,284
Warren Resources, Inc.*	2,930	17,258
Western Refining, Inc.	5,055	207,053
Westmoreland Coal Co.*	860	37,057

		$5,297,353

TOTAL ENERGY		$7,348,323

	Number of
Description	Shares	Value
FINANCIALS – 17.6%
CAPITAL MARKETS – 1.5%
Arlington Asset Investment Corp.#	670	$17,474
BGC Partners, Inc.	11,960	93,647
Calamos Asset Management, Inc.	1,585	18,798
CIFC Corp.#	1,380	11,785
Cohen & Steers, Inc.#	1,973	81,899
Cowen Group, Inc.*	5,765	23,060
Diamond Hill Investment Group, Inc.#	360	46,001
Evercore Partners, Inc.	3,443	187,850
FBR & Co.*	557	15,574
Financial Engines, Inc.	3,430	133,598
FXCM, Inc.	2,600	35,412
GAMCO Investors, Inc.#	462	35,403
Garrison Capital, Inc.#	10	142
GFI Group, Inc.	6,051	27,411
Greenhill & Co., Inc.#	3,150	144,175
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	1,350	18,508
HFF, Inc.	3,580	121,577
ICG Group, Inc.*	1,924	32,554
INTL. FCStone, Inc.*	766	15,014
Investment Technology Group, Inc.*	1,950	35,665
Janus Capital Group, Inc.#	8,430	96,018
KCG Holdings, Inc.	3,170	36,201
Ladenburg Thalmann Financial Services, Inc.#,*	8,830	27,638
Manning & Napier, Inc.	1,080	18,522
NorthStar Asset Management Group, Inc./New York*	755	13,522
Oppenheimer Holdings, Inc.	850	19,397
Piper Jaffray Cos.*	890	45,924
Pzena Investment Management, Inc.	715	7,443
Safeguard Scientifics, Inc.*	1,135	22,530
Silvercrest Asset Management Group, Inc.	1,600	25,792
Stifel Financial Corp.*	3,596	164,661
SWS Group, Inc.*	1,777	12,723
Teton Advisors, Inc.	10	420
Virtus Investment Partners, Inc.*	743	152,352
Walter Investment Management Corp.#,*	2,752	75,900
Westwood Holdings Group, Inc.	880	47,353
WisdomTree Investments, Inc.#,*	10,840	111,218

		$1,973,161
COMMERCIAL BANKS – 5.2%
1st Source Corp.	1,188	33,727
1st United Bancorp, Inc.	740	6,179
American National Bankshares, Inc.	490	10,540
Ameris Bancorp*	1,760	38,438
Ames National Corp.#	761	17,039

July 31, 2014 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Arrow Financial Corp.#	942	$23,927
Bancfirst Corp.	444	27,040
Banco Latinoamericano de Comercio Exterior SA	1,974	58,608
Bancorp, Inc.*	1,540	14,630
BancorpSouth, Inc.	5,180	108,107
Bank of Kentucky Financial Corp.	370	12,783
Bank of Marin Bancorp	310	13,894
Bank of the Ozarks, Inc.	4,664	143,511
Banner Corp.	880	35,411
BBCN Bancorp, Inc.	4,411	66,253
BNC Bancorp#	1,190	19,730
Boston Private Financial Holdings, Inc.	4,698	58,631
Bridge Bancorp, Inc.	600	14,340
Bridge Capital Holdings*	300	6,399
Bryn Mawr Bank Corp.	475	14,012
Camden National Corp.	713	25,262
Capital Bank Financial Corp.*	1,750	39,865
Capital City Bank Group, Inc.	951	12,772
Cardinal Financial Corp.	1,330	23,488
Cascade Bancorp*	1,095	5,935
Cathay General Bancorp	4,422	113,159
Centerstate Banks, Inc.	746	7,773
Central Pacific Financial Corp.	1,890	33,831
Century Bancorp, Inc.#	410	14,358
Chemical Financial Corp.	1,738	47,969
Citizens & Northern Corp.	831	15,781
City Holding Co.#	762	31,737
CNB Financial Corp.#	910	15,042
CoBiz Financial, Inc.	1,980	22,414
Columbia Banking System, Inc.	3,259	83,072
Community Bank System, Inc.	2,114	74,476
Community Trust Bancorp, Inc.#	1,020	35,690
CommunityOne Bancorp#,*	780	7,184
ConnectOne Bancorp, Inc.	1,220	23,180
CU BanCorp.*	940	17,446
Customers Bancorp, Inc.*	1,507	28,573
CVB Financial Corp.	4,664	71,313
Eagle Bancorp, Inc.*	1,474	49,099
Enterprise Bancorp, Inc.#	60	1,177
Enterprise Financial Services Corp.	1,260	21,987
Fidelity Southern Corp.	978	13,545
Financial Institutions, Inc.	873	19,381
First BanCorp*	9,090	46,723
First Bancorp	1,095	17,608
First Bancorp, Inc.	439	7,204
First Busey Corp.	4,391	24,370

	Number of
Description	Shares	Value
First Citizens BancShares, Inc.#	200	$44,470
First Commonwealth Financial Corp.	5,576	47,731
First Community Bancshares, Inc.	1,301	19,138
First Connecticut Bancorp, Inc.	1,340	19,939
First Financial Bancorp	3,455	56,455
First Financial Bankshares, Inc.#	5,882	172,813
First Financial Corp.	935	28,667
First Interstate Bancsystem, Inc.	1,240	32,364
First Merchants Corp.	1,795	35,774
First Midwest Bancorp, Inc.	4,151	67,246
First of Long Island Corp.	220	7,740
FirstMerit Corp.	8,942	157,379
FNB Corp.	8,196	100,811
German American Bancorp, Inc.#	400	10,340
Glacier Bancorp, Inc.	3,901	103,298
Great Southern Bancorp, Inc.	490	15,278
Guaranty Bancorp#	1,244	16,172
Hancock Holding Co.	3,528	114,448
Hanmi Financial Corp.	1,510	31,891
Heartland Financial USA, Inc.	1,203	28,667
Heritage Commerce Corp.	2,150	17,200
Heritage Financial Corp.	1,638	26,061
Heritage Oaks Bancorp*	2,670	19,064
Home BancShares, Inc.	4,324	129,979
HomeTrust Bancshares, Inc.*	1,540	23,423
Horizon Bancorp	580	12,366
Hudson Valley Holding Corp.	1,112	19,338
Iberiabank Corp.	1,954	128,202
Independent Bank Corp.	906	33,078
Independent Bank Corp./MI	1,940	25,686
Independent Bank Group, Inc.	550	26,405
International Bancshares Corp.	3,072	77,875
Investors Bancorp, Inc.	16,788	173,756
Lakeland Bancorp, Inc.	1,199	12,038
Lakeland Financial Corp.	1,015	36,936
Macatawa Bank Corp.#	3,050	14,335
MainSource Financial Group, Inc.	1,360	22,209
MB Financial, Inc.	2,925	78,800
Mercantile Bank Corp.	620	11,854
Merchants Bancshares, Inc.	290	8,427
Metro Bancorp, Inc.*	572	13,127
MidSouth Bancorp, Inc.#	820	15,990
MidWestOne Financial Group, Inc.	480	11,280
National Bank Holdings Corp.	1,130	22,385
National Bankshares, Inc.#	200	5,826
National Penn Bancshares, Inc.	6,541	67,372
NBT Bancorp, Inc.	2,230	52,115
NewBridge Bancorp*	2,720	20,373

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Northrim BanCorp, Inc.	580	$14,210
OFG Bancorp	1,954	31,186
Old National Bancorp	4,881	65,308
OmniAmerican Bancorp, Inc.	740	18,285
Pacific Continental Corp.	1,340	18,010
Pacific Premier Bancorp, Inc.*	1,340	19,162
PacWest Bancorp	618	25,752
Park National Corp.#	578	43,547
Park Sterling Corp.	3,640	24,970
Peapack Gladstone Financial Corp.#	1,195	22,108
Penns Woods Bancorp, Inc.	160	6,866
Peoples Bancorp, Inc.	596	13,905
Pinnacle Financial Partners, Inc.	2,381	88,097
Preferred Bank*	650	14,424
PrivateBancorp, Inc.	3,570	102,816
Prosperity Bancshares, Inc.	3,005	174,681
Renasant Corp.	2,082	59,129
Republic Bancorp, Inc.	827	19,236
S&T Bancorp, Inc.	1,220	29,683
Sandy Spring Bancorp, Inc.	1,397	32,704
Seacoast Banking Corp. of Florida*	1,472	15,235
Sierra Bancorp	516	8,153
Simmons First National Corp.	856	33,923
South State Corp.	1,128	65,548
Southside Bancshares, Inc.#	957	28,050
Southwest Bancorp, Inc.	1,132	17,455
State Bank Financial Corp.	2,320	38,303
Sterling Bancorp/de	3,654	43,483
Stock Yards Bancorp, Inc.	530	15,513
Suffolk Bancorp*	854	17,294
Sun Bancorp, Inc.#,*	1,460	5,490
Susquehanna Bancshares, Inc.	11,202	114,036
Taylor Capital Group, Inc.*	680	14,498
Texas Capital Bancshares, Inc.*	2,748	143,033
Tompkins Financial Corp.	710	31,581
TowneBank	31	458
Trico Bancshares	1,093	24,450
TriState Capital Holdings, Inc.*	1,860	18,209
Trustmark Corp.	3,328	76,644
UMB Financial Corp.	1,904	107,824
Umpqua Holdings Corp.	9,798	165,782
Union Bankshares Corp.	1,955	46,685
United Bankshares, Inc.	3,555	114,044
United Community Banks, Inc.*	2,044	33,828
Univest Corp. of Pennsylvania	853	16,139
Valley National Bancorp#	5,750	55,085
Washington Trust Bancorp, Inc.	576	19,814
Webster Financial Corp.	4,710	135,036

	Number of
Description	Shares	Value
WesBanco, Inc.	1,416	$42,310
West Bancorporation, Inc.	1,097	15,972
Westamerica Bancorporation#	1,823	87,176
Western Alliance Bancorp*	5,791	132,614
Wilshire Bancorp, Inc.	3,780	35,608
Wintrust Financial Corp.	2,033	94,189
Yadkin Financial Corp.#,*	2,441	45,305

		$6,573,580
CONSUMER FINANCE – 0.4%
Cash America International, Inc.	1,686	74,842
Consumer Portfolio Services, Inc.*	3,460	25,120
Credit Acceptance Corp.*	668	75,968
Ezcorp, Inc.*	309	3,025
First Cash Financial Services, Inc.*	2,679	151,122
Green Dot Corp.*	1,290	23,207
JGWPT Holdings, Inc.#,*	1,580	17,554
Nelnet, Inc.	1,152	47,497
Nicholas Financial, Inc.	1,080	14,062
Regional Management Corp.*	650	10,569
Springleaf Holdings, Inc.*	1,000	26,180
World Acceptance Corp.#,*	264	21,405

		$490,551
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Gain Capital Holdings, Inc.	1,370	8,713
MarketAxess Holdings, Inc.	3,407	191,576
Marlin Business Services Corp.	480	8,832
NewStar Financial, Inc.*	1,174	13,301
PHH Corp.*	3,347	78,152
PICO Holdings, Inc.*	1,290	28,574
Resource America, Inc.#	1,290	12,152

		$341,300
INSURANCE – 1.8%
Ambac Financial Group, Inc.*	2,410	54,611
American Equity Investment Life Holding Co.	3,553	78,663
AMERISAFE, Inc.	1,082	39,601
Amtrust Financial Services, Inc.#	2,682	114,360
Argo Group International Holdings Ltd.	1,443	71,876
Baldwin & Lyons, Inc.#	402	9,929
Citizens, Inc.#,*	1,867	12,584
CNO Financial Group, Inc.	11,480	185,746
Crawford & Co.	1,767	16,256
Donegal Group, Inc.	940	14,175
eHealth, Inc.*	1,804	37,343
EMC Insurance Group, Inc.	510	15,009
Employers Holdings, Inc.	647	13,781
Enstar Group Ltd.*	539	74,382
FBL Financial Group, Inc.	553	23,657

July 31, 2014 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Federated National Holding Co.	1,050	$21,178
First American Financial Corp.	6,600	179,124
Global Indemnity PLC*	524	13,063
Greenlight Capital Re Ltd.*	1,520	49,187
Hallmark Financial Services*	1,837	16,478
HCI Group, Inc.	970	38,703
Heritage Insurance Holdings, Inc.#,*	1,770	25,010
Hilltop Holdings, Inc.*	3,151	64,595
Horace Mann Educators Corp.	2,174	62,285
Independence Holding Co.	400	5,004
Infinity Property & Casualty Corp.	698	45,202
Kansas City Life Insurance Co.	370	16,158
Kemper Corp.	1,680	58,145
Maiden Holdings Ltd.	2,512	28,838
Meadowbrook Insurance Group, Inc.	4,025	24,271
Montpelier Re Holdings Ltd.	1,944	57,406
National Interstate Corp.	519	14,060
National Western Life Insurance Co.	165	39,765
Navigators Group, Inc.*	716	43,533
OneBeacon Insurance Group Ltd.	2,090	30,932
Phoenix Cos., Inc.*	421	23,328
Platinum Underwriters Holdings Ltd.	1,470	86,142
Primerica, Inc.	3,350	154,368
RLI Corp.	2,132	91,122
Safety Insurance Group, Inc.	654	32,707
Selective Insurance Group, Inc.	2,953	65,822
State Auto Financial Corp.	638	13,468
Stewart Information Services Corp.	969	28,556
Symetra Financial Corp.	4,820	109,896
Third Point Reinsurance Ltd.*	1,370	19,947
United Fire Group, Inc.	1,365	38,575
Universal Insurance Holdings, Inc.	2,460	29,668

		$2,288,509
REAL ESTATE INVESTMENT TRUSTS – 6.5%
Acadia Realty Trust	3,455	97,535
AG Mortgage Investment Trust, Inc.	1,930	35,396
Agree Realty Corp.	979	28,665
Alexander’s, Inc.	236	85,668
Altisource Residential Corp.	2,590	60,062
American Assets Trust, Inc.	1,750	60,007
American Capital Mortgage Investment Corp.	2,930	58,395
American Realty Capital Healthcare Trust, Inc.	9,220	98,377
American Realty Capital Properties, Inc.	1,459	19,127
American Residential Properties, Inc.*	980	17,758
AmREIT, Inc.#	1,750	40,495

	Number of
Description	Shares	Value
Anworth Mortgage Asset Corp.	6,881	$34,955
Apollo Commercial Real Estate Finance, Inc.	640	10,605
Apollo Residential Mortgage, Inc.	1,530	24,939
Ares Commercial Real Estate Corp.	1,830	22,363
Armada Hoffler Properties, Inc.	1,420	13,348
ARMOUR Residential REIT, Inc.#	22,340	94,051
Ashford Hospitality Prime, Inc.	882	14,685
Ashford Hospitality Trust, Inc.	4,410	50,759
Associated Estates Realty Corp.	3,474	61,386
Aviv REIT, Inc.	800	22,760
Campus Crest Communities, Inc.	2,970	23,760
Capstead Mortgage Corp.	4,690	60,220
CareTrust REIT, Inc.*	1,889	32,226
Cedar Realty Trust, Inc.	3,966	24,986
Chambers Street Properties	5,310	41,312
Chatham Lodging Trust	1,140	24,134
Chesapeake Lodging Trust	2,380	70,638
Colony Financial, Inc.	3,330	73,759
Coresite Realty Corp.	1,940	63,360
Cousins Properties, Inc.	8,677	107,421
CubeSmart#	7,054	128,453
CYS Investments, Inc.	9,360	83,117
DCT Industrial Trust, Inc.	15,705	122,970
DiamondRock Hospitality Co.	10,947	134,210
DuPont Fabros Technology, Inc.	4,445	121,837
Dynex Capital, Inc.	3,960	32,868
EastGroup Properties, Inc.	2,924	182,341
Education Realty Trust, Inc.	6,421	67,806
Empire State Realty Trust, Inc.#	5,130	83,311
EPR Properties	2,999	161,646
Equity One, Inc.	3,762	87,354
Excel Trust, Inc.	3,390	43,900
FelCor Lodging Trust, Inc.	8,240	86,273
First Industrial Realty Trust, Inc.	5,582	100,755
First Potomac Realty Trust	4,184	55,187
Franklin Street Properties Corp.	5,247	63,699
Geo Group, Inc.	4,536	156,084
Getty Realty Corp.	1,437	26,398
Gladstone Commercial Corp.	1,150	20,067
Glimcher Realty Trust	12,345	132,585
Government Properties Income Trust	2,320	54,172
Gramercy Property Trust, Inc.	7,530	44,502
Hatteras Financial Corp.	5,370	102,835
Healthcare Realty Trust, Inc.	5,816	143,655
Hersha Hospitality Trust	12,978	85,785
Highwoods Properties, Inc.	5,435	228,650
Hudson Pacific Properties, Inc.#	3,420	87,552
Inland Real Estate Corp.	7,105	73,466

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      35

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Invesco Mortgage Capital, Inc.	6,580	$111,728
Investors Real Estate Trust#	6,057	51,606
iStar Financial, Inc.#,*	5,580	80,240
Kite Realty Group Trust	7,030	42,883
LaSalle Hotel Properties#	5,841	203,208
Lexington Realty Trust	11,211	122,648
LTC Properties, Inc.	2,072	79,420
Mack-Cali Realty Corp.	3,590	75,749
Medical Properties Trust, Inc.	7,035	94,691
Monmouth Real Estate Investment Corp.	1,802	18,525
National Health Investors, Inc.#	2,854	170,641
New Residential Investment Corp.	5,580	33,368
New York Mortgage Trust, Inc.#	2,900	21,895
New York REIT, Inc.#	10,410	108,680
NorthStar Realty Finance Corp.*	755	12,156
One Liberty Properties, Inc.	1,180	24,450
Parkway Properties, Inc.	4,200	87,066
Pebblebrook Hotel Trust	3,080	112,112
Pennsylvania Real Estate Investment Trust	4,051	77,901
PennyMac Mortgage Investment Trust	4,230	90,564
Physicians Realty Trust	1,520	21,402
Potlatch Corp.	3,291	135,918
PS Business Parks, Inc.	1,619	133,568
QTS Realty Trust, Inc.	1,000	27,250
RAIT Financial Trust	5,577	42,943
Ramco-Gershenson Properties Trust	3,794	62,980
Redwood Trust, Inc.#	5,539	105,130
Resource Capital Corp.	8,450	46,560
Retail Opportunity Investments Corp.	3,420	52,771
Rexford Industrial Realty, Inc.	1,380	19,085
RLJ Lodging Trust	6,730	188,709
Rouse Properties, Inc.	1,520	25,764
Sabra Health Care REIT, Inc.	3,683	102,019
Saul Centers, Inc.	1,128	53,772
Select Income REIT	1,070	29,693
Silver Bay Realty Trust Corp.	1,669	26,971
Sovran Self Storage, Inc.	3,307	253,713
STAG Industrial, Inc.	1,720	39,285
Strategic Hotels & Resorts, Inc.*	22,580	257,638
Summit Hotel Properties, Inc.	4,370	44,880
Sun Communities, Inc.	3,531	185,837
Sunstone Hotel Investors, Inc.	10,624	150,755
Terreno Realty Corp.	1,530	28,611
UMH Properties, Inc.	410	4,063
Universal Health Realty Income Trust	1,687	70,955
Urstadt Biddle Properties, Inc.	2,565	52,557
Washington Real Estate Investment Trust	4,482	121,552
Western Asset Mortgage Capital Corp.	2,885	39,236

	Number of
Description	Shares	Value
Whitestone REIT	1,480	$22,141
Winthrop Realty Trust	2,820	42,497

		$8,192,416
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
Alexander & Baldwin, Inc.	2,540	96,952
Altisource Asset Management Corp.*	120	73,562
Altisource Portfolio Solutions SA*	1,510	163,654
AV Homes, Inc.*	512	7,982
Consolidated-Tomoka Land Co.#	290	12,940
Forestar Group, Inc.*	2,258	42,225
Kennedy-Wilson Holdings, Inc.	3,930	91,962
St Joe Co.#,*	5,980	136,583
Tejon Ranch Co.*	508	14,529
Zillow, Inc.#,*	172	24,687

		$665,076
THRIFTS & MORTGAGE FINANCE – 1.4%
Astoria Financial Corp.#	4,080	52,550
Banc of California, Inc.#	500	5,935
Bank Mutual Corp.	3,500	21,105
BankFinancial Corp.	1,681	17,180
BBX Capital Corp.*	1,100	19,888
Beneficial Mutual Bancorp, Inc.*	3,030	39,632
Berkshire Hills Bancorp, Inc.	951	22,986
BofI Holding, Inc.*	1,300	96,967
Brookline Bancorp, Inc.	4,008	36,192
Capitol Federal Financial, Inc.	7,420	86,814
Charter Financial Corp.	1,446	15,834
Clifton Bancorp, Inc.	1,067	13,188
Dime Community Bancshares, Inc.	1,703	25,749
ESB Financial Corp.	1,872	23,269
Essent Group Ltd.*	1,280	23,309
EverBank Financial Corp.	5,080	96,520
Federal Agricultural Mortgage Corp. Class C	340	9,911
First Defiance Financial Corp.	550	14,855
First Financial Northwest, Inc.	990	10,415
Flagstar Bancorp, Inc.*	1,350	24,705
Flushing Financial Corp.	1,594	29,617
Fox Chase Bancorp, Inc.	980	16,484
Franklin Financial Corp.	620	12,332
Home Loan Servicing Solutions Ltd.	3,530	75,542
HomeStreet, Inc.	280	4,883
Kearny Financial Corp.#,*	19	286
Ladder Capital Corp.*	1,420	24,992
Meridian Bancorp, Inc.*	538	5,843
Meta Financial Group, Inc.	530	19,504
MGIC Investment Corp.*	23,785	175,771
NASB Financial, Inc.#,*	630	14,175

July 31, 2014 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Northfield Bancorp, Inc.	3,745	$47,786
Northwest Bancshares, Inc.	4,768	59,123
OceanFirst Financial Corp.	758	12,060
Oritani Financial Corp.	2,960	43,808
PennyMac Financial Services, Inc.#	870	13,163
Provident Financial Services, Inc.	2,995	50,046
Radian Group, Inc.	12,186	154,275
Territorial Bancorp, Inc.	730	14,673
Tree.com, Inc.	700	17,864
TrustCo Bank Corp.	8,150	53,709
United Community Financial Corp.*	3,600	15,480
United Financial Bancorp, Inc.	3,461	43,885
ViewPoint Financial Group, Inc.	2,981	74,942
Walker & Dunlop, Inc.*	510	6,962
Washington Federal, Inc.	2,540	53,238
Waterstone Financial, Inc.	2,300	25,369
WSFS Financial Corp.	448	32,072

		$1,754,888

TOTAL FINANCIALS		$22,279,481
HEALTH CARE – 15.6%
BIOTECHNOLOGY – 6.4%
ACADIA Pharmaceuticals, Inc.#,*	6,970	141,282
Acceleron Pharma, Inc.#,*	1,670	49,465
Achillion Pharmaceuticals, Inc.#,*	8,860	60,691
Acorda Therapeutics, Inc.*	3,723	108,972
Aegerion Pharmaceuticals, Inc.#,*	1,710	57,473
Agenus, Inc.*	7,560	24,948
Agios Pharmaceuticals, Inc.#,*	1,330	53,599
Akebia Therapeutics, Inc.#,*	920	20,369
Alder Biopharmaceuticals, Inc.#,*	1,410	23,815
Alnylam Pharmaceuticals, Inc.*	425	22,971
AMAG Pharmaceuticals, Inc.#,*	1,880	35,889
Anacor Pharmaceuticals, Inc.#,*	3,410	56,776
Applied Genetic Technologies Corp./de#,*	960	15,360
Arena Pharmaceuticals, Inc.#,*	24,880	115,194
Ariad Pharmaceuticals, Inc.#,*	17,040	98,150
Array BioPharma, Inc.#,*	5,963	23,852
Arrowhead Research Corp.#,*	5,400	68,310
Asterias Biotherapeutics, Inc.*	294	662
Auspex Pharmaceuticals, Inc.#,*	1,250	22,762
BioCryst Pharmaceuticals, Inc.#,*	6,140	76,873
Biotime, Inc.#,*	4,930	12,522
Bluebird Bio, Inc.#,*	1,210	40,414
Celldex Therapeutics, Inc.#,*	5,463	71,511
Cepheid, Inc.#,*	6,807	256,215
ChemoCentryx, Inc.#,*	1,310	7,205

	Number of
Description	Shares	Value
Chimerix, Inc.#,*	2,670	$60,662
Clovis Oncology, Inc.*	2,340	85,293
CTI BioPharma Corp.#,*	11,400	29,526
Cytokinetics, Inc.*	2,700	11,421
Cytori Therapeutics, Inc.#,*	13,217	27,095
CytRx Corp.#,*	6,380	20,799
Dendreon Corp.#,*	13,300	27,531
Durata Therapeutics, Inc.#,*	1,920	24,691
Dyax Corp.*	12,411	116,912
Dynavax Technologies Corp.*	21,410	31,687
Emergent Biosolutions, Inc.*	2,141	47,102
Enanta Pharmaceuticals, Inc.#,*	610	22,942
Epizyme, Inc.#,*	1,410	44,161
Esperion Therapeutics, Inc.#,*	1,440	20,635
Exact Sciences Corp.#,*	9,170	143,144
Exelixis, Inc.#,*	9,082	36,691
Five Prime Therapeutics, Inc.#,*	2,610	31,320
Foundation Medicine, Inc.#,*	890	20,043
Galectin Therapeutics, Inc.#,*	2,100	12,894
Galena Biopharma, Inc.#,*	10,700	30,388
Genomic Health, Inc.#,*	2,150	54,782
Geron Corp.#,*	7,057	16,972
Halozyme Therapeutics, Inc.*	11,561	112,604
Heron Therapeutics, Inc.#,*	2,400	21,096
Hyperion Therapeutics, Inc.#,*	1,690	38,481
Idenix Pharmaceuticals, Inc.*	10,752	262,564
Idera Pharmaceuticals, Inc.#,*	8,300	20,999
ImmunoGen, Inc.#,*	9,468	102,065
Immunomedics, Inc.#,*	5,690	18,436
Infinity Pharmaceuticals, Inc.*	2,590	23,543
Inovio Pharmaceuticals, Inc.#,*	5,720	57,772
Insmed, Inc.*	3,950	67,505
Insys Therapeutics, Inc.#,*	735	19,867
Intercept Pharmaceuticals, Inc.*	103	23,933
InterMune, Inc.#,*	9,366	410,886
Intrexon Corp.#,*	3,500	77,315
Ironwood Pharmaceuticals, Inc.*	11,230	166,204
Isis Pharmaceuticals, Inc.#,*	11,842	366,984
Karyopharm Therapeutics, Inc.#,*	1,340	46,485
Keryx Biopharmaceuticals, Inc.#,*	9,660	145,383
Kindred Biosciences, Inc.#,*	1,700	25,908
KYTHERA Biopharmaceuticals, Inc.#,*	1,940	65,145
Lexicon Pharmaceuticals, Inc.*	9,060	13,318
Ligand Pharmaceuticals, Inc.*	2,165	106,453
MacroGenics, Inc.*	2,380	48,314
MannKind Corp.#,*	23,307	194,847
Merrimack Pharmaceuticals, Inc.#,*	9,360	55,318
MiMedx Group, Inc.#,*	11,400	78,774

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      37

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Mirati Therapeutics, Inc.#,*	1,150	$20,896
Momenta Pharmaceuticals, Inc.*	2,030	21,599
NanoViricides, Inc.#,*	6,080	24,685
NeoStem, Inc.#,*	3,910	24,125
Neuralstem, Inc.#,*	8,180	23,395
Neurocrine Biosciences, Inc.*	7,737	105,068
NewLink Genetics Corp.#,*	2,380	50,408
Northwest Biotherapeutics, Inc.#,*	3,940	26,004
Novavax, Inc.#,*	19,653	85,097
NPS Pharmaceuticals, Inc.*	10,432	291,470
Ohr Pharmaceutical, Inc.#,*	2,540	22,860
OncoMed Pharmaceuticals, Inc.#,*	1,300	28,067
Oncothyreon, Inc.*	7,840	21,403
Ophthotech Corp.#,*	720	28,123
Opko Health, Inc.#,*	19,530	172,255
Orexigen Therapeutics, Inc.#,*	10,575	52,769
Organovo Holdings, Inc.#,*	6,110	46,253
Osiris Therapeutics, Inc.#,*	1,764	26,107
OvaScience, Inc.#,*	1,790	17,560
PDL BioPharma, Inc.#	16,766	157,265
Peregrine Pharmaceuticals, Inc.#,*	17,700	26,727
Portola Pharmaceuticals, Inc.#,*	3,000	75,420
Progenics Pharmaceuticals, Inc.#,*,††	5,326	25,458
Prothena Corp. PLC*	1,260	21,874
PTC Therapeutics, Inc.#,*	2,270	59,973
Puma Biotechnology, Inc.*	2,280	505,522
Raptor Pharmaceutical Corp.#,*	5,790	49,852
Receptos, Inc.*	1,390	57,560
Regulus Therapeutics, Inc.#,*	3,340	21,343
Repligen Corp.*	3,990	83,670
Retrophin, Inc.#,*	1,400	14,868
Rigel Pharmaceuticals, Inc.*	10,671	34,894
Sangamo Biosciences, Inc.#,*	7,965	94,624
Sarepta Therapeutics, Inc.#,*	2,560	54,630
Spectrum Pharmaceuticals, Inc.#,*	6,220	43,789
Stemline Therapeutics, Inc.*	480	6,149
Sunesis Pharmaceuticals, Inc.#,*	4,130	27,175
Synageva BioPharma Corp.#,*	2,080	142,293
Synergy Pharmaceuticals, Inc.#,*	13,440	49,056
Synta Pharmaceuticals Corp.#,*	6,050	23,898
TESARO, Inc.#,*	2,350	67,586
Tetraphase Pharmaceuticals, Inc.*	1,770	18,585
TG Therapeutics, Inc.#,*	3,120	24,679
Theravance, Inc.#,*	8,150	176,855
Threshold Pharmaceuticals, Inc.#,*	5,060	21,303
Trius Therapeutics CVR*,††	1,740	—
Ultragenyx Pharmaceutical, Inc.#,*	530	23,161
Vanda Pharmaceuticals, Inc.#,*	4,000	58,800

	Number of
Description	Shares	Value
Verastem, Inc.#,*	1,300	$9,607
Versartis, Inc.#,*	950	19,380
Xencor, Inc.#,*	2,390	23,087
XOMA Corp.#,*	7,450	28,906
ZIOPHARM Oncology, Inc.#,*	7,320	22,912

		$8,111,215
HEALTH CARE EQUIPMENT & SUPPLIES – 3.6%
Abaxis, Inc.	2,321	110,039
ABIOMED, Inc.#,*	3,872	99,123
Accuray, Inc.#,*	8,742	68,800
Align Technology, Inc.*	478	25,912
Analogic Corp.	708	50,912
AngioDynamics, Inc.*	989	14,439
Anika Therapeutics, Inc.*	970	40,798
Antares Pharma, Inc.#,*	3,040	6,202
AtriCure, Inc.*	2,380	39,199
Atrion Corp.	170	47,770
Cantel Medical Corp.	2,989	100,221
Cardiovascular Systems, Inc.*	2,970	80,190
CONMED Corp.	1,943	75,777
CryoLife, Inc.#	1,550	15,267
Cyberonics, Inc.*	2,750	163,542
Cynosure, Inc.*	2,255	51,279
Derma Sciences, Inc.#,*	3,300	31,944
DexCom, Inc.#,*	7,423	279,699
Endologix, Inc.*	5,860	82,919
Exactech, Inc.*	622	14,144
GenMark Diagnostics, Inc.#,*	5,350	57,245
Globus Medical, Inc.*	5,300	118,190
Greatbatch, Inc.*	1,731	85,702
Haemonetics Corp.#,*	2,950	104,931
HeartWare International, Inc.*	1,640	138,104
ICU Medical, Inc.*	797	46,425
Insulet Corp.#,*	4,881	172,495
Integra LifeSciences Holdings Corp.*	1,427	67,668
Invacare Corp.	1,684	25,209
K2M Group Holdings, Inc.#,*	1,780	30,207
LDR Holding Corp.#,*	1,060	24,285
Masimo Corp.	5,531	133,186
Meridian Bioscience, Inc.	3,054	60,194
Merit Medical Systems, Inc.*	2,560	32,870
Natus Medical, Inc.*	2,423	69,710
Navidea Biopharmaceuticals, Inc.#,*	14,400	19,152
Neogen Corp.*	3,439	150,147
NuVasive, Inc.*	4,080	152,510
NxStage Medical, Inc.*	6,061	80,914

July 31, 2014 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
OraSure Technologies, Inc.*	3,017	$24,830
Orthofix International NV*	1,521	50,284
Oxford Immunotec Global PLC*	1,180	18,762
PhotoMedex, Inc.#,*	670	7,229
Quidel Corp.#,*	2,907	69,390
Rockwell Medical, Inc.#,*	3,150	31,815
RTI Surgical, Inc.*	4,370	19,971
Spectranetics Corp.*	4,028	103,318
Staar Surgical Co.*	4,280	55,084
STERIS Corp.	6,260	318,509
SurModics, Inc.*	1,650	31,334
Symmetry Medical, Inc.*	3,028	26,677
Tandem Diabetes Care, Inc.*	920	11,491
Thoratec Corp.*	5,710	185,575
Tornier NV*	1,880	38,972
Unilife Corp.#,*	9,460	23,839
Utah Medical Products, Inc.	300	15,603
Vascular Solutions, Inc.*	2,120	52,300
Volcano Corp.*	3,659	60,410
West Pharmaceutical Services, Inc.	6,190	252,243
Wright Medical Group, Inc.*	2,880	88,762
Zeltiq Aesthetics, Inc.#,*	1,960	39,670

		$4,493,388
HEALTH CARE PROVIDERS & SERVICES – 2.9%
Acadia Healthcare Co., Inc.*	3,800	181,108
Addus HomeCare Corp.*	610	13,505
Air Methods Corp.#	4,033	202,658
Almost Family, Inc.	1,148	26,909
Amedisys, Inc.*	1,516	30,593
AMN Healthcare Services, Inc.*	2,908	38,095
Amsurg Corp.*	2,510	119,878
Bio-Reference Labs, Inc.#,*	2,508	78,726
BioScrip, Inc.#,*	4,050	30,334
BioTelemetry, Inc.*	3,700	26,640
Brookdale Senior Living, Inc.*	3,910	135,488
Capital Senior Living Corp.*	3,018	74,364
Centene Corp.*	355	25,592
Chemed Corp.	1,955	199,117
Chindex International, Inc.*	861	20,156
Corvel Corp.*	1,170	47,128
Cross Country Healthcare, Inc.*	884	6,356
Ensign Group, Inc.	1,889	62,205
ExamWorks Group, Inc.*	2,960	104,458
Five Star Quality Care, Inc.*	2,940	13,436
Gentiva Health Services, Inc.*	2,977	53,884
Hanger, Inc.#,*	2,703	85,550
HealthSouth Corp.	8,074	309,476

	Number of
Description	Shares	Value
Healthways, Inc.*	3,750	$64,837
HMS Holdings Corp.#,*	9,267	170,605
IPC The Hospitalist Co., Inc.*	1,160	57,049
Kindred Healthcare, Inc.	2,485	59,392
Landauer, Inc.	1,186	51,176
LHC Group, Inc.*	547	12,844
Magellan Health Services, Inc.*	1,375	79,200
Molina Healthcare, Inc.*	2,742	112,011
MWI Veterinary Supply, Inc.*	1,340	189,288
National Healthcare Corp.	700	38,472
National Research Corp.*	630	8,322
Owens & Minor, Inc.	4,126	136,529
PharMerica Corp.*	2,479	66,908
Providence Service Corp.*	1,060	41,987
RadNet, Inc.#,*	3,730	19,060
Select Medical Holdings Corp.	5,450	84,693
Skilled Healthcare Group, Inc.*	4,799	28,554
Team Health Holdings, Inc.*	6,890	389,630
Triple-S Management Corp.*	941	16,260
U.S. Physical Therapy, Inc.	1,202	41,998
Universal American Corp.	3,043	24,161
WellCare Health Plans, Inc.*	2,340	145,969

		$3,724,601
HEALTH CARE TECHNOLOGY – 0.5%
athenahealth, Inc.#,*	205	25,502
Castlight Health, Inc.#,*	1,760	23,602
Computer Programs & Systems, Inc.	873	57,461
HealthStream, Inc.*	720	17,971
MedAssets, Inc.*	5,379	114,250
Medidata Solutions, Inc.*	4,300	192,812
Merge Healthcare, Inc.*	16,900	41,574
Omnicell, Inc.*	3,098	84,885
Quality Systems, Inc.	5,556	86,174
Vocera Communications, Inc.*	2,700	33,939

		$678,170
LIFE SCIENCES TOOLS & SERVICES – 0.6%
Accelerate Diagnostics, Inc.#,*	2,392	43,487
Affymetrix, Inc.#,*	6,474	55,676
Albany Molecular Research, Inc.*	1,610	30,654
Cambrex Corp.*	3,584	75,515
Fluidigm Corp.#,*	3,040	87,035
Luminex Corp.*	4,358	79,316
NanoString Technologies, Inc.#,*	1,800	21,690
Pacific Biosciences of California, Inc.*	5,490	25,089
PAREXEL International Corp.*	5,649	302,560
Sequenom, Inc.#,*	14,972	56,145

		$777,167

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
PHARMACEUTICALS – 1.6%
AcelRx Pharmaceuticals, Inc.#,*	1,790	$12,458
Aerie Pharmaceuticals, Inc.*	1,370	24,290
Akorn, Inc.*	6,660	225,974
Alimera Sciences, Inc.#,*	4,740	27,397
Ampio Pharmaceuticals, Inc.#,*	6,420	38,713
ANI Pharmaceuticals, Inc.#,*	740	18,959
Aratana Therapeutics, Inc.#,*	3,550	40,931
Auxilium Pharmaceuticals, Inc.#,*	4,971	99,519
AVANIR Pharmaceuticals, Inc.*	16,460	85,757
BioDelivery Sciences International, Inc.#,*	4,700	59,925
Bio-Path Holdings, Inc.#,*	8,740	19,927
Cempra, Inc.#,*	1,500	13,800
Chelsea Therapeutics International Ltd. - CVR††	9,820	786
ContraVir Pharmaceuticals, Inc.#,*	656	827
Corcept Therapeutics, Inc.#,*	8,370	20,004
Depomed, Inc.*	5,000	49,750
Endocyte, Inc.#,*	6,580	43,658
Furiex Pharmaceuticals CVR	710	6,937
Horizon Pharma, Inc.#,*	6,480	55,080
Impax Laboratories, Inc.*	4,830	112,974
Lannett Co., Inc.*	2,310	77,639
Medicines Co.*	5,319	124,305
Nektar Therapeutics*,††	9,672	102,040
Omeros Corp.#,*	2,690	36,611
Pacira Pharmaceuticals, Inc.#,*	3,450	317,400
Pain Therapeutics, Inc.*	5,540	23,323
Pernix Therapeutics Holdings#,*	1,740	13,067
Phibro Animal Health Corp.*	1,450	27,492
Pozen, Inc.#,*	725	5,249
Questcor Pharmaceuticals, Inc.#	292	26,271
Relypsa, Inc.#,*	2,290	51,777
Repros Therapeutics, Inc.#,*	1,950	27,339
Revance Therapeutics, Inc.*	750	23,010
Sagent Pharmaceuticals, Inc.*	1,210	30,831
Sciclone Pharmaceuticals, Inc.*	2,900	13,978
Sucampo Pharmaceuticals, Inc.*	4,682	27,624
Supernus Pharmaceuticals, Inc.#,*	3,500	30,310
TherapeuticsMD, Inc.#,*	9,780	45,379
Theravance Biopharma, Inc.*	1,920	53,818
XenoPort, Inc.*	2,584	11,085
Zogenix, Inc.#,*	10,000	13,200

		$2,039,414

TOTAL HEALTH CARE		$19,823,955

	Number of
Description	Shares	Value
INDUSTRIALS – 14.3%
AEROSPACE & DEFENSE – 1.4%
AAR Corp.	2,266	$60,955
Aerovironment, Inc.*	1,674	52,714
American Science & Engineering, Inc.	694	43,583
Astronics Corp.*	1,360	78,880
Cubic Corp.	128	5,614
Curtiss-Wright Corp.	2,506	159,156
DigitalGlobe, Inc.*	2,037	53,268
Ducommun, Inc.*	760	21,014
Engility Holdings, Inc.*	1,190	41,126
Erickson, Inc.#,*	1,710	25,017
Esterline Technologies Corp.*	1,797	195,064
GenCorp., Inc.#,*	6,469	114,825
HEICO Corp.	6,636	326,226
KEYW Holding Corp.#,*	3,500	45,850
Kratos Defense & Security Solutions, Inc.#,*	3,161	23,075
LMI Aerospace, Inc.#,*	657	8,600
Moog, Inc.*	2,616	172,708
National Presto Industries, Inc.#	312	19,999
Orbital Sciences Corp.*	2,951	75,752
Sparton Corp.*	940	25,982
Taser International, Inc.*	2,941	35,468
Teledyne Technologies, Inc.*	2,604	237,485

		$1,822,361
AIR FREIGHT & LOGISTICS – 0.4%
Air Transport Services Group, Inc.*	2,530	19,405
Atlas Air Worldwide Holdings, Inc.*	724	24,775
Echo Global Logistics, Inc.*	1,770	38,958
Forward Air Corp.	3,061	137,041
Hub Group, Inc.#,*	3,392	156,643
Park-Ohio Holdings Corp.*	800	47,488
XPO Logistics, Inc.#,*	3,782	116,826

		$541,136
AIRLINES – 0.4%
Allegiant Travel Co.	1,464	172,401
Hawaiian Holdings, Inc.#,*	2,443	34,031
JetBlue Airways Corp.#,*	15,804	169,419
Republic Airways Holdings, Inc.*	3,621	35,993
SkyWest, Inc.	293	3,132
Spirit Airlines, Inc.*	394	25,775

		$440,751
BUILDING PRODUCTS – 0.8%
AAON, Inc.	3,910	76,714
Ameresco, Inc.#,*	770	5,790
American Woodmark Corp.*	1,375	40,425

July 31, 2014 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Apogee Enterprises, Inc.	2,740	$88,913
Builders FirstSource, Inc.*	5,290	31,423
Continental Building Products, Inc.*	1,520	20,049
Gibraltar Industries, Inc.*	2,030	29,821
Griffon Corp.	2,619	28,207
Insteel Industries, Inc.	2,540	46,609
Masonite International Corp.#,*	1,930	94,589
NCI Building Systems, Inc.*	3,162	52,995
Nortek, Inc.#,*	1,000	79,770
Patrick Industries, Inc.*	630	26,240
PGT, Inc.*	3,830	35,466
Ply Gem Holdings, Inc.#,*	800	6,664
Quanex Building Products Corp.	1,963	33,548
Simpson Manufacturing Co., Inc.	2,711	82,442
Stock Building Supply Holdings, Inc.*	1,260	18,598
Trex Co., Inc.*	3,298	92,839
Universal Forest Products, Inc.	1,206	52,799
USG Corp.#,*	705	18,647

		$962,548
COMMERCIAL SERVICES & SUPPLIES – 2.2%
ABM Industries, Inc.	3,249	79,958
ACCO Brands Corp.*	2,020	13,372
ARC Document Solutions, Inc.*	1,068	5,821
Brink’s Co.	2,570	68,979
Casella Waste Systems, Inc.*	1,130	5,334
Ceco Environmental Corp.#	1,051	14,273
Cenveo, Inc.#,*	593	1,998
Civeo Corp.*	5,280	134,112
Deluxe Corp.	4,015	220,865
Encore Capital Group, Inc.*	2,215	94,093
EnerNOC, Inc.*	1,694	30,356
Ennis, Inc.	1,079	15,300
G&K Services, Inc.	1,174	56,458
Healthcare Services Group, Inc.	6,915	180,758
Heritage-Crystal Clean, Inc.*	550	9,328
Herman Miller, Inc.	5,375	157,165
HNI Corp.	4,063	143,586
InnerWorkings, Inc.*	3,370	27,465
Interface, Inc.	6,755	107,067
Kimball International, Inc.	2,450	38,637
Knoll, Inc.	4,842	81,394
McGrath RentCorp	1,400	48,370
Mobile Mini, Inc.	2,208	83,374
MSA Safety, Inc.	3,203	165,851
Multi-Color Corp.	701	27,598
NL Industries, Inc.	42	365
Performant Financial Corp.*	3,580	34,332

	Number of
Description	Shares	Value
Portfolio Recovery Associates, Inc.*	4,967	$292,854
Quad/Graphics, Inc.	1,270	26,822
SP Plus Corp.*	1,718	33,673
Steelcase, Inc.	7,640	115,364
Sykes Enterprises, Inc.*	2,282	47,237
Team, Inc.*	1,914	75,814
Tetra Tech, Inc.*	3,594	87,262
UniFirst Corp.	848	82,434
United Stationers, Inc.	2,038	78,626
US Ecology, Inc.	1,664	75,313
Viad Corp.	1,055	22,387
West Corp.	1,040	26,801

		$2,810,796
CONSTRUCTION & ENGINEERING – 0.7%
Aegion Corp.*	2,473	56,656
Argan, Inc.	810	27,459
Comfort Systems USA, Inc.	2,191	32,646
Dycom Industries, Inc.*	4,047	113,802
EMCOR Group, Inc.	3,652	149,476
Furmanite Corp.*	2,481	22,701
Granite Construction, Inc.	2,110	68,680
Great Lakes Dredge & Dock Corp.	4,706	33,977
Layne Christensen Co.*	520	5,642
MasTec, Inc.*	5,354	145,575
MYR Group, Inc.*	1,100	27,291
Northwest Pipe Co.*	501	17,961
Orion Marine Group, Inc.*	1,648	17,815
Pike Electric Corp.	1,200	9,672
Primoris Services Corp.	3,300	78,804
Sterling Construction Co., Inc.*	1,705	15,123
Tutor Perini Corp.*	2,661	72,459

		$895,739
ELECTRICAL EQUIPMENT – 1.5%
Acuity Brands, Inc.	185	19,845
AZZ, Inc.	2,454	107,093
Belden, Inc.	4,134	280,699
Brady Corp.	2,579	67,441
Capstone Turbine Corp.*	25,640	35,640
Encore Wire Corp.	1,217	51,041
EnerSys, Inc.	3,127	198,346
Enphase Energy, Inc.*	2,220	22,866
Franklin Electric Co., Inc.	5,112	187,355
FuelCell Energy, Inc.#,*	23,764	58,935
Generac Holdings, Inc.	6,660	289,044
Global Power Equipment Group, Inc.	1,070	17,623
GrafTech International Ltd.#,*	7,260	60,984

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
II-VI, Inc.*	954	$13,089
LSI Industries, Inc.	1,963	14,016
Plug Power, Inc.#,*	9,060	49,105
Polypore International, Inc.#,*	4,770	205,587
Powell Industries, Inc.	369	21,553
Power Solutions International, Inc.#,*	310	18,935
PowerSecure International, Inc.#,*	2,160	21,233
Preformed Line Products Co.	194	10,513
Revolution Lighting Technologies, Inc.#,*	2,690	5,703
Thermon Group Holdings, Inc.*	2,710	66,070
Vicor Corp.*	689	5,429

		$1,828,145
INDUSTRIAL CONGLOMERATES – 0.3%
McDermott International, Inc.#,*	13,100	95,630
Raven Industries, Inc.	3,622	100,945
Seaboard Corp.	17	48,484
Standex International Corp.	988	65,159

		$310,218
MACHINERY – 3.5%
Accuride Corp.*	6,660	33,300
Actuant Corp.	3,930	126,860
Alamo Group, Inc.	599	28,470
Albany International Corp.	1,740	62,362
Altra Holdings, Inc.	2,573	80,664
American Railcar Industries, Inc.#	949	64,931
Ampco-Pittsburgh Corp.	556	11,215
Astec Industries, Inc.	1,291	50,181
Barnes Group, Inc.	2,615	89,564
Blount International, Inc.*	4,370	57,072
Briggs & Stratton Corp.	2,318	42,489
Chart Industries, Inc.*	1,589	120,843
CIRCOR International, Inc.	1,788	128,504
CLARCOR, Inc.#	5,128	304,142
Columbus McKinnon Corp.*	1,605	37,316
Commercial Vehicle Group, Inc.*	1,480	13,557
Douglas Dynamics, Inc.	1,430	23,881
Dynamic Materials Corp.	675	13,824
Energy Recovery, Inc.#,*	2,459	11,016
EnPro Industries, Inc.*	1,877	128,424
ESCO Technologies, Inc.	2,072	69,516
ExOne Co.*	1,640	53,644
Federal Signal Corp.*	4,629	66,935
FreightCar America, Inc.	1,033	22,292
Global Brass & Copper Holdings, Inc.	910	13,814
Gorman-Rupp Co.	1,537	44,542
Graham Corp.	1,345	40,565

	Number of
Description	Shares	Value
Greenbrier Cos., Inc.#,*	2,780	$179,171
Harsco Corp.	7,810	197,359
Hurco Cos., Inc.	510	16,376
Hyster-Yale Materials Handling, Inc.	796	63,760
Hyster-Yale Materials Handling, Inc.††	216	17,302
John Bean Technologies Corp.	2,890	75,285
Kadant, Inc.	714	27,232
LB Foster Co.	606	28,270
Lindsay Corp.#	1,228	99,407
Lydall, Inc.*	580	14,633
Manitex International, Inc.*	1,410	19,486
Meritor, Inc.*	8,420	105,839
Middleby Corp.*	342	24,918
Miller Industries, Inc.#	460	8,827
Mueller Industries, Inc.	5,332	148,390
Mueller Water Products, Inc.	17,170	133,068
NN, Inc.	1,760	51,040
Omega Flex, Inc.	150	2,541
Proto Labs, Inc.#,*	2,040	165,240
RBC Bearings, Inc.*	2,487	137,979
Rexnord Corp.*	7,190	193,483
Sun Hydraulics Corp.	2,037	74,310
Tennant Co.	1,751	127,735
Titan International, Inc.#	3,425	51,101
Trimas Corp.*	4,340	137,491
Twin Disc, Inc.	493	14,218
Wabash National Corp.*	7,500	102,075
Watts Water Technologies, Inc.	2,004	117,154
Woodward, Inc.	6,101	304,806
Xerium Technologies, Inc.*	1,600	20,800

		$4,399,219
MARINE – 0.1%
International Shipholding Corp.	755	16,006
Matson, Inc.	3,040	81,928
Navios Maritime Holdings, Inc.	4,400	35,068
Scorpio Bulkers, Inc.*	4,470	34,374

		$167,376
PROFESSIONAL SERVICES – 1.4%
Acacia Research Corp.#	1,410	24,055
Advisory Board Co.*	2,546	127,656
Barrett Business Services, Inc.	220	12,558
CBIZ, Inc.#,*	2,967	24,211
CDI Corp.	1,603	22,234
Corporate Executive Board Co.	3,430	212,900
CRA International, Inc.*	717	17,122
Exponent, Inc.	1,237	87,926
Franklin Covey Co.*	350	6,601

July 31, 2014 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
FTI Consulting, Inc.*	2,450	$90,552
GP Strategies Corp.*	1,510	41,087
Heidrick & Struggles International, Inc.	1,080	20,164
Huron Consulting Group, Inc.*	1,602	96,825
ICF International, Inc.*	1,047	36,195
Insperity, Inc.	2,241	71,510
Kelly Services, Inc.	917	14,617
Kforce, Inc.	2,533	50,381
Korn/Ferry International*	3,654	107,501
Mistras Group, Inc.*	2,080	43,930
Navigant Consulting, Inc.*	3,602	58,785
On Assignment, Inc.*	5,195	140,317
Pendrell Corp.*	18,990	27,915
Resources Connection, Inc.	2,635	39,789
RPX Corp.*	2,140	33,384
Science Applications International Corp.	2,830	118,209
TriNet Group, Inc.*	1,090	25,506
TrueBlue, Inc.*	3,941	106,368
VSE Corp.	336	20,016
WageWorks, Inc.*	3,270	136,490

		$1,814,804
ROAD & RAIL – 0.7%
ArcBest Corp.	3,086	97,919
Celadon Group, Inc.	1,638	34,791
Heartland Express, Inc.	4,288	96,266
Knight Transportation, Inc.	5,177	124,041
Marten Transport Ltd.	1,078	21,819
Patriot Transportation Holding, Inc.*	250	8,315
Quality Distribution, Inc.*	3,130	41,786
Roadrunner Transportation Systems, Inc.*	1,620	40,727
Saia, Inc.*	2,513	114,718
Swift Transportation Co.*	7,670	156,852
Universal Truckload Services, Inc.	380	9,230
Werner Enterprises, Inc.	2,961	72,781
YRC Worldwide, Inc.#,*	1,880	49,218

		$868,463
TRADING COMPANIES & DISTRIBUTORS – 0.9%
Aceto Corp.	1,663	27,872
Aircastle Ltd.	4,585	82,301
Applied Industrial Technologies, Inc.	3,080	149,257
Beacon Roofing Supply, Inc.*	2,714	75,015
CAI International, Inc.*	940	17,945
DXP Enterprises, Inc.*	1,280	90,918
H&E Equipment Services, Inc.	2,995	108,359
Houston Wire & Cable Co.	1,199	14,400
Kaman Corp.	2,622	104,906

	Number of
Description	Shares	Value
Rush Enterprises, Inc.*	2,990	$105,338
TAL International Group, Inc.	2,339	103,384
Textainer Group Holdings Ltd.#	1,344	49,150
Titan Machinery, Inc.#,*	1,470	21,550
Watsco, Inc.	2,383	213,445

		$1,163,840
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Wesco Aircraft Holdings, Inc.*	2,010	38,090

TOTAL INDUSTRIALS		$18,063,486
INFORMATION TECHNOLOGY – 19.4%
COMMUNICATIONS EQUIPMENT – 2.0%
ADTRAN, Inc.#	4,531	100,769
Alliance Fiber Optic Products, Inc.#	850	11,373
Applied Optoelectronics, Inc.*	2,320	41,760
ARRIS Group, Inc.*,††	727	24,842
Aruba Networks, Inc.#,*	10,415	186,012
Bel Fuse, Inc.	1,217	28,770
Black Box Corp.	1,078	22,315
CalAmp Corp.*	3,390	57,664
Calix, Inc.#,*	2,114	19,639
Ciena Corp.*	10,320	201,550
Clearfield, Inc.#,*	1,450	18,661
Comtech Telecommunications Corp.	1,219	41,202
CyrusOne, Inc.	1,240	30,814
Digi International, Inc.*	812	6,707
Emulex Corp.*	3,130	18,404
Extreme Networks*	11,266	52,950
Finisar Corp.#,*	9,310	183,686
Harmonic, Inc.*	4,982	29,892
Infinera Corp.*	9,956	91,595
InterDigital, Inc.	4,398	193,908
Ixia*	1,885	20,169
KVH Industries, Inc.*	690	8,977
Loral Space & Communications, Inc.	1,261	91,170
NETGEAR, Inc.*	2,427	75,989
Numerex Corp.*	770	7,739
Oclaro, Inc.#,*	11,680	21,725
Oplink Communications, Inc.*	811	15,458
Parkervision, Inc.#,*	11,130	13,913
Plantronics, Inc.	3,736	175,480
Polycom, Inc.*	9,600	123,072
Procera Networks, Inc.#,*	1,760	17,618
Ruckus Wireless, Inc.*	7,550	97,471
ShoreTel, Inc.*	7,190	44,434
Sonus Networks, Inc.*	22,430	79,178
Tessco Technologies, Inc.	620	18,910

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Ubiquiti Networks, Inc.#	3,510	$134,187
ViaSat, Inc.*	3,892	227,565

		$2,535,568
COMPUTERS & PERIPHERALS – 0.7%
Cray, Inc.#,*	3,330	88,312
Datalink Corp.*	1,130	12,769
Dot Hill Systems Corp.#,*	5,680	22,322
Eastman Kodak Co.#,*	1,050	24,822
Electronics For Imaging, Inc.*	4,068	179,277
Immersion Corp.*	2,027	27,669
Intevac, Inc.*	3,070	19,464
Nimble Storage, Inc.#,*	1,160	30,021
QLogic Corp.*	3,860	35,126
Quantum Corp.*	34,810	43,513
Silicon Graphics International Corp.*	4,930	46,884
Super Micro Computer, Inc.*	2,768	72,439
Synaptics, Inc.#,*	3,453	249,410
Violin Memory, Inc.#,*	9,920	39,283

		$891,311
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.6%
Aeroflex Holding Corp.*	760	8,026
Agilysys, Inc.*	1,540	20,251
Anixter International, Inc.*	2,135	183,546
Audience, Inc.*	1,230	11,722
Badger Meter, Inc.	1,378	68,762
Benchmark Electronics, Inc.*	2,670	64,480
Checkpoint Systems, Inc.*	1,693	20,722
Cognex Corp.	9,180	376,196
Coherent, Inc.	1,574	92,724
Control4 Corp.#,*	1,750	29,417
CTS Corp.	2,338	40,658
CUI Global, Inc.*	3,180	19,748
Daktronics, Inc.	3,008	33,389
DTS, Inc.*	1,787	32,327
Electro Rent Corp.	824	12,566
Electro Scientific Industries, Inc.	1,343	8,031
Fabrinet*	2,310	42,966
FARO Technologies, Inc.*	1,693	85,717
FEI Co.	4,162	318,809
GSI Group, Inc.*	2,140	24,674
Insight Enterprises, Inc.*	2,730	71,717
InvenSense, Inc.#,*	8,190	188,452
Itron, Inc.*	2,070	74,479
Kemet Corp.*	3,580	17,649
Littelfuse, Inc.	2,225	193,397

	Number of
Description	Shares	Value
Maxwell Technologies, Inc.*	3,138	$34,141
Measurement Specialties, Inc.*	1,581	135,950
Mercury Systems, Inc.*	2,865	31,658
Mesa Laboratories, Inc.	210	16,059
Methode Electronics, Inc.	3,227	103,199
MTS Systems Corp.	1,550	102,300
Multi-Fineline Electronix, Inc.*	653	6,373
Newport Corp.*	2,832	49,022
OSI Systems, Inc.*	1,529	101,373
Park Electrochemical Corp.	1,152	32,440
PC Connection, Inc.	319	6,517
Plexus Corp.*	1,798	70,715
RealD, Inc.#,*	4,730	49,996
Rofin-Sinar Technologies, Inc.*	1,723	37,613
Rogers Corp.*	992	56,901
Sanmina Corp.*	5,090	118,546
ScanSource, Inc.*	1,541	55,183
Speed Commerce, Inc.*	5,240	16,296
SYNNEX Corp.*	1,802	116,229
TTM Technologies, Inc.*	2,379	17,866
Universal Display Corp.#,*	4,277	131,133
Viasystems Group, Inc.*	20	196
Vishay Precision Group, Inc.*	480	6,926

		$3,337,057
INTERNET SOFTWARE & SERVICES – 3.0%
Angie’s List, Inc.#,*	3,720	30,988
Bankrate, Inc.*	4,240	71,486
Bazaarvoice, Inc.#,*	3,220	23,860
Benefitfocus, Inc.#,*	590	22,739
Blucora, Inc.*	1,334	22,771
Brightcove, Inc.*	920	5,474
Carbonite, Inc.*	1,390	13,525
Care.com, Inc.#,*	2,060	19,549
ChannelAdvisor Corp.*	2,070	47,465
comScore, Inc.*	3,345	121,056
Constant Contact, Inc.*	3,373	105,001
Conversant, Inc.#,*	7,069	165,203
Cornerstone OnDemand, Inc.#,*	5,090	212,966
CoStar Group, Inc.*	163	23,428
Cvent, Inc.#,*	580	15,840
DealerTrack Holdings, Inc.*	4,988	187,399
Demand Media, Inc.*	1,480	8,036
Demandware, Inc.#,*	3,340	201,202
Dice Holdings, Inc.*	5,110	46,808
Digital River, Inc.*	2,061	29,452
E2open, Inc.#,*	2,910	47,084

July 31, 2014 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
EarthLink Holdings Corp.	4,880	$19,227
Endurance International Group Holdings, Inc.#,*	1,940	26,442
Envestnet, Inc.*	3,040	132,574
Everyday Health, Inc.#,*	1,490	24,764
Global Eagle Entertainment, Inc.*	2,000	20,400
Gogo, Inc.#,*	6,890	111,687
GrubHub, Inc.#,*	910	33,024
GTT Communications, Inc.#,*	2,600	26,416
Internap Network Services Corp.*	905	6,525
IntraLinks Holdings, Inc.*	1,670	13,393
j2 Global, Inc.	4,185	204,730
Limelight Networks, Inc.*	4,342	11,159
Liquidity Services, Inc.#,*	580	7,824
LivePerson, Inc.*	6,830	80,457
LogMeIn, Inc.*	2,380	96,890
Marchex, Inc.	4,225	46,475
Marin Software, Inc.#,*	2,570	23,567
Marketo, Inc.#,*	2,980	81,503
Millennial Media, Inc.#,*	9,330	32,189
Monster Worldwide, Inc.*	6,150	39,975
Move, Inc.*	3,820	55,772
NIC, Inc.	1,883	31,766
Perficient, Inc.*	2,246	38,160
Q2 Holdings, Inc.#,*	1,840	24,233
QuinStreet, Inc.*	1,450	7,236
RealNetworks, Inc.*	719	5,407
Reis, Inc.*	1,290	27,877
Rocket Fuel, Inc.#,*	2,580	68,138
SciQuest, Inc.*	3,770	58,020
SPS Commerce, Inc.*	1,390	74,157
Stamps.com, Inc.*	450	14,234
TechTarget, Inc.*	1,335	10,146
Textura Corp.#,*	2,910	72,663
Travelzoo, Inc.*	900	15,516
Tremor Video, Inc.#,*	2,240	8,333
Trulia, Inc.#,*	3,818	231,104
Unwired Planet, Inc.#,*	6,333	12,666
VistaPrint NV*	1,740	85,712
Web.com Group, Inc.#,*	4,840	128,502
WebMD Health Corp.#,*	3,850	191,846
Wix.Com Ltd.#,*	890	15,086
XO Group, Inc.*	2,034	22,720
Xoom Corp.*	3,280	71,045
Yelp, Inc.*	341	22,902
Zix Corp.*	9,150	31,751

		$3,785,545

	Number of
Description	Shares	Value
IT SERVICES – 2.6%
Acxiom Corp.*	3,641	$66,703
Blackhawk Network Holdings, Inc.*	2,040	57,814
CACI International, Inc.*	1,473	101,622
Cardtronics, Inc.*	4,370	168,507
Cass Information Systems, Inc.	1,018	45,942
CIBER, Inc.*	3,842	13,409
Computer Task Group, Inc.	1,430	20,478
Convergys Corp.#	5,840	113,238
CSG Systems International, Inc.	3,000	78,120
EPAM Systems, Inc.*	3,060	118,300
Euronet Worldwide, Inc.*	5,166	258,507
EVERTEC, Inc.	3,270	73,117
ExlService Holdings, Inc.*	3,245	91,022
Forrester Research, Inc.	1,335	51,638
Global Cash Access Holdings, Inc.*	2,961	24,784
Hackett Group, Inc.	1,523	9,138
Heartland Payment Systems, Inc.	3,939	187,102
Higher One Holdings, Inc.#,*	3,830	16,009
iGATE Corp.*	4,018	143,362
Information Services Group, Inc.*	5,200	22,724
Lionbridge Technologies, Inc.*	7,710	44,178
Luxoft Holding, Inc.#	810	25,750
ManTech International Corp.#	1,571	42,417
MAXIMUS, Inc.	6,828	282,406
ModusLink Global Solutions, Inc.#,*	1,459	5,442
MoneyGram International, Inc.*	1,507	21,776
NeuStar, Inc.#,*	6,470	180,254
PRGX Global, Inc.*	1,750	10,535
Sapient Corp.*	11,770	173,725
Syntel, Inc.	1,505	129,987
TeleTech Holdings, Inc.*	1,218	33,532
Unisys Corp.*	5,231	111,368
Virtusa Corp.*	2,659	83,174
WEX, Inc.*	4,066	438,803

		$3,244,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.8%
Advanced Energy Industries, Inc.*	3,282	55,203
Alpha & Omega Semiconductor Ltd.*	1,770	16,196
Ambarella, Inc.#,*	3,150	90,122
Amkor Technology, Inc.*	6,054	53,578
Applied Micro Circuits Corp.#,*	7,114	59,402
Axcelis Technologies, Inc.*	11,400	19,950
Brooks Automation, Inc.	4,644	47,276
Cabot Microelectronics Corp.*	2,191	88,056
Cavium, Inc.#,*	5,344	249,298

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Ceva, Inc.*	22	$313
Cirrus Logic, Inc.*	4,300	96,449
Cohu, Inc.	2,163	24,117
Cypress Semiconductor Corp.#	16,040	162,164
Diodes, Inc.*	3,335	85,042
DSP Group, Inc.*	1,625	14,414
Entegris, Inc.#,*	10,650	122,368
Entropic Communications, Inc.*	11,340	31,639
Exar Corp.*	3,780	36,401
Fairchild Semiconductor International, Inc.*	7,400	112,628
FormFactor, Inc.*	2,571	17,354
GT Advanced Technologies, Inc.#,*	13,754	190,355
Inphi Corp.*	3,390	51,731
Integrated Device Technology, Inc.*	10,040	144,174
Integrated Silicon Solution, Inc.*	2,410	35,234
International Rectifier Corp.*	4,660	115,754
Intersil Corp.	6,780	86,987
IXYS Corp.	1,532	17,495
Kopin Corp.*	3,008	10,317
Lattice Semiconductor Corp.*	11,610	79,412
M/A-COM Technology Solutions Holdings, Inc.*	1,040	20,696
MaxLinear, Inc.*	1,840	17,443
Micrel, Inc.	5,246	54,873
Microsemi Corp.#,*	8,632	206,995
MKS Instruments, Inc.	2,859	90,859
Monolithic Power Systems, Inc.	3,487	143,804
Nanometrics, Inc.*	2,670	41,545
NVE Corp.*	299	19,839
OmniVision Technologies, Inc.*	3,381	75,734
PDF Solutions, Inc.*	2,690	51,540
Peregrine Semiconductor Corp.#,*	1,490	10,043
Pericom Semiconductor Corp.*	513	4,530
Photronics, Inc.*	2,660	21,200
PLX Technology, Inc.*	2,973	19,295
PMC - Sierra, Inc.#,*	14,990	100,883
Power Integrations, Inc.	3,124	168,165
QuickLogic Corp.#,*	5,730	19,482
Rambus, Inc.*	10,630	122,351
RF Micro Devices, Inc.#,*	26,650	297,414
Rubicon Technology, Inc.#,*	3,692	27,801
Rudolph Technologies, Inc.*	2,417	22,261
Semtech Corp.*	6,400	142,912
Silicon Image, Inc.*	6,775	33,807
Silicon Laboratories, Inc.*	4,170	169,844
Spansion, Inc.*	5,380	102,059
SunEdison, Inc.#,*	1,150	23,000

	Number of
Description	Shares	Value
SunPower Corp.#,*	635	$23,324
Tessera Technologies, Inc.	3,966	100,776
TriQuint Semiconductor, Inc.*	17,645	317,257
Ultra Clean Holdings*	470	4,075
Ultratech, Inc.*	1,511	35,780
Veeco Instruments, Inc.*	2,580	89,552
Xcerra Corp.*	4,693	43,880

		$4,736,448
SOFTWARE – 4.7%
A10 Networks, Inc.#,*	2,120	22,896
ACI Worldwide, Inc.*	12,552	235,224
Actuate Corp.*	2,873	12,124
Advent Software, Inc.	4,924	159,833
American Software, Inc.	3,494	32,529
Aspen Technology, Inc.*	9,370	407,033
AVG Technologies NV*	4,000	68,000
Barracuda Networks, Inc.#,*	780	21,661
Blackbaud, Inc.	4,222	154,990
Bottomline Technologies, Inc.*	3,807	107,776
BroadSoft, Inc.*	3,670	89,548
Callidus Software, Inc.*	3,920	42,022
CommVault Systems, Inc.*	1,811	86,964
Compuware Corp.	10,070	91,637
Comverse, Inc.*	2,593	66,588
Cyan, Inc.#,*	7,390	28,451
Digimarc Corp.	1,130	28,657
Ebix, Inc.#	3,358	42,176
Ellie Mae, Inc.#,*	2,680	76,970
EPIQ Systems, Inc.	1,991	28,710
ePlus, Inc.	210	11,485
Fair Isaac Corp.	3,754	214,541
Fleetmatics Group PLC#,*	3,760	118,778
Gigamon, Inc.#,*	2,250	25,965
Glu Mobile, Inc.#,*	7,070	39,663
Guidance Software, Inc.#,*	680	5,263
Guidewire Software, Inc.#,*	6,910	279,855
Imperva, Inc.#,*	450	9,976
Infoblox, Inc.*	550	6,666
Interactive Intelligence Group, Inc.*	1,423	64,562
Jive Software, Inc.#,*	5,620	44,510
Kofax Ltd.*	7,300	52,414
Manhattan Associates, Inc.*	7,730	226,953
Mentor Graphics Corp.	5,768	113,918
MicroStrategy, Inc.*	929	132,968
Model N, Inc.*	3,970	39,065
Monotype Imaging Holdings, Inc.	3,558	106,349

July 31, 2014 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Netscout Systems, Inc.*	3,391	$144,219
Pegasystems, Inc.	3,638	77,744
Progress Software Corp.*	3,834	88,872
Proofpoint, Inc.#,*	3,890	137,200
PROS Holdings, Inc.*	846	21,675
PTC, Inc.*	684	24,597
QAD, Inc.#	607	11,472
QLIK Technologies, Inc.*	6,270	165,904
Qualys, Inc.*	2,060	49,213
Rally Software Development Corp.#,*	630	6,407
RealPage, Inc.#,*	5,560	89,544
Rosetta Stone, Inc.*	750	7,230
Sapiens International Corp.	3,350	24,187
Seachange International, Inc.*	1,480	11,085
Silver Spring Networks, Inc.#,*	4,940	52,759
SS&C Technologies Holdings, Inc.*	5,960	258,128
Synchronoss Technologies, Inc.*	3,389	136,949
Take-Two Interactive Software, Inc.*	6,621	148,178
Tangoe, Inc.*	1,870	25,806
TeleCommunication Systems, Inc.*	7,060	22,239
Telenav, Inc.*	770	3,827
TiVo, Inc.*	9,360	125,986
Tyler Technologies, Inc.*	3,199	290,245
Ultimate Software Group, Inc.*	2,617	353,059
Varonis Systems, Inc.#,*	1,040	21,923
VASCO Data Security International, Inc.*	3,445	46,749
Verint Systems, Inc.*	5,507	258,499
VirnetX Holding Corp.#,*	3,970	55,501
Vringo, Inc.#,*	5,130	16,724
Zendesk, Inc.#,*	1,500	26,085

		$5,998,726

TOTAL INFORMATION TECHNOLOGY		$24,529,538
MATERIALS – 5.0%
CHEMICALS – 2.4%
A Schulman, Inc.	1,898	75,427
American Vanguard Corp.#	794	10,076
Axiall Corp.	3,830	164,039
Balchem Corp.	2,850	142,500
Calgon Carbon Corp.*	5,111	108,353
Chase Corp.#	760	25,650
Chemtura Corp.*	9,970	231,902
Ferro Corp.*	6,902	86,551
Flotek Industries, Inc.*	5,220	150,597
FutureFuel Corp.	620	9,771
H.B. Fuller Co.	5,409	241,512
Hawkins, Inc.	940	32,195
Innophos Holdings, Inc.	2,085	125,997

	Number of
Description	Shares	Value
Innospec, Inc.	2,110	$84,843
Intrepid Potash, Inc.#	2,220	32,878
KMG Chemicals, Inc.	770	12,913
Koppers Holdings, Inc.	2,244	80,851
Kraton Performance Polymers, Inc.*	2,140	44,105
Kronos Worldwide, Inc.	1,680	25,049
Landec Corp.*	2,617	31,954
LSB Industries, Inc.*	1,331	51,257
Marrone Bio Innovations, Inc.#,*	1,060	9,826
Minerals Technologies, Inc.	1,730	100,461
Olin Corp.	5,135	136,437
OM Group, Inc.	1,506	42,575
OMNOVA Solutions, Inc.*	4,500	36,315
PolyOne Corp.	9,912	376,160
Quaker Chemical Corp.	1,202	84,873
Senomyx, Inc.#,*	3,990	28,149
Sensient Technologies Corp.	2,622	137,655
Stepan Co.	1,568	75,452
Taminco Corp.*	800	16,720
Trecora Resources*	1,710	20,554
Tredegar Corp.	1,810	35,367
Tronox Ltd.	3,070	81,478
Zep, Inc.	1,904	29,683

		$2,980,125
CONSTRUCTION MATERIALS – 0.1%
Headwaters, Inc.*	7,855	83,970
Martin Marietta Materials, Inc.	195	24,225
United States Lime & Minerals, Inc.#	246	14,175
US Concrete, Inc.#,*	1,020	26,102

		$148,472
CONTAINERS & PACKAGING – 0.4%
AEP Industries, Inc.*	517	21,068
Berry Plastics Group, Inc.*	4,940	119,993
Graphic Packaging Holding Co.*	30,860	370,320
Myers Industries, Inc.	1,732	32,007
UFP Technologies, Inc.*	580	14,645

		$558,033
METALS & MINING – 1.4%
AK Steel Holding Corp.#,*	9,180	83,538
Allied Nevada Gold Corp.#,*	11,340	35,494
AM Castle & Co.#,*	2,460	20,369
Century Aluminum Co.*	3,710	69,748
Coeur Mining, Inc.*	5,440	42,432
Commercial Metals Co.	6,720	115,853
Globe Specialty Metals, Inc.	5,400	102,762
Gold Reserve, Inc.#,*	2,870	11,378
Gold Resource Corp.	4,370	23,074

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Handy & Harman Ltd.*	730	$16,425
Haynes International, Inc.	574	28,585
Hecla Mining Co.#	24,228	76,560
Horsehead Holding Corp.*	2,628	49,222
Kaiser Aluminum Corp.	1,001	77,297
Materion Corp.	2,062	66,623
Molycorp, Inc.#,*	15,320	32,019
Noranda Aluminum Holding Corp.	870	3,845
Olympic Steel, Inc.	625	13,706
RTI International Metals, Inc.*	1,582	39,329
Schnitzer Steel Industries, Inc.#	1,420	37,928
Stillwater Mining Co.#,*	12,884	230,624
SunCoke Energy, Inc.*	2,830	64,609
Universal Stainless & Alloy Products, Inc.*	746	21,507
US Silica Holdings, Inc.	4,980	279,976
Worthington Industries, Inc.	4,929	188,534

		$1,731,437
PAPER & FOREST PRODUCTS – 0.7%
Boise Cascade Co.*	2,910	81,916
Clearwater Paper Corp.*	1,874	126,682
Deltic Timber Corp.	1,185	72,403
KapStone Paper & Packaging Corp.	8,420	250,411
Louisiana-Pacific Corp.#,*	7,796	105,558
Neenah Paper, Inc.	901	44,708
PH Glatfelter Co.	3,723	88,607
Resolute Forest Products, Inc.#,*	3,440	52,942
Schweitzer-Mauduit International, Inc.	1,058	43,198
Wausau Paper Corp.	2,650	26,686

		$893,111

TOTAL MATERIALS		$6,311,178
TELECOMMUNICATION SERVICES – 0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
8x8, Inc.*	3,350	27,068
Atlantic Tele-Network, Inc.	700	40,957
Cincinnati Bell, Inc.*	12,380	47,168
Cogent Communications Group, Inc.	5,033	174,695
Consolidated Communications Holdings, Inc.#	3,572	79,941
Enventis Corp.	2,470	40,459
Fairpoint Communications, Inc.#,*	1,780	25,988
General Communication, Inc.*	1,642	18,128
Globalstar, Inc.*	14,300	56,628
Hawaiian Telcom Holdco, Inc.#,*	550	15,510
IDT Corp.	1,300	20,267
inContact, Inc.*	7,440	59,446
Inteliquent, Inc.	3,260	34,589

	Number of
Description	Shares	Value
Intelsat SA*	1,410	$26,141
Iridium Communications, Inc.#,*	5,020	41,064
Lumos Networks Corp.	1,737	26,646
magicJack VocalTec Ltd.#,*	2,030	28,968
ORBCOMM, Inc.*	2,560	16,077
Premiere Global Services, Inc.*	2,460	32,226
Vonage Holdings Corp.*	5,910	20,567

		$832,533
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Boingo Wireless, Inc.*	1,190	7,271
NTELOS Holdings Corp.#	1,647	19,830
RingCentral, Inc.#,*	1,800	26,874
Shenandoah Telecommunications Co.	2,366	65,562
Spok Holdings, Inc.	1,488	22,275

		$141,812

TOTAL TELECOMMUNICATION SERVICES		$974,345
UTILITIES – 2.4%
ELECTRIC UTILITIES – 1.0%
ALLETE, Inc.	2,396	112,420
Cleco Corp.#	3,505	195,369
El Paso Electric Co.	2,300	84,755
Empire District Electric Co.#	1,636	40,098
IDACORP, Inc.#	3,092	165,577
MGE Energy, Inc.	1,708	64,255
NRG Yield, Inc.	1,140	59,565
Otter Tail Corp.	2,330	65,147
PNM Resources, Inc.#	4,407	113,040
Portland General Electric Co.	4,647	148,379
UIL Holdings Corp.	2,836	99,572
Unitil Corp.	810	25,920
UNS Energy Corp.	2,375	143,498

		$1,317,595
GAS UTILITIES – 0.7%
Chesapeake Utilities Corp.	570	37,101
Laclede Group, Inc.	1,718	80,712
New Jersey Resources Corp.	2,447	124,993
Northwest Natural Gas Co.	1,648	71,227
Piedmont Natural Gas Co., Inc.	4,294	148,959
South Jersey Industries, Inc.	2,111	113,086
Southwest Gas Corp.	2,658	131,651
WGL Holdings, Inc.#	3,360	130,973

		$838,702
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Atlantic Power Corp.#	10,830	40,829

July 31, 2014 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Number of
Description	Shares	Value
Dynegy, Inc.*	5,660	$150,273
Ormat Technologies, Inc.	850	21,922
Pattern Energy Group, Inc.	2,540	78,715

		$291,739
MULTI-UTILITIES – 0.3%
Avista Corp.	3,668	113,818
Black Hills Corp.	2,408	126,926
NorthWestern Corp.	1,909	88,234

		$328,978
WATER UTILITIES – 0.2%
American States Water Co.	2,134	65,194
Artesian Resources Corp.	630	13,728
California Water Service Group	2,380	54,193
Connecticut Water Service, Inc.	363	11,576
Middlesex Water Co.	991	20,137
SJW Corp.	968	25,952
York Water Co.	1,140	21,694

		$212,474

TOTAL UTILITIES		$2,989,488

TOTAL COMMON STOCKS
(COST $108,105,746)		$124,223,960
INVESTMENT COMPANIES – 1.0%
EQUITY FUNDS – 1.0%
iShares Russell 2000 Growth ETF#	3,000	389,430
iShares Russell 2000 Index Fund#	8,289	920,825

TOTAL EQUITY FUNDS		$1,310,255

TOTAL INVESTMENT COMPANIES
(COST $1,350,651)		$1,310,255
MONEY MARKET FUND – 0.3%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	307,286	307,286

TOTAL MONEY MARKET FUND
(COST $307,286)		$307,286
RIGHTS – 0.0%**
Cubist Pharmaceuticals, Inc.*	3,645	452
Forest Laboratories, Inc.††	845	—
Leap Wireless International, Inc.*,††	4,140	10,102

TOTAL RIGHTS
(COST $16,404)		$10,554
WARRANTS – 0.0%**
Magnum Hunter Re††	1,281	—

	Number of
Description	Shares	Value
Tejon Ranch Co., Expire 8/05/14	118	$267
Vector Group Ltd., Expire 7/31/14††	3,960	—

TOTAL WARRANTS
(COST $702)		$267

TOTAL INVESTMENTS IN SECURITIES – 99.4%
(COST $109,780,789)		$125,852,322

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 23.4%
REPURCHASE AGREEMENTS – 23.4%
Citigroup Global Markets, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $7,034,182, collateralized by U.S. Government & Treasury Securities 1.13% to 8.00%, maturing 10/01/17 to 06/15/50; total market value of $7,174,848.	$7,034,164	7,034,164
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $7,034,178, collateralized by U.S. Government 0.00% to 4.13%, maturing 08/07/14 to 02/15/21; total market value of $7,174,868.	7,034,164	7,034,164
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $1,480,831, collateralized by U.S. Government & Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $1,510,477.	1,480,829	1,480,829
Merrill Lynch Pierce Fenner & Smith, 0.09%, dated 07/31/14, due 08/01/14, repurchase price $7,034,182, collateralized by U.S. Government Securities 2.18% to 4.50%, maturing 12/01/27 to 07/01/44; total market value of $7,174,847.	7,034,164	7,034,164
Mizuho Securities USA, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $7,034,182, collateralized by U.S. Government & Treasury Securities 0.13% to 9.50%, maturing 09/15/15 to 08/15/43; total market value of $7,174,847.	7,034,164	7,034,164

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $29,617,485)		$29,617,485
TOTAL INVESTMENTS – 122.8%
(COST $139,398,274)		$155,469,807
COLLATERAL FOR SECURITIES ON LOAN – (23.4%)		(29,617,485)
OTHER ASSETS LESS LIABILITIES – 0.6%		726,485

TOTAL NET ASSETS – 100.0%		$126,578,807

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Small-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is $140,573,112. The net unrealized appreciation/(depreciation) of investments was $14,896,695. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $21,408,292 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,511,597.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$124,053,112	$170,848	$—	$124,223,960
Investment Companies	1,310,255	—	—	1,310,255
Money Market Fund	307,286	—	—	307,286
Rights	452	10,102	—	10,554
Warrants	267	—	—	267
Repurchase Agreements	—	29,617,485	—	29,617,485

Total	$125,671,372	$29,798,435	$—	$155,469,807

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - EQUITY FUNDS

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2014, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Small - Cap Growth Fund	$466,899	0.6%
Wilmington Small - Cap Strategy Fund	180,530	0.1%

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

LLC – Limited Liability Corporation	PLC – Public Company Limited
LP – Limited Partnership	REIT – Real Estate Investment Trust

July 31, 2014 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 92.6%
ARGENTINA – 0.1%
Adecoagro SA*	5,500	$54,780
Arcos Dorados Holdings, Inc.#	6,100	62,586
Banco Macro SA ADR*	1,100	46,552
BBVA Banco Frances SA ADR*	2,720	35,088
Cresud SACIF y A ADR	2,226	28,938
Grupo Financiero Galicia SA ADR#	1,320	21,278
MercadoLibre, Inc.#	940	86,950
Petrobras Argentina SA ADR*	19,536	131,477
Telecom Argentina SA ADR*	4,350	95,221
Transportadora de Gas del Sur SA ADR#	10,400	32,344

TOTAL ARGENTINA		$595,214
AUSTRALIA – 2.8%
AGL Energy Ltd.††	4,217	57,482
ALS Ltd.#††	3,085	22,120
Alumina Ltd. ADR*	35,910	70,214
Amcor Ltd.††	11,087	106,117
AMP Ltd.††	10,091	50,938
APA Group††	5,889	40,650
Arrium Ltd.††	266,400	200,169
Asciano Ltd.††	34,831	193,346
ASX Ltd.††	1,019	34,031
Aurizon Holdings Ltd.††	10,737	49,575
Australia & New Zealand Banking Group
Ltd.††	13,167	411,095
Bank of Queensland Ltd.††	8,684	100,222
Bendigo & Adelaide Bank Ltd.††	46,310	544,846
BHP Billiton Ltd.††	12,699	450,896
BlueScope Steel Ltd.*††	20,120	115,632
Boart Longyear Ltd.#*††	48,400	8,160
Boral Ltd.††	21,033	103,465
Brambles Ltd.††	12,481	108,049
Brickworks Ltd.††	1,116	14,786
Challenger Ltd.††	44,000	325,840
Coca-Cola Amatil Ltd.††	1,210	10,319
Cochlear Ltd.††	324	19,023
Commonwealth Bank of Australia††	6,729	519,006
Crown Ltd.††	3,064	45,850
CSL Ltd.††	868	54,079
Domino’s Pizza Enterprises L††	28,100	558,634
Downer EDI Ltd.††	40,700	181,534

Description	Number of Shares	Value
Echo Entertainment Group Ltd.††	167,204	$512,218
Fairfax Media Ltd.††	52,075	40,988
Fortescue Metals Group Ltd.††	6,140	27,527
GPT Group††	8,152	30,692
GrainCorp Ltd.††	3,989	32,067
Harvey Norman Holdings Ltd.††	9,633	27,333
Incitec Pivot Ltd.††	36,866	100,889
James Hardie Industries PLC††	2,466	30,624
Leighton Holdings Ltd.††	2,216	45,068
Lend Lease Group††	35,459	442,499
Macquarie Group Ltd.††	14,495	775,766
Metcash Ltd.††	50,197	135,598
Mineral Resources Ltd.#††	109,500	1,111,886
Mirvac Group††	19,153	32,039
National Australia Bank Ltd.††	21,747	706,117
Newcrest Mining Ltd.††	17,105	170,876
Orica Ltd.††	12,980	262,158
Origin Energy Ltd.††	17,165	226,058
Primary Health Care Ltd.††	56,018	250,478
Qantas Airways Ltd.*††	37,254	45,648
QBE Insurance Group Ltd.††	12,221	123,525
Rio Tinto Ltd.††	9,867	599,357
Sandfire Resources Nl*††	40,732	240,641
Santos Ltd.††	39,659	531,314
Scentre Group*	14,877	47,006
Seek Ltd.††	75,600	1,142,726
Sims Metal Management Ltd.#*††	5,437	59,583
Skilled Group Ltd.††	65,800	154,126
Suncorp Group Ltd.††	15,195	199,785
Tabcorp Holdings Ltd.††	22,564	72,911
Tatts Group Ltd.††	32,697	107,373
Telstra Corp. Ltd.††	10,691	54,215
Toll Holdings Ltd.††	11,181	56,171
Transurban Group††	8,432	60,550
Treasury Wine Estates Ltd.††	10,695	49,010
Vocation Ltd.*††	153,700	438,775
Wesfarmers Ltd.††	20,443	827,821
Westfield Corp.	4,442	30,877
Westpac Banking Corp.††	12,489	397,150
Woodside Petroleum Ltd.††	7,654	300,449

July 31, 2014 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Woolworths Ltd.††	6,874	$234,296
WorleyParsons Ltd.††	919	15,138

TOTAL AUSTRALIA		$15,145,406
AUSTRIA – 0.5%
Ams AG††	13,800	492,090
Andritz AG††	569	30,798
Buwog AG*††	365	7,028
Erste Group Bank AG††	46,345	1,190,064
Immofinanz AG††	7,310	23,053
OMV AG††	8,231	331,038
Raiffeisen International Bank Holding AG††	8,379	230,101
Telekom Austria AG††	6,978	66,910
Voestalpine AG††	3,900	171,630

TOTAL AUSTRIA		$2,542,712
BAHRAIN – 0.0%**
Al-Salam Bank††	268,200	148,849
Gulf Finance House EC*††	424,840	61,148

TOTAL BAHRAIN		$209,997
BELGIUM – 0.9%
Ageas††	4,379	157,166
Anheuser-Busch InBev NV††	35,260	3,805,700
Delhaize Group SA ADR	7,850	127,406
Delhaize Group SA††	7,345	479,312
KBC Groep NV††	1,447	78,434
Solvay SA††	1,700	274,494
Telenet Group Holding NV*††	726	38,806
UCB SA††	337	30,911
Umicore SA††	1,707	82,497

TOTAL BELGIUM		$5,074,726
BERMUDA – 0.1%
Pax Global Technology Ltd.††	589,000	451,494
Sihuan Pharmaceutical Holdings Group
Ltd.††	69,000	42,300

TOTAL BERMUDA		$493,794
BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.††	100,300	51,367
Botswana Insurance Holdings Ltd.††	60,900	76,756
First National Bank of Botswana††	274,700	107,296
Sechaba Breweries Ltd.††	61,203	164,125
Standard Chartered Bank Botswana Ltd.	41,700	56,330

TOTAL BOTSWANA		$455,874
BRAZIL – 0.7%
ALL America Latina Logistica SA	17,200	65,957
Ambev SA	33,575	232,047
Banco do Brasil SA	8,167	99,750

Description	Number of Shares	Value
Banco Santander Brasil SA	11,000	$74,085
BB Seguridade Participacoes SA	6,000	87,220
BM&FBovespa SA	11,907	63,504
BR Malls Participacoes SA	5,800	50,388
BRF SA	6,756	165,569
CCR SA	14,800	116,834
Centrais Eletricas Brasileiras SA	9,100	25,029
CETIP SA – Mercados Organizados	1,600	22,567
Cia de Saneamento Basico do Estado de
Sao Paulo	9,000	80,132
Cia Energetica de Minas Gerais	2,768	22,754
Cia Siderurgica Nacional SA	4,700	23,658
Cielo SA	11,366	208,208
Cosan SA Industria e Comercio	1,200	19,618
CPFL Energia SA	4,800	42,166
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	7,500	41,620
EDP - Energias do Brasil SA	10,300	48,577
Embraer SA	11,800	112,500
Gafisa SA	28,700	42,125
Itau Unibanco Holding SA ADR	94,161	1,450,079
Localiza Rent a Car SA	2,840	45,478
Lojas Renner SA	2,500	75,482
Marfrig Alimentos SA*	14,350	41,745
MRV Engenharia e Participacoes SA	6,800	21,820
Natura Cosmeticos SA	3,600	56,283
PDG Realty SA Empreendimentos e
Participacoes*	31,200	19,803
Souza Cruz SA	2,900	26,958
Tim Participacoes SA	12,106	64,352
Totvs SA	4,400	75,481
Tractebel Energia SA	3,200	47,956
Ultrapar Participacoes SA	3,000	68,826
Weg SA	5,070	61,253

TOTAL BRAZIL		$3,699,824
BULGARIA – 0.0%**
Central Cooperative Bank AD*††	20,482	15,455
Chimimport AD*††	10,600	13,901
Doverie Holding AD*††	11,040	6,995
Olovno Tzinkov Komplex AD*	900	—
Petrol AD*††	37,250	69,998
Sopharma AD Sofia††	14,000	39,812

TOTAL BULGARIA		$146,161
CANADA – 5.2%
Agrium, Inc.	6,518	594,203
Air Canada*	109,200	962,455
Alimentation Couche Tard, Inc.	3,579	97,948

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Athabasca Oil Corp.*	3,780	$21,598
Autocanada, Inc.	8,900	591,619
Bank of Montreal#	3,212	239,409
Bank Of Montreal	600	44,742
Bank of Nova Scotia	4,663	316,512
Barrick Gold Corp. (2024644)	51,438	929,958
Baytex Energy Corp.#	436	18,690
Birchcliff Energy Ltd.*	19,400	193,760
Blackberry Ltd.*	12,417	116,045
Blackberry Ltd. ADR*	5,039	47,014
Bombardier, Inc.	54,900	187,808
Bonavista Energy Corp.#	1,621	20,962
Brookfield Asset Management, Inc.	2,553	113,888
CAE, Inc.	1,400	17,873
Cameco Corp.	1,611	32,476
Canadian Imperial Bank of Commerce	6,520	605,209
Canadian National Railway Co.	2,061	137,778
Canadian Natural Resources Ltd.
(136385101)	16,118	702,745
Canadian Natural Resources Ltd. (2171573)	5,353	233,345
Canadian Pacific Railway Ltd.	427	81,194
Canadian Tire Corp. Ltd.#	6,273	595,917
Canadian Utilities Ltd.	1,396	50,150
CCL Industries, Inc. Class B	8,200	811,765
Cenovus Energy, Inc.	4,737	145,497
Cogeco Cable, Inc.	6,500	361,379
Dollarama, Inc.	4,700	386,871
Dorel Industries, Inc.	8,700	306,237
Eldorado Gold Corp.	3,599	26,703
Empire Co. Ltd.	3,934	278,214
Enbridge, Inc.	3,994	195,790
Enerplus Corp.#	2,066	47,237
Ensign Energy Services, Inc.	2,332	37,535
Fairfax Financial Holdings Ltd.	450	211,865
Finning International, Inc.	1,116	32,077
First Quantum Minerals Ltd.	6,517	154,565
Franco-Nevada Corp.	993	56,182
Genworth MI Canada, Inc.	1,061	38,476
Gildan Activewear, Inc.	600	35,158
Goldcorp, Inc.	9,550	261,594
Husky Energy, Inc.	5,175	157,431
Imperial Oil Ltd.	2,245	115,199
Industrial Alliance Insurance & Financial
Services, Inc.	1,794	78,664
Intact Financial Corp.	1,031	68,762
Kinross Gold Corp.*	14,013	56,034
Laurentian Bank of Canada#	5,700	269,487
Linamar Corp.	22,600	1,230,372

Description	Number of Shares	Value
Loblaw Cos. Ltd.	310	$15,248
Lundin Mining Corp.*	15,100	86,832
Magna International, Inc.	6,283	674,716
Manulife Financial Corp.	34,442	703,781
Metro, Inc.	4,300	280,357
National Bank of Canada	10,600	474,416
Nevsun Resources Ltd.	66,300	251,737
New Gold, Inc.*	3,377	20,782
Onex Corp.	258	15,014
Open Text Corp.	18,600	1,034,442
Painted Pony Petroleum Ltd.*	55,000	583,620
Pan American Silver Corp.	589	8,647
Parex Resources, Inc.*	52,000	677,691
Pembina Pipeline Corp.#	1,266	53,039
Pengrowth Energy Corp.#	6,876	43,828
Penn West Petroleum Ltd. (B63FY34)#	9,803	75,844
Potash Corp. of Saskatchewan, Inc.
(2696980)	2,536	90,034
Potash Corp. of Saskatchewan, Inc.
(73755L107)	25,075	889,912
Power Corp. of Canada	1,700	50,017
Power Financial Corp.	2,672	86,114
Precision Drilling Corp.	37,900	472,369
Rogers Communications, Inc.	1,391	54,321
Royal Bank of Canada	5,300	391,151
Sandvine Corp.*	38,800	127,394
Saputo, Inc.	800	49,650
Secure Energy Services, Inc.	28,600	605,129
Shaw Communications, Inc.#	16,100	394,545
Shawcor Ltd.	12,300	622,586
Silver Wheaton Corp.	1,891	49,393
SNC-Lavalin Group, Inc.	800	42,262
Sun Life Financial, Inc.#	3,587	136,756
Suncor Energy, Inc.	33,924	1,392,927
Talisman Energy, Inc.	28,234	295,394
Teck Resources Ltd. (2879327)	4,400	105,445
Teck Resources Ltd. (878742204)	11,509	275,756
TELUS Corp.	2,114	73,792
Thomson Reuters Corp.#	2,729	103,093
Tim Hortons, Inc.	800	44,690
Toronto-Dominion Bank	6,610	345,671
Tourmaline Oil Corp.*	1,041	49,007
TransAlta Corp.	8,900	102,195
TransCanada Corp.	2,048	102,743
Transcontinental, Inc.	12,000	153,088
Valeant Pharmaceuticals International, Inc.*	28,195	3,305,514
Vermilion Energy, Inc.#	982	64,809
West Fraser Timber Co. Ltd.	4,400	200,438

July 31, 2014 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Yamana Gold, Inc.	14,030	$119,667

TOTAL CANADA		$28,112,248
CAYMAN ISLANDS – 0.8%
Tencent Holdings Ltd.††	249,500	4,051,820
CHILE – 0.4%
AES Gener SA	53,119	26,888
Aguas Andinas SA	57,100	36,134
Antarchile SA	5,564	71,978
Banco de Chile	861,492	107,093
Banco de Credito e Inversiones	1,224	67,297
Banco Santander Chile ADR	878,810	121,564
CAP SA	2,590	35,094
Cencosud SA	25,800	80,282
Cia Cervecerias Unidas SA ADR	2,500	56,400
Cia General de Electricidad SA	7,900	35,631
Colbun SA	160,447	41,372
Corpbanca SA	6,076,800	71,770
Empresa Nacional de Electricidad SA ADR	2,110	93,832
Empresas CMPC SA	40,150	90,543
Empresas COPEC SA	14,546	178,136
Enersis SA	404,755	136,039
ENTEL Chile SA	3,669	44,571
Latam Airlines Group SA	5,926	69,720
Parque Arauco SA	33,651	62,945
Quinenco SA	31,602	66,294
Ripley Corp. SA	37,500	22,466
SACI Falabella	21,748	172,416
Sociedad Matriz SAAM SA	373,941	31,378
Sonda SA	49,407	113,492
Vina Concha y Toro SA ADR#	1,100	42,636

TOTAL CHILE		$1,875,971
CHINA – 1.4%
Agricultural Bank of China Ltd.††	132,000	63,947
Anhui Conch Cement Co. Ltd.#††	15,000	56,120
Baidu, Inc. ADR*	1,500	324,075
Bank of China Ltd.††	384,000	183,509
Bank of Communications Co. Ltd.#††	78,800	60,377
Belle International Holdings Ltd.††	55,000	68,125
Brilliance China Automotive Holdings Ltd.††	28,000	52,617
Byd Co. Ltd.*††	6,000	39,720
Chaoda Modern Agriculture Holdings Ltd.*	98,140	—
China Agri-Industries Holdings Ltd.††	145,000	63,279
China CITIC Bank Corp. Ltd.††	42,000	27,809
China Coal Energy Co. Ltd.#††	75,000	45,076
China Communications Construction Co.
Ltd.††	96,000	72,653

Description	Number of Shares	Value
China Construction Bank Corp.††	452,810	$346,454
China COSCO Holdings Co. Ltd.*††	135,500	58,435
China Eastern Airlines Corp. Ltd.*††	74,000	23,495
China Gas Holdings Ltd.††	572,000	1,103,520
China Life Insurance Co. Ltd.††	42,000	124,735
China Longyuan Power Group Corp.††	37,000	37,595
China Mengniu Dairy Co. Ltd.††	15,000	72,616
China Merchants Bank Co. Ltd.††	23,052	46,587
China Merchants Holdings International Co.
Ltd.††	18,000	60,666
China Minsheng Banking Corp. Ltd.††	72,000	74,375
China Mobile Ltd.††	54,000	590,039
China National Building Material Co. Ltd.††	34,000	33,898
China Oilfield Services Ltd.††	16,000	39,829
China Overseas Land & Investment Ltd.††	20,320	61,789
China Pacific Insurance Group Co. Ltd.††	18,800	73,840
China Petroleum & Chemical Corp.††	235,800	230,849
China Railway Construction Corp. Ltd.††	29,400	28,179
China Resources Enterprise Ltd.††	26,000	79,119
China Resources Land Ltd.††	28,000	65,253
China Resources Power Holdings Co. Ltd.††	39,600	110,623
China Shenhua Energy Co. Ltd.††	32,000	94,093
China Southern Airlines Co. Ltd.††	81,000	27,494
China Telecom Corp. Ltd.††	202,000	113,856
China Unicom Hong Kong Ltd.††	54,652	95,472
China Yurun Food Group Ltd.#*††	106,000	50,664
CNOOC Ltd.††	150,000	265,330
COSCO Pacific Ltd.††	38,000	57,102
Ctrip.com International Ltd. ADR*	1,600	102,448
Datang International Power Generation Co.
Ltd.††	132,000	65,463
Dongfeng Motor Group Co. Ltd.††	30,000	53,273
Great Wall Motor Co. Ltd.††	10,000	41,140
Guangzhou Automobile Group Co. Ltd.††	64,974	72,943
HC International, Inc.*††	106,000	227,826
Hengan International Group Co. Ltd.††	6,500	69,539
Industrial & Commercial Bank of China††	455,000	310,318
Inner Mongolia Yitai Coal Co.††	13,200	19,414
Intime Retail Group Co. Ltd.††	35,000	32,610
Jiangxi Copper Co. Ltd.††	20,000	38,131
Kingboard Chemical Holdings Ltd.††	136,200	285,804
Kunlun Energy Co. Ltd.††	28,000	47,556
Lenovo Group Ltd.††	40,000	54,563
NetEase, Inc. ADR	1,300	109,252
New Oriental Education & Technology Group
ADR	2,600	50,830
Parkson Retail Group Ltd.††	84,000	25,132

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
PetroChina Co. Ltd.††	196,000	$254,030
PICC Property & Casualty Co. Ltd.††	20,000	32,339
Ping An Insurance Group Co. of China Ltd.††	11,000	93,467
Qihoo 360 Technology Co. Ltd. ADR*	700	63,805
Shandong Weigao Group Medical Polymer
Co. Ltd.††	64,000	65,648
Shanghai Electric Group Co. Ltd.††	90,000	39,930
Shanghai Industrial Holdings Ltd.††	13,000	43,267
SINA Corp.*	900	43,551
Sinopec Shanghai Petrochemical Co. Ltd.††	81,000	25,027
Sohu.com, Inc.#*	700	39,704
Tingyi Cayman Islands Holding Corp.††	14,000	39,641
Want Want China Holdings Ltd.#††	65,000	88,759
Wumart Stores, Inc.††	27,000	24,000
Yangzijiang Shipbuilding Holdings Ltd.††	28,000	24,337
Yantai Changyu Pioneer Wine Co. Ltd.††	9,100	25,179
Yanzhou Coal Mining Co. Ltd.††	40,000	32,691
Youku Tudou, Inc. ADR*	1,300	24,752
Zijin Mining Group Co. Ltd.#††	90,000	23,375
ZTE Corp.*††	11,440	23,901

TOTAL CHINA		$7,636,859
COLOMBIA – 0.2%
Almacenes Exito SA	5,850	94,448
Banco de Bogota SA	1,748	65,198
Bancolombia SA ADR	1,630	101,728
Celsia SA Esp	6,600	21,593
Cementos Argos SA	7,800	45,717
Corp. Financiera Colombiana SA	1,700	34,965
Ecopetrol SA	64,690	109,612
Empresa de Energia de Bogota SA	67,410	60,164
Grupo Argos SA	3,700	44,911
Grupo Aval Acciones y Valores	107,700	79,193
Grupo de Inversiones Suramericana SA	3,700	80,555
Grupo Nutresa SA	8,078	116,645
Grupo Odinsa SA††	6,256	27,501
Interconexion Electrica SA ESP	13,178	64,811
Isagen SA ESP	48,800	84,378

TOTAL COLOMBIA		$1,031,419
CROATIA – 0.1%
Atlantska Plovidba DD*††	262	15,664
Ericsson Nikola Tesla††	200	49,653
Hrvatski Telekom DD††	5,250	136,792
Koncar-Elektroindustrija DD††	720	85,494
Petrokemija DD*††	1,500	9,641
Podravka DD*††	1,000	52,829
Privredna Banka Zagreb DD	830	65,113

Description	Number of Shares	Value
VIRO Tvornica Secera*††	370	$25,486
Zagrebacka Banka DD*††	3,000	17,070

TOTAL CROATIA		$457,742
CZECH REPUBLIC – 0.2%
CEZ AS††	13,570	384,075
Komercni Banka AS††	1,400	303,530
Pegas Nonwovens SA††	1,790	53,808
Philip Morris CR AS††	180	90,800
Unipetrol AS*††	15,059	93,000

TOTAL CZECH REPUBLIC		$925,213
DENMARK – 0.9%
AP Moeller - Maersk A/S Class A††	205	477,921
AP Moeller - Maersk A/S Class B††	50	112,207
Carlsberg A/S††	1,419	135,767
Coloplast A/S††	685	57,919
Danske Bank A/S††	6,962	201,136
DSV A/S††	1,213	38,306
H Lundbeck A/S††	1,328	30,436
Novo Nordisk A/S Class B††	77,931	3,587,335
Novozymes A/S††	1,740	86,042
Pandora A/S*††	822	56,250
TDC A/S††	21,759	219,507
Tryg A/S††	98	9,874
Vestas Wind Systems A/S*††	1,222	55,097
William Demant Holding A/S*††	139	12,086

TOTAL DENMARK		$5,079,883
EGYPT – 0.3%
Alexandria Mineral Oils Co.††	6,200	71,353
Commercial International Bank Egypt SAE††	50,355	296,099
Eastern Tobacco††	3,670	87,181
Egyptian Financial Group-Hermes Holding*††	45,180	98,661
Egyptian Kuwaiti Holding Co. SAE*††	56,857	59,259
ElSwedy Electric Co.††	21,500	108,638
EZZ Steel*††	27,000	63,846
Juhayna Food Industries††	84,000	123,418
Orascom Telecom Holding SAE*††	272,255	197,006
Orascom Telecom Media & Technology
Holding SAE*††	224,975	39,399
Oriental Weavers††	8,100	55,823
Sidi Kerir Petrochemicals Co.††	30,650	81,273
Six of October Development*††	8,300	44,645
Talaat Moustafa Group††	82,387	108,364

TOTAL EGYPT		$1,434,965
ESTONIA – 0.1%
AS Merko Ehitus††	4,300	40,741

July 31, 2014 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
AS Tallinna Vesi††	5,400	$94,914
Nordecon AS*††	12,000	16,891
Olympic Entertainment Group AS††	42,630	112,485
Tallink Group AS††	198,320	189,757
Tallinna Kaubamaja AS††	11,600	78,575

TOTAL ESTONIA		$533,363
FINLAND – 0.9%
Fortum OYJ††	10,095	259,591
Huhtamaki OYJ††	17,900	476,558
Kesko OYJ††	1,647	62,641
Kone OYJ#††	2,698	113,444
Neste Oil OYJ††	921	16,997
Nokia OYJ#*††	423,180	3,352,582
Nokian Renkaat OYJ#††	1,315	45,530
Sampo Insurance Co. -A Free††	468	23,248
Stora Enso OYJ††	15,540	139,628
UPM-Kymmene OYJ††	6,175	100,643
Wartsila OYJ Abp††	1,520	76,550

TOTAL FINLAND		$4,667,412
FRANCE – 7.3%
Accor SA††	24,752	1,198,677
Air Liquide SA††	8,875	1,129,378
Alcatel-Lucent/France††	5,145	18,011
Alstom SA††	9,306	334,691
APERAM*††	30,800	1,036,522
ArcelorMittal††	11,750	178,423
Arkema SA††	1,700	157,621
AtoS††	272	21,239
AXA SA††	183,787	4,222,433
BNP Paribas SA††	17,003	1,128,205
Bouygues SA††	7,029	276,893
Bureau Veritas SA††	1,528	39,409
Carrefour††	546	18,856
Casino Guichard Perrachon SA††	1,573	189,586
Christian Dior SA††	241	41,977
Cie de St-Gobain#††	46,008	2,238,598
Cie Generale des Etablissements Michelin††	100	10,970
CNP Assurances††	6,115	120,139
Credit Agricole SA*††	22,541	304,920
Danone SA††	29,864	2,157,094
Edenred††	1,941	60,670
Electricite de France SA††	22,037	711,879
Essilor International SA††	21,291	2,079,873
Eurazeo††	543	40,813
Eutelsat Communications SA††	577	19,908
GDF Suez††	28,140	725,575
Gemalto NV††	147	14,357

	Number of
Description	Shares	Value
Groupe Eurotunnel SA††	4,199	$55,569
Iliad SA††	79	21,744
Imerys SA††	3,100	242,055
JCDecaux SA††	23,113	793,190
Kering††	249	53,307
Lafarge SA††	6,257	487,004
Lagardere SCA††	2,100	62,516
Legrand SA††	26,613	1,475,840
L’Oreal SA††	12,884	2,175,586
LVMH Moet Hennessy Louis Vuitton SA††	6,200	1,066,534
Natixis††	24,221	156,512
Orange SA††	39,215	614,079
Pernod-Ricard SA††	21,213	2,375,664
Peugeot SA*††	18,547	276,627
Publicis Groupe SA††	1,378	99,978
Renault SA††	6,670	556,811
Rexel SA††	4,831	93,609
Sa des Ciments Vicat††	165	13,132
Sanofi††	10,767	1,130,434
Schneider Electric SA††	46,173	3,913,454
SCOR SE††	5,700	183,362
SES SA††	2,857	105,084
Societe BIC SA††	157	21,646
Societe Generale SA††	14,522	729,038
Sodexo*††	699	69,472
STMicroelectronics NV††	7,829	65,175
Suez Environnement Co.*††	2,225	41,525
Technip SA††	714	65,955
Teleperformance††	8,600	597,515
Thales SA††	5,700	324,185
Total SA††	17,816	1,149,035
Ubisoft Entertainment*††	44,100	737,906
Valeo SA††	2,918	349,627
Vallourec SA††	1,590	70,360
Veolia Environnement SA††	1,458	25,824
Vinci SA††	1,080	74,534
Vivendi SA††	21,058	528,518
Zodiac Aerospace††	1,495	46,811

TOTAL FRANCE		$39,325,934
GERMANY – 8.3%
Adidas AG#††	1,411	111,729
Allianz SE††	28,191	4,693,397
Aurelius AG††	7,700	271,227
BASF SE††	6,770	700,652
Bayer AG††	3,543	467,343
Bayerische Motoren Werke AG††	7,080	843,367
Brenntag AG††	16,545	2,656,283

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
Celesio AG††	1,825	$62,430
Commerzbank AG*††	15,304	219,888
Continental AG††	451	97,129
Daimler AG††	48,438	3,997,031
Deutsche Bank AG††	18,327	626,696
Deutsche Boerse AG††	461	33,374
Deutsche Lufthansa AG††	5,417	95,556
Deutsche Post AG††	4,312	137,961
Deutsche Telekom AG††	7,569	122,827
DMG MORI SEIKI AG††	14,100	430,695
Duerr AG††	200	15,235
E.ON AG††	30,687	579,317
Fraport AG Frankfurt Airport Services Worldwide*††	520	34,176
Freenet AG††	12,600	332,469
Fresenius Medical Care AG & Co. KGaA††	13,736	952,148
Fresenius SE & Co. KGaA††	8,554	1,279,157
GEA Group AG††	72,602	3,257,665
Hannover Rueck SE††	364	31,072
HeidelbergCement AG††	2,771	205,552
Henkel AG & Co. KGaA††	30,817	2,933,667
Hugo Boss AG††	22,282	3,197,147
K+S AG††	2,419	74,122
Lanxess AG††	790	50,200
Linde AG††	14,191	2,894,370
Merck KGaA††	374	33,073
Metro AG††	3,744	134,915
Muenchener Rueckversicherungs AG††	3,597	763,181
Nordex SE††	31,600	574,520
Osram Licht AG*††	1,048	42,332
ProSiebenSat.1 Media AG††	1,194	50,062
Rheinmetall AG††	2,600	157,590
RWE AG††	15,705	630,529
SAP AG††	46,102	3,623,233
Siemens AG††	3,113	384,443
Stada Arzneimittel AG††	5,400	222,998
Suedzucker AG#††	10,789	188,996
Symrise AG††	59,238	3,101,849
ThyssenKrupp AG*††	1,809	50,958
United Internet AG††	702	28,066
Volkswagen AG††	2,644	609,753
Wirecard AG††	74,334	2,757,219

TOTAL GERMANY		$44,757,599
GHANA – 0.1%
CAL Bank Ltd.††	498,146	121,976
Ghana Commercial Bank Ltd.††	92,696	137,097
HFC Bank Ghana Ltd.	160,050	62,357

	Number of
Description	Shares	Value
Produce Buying Co. Ltd.*	288,000	$11,636
Standard Chartered Bank Ghana Ltd.††	13,200	69,496

TOTAL GHANA		$402,562
GREECE – 0.2%
Alpha Bank AE*††	75,400	60,247
Dryships, Inc.#*	13,900	39,754
Ellaktor SA††	8,300	42,043
Folli Follie SA*††	800	33,450
Frigoglass SA*††	3,182	14,915
GEK Terna Holding Real Estate Construction SA††	7,360	36,577
Hellenic Petroleum SA††	3,284	25,711
Hellenic Telecommunications Organization SA††	10,000	137,076
Jumbo SA*††	4,495	67,239
Metka SA††	1,500	24,180
Motor Oil Hellas Corinth Refineries SA††	4,200	45,218
Mytilineos Holdings SA*††	3,042	26,030
National Bank of Greece SA*††	15,500	49,344
OPAP SA††	9,420	153,513
Piraeus Bank SA*††	39,200	82,359
Public Power Corp. SA††	5,900	86,123
Titan Cement Co. SA*††	3,548	108,774
Viohalco SA*††	4,300	24,652

TOTAL GREECE		$1,057,205
HONG KONG – 1.2%
AIA Group Ltd.††	61,200	327,873
ASM Pacific Technology Ltd.††	1,100	11,685
Bank of East Asia Ltd.††	13,200	56,273
Cathay Pacific Airways Ltd.††	10,000	18,892
Cheung Kong Holdings Ltd.††	126,368	2,441,366
Cheung Kong Infrastructure Holdings Ltd.††	3,000	21,135
CLP Holdings Ltd.††	9,000	74,868
Dah Sing Financial Holdings Ltd.††	49,044	278,306
Galaxy Entertainment Group Ltd.††	4,000	33,639
Hang Lung Group Ltd.††	10,000	53,628
Hang Lung Properties Ltd.††	140,301	433,300
Henderson Land Development Co. Ltd.††	8,094	51,341
HKT Trust / HKT Ltd.††	346	409
Hong Kong & China Gas Co. Ltd.††	54,587	119,194
Hong Kong Exchanges and Clearing Ltd.††	4,200	94,083
Hongkong & Shanghai Hotels††	6,000	8,553
Hopewell Holdings Ltd.††	10,000	34,733
Huabao International Holdings Ltd.††	569,000	413,177
Hutchison Whampoa Ltd.††	25,400	344,563
Hysan Development Co. Ltd.††	8,000	38,294
Kerry Logistics Network Ltd.††	2,500	4,081

July 31, 2014 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
Kerry Properties Ltd.††	5,000	$18,250
MTR Corp. Ltd.††	9,000	35,357
New World Development Co. Ltd.††	169,217	213,389
Orient Overseas International Ltd.††	2,500	13,301
Sands China Ltd.††	18,000	132,150
Shangri-La Asia Ltd.††	20,857	32,901
Sino Land Co. Ltd.††	48,000	82,580
Skyworth Digital Hldgs Ltd.††	486,000	239,891
Sun Hung Kai Properties Ltd.††	26,165	397,166
Swire Pacific Ltd.††	4,500	57,938
Wharf Holdings Ltd.††	20,000	159,400
Wheelock & Co. Ltd.††	11,703	59,009
Wynn Macau Ltd.††	20,000	85,228

TOTAL HONG KONG		$6,385,953
HUNGARY – 0.2%
Magyar Telekom Telecommunications PLC††	81,250	128,961
MOL Hungarian Oil & Gas PLC††	4,913	237,610
OTP Bank PLC††	18,150	314,582
Richter Gedeon Nyrt††	15,760	258,598

TOTAL HUNGARY		$939,751
INDIA – 0.2%
GAIL India Ltd. GDR††	1,170	49,553
ICICI Bank Ltd. ADR	3,600	180,072
Infosys Ltd. ADR	5,300	290,546
Reliance Industries Ltd. GDR††•Ω	8,800	290,935
State Bank of India GDR#††	850	67,808
Tata Motors Ltd. ADR	2,390	93,975
Wipro Ltd. ADR#	7,400	85,470

TOTAL INDIA		$1,058,359
INDONESIA – 0.4%
Adaro Energy Tbk PT††	470,600	47,345
AKR Corporindo Tbk PT††	143,500	54,120
Aneka Tambang Persero Tbk PT††	221,500	23,925
Astra International Tbk PT††	309,500	204,377
Bank Central Asia Tbk PT††	215,500	215,661
Bank Danamon Indonesia Tbk PT††	81,122	26,690
Bank Mandiri Persero Tbk PT††	117,900	102,591
Bank Negara Indonesia Persero Tbk PT††	142,000	61,507
Bank Rakyat Indonesia Persero Tbk PT††	133,300	127,858
Bumi Resources Tbk PT*††	1,083,000	17,541
Bumi Serpong Damai PT††	230,800	31,190
Charoen Pokphand Indonesia Tbk PT††	200,000	66,665
Gudang Garam Tbk PT††	6,700	30,981
Indo Tambangraya Megah Tbk PT††	21,000	46,802
Indocement Tunggal Prakarsa Tbk PT††	48,000	103,915

	Number of
Description	Shares	Value
Indofood Sukses Makmur Tbk PT††	148,000	$89,087
Indosat Tbk PT††	70,500	24,231
International Nickel Indones††	89,700	30,618
Kalbe Farma Tbk PT††	274,000	40,466
Lippo Karawaci Tbk PT††	501,000	47,328
Perusahaan Gas Negara Persero Tbk PT††	275,000	138,420
Semen Indonesia Persero Tbk PT††	100,500	140,964
Surya Semesta Internusa Tbk PT††	410,000	25,481
Tambang Batubara Bukit Asam Persero Tbk PT††	25,000	24,742
Telekomunikasi Indonesia Persero Tbk PT††	1,046,200	237,671
Unilever Indonesia Tbk PT††	24,000	62,798
United Tractors Tbk PT††	75,500	148,070
XL Axiata Tbk PT††	70,000	32,438

TOTAL INDONESIA		$2,203,482
IRELAND – 1.1%
Bank of Ireland*††	130,426	45,829
CRH PLC††	78,452	1,825,800
Endo International PLC*	45,891	3,078,368
Icon PLC	12,900	668,220
Kerry Group PLC††	1,324	98,335
Permanent TSB Group Holdings PLC*	38,000	3,918

TOTAL IRELAND		$5,720,470
ISRAEL – 0.8%
Bank Hapoalim BM††	28,839	168,226
Bank Leumi Le-Israel BM*††	53,435	209,822
Check Point Software Technologies	47,628	3,232,512
Teva Pharmaceutical Industries Ltd.††	8,701	465,903
Teva Pharmaceutical Industries Ltd. ADR	700	37,450

TOTAL ISRAEL		$4,113,913
ITALY – 1.4%
Assicurazioni Generali SpA††	4,642	96,892
Atlantia SpA††	1,615	42,743
Banca Intes SpA-Rnc††	13,490	36,048
Banca Monte Dei Paschi Siena††	43,228	78,019
Banco Popolare Sc*††	888	13,714
Brembo-SpA††	26,500	973,685
Enel SpA††	136,504	777,113
Eni SpA††	23,514	598,334
ERG SpA††	35,000	518,408
Exor SpA††	1,244	47,623
Fiat SpA*††	7,913	75,945
Finmeccanica SpA*††	5,982	55,111
Intesa Sanpaolo SpA††	687,524	2,041,682
Luxottica Group SpA††	672	37,074
Mediobanca SpA††	2,499	22,026

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
Pirelli & C. SpA††	60,250	$898,520
Prysmian SpA††	1,573	33,449
Saipem SpA*††	1,916	44,627
Telecom Italia SpA ADR	4,715	53,798
UniCredit SpA††	68,473	534,165
Unione di Banche Italiane SCPA††	36,035	296,673

TOTAL ITALY		$7,275,649
JAPAN – 14.5%
ABC-Mart, Inc.††	100	5,400
Aeon Co. Ltd.††	14,700	165,053
Aeon Mall Co. Ltd.††	440	10,311
Ain Pharmaciez, Inc.††	4,200	195,578
Aisin Seiki Co. Ltd.††	3,300	128,165
Ajinomoto Co., Inc.††	6,000	92,233
Amada Co. Ltd.††	8,000	77,704
Aoyama Trading Co. Ltd.††	400	10,193
Asahi Glass Co. Ltd.††	40,000	237,032
Asahi Group Holdings Ltd.††	3,100	93,492
Asahi Kasei Corp.††	29,000	229,191
Asics Corp.††	2,000	42,445
Astellas Pharma, Inc.††	4,500	61,023
Autobacs Seven Co. Ltd.††	1,200	19,635
Bank of Kyoto Ltd.††	4,000	36,335
Bank of Yokohama Ltd.††	22,000	125,183
Benesse Holdings, Inc.††	400	15,069
Bridgestone Corp.††	4,500	162,407
Brother Industries Ltd.††	18,700	334,567
Calsonic Kansei Corp.††	78,000	513,001
Canon Marketing Japan, Inc.††	1,600	32,599
Canon, Inc.††	4,000	130,861
Casio Computer Co. Ltd.#††	4,200	70,667
Central Glass Co. Ltd.††	82,000	284,909
Central Japan Railway Co.††	500	71,011
Chiba Bank Ltd.††	12,000	87,354
Chiyoda Corp.††	2,000	23,680
Chugai Pharmaceutical Co. Ltd.††	2,700	89,864
Citizen Holdings Co. Ltd.††	5,700	45,320
Coca-Cola West Co. Ltd.††	1,400	23,333
COMSYS Holdings Corp.††	1,800	33,317
Cosmo Oil Co. Ltd.*††	12,000	24,054
Credit Saison Co. Ltd.††	1,500	29,514
Dai Nippon Printing Co. Ltd.††	12,000	123,100
Daido Steel Co. Ltd.††	5,000	23,365
Daihatsu Motor Co. Ltd.††	2,000	35,500
Dai-ichi Life Insurance Co. Ltd.††	5,600	78,885
Dainippon Sumitomo Pharma Co. Ltd.††	1,400	17,115
Daishi Bank Ltd.††	6,000	22,062

	Number of
Description	Shares	Value
Daito Trust Construction Co. Ltd.††	600	$72,316
Daiwa House Industry Co. Ltd.††	3,000	60,898
Daiwa Securities Group, Inc.††	372,000	3,123,308
DCM Holdings Co. Ltd.††	28,600	191,204
Denso Corp.††	1,100	50,738
Dentsu, Inc.††	32,465	1,285,811
Dip Corp.††	22,800	973,299
East Japan Railway Co.††	2,200	176,236
Eizo Nanao Corp.††	9,500	241,047
FamilyMart Co. Ltd.††	300	13,473
FANUC Corp.††	18,396	3,179,386
Fast Retailing Co. Ltd.††	500	165,074
Fuji Heavy Industries Ltd.††	1,000	28,517
Fuji Media Holdings, Inc.††	1,800	28,746
FUJIFILM Holdings Corp.††	9,457	269,958
Fujitsu Ltd.††	17,000	130,313
Fukuoka Financial Group, Inc.††	24,690	126,308
Geo Holdings Corp.††	20,000	169,749
Glory Ltd.††	1,200	40,010
Gree, Inc.#††	900	7,106
Gunma Bank Ltd.††	9,000	52,954
H2O Retailing Corp.††	2,000	16,571
Hachijuni Bank Ltd.††	10,000	61,475
Hakuhodo DY Holdings, Inc.††	1,300	13,649
Hamamatsu Photonics KK††	300	14,102
Hankyu Hanshin Holdings, Inc.††	12,000	69,862
Hikari Tsushin, Inc.††	500	36,607
Hino Motors Ltd.††	15,100	208,818
Hirose Electric Co. Ltd.††	300	42,163
Hiroshima Bank Ltd.††	4,000	19,410
Hisamitsu Pharmaceutical Co., Inc.††	300	11,950
Hitachi Chemical Co. Ltd.††	2,200	38,698
Hitachi Construction Machinery Co. Ltd.††	800	16,329
Hitachi High-Technologies Corp.††	300	8,047
Hitachi Ltd.††	14,000	108,511
Hitachi Metals Ltd.††	4,000	65,045
Hitachi Transport System Ltd.††	1,300	19,671
Hokkaido Electric Power Co., Inc.*††	7,300	63,242
Hokuhoku Financial Group, Inc.††	29,000	59,543
Honda Motor Co. Ltd.††	11,200	389,884
House Foods Corp.#††	1,600	28,847
Hoya Corp.††	1,500	48,568
HULIC Co. Ltd.#††	3,700	43,577
Ibiden Co. Ltd.††	5,800	115,895
Idemitsu Kosan Co. Ltd.††	1,200	24,528
IHI Corp.††	19,000	87,865
Inpex Corp.††	3,016	44,699
Isetan Mitsukoshi Holdings Ltd.††	4,166	51,624

July 31, 2014 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
Isuzu Motors Ltd.††	14,000	$97,169
ITOCHU Corp.††	49,600	631,543
Iyo Bank Ltd.††	6,000	60,779
J Front Retailing Co. Ltd.††	7,000	47,169
Japan Airlines Co. Ltd.††	600	33,142
Japan Aviation Electronics Industry Ltd.††	13,000	267,501
Japan Exchange Group, Inc.††	130,500	2,969,068
Japan Tobacco, Inc.††	74,110	2,606,267
JFE Holdings, Inc.††	7,998	168,807
JGC Corp.††	2,000	60,605
Joyo Bank Ltd.#††	9,000	47,886
Juroku Bank Ltd.††	3,000	11,079
JX Holdings, Inc.††	89,682	461,154
Kajima Corp.††	5,000	23,250
Kamigumi Co. Ltd.††	4,000	38,257
Kanamoto Co. Ltd.††	25,700	1,074,312
Kaneka Corp.††	9,000	54,126
Kansai Electric Power Co., Inc.*††	9,600	87,688
Kansai Paint Co. Ltd.††	2,000	33,515
Kao Corp.††	3,700	152,160
Kawasaki Kisen Kaisha Ltd.††	21,000	44,768
KDDI Corp.††	7,400	425,374
Keikyu Corp.††	4,000	35,240
Keio Corp.††	5,000	39,881
Keisei Electric Railway Co. Ltd.††	1,000	10,251
Keyence Corp.††	330	143,763
Kintetsu Corp.††	12,000	43,696
Kobe Steel Ltd.††	58,000	94,414
Koito Manufacturing Co. Ltd.††	32,500	890,524
Komatsu Ltd.††	36,847	817,167
Konica Minolta, Inc.††	8,500	90,745
Kubota Corp.††	8,000	105,322
Kuraray Co. Ltd.††	4,500	58,943
Kyocera Corp.††	2,974	143,872
Kyowa Exeo Corp.††	16,100	223,060
Kyushu Electric Power Co., Inc.*††	2,600	28,869
Lawson, Inc.††	500	37,443
LIXIL Group Corp.††	17,303	419,456
M3, Inc.††	2,448	39,511
Makita Corp.††	400	23,659
Marubeni Corp.††	81,000	569,271
Marui Group Co. Ltd.††	5,100	49,211
Mazda Motor Corp.*††	800	19,222
McDonald’s Holdings Co. Japan Ltd.#††	300	7,551
Medipal Holdings Corp.††	1,200	15,123
Megmilk Snow Brand Co. Ltd.#††	17,500	226,675
Minebea Co. Ltd.††	92,000	1,094,548
Ministop Co. Ltd.††	9,600	152,127

	Number of
Description	Shares	Value
Miraca Holdings, Inc.††	3,400	$157,352
Mitsubishi Chemical Holdings Corp.††	32,500	142,240
Mitsubishi Corp.††	27,410	577,579
Mitsubishi Electric Corp.††	3,000	39,605
Mitsubishi Estate Co. Ltd.††	9,659	236,193
Mitsubishi Gas Chemical Co., Inc.#††	2,000	12,997
Mitsubishi Heavy Industries Ltd.††	21,000	136,891
Mitsubishi Logistics Corp.††	1,000	15,162
Mitsubishi Materials Corp.††	32,000	116,328
Mitsubishi UFJ Financial Group, Inc.††	325,594	1,920,127
Mitsui & Co. Ltd.††	29,637	475,300
Mitsui Chemicals, Inc.††	18,000	48,526
Mitsui Fudosan Co. Ltd.††	5,000	165,119
Mitsui OSK Lines Ltd.††	28,000	103,747
Mizuho Financial Group, Inc.††	603,400	1,171,485
Mochida Pharmaceutical Co. Ltd.††	3,000	204,712
MS&AD Insurance Group Holdings††	7,482	170,308
Nabtesco Corp.††	1,000	22,593
Nagase & Co. Ltd.††	3,000	36,846
Namco Bandai Holdings, Inc.††	2,100	53,149
NEC Corp.††	60,000	231,652
NGK Insulators Ltd.††	11,000	260,264
Nihon Kohden Corp.††	13,800	678,053
Nikon Corp.#††	2,800	43,428
Nintendo Co. Ltd.††	500	55,545
Nippon Electric Glass Co. Ltd.††	15,000	84,037
Nippon Express Co. Ltd.††	20,000	96,717
Nippon Paint Co. Ltd.††	2,000	46,083
Nippon Paper Industries Co. Ltd.#††	2,200	38,464
Nippon Steel & Sumitomo Metal Corp.††	132,442	399,931
Nippon Telegraph & Telephone Corp.††	12,800	849,975
Nippon Yusen KK††	41,000	117,474
Nishi-Nippon City Bank Ltd.††	44,000	114,230
Nissan Motor Co. Ltd.††	42,000	412,037
Nisshin Seifun Group, Inc.††	7,150	83,497
Nisshin Steel Holdings Co. Ltd.††	1,500	20,254
Nisshinbo Holdings, Inc.††	3,000	30,280
Nitto Denko Corp.††	900	40,164
NKSJ Holdings, Inc.††	8,100	204,537
NOK Corp.††	500	10,210
Nomura Holdings, Inc.††	5,500	34,725
North Pacific Bank Ltd.††	8,800	35,955
NTT Data Corp.††	1,700	64,740
NTT DoCoMo, Inc.††	29,133	510,881
NTT Urban Development Corp.††	600	6,537
Obara Group, Inc.††	21,400	948,141
Odakyu Electric Railway Co. Ltd.††	6,000	58,778
Oji Paper Co. Ltd.††	34,000	136,840

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
Omron Corp.††	77,400	$3,432,902
Onward Holdings Co. Ltd.††	2,000	14,259
Oriental Land Co. Ltd.††	500	93,893
ORIX Corp.††	1,600	25,858
Otsuka Corp.††	900	41,007
Otsuka Holdings Co. Ltd.††	13,600	433,063
Paltac Corp.††	14,200	189,182
Panasonic Corp.††	5,800	72,317
Paramount Bed Holdings Co. Ltd.††	7,200	214,641
Rakuten, Inc.#††	2,300	30,206
Rengo Co. Ltd.††	7,000	31,978
Resona Holdings, Inc.††	135,100	752,855
Ricoh Co. Ltd.††	18,400	210,634
Rinnai Corp.††	200	18,209
Samantha Thavasa Japan Ltd.††	18,000	213,484
San-In Godo Bank Ltd.††	2,000	14,231
Sankyo Co. Ltd.††	700	27,239
Sankyu, Inc.††	34,000	165,556
Santen Pharmaceutical Co. Ltd.††	400	23,580
SBI Holdings, Inc.††	4,210	49,116
Secom Co. Ltd.††	1,400	85,157
Seiko Epson Corp.††	22,200	950,291
Sekisui House Ltd.††	13,400	175,873
Seven & I Holdings Co. Ltd.††	1,600	66,585
Seven Bank Ltd.††	1,000	4,013
Shiga Bank Ltd.††	4,000	23,688
Shimamura Co. Ltd.††	100	9,917
Shimano, Inc.††	300	35,022
Shimizu Corp.††	94,000	719,999
Shin-Etsu Chemical Co. Ltd.††	2,700	171,256
Shionogi & Co. Ltd.††	1,700	36,701
Showa Denko KK††	19,000	27,639
SMC Corp.#††	8,887	2,453,511
Softbank Corp.††	46,500	3,342,804
Sojitz Corp.††	30,900	52,559
Sony Corp.††	17,325	315,761
Sony Financial Holdings, Inc.††	2,500	40,944
Sumco Corp.††	8,300	76,408
Sumitomo Chemical Co. Ltd.††	37,000	140,638
Sumitomo Corp.††	31,707	417,837
Sumitomo Electric Industries Ltd.††	17,700	259,438
Sumitomo Forestry Co. Ltd.#††	1,000	11,780
Sumitomo Heavy Industries Ltd.††	8,000	39,098
Sumitomo Metal Mining Co. Ltd.††	22,798	379,797
Sumitomo Mitsui Financial Group, Inc.††	26,300	1,072,106
Sumitomo Mitsui Trust Holdings, Inc.††	25,000	108,793
Sumitomo Rubber Industries Ltd.††	2,500	36,211
Suruga Bank Ltd.††	1,000	19,499

	Number of
Description	Shares	Value
Suzuki Motor Corp.††	2,523	$84,193
Sysmex Corp.††	86,900	3,373,501
T&D Holdings, Inc.††	10,100	126,761
Taisho Pharmaceutical Holdings Co. Ltd.††	200	14,238
Takashimaya Co. Ltd.††	5,000	45,984
Takeda Pharmaceutical Co. Ltd.††	2,500	114,031
Takeuchi Manufacturing Co. Ltd.††	24,800	1,017,300
TDK Corp.††	3,100	148,710
Teijin Ltd.††	12,000	29,717
Tobu Railway Co. Ltd.††	7,000	36,650
Toho Co. Ltd.††	300	7,277
Tokai Rika Co. Ltd.††	900	18,781
Tokai Tokyo Securities Co.††	415,500	2,893,090
Tokio Marine Holdings, Inc.††	38,905	1,223,437
Tokyo Tatemono Co. Ltd.††	3,000	25,623
Tokyu Corp.††	12,000	86,270
Toppan Printing Co. Ltd.††	14,000	106,643
Toray Industries, Inc.††	6,000	40,613
Toshiba Corp.††	10,000	44,477
TOTO Ltd.††	1,000	12,535
Toyo Ink SC Holdings Co. Ltd.††	1,000	4,737
Toyo Seikan Kaisha Ltd.††	3,300	51,395
Toyo Tire & Rubber Co. Ltd.††	51,000	926,024
Toyoda Gosei Co. Ltd.††	100	2,031
Toyota Motor Corp.††	42,858	2,530,339
Toyota Tsusho Corp.††	4,600	127,883
Tsumura & Co.††	300	7,213
Ube Industries Ltd.††	15,000	25,882
Ulvac, Inc.*††	26,000	517,445
Unicharm Corp.††	800	48,986
UNY Group Holdings Co. Ltd.††	6,000	35,667
Ushio, Inc.††	2,400	28,644
West Japan Railway Co.††	5,700	258,531
Yahoo Japan Corp.††	7,700	34,840
Yakult Honsha Co. Ltd.††	400	21,135
Yamada Denki Co. Ltd.#††	28,000	99,379
Yamaguchi Financial Group, Inc.††	7,000	71,702
Yamaha Motor Co. Ltd.††	3,800	62,950
Yamato Holdings Co. Ltd.††	1,100	22,914
Yamato Kogyo Co. Ltd.††	700	22,754
Yamazaki Baking Co. Ltd.††	3,000	37,972
Yaskawa Electric Corp.#††	251,200	3,273,828
Yokogawa Electric Corp.††	700	8,817
Yokohama Rubber Co. Ltd.††	40,100	347,204
Zenkoku Hosho Co. Ltd.††	27,400	695,458

TOTAL JAPAN		$77,932,105

July 31, 2014 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
JORDAN – 0.1%
Al Eqbal Co. For Investment P	1,440	$26,350
Arab Bank PLC††	18,768	216,028
Arab Potash Co.††	2,100	77,278
Bank of Jordan††	8,070	29,417
Capital Bank of Jordan††	11,634	25,552
Jordan Ahli Bank*††	20,342	37,677
Jordan Petroleum Refinery Co.††	3,218	21,481
Jordan Phosphate Mines††	1,700	17,078
Jordan Steel	8,559	7,861
Jordan Telecommunications Co. PSC††	4,950	21,397
Jordanian Electric Power Co.††	12,017	47,880

TOTAL JORDAN		$527,999
KAZAKHSTAN – 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR††	10,490	107,966
Kazakhmys PLC*††	24,003	131,024
Kazkommertsbank JSC GDR*††	28,000	102,739
KazMunaiGas Exploration Production JSC GDR††	9,600	171,354
KCell JSC GDR††	8,400	128,146

TOTAL KAZAKHSTAN		$641,229
KENYA – 0.1%
ARM Cement Ltd.††	31,800	28,747
Bamburi Cement Co. Ltd.††	6,600	13,182
Barclays Bank of Kenya Ltd.††	135,900	26,275
East African Breweries Ltd.††	25,180	83,713
Equity Bank Ltd.††	141,500	73,011
Kenya Airways Ltd.*††	154,800	17,995
Kenya Commercial Bank Ltd.††	128,700	80,234
Kenya Power & Lighting Ltd.††	58,087	8,626
Nation Media Group Ltd.††	16,244	56,986
Safaricom Ltd.††	782,500	108,443
Standard Chartered Bank Kenya Ltd.††	10,458	36,839

TOTAL KENYA		$534,051
LATVIA – 0.0%**
Latvian Shipping Co.*††	36,206	22,214
LEBANON – 0.0%
Solidere GDR#*††	19,314	248,625
LITHUANIA – 0.0%**
Apranga PVA††	22,400	82,731
Invalda Privatus Kapitalas AB*††	7,855	18,249
Lesto AB††	19,018	23,035
Lietuvos Energijos Gamyba AB††	10,949	11,799
Litgrid AB††	8,818	8,632

	Number of
Description	Shares	Value
Panevezio Statybos Trestas††	16,900	$27,543
Pieno Zvaigzdes††	10,687	26,477
Siauliu Bankas*††	66,801	28,142

TOTAL LITHUANIA		$226,608
MALAYSIA – 0.6%
Alliance Financial Group Bhd††	14,400	21,962
AMMB Holdings Bhd††	18,600	40,286
Astro Malaysia Holdings Bhd††	21,000	22,048
Axiata Group Bhd††	37,600	81,854
Batu Kawan Bhd††	7,300	45,030
Boustead Holdings Bhd††	17,400	28,493
British American Tobacco Malaysia Bhd††	1,800	39,588
Bumi Armada Bhd††	35,400	37,127
CIMB Group Holdings Bhd††	32,500	70,973
Dialog Group Bhd††	65,520	38,046
DiGi.Com Bhd††	35,500	63,048
Felda Global Ventures Holdings Bhd††	27,800	34,917
Gamuda Bhd††	47,300	70,642
Genting Bhd††	380,808	1,171,824
Genting Malaysia Bhd††	44,500	61,178
Hong Leong Bank Bhd††	6,400	28,287
IHH Healthcare Bhd*††	44,800	65,859
IJM Corp. Bhd††	24,060	50,315
IOI Corp. Bhd††	37,780	59,120
IOI Properties Group Bhd*††	24,189	19,019
KLCC Property Holdings Bhd††	11,200	22,495
Kuala Lumpur Kepong Bhd††	5,700	42,314
Lafarge Malayan Cement Bhd††	16,000	48,731
Magnum Bhd††	20,738	19,844
Malayan Banking Bhd††	26,790	82,637
Maxis Bhd††	23,100	48,793
MMC Corp. Bhd††	24,100	18,873
Muhibbah Engineering M Bhd††	32,000	31,276
Petronas Chemicals Group Bhd††	53,700	111,365
Petronas Dagangan Bhd††	6,500	37,680
Petronas Gas Bhd††	6,200	45,614
PPB Group Bhd††	8,100	37,916
Public Bank Bhd††	12,900	79,733
RHB Capital Bhd††	18,000	50,899
Sapurakencana Petroleum Bhd*††	68,117	91,629
Sime Darby Bhd††	52,346	155,581
Ta Ann Holdings Bhd††	19,008	25,394
Telekom Malaysia Bhd††	22,900	44,624
Tenaga Nasional Bhd††	22,325	86,646
UMW Holdings Bhd††	7,100	25,947
WCT Holdings Bhd††	40,786	27,510

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      63

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
YTL Corp. Bhd††	57,476	$28,215
YTL Power International Bhd*††	37,501	17,333

TOTAL MALAYSIA		$3,230,665
MARSHALL ISLANDS – 0.0%**
Diana Shipping, Inc.*	2,211	21,557
MAURITIUS – 0.1%
Alteo Ltd.††	36,100	40,945
CIM Financial Services Ltd.††	191,700	53,774
Lux Island Resorts Ltd.††	7,000	10,982
MCB Group Ltd.*††	33,000	232,823
New Mauritius Hotels Ltd.*††	18,900	54,488
Rogers & Co. Ltd.††	7,100	46,588
State Bank of Mauritius Ltd.††	3,060,000	107,488

TOTAL MAURITIUS		$547,088
MEXICO – 0.9%
Alfa SAB de CV	100,800	275,256
America Movil SAB de CV	675,224	797,296
Arca Continental SAB de CV	10,200	72,110
Cemex SAB de CV*	306,128	385,091
Coca-Cola Femsa SAB de CV	8,700	92,883
Compartamos SAB de CV	108,000	218,696
Empresas ICA SAB de CV*	20,800	36,880
Fomento Economico Mexicano SAB de CV	30,400	285,880
Grupo Aeroportuario del Centro Norte SAB de CV	5,400	21,277
Grupo Aeroportuario del Pacifico SAB de CV	14,700	98,930
Grupo Aeroportuario del Sureste SAB de CV	2,300	28,602
Grupo Bimbo SAB de CV	43,000	131,862
Grupo Carso SAB de CV	20,100	113,834
Grupo Elektra SA de CV	1,460	37,662
Grupo Financiero Banorte SAB de CV	59,900	398,503
Grupo Financiero Inbursa SAB de CV	86,100	263,120
Grupo Mexico SAB de CV	66,221	235,631
Grupo Televisa SAB	32,000	227,946
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	28,295	80,262
Industrias CH SAB de CV*	7,500	41,925
Industrias Penoles SAB de CV	3,930	98,101
Kimberly-Clark de Mexico SAB de CV	22,000	55,815
Mexichem SAB de CV	29,605	118,241
Minera Frisco SAB de CV*	16,600	32,597
Organizacion Soriana SAB de CV*	10,800	35,186
Promotora y Operadora de Infraestructura SAB de CV#*	10,400	140,361
TV Azteca SAB de CV	95,000	52,243
Wal-Mart de Mexico SAB de CV	85,200	211,582

TOTAL MEXICO		$4,587,772

	Number of
Description	Shares	Value
MOROCCO – 0.1%
Attijariwafa Bank††	2,400	$88,919
Auto Hall††	2,300	24,013
Banque Centrale Populaire††	2,450	56,696
BMCE Bank††	2,000	49,800
Cie Generale Immobiliere††	190	17,092
Douja Promotion Groupe Addoha SA††	5,000	33,992
Holcim Maroc SA††	240	48,689
Lafarge Ciments††	460	79,111
Maroc Telecom SA††	10,200	125,629

TOTAL MOROCCO		$523,941
NETHERLANDS – 2.1%
Aegon NV††	58,580	475,063
Akzo Nobel NV††	506	36,444
Altice SA††	689	39,600
ArcelorMittal, NY Reg. Shares#	20,624	313,691
ASML Holding NV††	1,037	97,799
Chicago Bridge & Iron Co. NV	39,474	2,341,598
Delta Lloyd NV††	3,103	71,675
European Aeronautic Defence and Space Co. NV††	1,139	66,085
Fugro NV††	1,474	56,758
Heineken NV*††	31,141	2,187,506
ING Groep NV*††	83,322	1,082,150
Koninklijke Ahold NV††	2,732	47,636
Koninklijke Boskalis Westminster NV††	1,554	82,997
Koninklijke DSM NV††	4,268	294,847
Koninklijke KPN NV*††	27,612	88,293
Koninklijke Philips NV††	10,776	332,122
NXP Semiconducters NV	50,284	3,135,207
PostNL NV††	37,000	184,653
Randstad Holding NV††	480	23,794
TNT Express NV††	8,823	71,097
Unilever NV#††	6,274	258,212

TOTAL NETHERLANDS		$11,287,227
NEW ZEALAND – 0.0%**
Auckland International Airport Ltd.††	17,439	56,379
Contact Energy Ltd.††	8,921	41,892
Fletcher Building Ltd.††	316	2,433
Xero Ltd.††	723	15,226

TOTAL NEW ZEALAND		$115,930
NIGERIA – 0.1%
Dangote Cement PLC††	25,500	36,367
Ecobank Transitional, Inc.	7,768	—
FBN Holdings PLC††	629,542	55,973
Guaranty Trust Bank PLC††	576,410	105,849
Lafarge Cement WAPCO Nigeria PLC††	36,300	26,883

July 31, 2014 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
Nestle Nigeria PLC††	7,636	$52,817
Nigerian Breweries PLC††	70,380	78,251
Oando PLC††	308,975	52,924
UAC of Nigeria PLC††	84,600	31,664
Unilever Nigeria PLC††	79,800	24,228
United Bank for Africa PLC††	812,013	38,455
Zenith Bank PLC††	535,775	82,575

TOTAL NIGERIA		$585,986
NORWAY – 0.4%
AKER Solutions ASA††	954	14,079
Atea ASA††	23,800	279,797
Hexagon Composites ASA††	81,100	473,244
Nordic Semiconductor ASA#*††	13,000	69,938
Norsk Hydro ASA*††	14,022	83,131
Petroleum Geo-Services ASA††	2,167	18,407
Seadrill Ltd.††	3,138	112,740
Statoil ASA*††	24,697	705,706
Storebrand ASA*††	10,389	57,722
Subsea 7 SA††	2,902	48,444
Telenor ASA††	5,198	119,622
Yara International ASA††	7,540	344,521

TOTAL NORWAY		$2,327,351
OMAN – 0.1%
Al-Anwar Ceramic Tile Co.††	13,400	20,169
Bank Dhofar SAOG††	49,343	49,738
Bank Sohar††	52,900	36,683
BankMuscat SAOG††	53,380	95,679
Dhofar International Development & Investment Holding Co.††	12,800	19,053
Galfar Engineering & Contracting SAOG††	77,326	52,404
National Bank of Oman SAOG††	54,311	52,131
Oman Cement Co.††	23,240	44,383
Oman Flour Mills Co. SAOG	16,000	26,597
Oman Oil Marketing Co.††	7,300	42,819
Oman Telecommunications Co. SAOG††	31,500	139,528
Renaissance Services SAOG††	11,992	19,169

TOTAL OMAN		$598,353
PANAMA – 0.0%**
Copa Holdings SA Class A	1,530	232,361
PERU – 0.2%
Alicorp SA	51,200	152,631
BBVA Banco Continental SA	14,125	29,501
Cia de Minas Buenaventura SA ADR	5,000	58,550
Credicorp Ltd.	2,050	303,236
Edegel SAA	37,100	37,749
Ferreycorp SAA	60,957	36,997
Grana y Montero SA	32,600	108,822

	Number of
Description	Shares	Value
Luz del Sur SAA	6,400	$21,707
Minsur SA	35,670	22,413
Sociedad Minera Cerro Verde SAA*	1,400	35,560
Sociedad Minera el Brocal SA	4,000	21,064
Southern Copper Corp.	5,859	192,527
Volcan Cia Minera SAA	131,614	54,976

TOTAL PERU		$1,075,733
PHILIPPINES – 0.2%
Aboitiz Equity Ventures, Inc.††	31,200	39,349
Alliance Global Group, Inc.††	57,000	34,236
Ayala Corp.††	3,400	51,208
Ayala Land, Inc.††	94,700	67,389
Bank of the Philippine Islands††	27,653	60,232
BDO Unibank, Inc.††	16,262	33,726
Energy Development Corp.††	150,500	21,138
International Container Terminal Services, Inc.††	16,400	42,560
JG Summit Holdings, Inc.††	37,500	45,658
Jollibee Foods Corp.††	27,600	111,889
Manila Electric Co.††	6,210	36,348
Metro Pacific Investments Corp.††	190,000	21,775
Metropolitan Bank & Trust††	12,157	23,906
Philex Mining Corp.††	216,150	62,077
Philippine Long Distance Telephone Co.††	1,800	126,750
San Miguel Corp.††	13,000	23,568
Semirara Mining Corp.††	7,700	62,126
SM Investments Corp.††	4,162	75,779
SM Prime Holdings, Inc.††	116,000	40,639
Universal Robina Corp.††	22,900	84,832

TOTAL PHILIPPINES		$1,065,185
POLAND – 0.4%
AmRest Holdings SE*††	2,700	62,173
Asseco Poland SA#††	7,073	94,088
Astarta Holding NV*††	2,300	27,096
Bank Pekao SA††	2,850	151,035
BRE Bank SA††	390	58,498
Budimex SA††	730	25,918
Cyfrowy Polsat SA††	6,760	50,575
Eurocash SA#††	4,940	61,009
Getin Noble Bank SA*††	54,005	47,601
Grupa Lotos SA*††	2,600	30,161
ING Bank Slaski SA*††	2,000	83,953
Jastrzebska Spolka Weglowa SA††	1,300	17,249
Kernel Holding SA*††	4,220	38,891
KGHM Polska Miedz SA††	3,740	153,440
LPP SA††	50	124,741

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
Lubelski Wegiel Bogdanka SA††	700	$25,661
Netia SA*††	39,573	71,282
Orbis SA††	1,520	20,383
PGE SA††	27,800	184,954
Polski Koncern Naftowy Orlen SA††	7,040	83,124
Polskie Gornictwo Naftowe i Gazownictwo SA††	37,780	58,486
Powszechna Kasa Oszczednosci Bank Polski SA††	21,090	239,839
Powszechny Zaklad Ubezpieczen SA††	1,220	171,531
Synthos SA††	11,480	16,521
Tauron Polska Energia SA††	47,180	76,590
Telekomunikacja Polska SA#††	26,910	88,865
TVN SA††	6,835	31,094

TOTAL POLAND		$2,094,758
PORTUGAL – 0.0%**
Banco Espirito Santo SA*††	15,937	4,278
EDP - Energias de Portugal SA††	18,212	85,288
EDP Renovaveis SA††	5,470	38,570
Jeronimo Martins SGPS SA#††	1,290	16,862
Portugal Telecom SGPS SA††	13,660	29,487

TOTAL PORTUGAL		$174,485
QATAR – 0.2%
Al Meera Consumer Goods Co.††	1,000	49,343
Barwa Real Estate Co.††	4,800	49,411
Commercial Bank of Qatar QSC††	2,300	42,774
Doha Bank QSC††	3,322	51,614
Gulf International Services QSC††	3,625	113,573
Industries Qatar QSC††	3,900	183,491
Masraf Al Rayan	10,600	154,881
Ooredoo QSC††	2,600	91,081
Qatar Electricity & Water Co.††	1,080	54,162
Qatar Gas Transport Co. Nakilat††	8,700	57,046
Qatar Islamic Bank††	2,200	63,520
Qatar National Bank SAQ††	2,000	98,910
Qatar National Cement Co.††	1,520	55,676
Qatar Navigation††	1,703	41,075

TOTAL QATAR		$1,106,557
ROMANIA – 0.1%
Banca Transilvania*††	345,830	188,177
BRD-Groupe Societe Generale*††	68,300	185,802
OMV Petrom SA††	1,206,500	174,939
Transelectrica SA††	2,450	15,991

TOTAL ROMANIA		$564,909
RUSSIA – 0.8%
CTC Media, Inc.	1,700	16,439

	Number of
Description	Shares	Value
Federal Hydrogenerating Co. JSC ADR	105,160	$180,875
Gazprom Neft OAO ADR	1,400	26,292
Gazprom OAO ADR	90,210	661,239
Globaltrans Investment PLC GDR††	7,280	71,558
LSR Group GDR††	17,440	59,113
Lukoil OAO ADR††	8,000	446,010
Magnit OJSC GDR††	7,200	422,198
Mail.ru Group Ltd. GDR*††	3,190	95,164
MegaFon OAO GDR	4,000	114,600
MMC Norilsk Nickel OJSC ADR	7,700	149,611
MMC Norilsk Nickel OJSC ADR (B114RK6)††	7,210	141,000
Mobile Telesystems OJSC ADR	9,500	170,335
NovaTek OAO GDR††	900	93,134
Novolipetsk Steel OJSC GDR††	2,800	37,223
Pharmstandard OJSC GDR*††	3,313	27,540
Rosneft OAO GDR††	15,500	95,639
Rostelecom OJSC ADR††	4,343	64,461
Sberbank of Russia ADR	49,830	412,592
Severstal OAO GDR††	5,880	56,479
Sistema JSFC GDR††	5,500	135,841
Tatneft OAO ADR††	4,000	142,175
TMK OAO GDR††	4,860	43,635
Uralkali OJSC GDR††	5,000	95,475
Uralkali OJSC GDR	3,100	59,226
VimpelCom Ltd. ADR	8,100	67,554
VTB Bank OJSC GDR††	42,550	92,918
X5 Retail Group NV GDR*††	3,800	72,934
Yandex NV*	7,100	214,988

TOTAL RUSSIA		$4,266,248
SINGAPORE – 1.4%
Avago Technologies Ltd.	44,241	3,069,441
CapitaLand Ltd.††	29,005	79,929
City Developments Ltd.††	4,000	33,783
DBS Group Holdings Ltd.††	55,000	801,314
Global Logistic Properties Ltd.††	17,000	37,845
Golden Agri-Resources Ltd.††	126,000	53,788
Jardine Cycle & Carriage Ltd.††	1,000	37,160
Keppel Corp. Ltd.††	11,200	98,168
Keppel Land Ltd.††	9,000	26,176
Noble Group Ltd.††	66,000	74,714
Oversea-Chinese Banking Corp.††	17,000	135,675
SembCorp. Industries Ltd.††	5,000	21,895
SembCorp. Marine Ltd.††	4,000	13,238
Singapore Airlines Ltd.††	14,000	115,604
Singapore Exchange Ltd.††	11,000	62,055
Singapore Press Holdings Ltd.††	8,000	26,581
Singapore Technologies Engineering Ltd.††	20,000	60,739

July 31, 2014 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Singapore Telecommunications Ltd.††	51,000	$165,878
United Overseas Bank Ltd.††	106,056	2,046,738
UOL Group Ltd.††	12,385	65,616
Venture Corp. Ltd.††	5,000	32,461
Wilmar International Ltd.††	27,000	70,493
Wing Tai Holdings Ltd.††	107,000	168,849

TOTAL SINGAPORE		$7,298,140
SLOVENIA – 0.1%
Hutchison Port Holdings Trust††	25,000	18,600
Krka d d Novo mesto††	2,280	200,155
Mercator Poslovni Sistem*††	520	59,119
Petrol DD Ljubljana††	210	80,865
Telekom Slovenije DD††	600	112,569
Zavarovalnica Triglav DD††	3,470	110,663

TOTAL SLOVENIA		$581,971
SOUTH AFRICA – 0.8%
African Bank Investments Ltd.#††	36,266	20,803
African Rainbow Minerals Ltd.††	2,100	38,950
Anglo American Platinum Ltd.*††	800	35,121
AngloGold Ashanti Ltd.††	5,430	93,105
Aspen Pharmacare Holdings Ltd.††	3,332	90,053
Aveng Ltd.††	21,500	48,786
AVI Ltd.††	5,800	32,810
Barclays Africa Group Ltd.††	3,700	57,569
Barloworld Ltd.††	7,800	73,972
Bidvest Group Ltd.††	6,970	187,503
Discovery Ltd.††	3,999	34,968
Exxaro Resources Ltd.#††	1,400	18,968
FirstRand Ltd.††	25,000	100,511
Foschini Group Ltd.††	4,400	48,128
Gold Fields Ltd.††	15,890	62,637
Grindrod Ltd.††	17,500	42,602
Growthpoint Properties Ltd.††	19,600	45,360
Harmony Gold Mining Co. Ltd.††	8,390	25,823
Impala Platinum Holdings Ltd.††	7,674	76,045
Imperial Holdings Ltd.††	1,900	34,992
Kumba Iron Ore Ltd.††	1,560	54,550
Liberty Holdings Ltd.††	3,300	39,812
Life Healthcare Group Holdings Ltd.††	10,800	44,318
Massmart Holdings Ltd.††	1,574	20,568
MMI Holdings Ltd.††	22,679	54,791
Mr. Price Group Ltd.††	2,100	39,662
MTN Group Ltd.††	34,400	712,059
Murray & Roberts Holdings Ltd.*††	26,380	61,390
Nampak Ltd.††	5,000	18,990
Naspers Ltd.††	3,771	463,747
Nedbank Group Ltd.††	2,600	56,626

Description	Number of Shares	Value
Netcare Ltd.††	12,300	$35,313
Pick n Pay Stores Ltd.††	8,300	45,213
PPC Ltd.††	10,921	32,722
Remgro Ltd.††	5,090	109,828
Reunert Ltd.††	3,450	20,674
RMB Holdings Ltd.††	7,800	40,463
RMI Holdings††	17,600	51,114
Sanlam Ltd.††	19,700	111,740
Sasol Ltd.††	5,970	344,370
Shoprite Holdings Ltd.††	3,920	59,152
Sibanye Gold Ltd.††	14,690	34,844
Standard Bank Group Ltd.††	13,540	182,173
Steinhoff International Holdings Ltd.#††	15,300	76,430
Tiger Brands Ltd.††	2,090	60,089
Truworths International Ltd.††	4,900	34,308
Vodacom Group Ltd.††	6,700	78,310
Wilson Bayly Holmes-Ovcon Ltd.††	4,800	57,272
Woolworths Holdings Ltd.††	7,280	56,216

TOTAL SOUTH AFRICA		$4,165,450
SOUTH KOREA – 1.3%
BS Financial Group, Inc.††	3,215	51,346
Coway Co. Ltd.††	210	18,102
Daewoo Engineering & Construction Co. Ltd.*††	4,364	41,977
Doosan Heavy Industries & Construction Co. Ltd.††	1,030	29,997
E-Mart Co. Ltd.††	421	94,534
GS Holdings††	1,300	59,127
Hana Financial Group, Inc.††	2,898	116,711
Hyosung Corp.††	550	39,948
Hyundai Department Store Co. Ltd.††	430	61,243
Hyundai Glovis Co. Ltd.††	270	68,903
Hyundai Heavy Industries Co. Ltd.††	297	42,816
Hyundai Mobis††	363	108,437
Hyundai Motor Co.††	990	234,362
Hyundai Steel Co.††	690	52,567
KB Financial Group, Inc.††	2,873	112,232
KCC Corp.††	35	20,603
Kia Motors Corp.††	1,355	79,546
Kjb Financial Group Co. Ltd.	190	2,255
Knb Financial Group Co. Ltd.	290	3,908
Korea Electric Power Corp.††	2,500	103,165
Korea Zinc Co. Ltd.††	200	80,081
Korean Air Lines Co. Ltd.*††	644	22,315
KT Corp.††	1,531	49,385
KT&G Corp.††	800	77,283
LG Chem Ltd.††	418	116,973

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
LG Corp.††	1,030	$68,976
LG Display Co. Ltd.*††	2,660	87,322
LG Electronics, Inc.††	770	57,044
LG Household & Health Care Ltd.††	150	69,662
LG Uplus Corp.††	2,560	23,544
Lotte Chemical Corp.††	380	64,067
Lotte Shopping Co. Ltd.††	190	58,586
Macquarie Korea Infrastructure Fund††	5,769	37,025
NHN Corp.††	197	140,667
OCI Co. Ltd.*††	270	42,417
POSCO††	720	233,968
Samsung C&T Corp.††	850	60,323
Samsung Card Co. Ltd.††	1,000	46,544
Samsung Electronics Co. Ltd. GDR††	545	705,347
Samsung Fire & Marine Insurance Co. Ltd.††	380	104,156
Samsung Heavy Industries Co. Ltd.††	1,680	45,128
Samsung Life Insurance Co. Ltd.††	1,300	132,328
Samsung Sdi Co. Ltd. Krw5000 0640††	393	60,514
Shinhan Financial Group Co. Ltd.††	4,050	200,020
SK Holdings Co. Ltd.††	320	54,200
SK Hynix, Inc.*††	67,761	2,948,252
SK Innovation Co. Ltd.††	600	59,763
SK Telecom Co. Ltd.††	520	133,485
S-Oil Corp.††	740	39,552
Woori Finance Holdings Co. Ltd.*††	2,508	33,793
Woori Investment & Securities Co. Ltd.††	2,868	31,173

TOTAL SOUTH KOREA		$7,225,672
SPAIN – 2.2%
Abertis Infraestructuras SA††	1,408	30,860
ACS Actividades de Construccion y Servicios
SA††	5,211	227,872
Almirall SA*††	26,300	402,008
Amadeus IT Holding SA††	1,985	78,111
Banco Bilbao Vizcaya Argentaria SA††	339,374	4,171,813
Banco de Sabadell SA††	74,853	242,985
Banco Popolar Espanol SA	57	350
Banco Popular Espanol SA††	38,536	233,628
Banco Santander	4,611	46,597
Banco Santander SA#††	310,727	3,121,574
CaixaBank††	13,814	83,066
Gamesa Corp. Tecnologica SA*††	69,300	867,789
Gas Naturalsdg-e Eur 1.00††	1,086	33,365
Grifols SA††	850	38,367
Iberdrola SA††	110,113	819,204
Inditex Sm††	1,925	56,235
Mapfre SA††	18,911	72,739

Description	Number of Shares	Value
Red Electrica Corp. SA††	1,048	$90,054
Repsol SA††	27,314	681,143
Telefonica SA††	29,226	476,456

TOTAL SPAIN		$11,774,216
SWEDEN – 2.8%
Assa Abloy AB††	2,514	123,526
Atlas Copco AB Class A*††	91,723	2,736,544
Atlas Copco AB Class B*††	3,785	102,145
Boliden AB††	18,037	292,202
Clas Ohlson AB††	15,925	302,898
Elekta AB#††	2,432	29,800
Getinge AB††	2,202	53,861
Hennes & Mauritz AB††	3,398	138,915
Hexagon AB††	2,016	62,518
Hexpol AB††	2,500	210,017
Holmen AB††	346	11,652
Husqvarna AB Class B††	90,900	716,968
Investor AB††	55,764	2,004,659
Kinnevik Investment AB††	901	37,398
Meda AB††	43,575	702,569
Millicom International Cellular SA††	224	19,058
Nordea Bank AB††	66,592	893,050
Saab AB††	10,700	292,459
Sandvik AB††	80,553	1,013,279
Securitas AB Class B††	25,700	298,808
Skandinaviska Enskilda Banken AB††	40,683	544,623
SKF AB††	3,914	92,261
SSAB AB Class A# *††	100,328	968,527
SSAB AB Class B*††	1,865	16,350
Svenska Handelsbanken AB††	1,133	54,566
Swedbank AB††	11,646	298,342
Swedish Match AB††	1,376	45,041
Tele2 AB††	6,995	85,335
Telefonaktiebolaget LM Ericsson ADR	5,941	73,847
Telefonaktiebolaget LM Ericsson Class B††	43,604	542,952
TeliaSonera AB††	52,000	389,466
Volvo AB††	146,894	1,793,386

TOTAL SWEDEN		$14,947,022
SWITZERLAND – 8.5%
ABB Ltd.††	96,027	2,208,416
Actelion Ltd.††	25,865	3,106,540
Adecco SA#††	3,495	261,421
Aryzta AG††	2,543	230,016
Baloise Holding AG††	3,851	463,680
Barry Callebaut AG††	34	41,807
Bucher Industries AG††	1,000	300,632

July 31, 2014 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Cie Financiere Richemont SA††	29,063	$2,757,854
Clariant AG††	6,591	122,704
Credit Suisse Group AG††	143,010	3,879,540
Fischer (Georg) AG††	703	464,562
Forbo Holdings AG††	704	687,458
Geberit AG††	219	73,382
Givaudan SA††	1,910	3,123,982
Helvetia Holding AG††	600	292,361
Holcim Ltd.††	29,274	2,342,403
Lonza Group AG††	551	61,102
Nestle SA*††	46,152	3,417,098
Novartis AG*††	73,514	6,395,619
OC Oerlikon Corp. AG††	1,761	23,765
Pargesa Holding SA††	785	66,446
Partners Group Holding AG††	162	40,609
Roche Holding AG††	15,363	4,458,431
Schindler Holding AG (B11TCY0)††	380	56,790
Schindler Holding AG (B11WWH2)††	347	51,398
SGS SA††	43	93,673
Sika AG††	13	50,570
Sonova Holding AG*††	100	15,515
Sulzer AG††	391	51,703
Swatch Group AG††	2,729	1,455,329
Swatch Group Ag/The††	237	23,732
Swiss Life Holding AG††	5,157	1,192,548
Swiss Re AG††	16,601	1,411,210
Syngenta AG††	5,837	2,067,782
Temenos Group AG*††	15,500	554,083
Transocean Ltd.#	654	26,382
UBS AG††	140,860	2,420,191
Wolseley PLC††	1,290	67,160
Zurich Financial Services AG††	5,167	1,501,065

TOTAL SWITZERLAND		$45,858,959
TAIWAN - 1.0%
Acer, Inc.*††	73,870	58,545
Advanced Semiconductor Engineering, Inc.††	37,804	44,896
Asia Cement Corp.††	42,177	58,588
Asustek Computer, Inc.††	4,700	49,667
AU Optronics Corp.*††	147,126	66,298
Catcher Technology Co. Ltd.††	9,438	77,141
Cathay Financial Holding Co. Ltd.††	68,479	113,949
Chang Hwa Commercial Bank††	33,611	22,002
Cheng Shin Rubber Industry Co. Ltd.††	26,358	66,084
China Development Financial Holding Corp.††	192,750	63,719
China Steel Corp.††	127,679	110,128

Description	Number of Shares	Value
Chunghwa Telecom Co. Ltd.††	47,024	$143,450
Compal Electronics, Inc.††	59,736	54,985
CTBC Financial Holding Co. Ltd.††	149,106	104,362
Delta Electronics, Inc.††	9,888	67,193
D-Link Corp.††	36,046	25,735
E.Sun Financial Holding Co. Ltd.††	45,825	30,475
Far Eastern Department Stores Co. Ltd.††	68,887	69,914
Far Eastern New Century Corp.††	23,795	26,589
Far EasTone Telecommunications Co. Ltd.††	42,000	87,122
First Financial Holding Co. Ltd.††	92,018	62,521
Formosa Chemicals & Fibre Corp.††	37,198	90,505
Formosa Petrochemical Corp.††	28,990	73,868
Formosa Plastics Corp.††	51,601	132,181
Foxconn Technology Co. Ltd.††	20,947	51,773
Fubon Financial Holding Co. Ltd.††	71,314	111,950
Giant Manufacturing Co. Ltd.††	3,000	24,607
Hon Hai Precision Industry Co. Ltd.††	58,639	200,938
Hotai Motor Co. Ltd.††	7,000	90,662
HTC Corp.††	9,465	41,295
Hua Nan Financial Holdings Co. Ltd.††	72,717	46,742
Innolux Corp.*††	49,877	23,534
Largan Precision Co. Ltd.††	1,000	76,824
Lite-On Technology Corp.††	34,401	57,717
MediaTek, Inc.††	11,082	171,507
Mega Financial Holding Co. Ltd.††	76,175	66,895
Nan Kang Rubber Tire Co. Ltd.††	15,599	18,163
Nan Ya Plastics Corp.††	55,597	129,181
Novatek Microelectronics Corp.††	10,145	51,361
Pou Chen Corp.††	37,157	41,534
President Chain Store Corp.††	7,496	59,631
Quanta Computer, Inc.††	16,571	46,281
Realtek Semiconductor Corp.††	14,315	45,337
Shin Kong Financial Holding Co. Ltd.††	68,453	22,737
Siliconware Precision Industries Co.††	36,000	49,136
SinoPac Financial Holdings Co. Ltd.††	64,559	30,275
Synnex Technology International Corp.††	23,941	37,423
Tainan Spinning Co. Ltd.††	115,165	75,645
Taishin Financial Holding Co. Ltd.††	112,962	60,287
Taiwan Cement Corp.††	32,057	47,723
Taiwan Cooperative Financial Holding Co. Ltd.††	38,983	23,201
Taiwan Fertilizer Co. Ltd.††	16,000	32,438
Taiwan Mobile Co. Ltd.††	27,874	85,309
Taiwan Semiconductor Manufacturing Co. Ltd.††	95,911	384,534
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	55,761	1,115,220

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Tatung Co. Ltd.*††	245,916	$80,672
TSRC Corp.††	19,635	29,035
Tung Ho Steel Enterprise Corp.††	37,476	32,798
Uni-President Enterprises Corp.††	76,755	146,115
United Microelectronics Corp.††	110,000	50,741
Walsin Lihwa Corp.*††	120,000	44,628
Wistron Corp.††	34,294	32,767
Yuanta Financial Holding Co. Ltd.††	104,172	57,852
Yulon Motor Co. Ltd.††	49,640	80,984
Zinwell Corp.††	22,435	22,132

TOTAL TAIWAN		$5,597,501
THAILAND - 0.4%
Advanced Info Service PCL††	23,300	149,872
Airports of Thailand PCL††	7,000	46,316
Bangkok Bank PCL††	12,100	73,767
Bangkok Dusit Med Service††	89,000	46,860
Bangkok Expressway PCL††	24,400	28,215
Banpu Public Co. Ltd.††	29,000	27,885
BEC World PCL††	18,000	27,894
Berli Jucker PCL††	60,600	105,351
Big C Supercenter PCL††	12,200	87,508
Bts Group Holdings PCL††	134,400	35,609
Bumrungrad Hospital PCL††	16,000	59,750
Central Pattana PCL††	54,000	79,545
Charoen Pokphand Foods PCL††	91,300	75,506
CP ALL PCL††	98,600	141,362
Electricity Generating PCL††	8,600	39,001
Glow Energy PCL††	9,100	23,931
Hana Microelectronics PCL††	113,100	130,039
Indorama Ventures PCL††	46,100	37,367
Intouch Holdings PCL Class F††	17,200	36,479
IRPC PCL††	269,900	28,306
Kasikornbank PCL††	16,600	108,772
Krung Thai Bank PCL††	93,750	62,277
PTT Exploration & Production PCL††	26,409	133,048
PTT Global Chemical PCL††	24,800	50,534
PTT Global Chemical PCL (Foreign)††	1,681	3,425
PTT PCL††	13,500	133,706
Ratchaburi Electricity Generating Holding
PCL††	19,500	32,834
Siam Cement PCL††	4,700	62,580
Siam City Cement PCL††	1,000	13,715
Siam Commercial Bank PCL††	23,600	129,903
Thai Beverage PCL††	242,369	118,829
Thai Oil PCL††	15,800	25,315
Thai Union Frozen Products PCL††	20,664	41,915

Description	Number of Shares	Value
TMB Bank PCL††	703,000	$61,958
Total Access Communication PCL††	18,100	57,824
True Corp. PCL*††	184,000	53,923

TOTAL THAILAND		$2,371,121
TUNISIA - 0.0%**
Banque de Tunisie††	7,750	46,106
Carthage Cement*††	21,000	40,213
Ennakl††	4,230	23,575
Poulina Group Holding††	7,600	24,349
Soc Tunisienne D’Assur Reass*††	230	18,793
Societe D’Articles Hygieniqu	2,450	17,952
Societe Moderne de Ceramique††	11,100	18,696
Tunisie Profiles Aluminium††	7,500	18,238

TOTAL TUNISIA		$207,922
TURKEY - 0.4%
Akbank TAS††	41,103	163,010
Akenerji Elektrik Uretim AS*††	1	—
Anadolu Efes Biracilik Ve Malt Sanayii AS††	4,363	52,916
Arcelik AS††	9,420	59,600
BIM Birlesik Magazalar AS††	5,520	130,713
Coca-Cola Icecek AS††	2,500	62,716
Dogan Sirketler Grubu Holding AS*††	85,907	32,347
Dogus Otomotiv Servis ve Ticaret AS††	6,600	25,780
Emlak Konut Gayrimenkul Yatirim Ortakligi AS††	37,200	48,205
Enka Insaat ve Sanayi AS††	31,455	81,982
Eregli Demir ve Celik Fabrikalari TAS††	72,356	152,565
Haci Omer Sabanci Holding AS††	16,548	77,123
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*††	82,673	89,307
KOC Holding AS††	25,028	131,325
Koza Altin Isletmeleri AS††	2,800	28,936
Petkim Petrokimya Holding AS*††	16,518	26,267
TAV Havalimanlari Holding AS††	5,400	44,316
Tekfen Holding AS††	18,500	42,903
Tupras Turkiye Petrol Rafinerileri AS††	5,636	137,735
Turk Hava Yollari††	22,042	66,139
Turk Telekomunikasyon AS††	25,727	77,020
Turkcell Iletisim Hizmetleri AS*††	26,668	174,390
Turkiye Garanti Bankasi AS††	41,123	169,354
Turkiye Halk Bankasi AS††	13,054	98,291
Turkiye Is Bankasi††	30,292	84,519
Turkiye Sinai Kalkinma Bankasi AS††	40,312	35,797
Turkiye Vakiflar Bankasi Tao††	22,040	51,769
Ulker Biskuvi Sanayi AS††	2,881	22,296
Yapi ve Kredi Bankasi AS††	15,178	34,578

July 31, 2014 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Yazicilar Holding AS††	6,080	$54,338

TOTAL TURKEY		$2,256,237
UKRAINE – 0.0%**
Avangardco Investments Public Ltd. GDR*††	3,100	28,210
Ferrexpo PLC††	36,650	82,802
MHP SA GDR††	4,100	52,946

TOTAL UKRAINE		$163,958
UNITED ARAB EMIRATES – 0.2%
Aabar Investments PJSC*	83,600	—
Abu Dhabi Commercial Bank PJSC††	49,070	119,701
Abu Dhabi National Hotels	32,000	30,492
Air Arabia PJSC††	210,900	79,205
Aldar Properties PJSC††	73,140	74,671
Arabtec Holding Co.*††	108,460	124,485
DP World Ltd.††	7,100	140,568
Dubai Financial Market††	56,800	52,375
Emaar Properties PJSC††	71,056	188,235
First Gulf Bank PJSC††	21,860	107,890
National Bank of Abu Dhabi PJSC††	26,045	102,408
Ras Al Khaimah Ceramics††	45,200	38,807
Union National Bank PJSC††	19,982	35,842

TOTAL UNITED ARAB EMIRATES		$1,094,679
UNITED KINGDOM – 13.2%
3i Group PLC††	511,303	3,247,539
Abcam PLC††	70,700	474,139
Aberdeen Asset Management PLC††	4,302	29,866
Aggreko PLC††	1,734	50,214
Ahli United Bank BSC	77,175	62,121
Alent PLC††	17,900	101,003
Anglo American PLC††	76,127	2,044,472
Antofagasta PLC††	1,765	24,017
ARM Holdings PLC††	9,677	137,767
Ashtead Group PLC††	54,200	813,038
ASOS PLC††	317	13,326
Associated British Foods PLC††	635	29,726
AstraZeneca PLC††	16,535	1,207,332
Aviva PLC††	44,531	376,857
Babcock International Group PLC††	38,262	707,122
BAE Systems PLC††	86,082	620,391
Barclays PLC††	135,473	774,922
Barratt Developments PLC††	1,885	11,058
BG Group PLC††	153,517	3,027,251
BHP Billiton PLC††	7,038	240,081
BP PLC††	176,299	1,435,739
BP PLC ADR	44,622	2,185,139
British American Tobacco PLC††	8,755	512,891

Description	Number of Shares	Value
Britvic PLC*††	55,600	$657,026
BT Group PLC††	88,266	577,871
Bunzl PLC††	1,783	47,791
Burberry Group PLC††	2,540	60,398
Carnival PLC††	1,782	64,306
Centrica PLC††	117,643	612,977
Chemring Group PLC††	46,900	160,393
CNH Industrial NV††	2,965	27,367
Cobham PLC††	6,837	33,734
Compass Group PLC††	8,402	136,907
Computacenter PLC††	16,500	169,000
Croda International PLC††	858	30,344
Dairy Crest Group PLC††	13,900	98,376
Debenhams PLC††	148,800	165,395
Diageo PLC††	112,687	3,384,265
Dialog Semiconductor PLC††	21,500	653,876
Direct Line Insurance Group††	46,200	221,770
easyJet PLC††	1,800	39,231
Experian PLC††	964	16,495
G4S PLC††	8,277	35,025
GKN PLC††	11,542	66,409
GlaxoSmithKline PLC††	31,048	748,220
Glencore Xstrata PLC††	895,143	5,409,037
Grainger PLC††	61,000	220,936
HSBC Holdings PLC (0540528)††	120,677	1,293,774
HSBC Holdings PLC (404280406)	33,408	1,783,653
Ig Group Holdings PLC††	14,100	144,851
IMI PLC††	2,116	50,469
Imperial Tobacco Group PLC††	2,627	113,734
Intercontinental Hotels Group††	1,462	59,315
International Consolidated Airlines Group SA*††	4,810	26,737
Intertek Group PLC††	1,153	49,781
Investec PLC††	3,817	33,015
ITV PLC††	1,043,551	3,663,056
J Sainsbury PLC††	97,734	515,144
Johnson Matthey PLC††	1,139	56,753
Kingfisher PLC††	22,639	114,347
Kuwait Finance House	27,120	78,512
Legal & General Group PLC††	5,282	20,838
Lloyds Banking Group PLC# *††	2,948,851	3,989,352
London Stock Exchange Group PLC††	2,311	75,383
Meggitt PLC††	6,123	52,429
Melrose Industries PLC††	8,062	35,710
Mitie Group PLC††	30,500	156,598
Mondi PLC††	9,300	162,880
National Grid PLC††	11,377	162,046

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      71

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
National Industries Group Class H	58,170	$45,591
Next PLC††	1,183	135,019
Old Mutual PLC††	105,300	346,414
Optimal Payments PLC††	45,000	343,319
Pearson PLC††	79,391	1,527,081
Persimmon PLC††	1,113	23,442
Petrofac Ltd.††	2,059	37,944
Premier Foods PLC*††	201,280	142,428
Prudential PLC††	10,365	238,228
Randgold Resources Ltd.††	804	69,230
Reckitt Benckiser Group PLC††	22,433	1,980,335
Reed Elsevier PLC††	3,692	59,352
Resolution Ltd.††	31,970	178,785
Rexam PLC††	3,747	31,587
Rio Tinto PLC††	4,800	274,340
Rolls Royce Holdigns - Class C††	1,733,022	2,926
Rolls-Royce Holdings PLC††	194,008	3,386,685
Royal Bank of Scotland Group PLC# *††	14,425	85,980
Royal Bank of Scotland Group PLC ADR*	7,668	91,096
Royal Dutch Shell PLC (B03MLX2)††	65,170	2,679,800
Royal Dutch Shell PLC ADR (780259107)	23,558	1,994,969
Royal Dutch Shell PLC Class B††	40,648	1,750,382
SABMiller PLC††	2,597	141,411
Sage Group PLC††	11,021	68,452
Schroders PLC††	648	26,036
Severn Trent PLC††	2,536	82,732
Shire PLC††	46,488	3,826,363
Smith & Nephew PLC††	4,929	84,827
Smiths Group PLC††	1,864	39,999
SSE PLC††	2,269	55,724
Standard Chartered PLC††	12,627	261,857
Tate & Lyle PLC††	31,082	326,318
Tesco PLC††	111,217	482,542
Tullow Oil PLC††	7,099	87,038
Unilever PLC††	6,595	284,948
United Utilities Group PLC††	4,720	70,746
Vedanta Resources PLC††	2,533	44,687
Vesuvius PLC††	33,100	259,095
Vodafone Group PLC††	167,368	1,267,835
Weir Group PLC††	1,346	58,095
Whitbread PLC††	1,014	73,429
WM Morrison Supermarkets PLC††	166,309	472,037
WPP PLC††	156,866	3,122,673

TOTAL UNITED KINGDOM		$70,963,314
UNITED STATES – 2.3%
Actavis PLC*	14,601	3,128,410

Description	Number of Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	68,877	$2,563,602
Jazz Pharmaceuticals PLC*	22,342	3,121,848
LyondellBasell Industries NV	31,512	3,348,150

TOTAL UNITED STATES		$12,162,010

TOTAL COMMON STOCKS (COST $430,980,120)		$498,618,589
INVESTMENT COMPANY – 2.7%
DFA International Small Cap Value Portfolio	675,303	14,289,402

TOTAL INVESTMENT COMPANY (COST $12,458,170)		$14,289,402
PREFERRED STOCKS – 0.8%
BRAZIL – 0.7%
AES Tiete SA	3,080	25,617
Alpargatas SA	10,197	48,002
Banco Bradesco SA	120,683	1,851,138
Bradespar SA	2,600	26,415
Braskem SA	3,300	20,407
Cia Brasileira de Distribuicao Grupo Pao de Acucar	823	39,754
Cia Energetica de Minas Gerais	12,676	103,531
Cia Energetica de Sao Paulo	3,500	44,476
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	5,760	26,556
Gerdau SA	6,100	35,867
Itau Unibanco Holding SA	19,624	303,604
Itausa – Investimentos Itau SA††	29,646	124,007
Klabin SA	17,700	17,476
Lojas Americanas SA	7,527	48,007
Marcopolo SA	20,400	35,877
Metalurgica Gerdau SA	3,500	24,745
Oi SA	17,000	11,090
Petroleo Brasileiro SA	44,059	372,475
Telefonica Brasil SA	4,910	98,774
Usinas Siderurgicas de Minas Gerais SA*	5,800	20,682
Vale SA	23,741	305,350

TOTAL BRAZIL		$3,583,850
CHILE – 0.0%**
Embotelladora Andina SA	10,300	36,642
Sociedad Quimica y Minera de Chile SA	3,740	103,492

TOTAL CHILE		$140,134
COLOMBIA – 0.0%**
Grupo Argos SA	2,418	29,195
Grupo Aval Acciones y Valores	84,500	62,584

TOTAL COLOMBIA		$91,779
CROATIA – 0.0%**
Adris Grupa DD††	1,559	80,440

July 31, 2014 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
GERMANY – 0.1%
Bayerische Motoren Werke AG††	841	$79,699
Henkel AG & Co. KGaA††	105	11,676
Porsche Automobil Holding SE††	1,033	96,553
Volkswagen AG††	821	190,667

TOTAL GERMANY		$378,595
PHILIPPINES – 0.0%**
Ayala Land Voting	178,200	410
RUSSIA – 0.0%**
Surgutneftegas OAO ADR	22,870	159,978

TOTAL PREFERRED STOCKS (COST $4,055,506)		$4,435,186
MONEY MARKET FUND – 2.1%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	11,244,957	11,244,957

TOTAL MONEY MARKET FUND (COST $11,244,957)		$11,244,957
RIGHTS – 0.0%**
BULGARIA – 0.0%**
Petrol AD Sofia*††	37,250	—
INDONESIA – 0.0%**
Bumi Resources Tbk	1,678,650	145
ROMANIA – 0.0%**
Transelectrica SA, Expire To Be Determined at RON 10.00*††	2,450	65
SOUTH AFRICA – 0.0%**
Steinhoff International Holdings Ltd.#	879	117
TAIWAN – 0.0%**
Innolux Corp.	3,747	225
THAILAND – 0.0%**
True Corp. PCL Foreign	71,525	6,794

TOTAL RIGHTS (COST $0)		$7,346
CALL WARRANTS – 1.1%
Citigroup Global Markets -
Bank Alfalah Ltd., Expire 1/20/15*•Ω	65,000	18,740
Boubyan Petrochemicals Co., Expire 3/24/16*	138,500	329,870
DG Khan Cement Co. Ltd., Expire 1/17/17*•Ω	43,500	38,518
Fauji Fertilizer Co. Ltd., Expire 1/17/17*•Ω	37,000	41,328
Hub Power Co Ltd./The, Expire 1/17/17*•Ω	69,299	44,400
Lucky Cement Ltd., Expire 1/20/15*•Ω	15,300	62,190
MCB Bank Ltd., Expire 1/20/15*•Ω	33,900	104,745
Merrill Lynch Intl & Co. 05/22/19	1,340	53,726
Mobile Telecommunications Co., Expire 3/24/16*	286,100	422,665

Description	Number of Shares	Value
National Bank of Pakistan, Expire
1/20/15*•Ω	55,000	$34,114
Nishat Mills Ltd., Expire 1/17/17*•Ω	18,900	22,938
Oil & Gas Development Co. Ltd., Expire 1/20/15*•Ω	32,300	90,198
OTC Pharm, Expire 5/23/14*††	3,313	6,187
Pakistan State Oil Co. Ltd., Expire
1/17/17*•Ω	13,090	53,398
Pakistan Telecommunication Co. Ltd., Expire 1/20/15*•Ω	91,800	25,295
Peugeot SA, Expire 4/29/17*	4,944	11,817
SUI Southern Gas Co. Ltd., Expire 1/20/15*•Ω	91,500	30,864
Sun Hung Kai Properties Ltd., Expire 5/22/16*	833	2,094
JPMorgan Chase Bank NA -
FPT Corp., Expire 1/13/15*•Ω	31,187	73,601
HAGL JSC, Expire 3/03/15*•Ω	59,408	70,696
Hoa Phat Group JSC, Expire 3/03/15*•Ω	26,224	70,543
Masan Group Corp., Expire 7/07/16*	27,330	113,966
PetroVietnam Drilling & Well Services JSC, Expire 12/15/14*•Ω	14,520	64,614
PetroVietnam Fertilizer & Chemicals JSC, Expire 12/09/14*•Ω	12,430	17,651
Pha Lai Thermal Power JSC, Expire 1/13/15*•Ω	38,600	39,758
Saudi Pharmaceutical Industries Ltd., Expire 9/24/15*	1,988	25,327
Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/16*	80,698	55,682
Vingroup JSC, Expire 12/16/14*•Ω	22,600	78,422
Merrill Lynch International & Co. -
ABB India Ltd., Expire 6/05/17*	2,560	44,036
Adani Ports and Special Economic Zone, Expire 12/17/14*	11,700	50,262
Aditya Birla Nuvo Ltd., Expire 6/11/15*•Ω	1,600	38,675
Ambuja Cements Ltd., Expire 6/11/15*•Ω	17,000	57,984
Axis Bank Ltd., Expire 3/16/15*•Ω	12,800	82,945
Bharat Heavy Electricals Ltd., Expire 8/17/15*	8,720	32,891
Bharti Airtel Ltd., Expire 2/08/16*	26,300	162,442
Cairn India Ltd., Expire 11/14/16*	8,870	46,326
Cipla Ltd., Expire 9/09/15*	4,300	32,592
Coal India Ltd., Expire 11/02/15*	7,780	46,213
Colgate-Palmolive India Ltd., Expire 8/10/17*	900	23,348
Container Corp. of India, Expire 2/02/15*•Ω	1,450	31,100
DLF Ltd., Expire 2/01/16*	11,800	38,778
Dr. Reddy’s Laboratories Ltd., Expire 12/17/15*	1,400	65,238
Essar Oil Ltd., Expire 3/27/17*	23,290	44,393

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Multi-Manager International Fund (continued)

	Number of
Description	Shares	Value
HCL Technologies Ltd., Expire 8/17/15*	3,500	$89,744
HDFC Bank Ltd., Expire 5/26/15*•Ω	12,230	168,071
Hero Motocorp Ltd., Expire 4/18/16*	900	38,591
Hindustan Unilever Ltd., Expire 12/14/15*	9,900	112,118
Housing Development Finance Corp., Expire 8/19/15*	15,300	269,370
Idea Cellular Ltd., Expire 2/14/17*	24,300	62,886
IDFC Ltd., Expire 7/29/15*	32,000	80,454
Indian Oil Corp. Ltd., Expire 7/29/16*	9,400	51,618
ITC Ltd., Expire 8/04/15*	23,500	138,854
Jaiprakash Associates Ltd., Expire 6/15/15*•Ω	19,500	18,940
Jindal Steel & Power Ltd., Expire 10/8/15*	9,510	43,266
Kotak Mahindra Bank Ltd., Expire 3/27/17*	3,900	61,142
Mahindra & Mahindra Ltd., Expire 12/10/15*	4,400	86,797
Maruti Suzuki India Ltd., Expire 11/30/15*	1,000	41,647
Nestle India Ltd., Expire 9/17/15*	570	47,969
NTPC Ltd., Expire 10/06/14*•Ω	54,303	129,833
Oil & Natural Gas Corp. Ltd., Expire 2/28/16*	21,500	140,367
Piramal Enterprises Ltd., Expire 1/19/18*	4,505	48,164
Power Grid Corp. of India Ltd., Expire 3/27/17*	36,900	81,789
Ranbaxy Laboratories Ltd., Expire 10/26/15*	5,000	48,176
Reliance Capital Ltd., Expire 8/30/16*	7,700	74,279
Reliance Communications Ltd., Expire 12/28/15*	16,729	37,267
Reliance Infrastructure Ltd., Expire 2/11/16*	4,900	60,146
Reliance Power Ltd., Expire 3/27/17*	23,200	35,508
Sesa Goa Ltd., Expire 12/04/14*	17,500	84,066
Steel Authority, Expire 5/30/18*	32,680	47,386
Sun Pharmaceutical Industries Ltd., Expire 2/02/15*•Ω	12,000	156,965
Suzlon Energy Ltd., Expire 8/15/15*	163,300	58,674
Tata Consultancy Services Ltd., Expire 8/06/14*	5,840	249,605
Tata Power Co. Ltd., Expire 9/17/15*	33,500	54,364
Tata Steel Ltd., Expire 12/23/14*•Ω	4,750	43,568
Ultratech Cement Ltd., Expire 6/10/14*	1,340	63,184
United Spirits Ltd., Expire 1/13/16*	1,200	46,879

TOTAL CALL WARRANTS
(COST $4,633,181)		$5,572,257
CERTIFICATES – 0.1%
Citigroup Global Markets -
Commercial Bank of Kuwait, Expire 3/17/17*	21,312	53,421
HSBC Bank PLC -
Agility Public Warehousing K.S.C., Expire 10/17/16*	19,950	56,346
Al Rajhi Bank, Expire 2/16/15*	3,575	65,067
Almarai Co. Ltd., Expire 11/24/14*	2,070	40,241

	Number of
Description	Shares	Value
Etihad Etisalat Co., Expire 12/05/14*	35,124	$394,788
Saudi Cement Co., Expire 8/10/15*	960	28,269
Savola, Expire 2/02/15*	1,870	40,831
Sultan Center Food Production, Expire 7/27/15*	100,000	36,011

TOTAL CERTIFICATES
(COST $555,564)		$714,974
REAL ESTATE INVESTMENT TRUSTS – 0.5%
AUSTRALIA – 0.0%**
CFS Retail Property Trust Group††	9,654	19,349
Federation Centres Ltd.††	15,794	37,547
Stockland††	25,350	94,955

TOTAL AUSTRALIA		$151,851
CANADA – 0.0%**
H&R Real Estate Investment Trust	1,200	25,456
FRANCE – 0.5%
Unibail-Rodamco SE††	8,774	2,355,251
HONG KONG – 0.0%**
Link REIT††	17,500	99,287
NETHERLANDS – 0.0%**
Corio NV††	1,053	55,942
NIGERIA – 0.0%**
Afriland Properties PLC*††	24,606	—

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $2,165,292)		$2,687,787

TOTAL INVESTMENTS IN SECURITIES – 99.9%
(COST $466,092,790)		$537,570,498

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%
REPURCHASE AGREEMENTS – 1.3%
Daiwa Capital Markets America, 0.12%, dated 07/31/14, due 08/01/14, repurchase price $1,697,890, collateralized by U.S. Government & Treasury Securities 0.00% to 6.50%, maturing 08/15/14 to 03/01/48; total market value of $1,731,842.	$1,697,884	$1,697,884
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $1,697,887, collateralized by U.S. Treasury Securities 0.00% to 4.13%, maturing 08/07/14 to 02/15/21; total market value of $1,731,847.	1,697,884	1,697,884
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $357,432, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $364,587.	357,431	357,431

July 31, 2014 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Par Value	Value
Merrill Lynch Pierce Fenner & Smith, 0.09%, dated 07/31/14, due 08/01/14, repurchase price $1,697,888, collateralized by U.S. Government Securities 2.18% to 4.50%, maturing 12/01/27 to 07/01/44; total market value of $1,731,841.	$1,697,884	$1,697,884
Nomura Securities International, Inc.,
0.10%, dated 07/31/14, due 08/01/14, repurchase price $1,697,889, collateralized by U.S. Government & Treasury Securities 0.00% to 9.13%, maturing 10/30/14 to 03/20/63; total market value of $1,731,842.	1,697,884	1,697,884

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $7,148,967)		$7,148,967

Description	Par Value	Value
TOTAL INVESTMENTS – 101.2%
(COST $473,241,757)		$544,719,465
COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(7,148,967)
OTHER ASSETS LESS LIABILITIES – 0.1%		815,983

TOTAL NET ASSETS – 100.0%		$538,386,481

Cost of investments for Federal income tax purposes is $481,592,904. The net unrealized appreciation/(depreciation) of investments was $63,126,561. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $92,212,823 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,086,262.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$81,020,561	$417,598,028	$—	$498,618,589
Investment Company	14,289,402	—	—	14,289,402
Preferred Stocks	3,851,734	583,452	—	4,435,186
Money Market Fund	11,244,957	—	—	11,244,957
Rights	262	7,084	—	7,346
Call Warrants	5,512,344	59,913	—	5,572,257
Certificates	714,974	—	—	714,974
Real Estate Investment Trusts	25,456	2,662,331	—	2,687,787
Repurchase Agreements	—	7,148,967	—	7,148,967

Total Investments	$116,659,690	$428,059,775	$—	$544,719,465

Other Financial Instruments^
Forward Foreign Currency Contracts	—	84	—	84

Total Assets	$116,659,690	$428,059,859	$—	$544,719,549

Liabilities
Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$(2,084)	$—	$(2,084)

Total Liabilities	$—	$(2,084)	$—	$(2,084)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At July 31, 2014, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

					Unrealized
		Contracts to	Contract	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	Value	(Depreciation)
CONTRACTS PURCHASED
8/4/2014	Bank of New York	2,742,412 Japanese Yen	$ 26,618	$ 26,661	$ 43
8/4/2014	Bank of New York	465,494 Swiss Franc	513,150	512,246	(904)
8/4/2014	Bank of New York	53,942 Swiss Franc	59,496	59,360	(136)
8/4/2014	Bank of New York	36,199 Norwegian Krone	5,792	5,757	(35)
8/4/2014	Bank of New York	28,179 Pound Sterling	47,711	47,572	(139)
8/4/2014	Bank of New York	7,309 Pound Sterling	12,376	12,340	(36)
8/5/2014	Bank of New York	946,101 Japanese Yen	9,207	9,198	(9)
8/5/2014	Bank of New York	258,917 Euro	346,877	346,707	(170)
8/5/2014	Bank of New York	53,000 Swedish Krona	7,685	7,683	(2)
8/5/2014	Bank of New York	42,600 Euro	57,031	57,044	13
8/5/2014	Bank of New York	37,784 Pound Sterling	63,855	63,789	(66)
8/5/2014	Bank of New York	28,458 Pound Sterling	48,065	48,043	(22)
8/5/2014	Bank of New York	25,803 Pound Sterling	43,581	43,561	(20)
8/5/2014	Bank of New York	21,607 Norwegian Krone	3,442	3,436	(6)
8/6/2014	Keefe, Bruyette & Woods Ltd.	49,274 Swiss Franc	54,223	54,223	—
CONTRACTS SOLD
8/4/2014	Bank of New York	10,647,749 Japanese Yen	103,347	103,514	(167)
8/4/2014	Bank of New York	5,187,481 Japanese Yen	50,350	50,431	(81)
8/4/2014	Bank of New York	177,079 Swedish Krona	25,648	25,670	(22)

July 31, 2014 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (concluded)

					Unrealized
		Contracts to	Contract	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	Value	(Depreciation)
CONTRACTS SOLD (continued)
8/4/2014	Bank of New York	117,293 Swedish Krona	$ 16,989	$ 17,003	$ (14)
8/4/2014	Bank of New York	39,699 Swedish Krona	5,750	5,755	(5)
8/4/2014	Bank of New York	14,230 Swiss Franc	15,687	15,659	28
8/4/2014	Bank of New York	13,265 Swedish Krona	1,921	1,923	(2)
8/5/2014	Bank of New York	1,357,196 Swedish Krona	196,496	196,742	(246)
8/5/2014	Bank of New York	9,863 Swedish Krona	1,428	1,430	(2)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(2,000)

					Unrealized
		Contracts to	In Exchange	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	For	Value	(Depreciation)
CONTRACTS PURCHASED
8/1/2014	Bank of New York	374,714 Hong Kong Dollar	$ 48,350	$ 48,350	$ —
8/1/2014	Bank of New York	189,800 Euro	254,978	254,151	(827)
8/1/2014	Citigroup Global Markets	29,883 Euro	40,075	40,015	(60)
8/1/2014	Bank of New York	29,045 Norwegian Krone	4,666	4,620	(46)
8/1/2014	Bank of New York	21,526 Pound Sterling	36,511	36,342	(169)
8/4/2014	Bank of New York	152,747 Hong Kong Dollar	19,709	19,709	—
CONTRACTS SOLD
8/1/2014	Bank of New York	19,027,372 Japanese Yen	186,291	184,974	1,317
8/1/2014	Bank of New York	767,647 CZK	37,405	37,144	261
8/1/2014	Bank of New York	284,992 Swedish Krona	41,564	41,314	250
8/1/2014	Bank of New York	178,272 Swedish Krona	26,000	25,843	157
8/1/2014	Bank of New York	86,592 Euro	115,779	115,951	(172)
8/1/2014	Bank of New York	82,336 Euro	110,610	110,251	359
8/1/2014	Bank of New York	75,000 Australian Dollar	69,911	69,697	214
8/1/2014	Bank of New York	69,288 Euro	93,082	92,780	302
8/1/2014	Bank of New York	26,615 Euro	3,881	3,858	23
8/4/2014	Bank of New York	77,427 Euro	103,731	103,679	52
8/4/2014	Bank of New York	77,126 Euro	103,326	103,275	51
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$1,712

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Multi-Manager Alternatives Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 34.6%
BIOTECHNOLOGY – 0.1%
Idenix Pharmaceuticals, Inc.*	7,500	$183,150
CAPITAL MARKETS – 0.5%
BGC Partners, Inc.	129,521	1,014,149
COMMERCIAL BANKS – 1.8%
Aozora Bank Ltd.Ö	900,046	3,058,434
OmniAmerican Bancorp, Inc.	30,000	741,300

TOTAL COMMERCIAL BANKS		$3,799,734
COMPUTERS & PERIPHERALS – 1.1%
Nokia OYJ ADR*,Ö	297,500	2,359,175
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
Com Hem Holding ABÖ	296,471	2,477,683
Ziggo NVÖ	63,800	2,877,066

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$5,354,749
ENERGY EQUIPMENT & SERVICES – 1.4%
Dresser-Rand Group, Inc.*,Ö	47,215	2,809,765
FOOD PRODUCTS – 4.5%
ConAgra Foods, Inc.	87,081	2,623,750
Danone SAÖ	37,305	2,694,563
Hillshire Brands Co.Ö	16,900	1,060,813
Maple Leaf Foods, Inc.	75,100	1,354,810
Mead Johnson Nutrition Co.	17,434	1,594,165

TOTAL FOOD PRODUCTS		$9,328,101
HEALTH CARE EQUIPMENT & SUPPLIES – 0.5%
CONMED Corp.Ö	28,568	1,114,152
HEALTH CARE PROVIDERS & SERVICES – 1.0%
Extendicare, Inc.Ö	313,083	2,144,935
HOTELS, RESTAURANTS & LEISURE – 0.9%
International Game Technology	115,100	1,948,643
INSURANCE – 0.8%
Meadowbrook Insurance Group, Inc.	161,119	971,548
National Interstate Corp.	21,243	575,473

TOTAL INSURANCE		$1,547,021
INTERNET SOFTWARE & SERVICES – 0.2%
Web.com Group, Inc.*	18,000	477,900
IT SERVICES – 1.7%
InterXion Holding NV*,Ö	127,119	3,457,638

Description	Number of Shares	Value
MEDIA – 8.4%
Cablevision Systems Corp.Ö	114,512	$2,200,921
CBS Outdoor Americas, Inc.	18,000	599,220
Loral Space & Communications, Inc.Ö	13,263	958,915
Perform Group PLC*,Ö	621,076	2,221,487
Promotora de Informaciones*	2,997,783	1,367,431
Rtl GroupÖ	24,534	2,497,456
Societe Television Francaise 1Ö	161,229	2,377,931
Time Warner Cable, Inc.Ö	13,300	1,929,830
Time Warner, Inc.	12,000	996,240
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SAÖ	399,053	2,378,418

TOTAL MEDIA		$17,527,849
METALS & MINING – 1.4%
Barrick Gold Corp.	33,125	598,900
Newmont Mining Corp.Ö	92,500	2,304,175

TOTAL METALS & MINING		$2,903,075
OIL, GAS & CONSUMABLE FUELS – 1.3%
Lundin Petroleum AB*,Ö	154,016	2,760,534
PERSONAL PRODUCTS – 1.2%
Prestige Brands Holdings, Inc.*,Ö	79,484	2,448,107
PHARMACEUTICALS – 2.0%
Actavis PLC*	4,500	964,170
Allergan, Inc.Ö	14,879	2,467,831
AstraZeneca PLC ADRÖ	10,800	786,132

TOTAL PHARMACEUTICALS		$4,218,133
REAL ESTATE INVESTMENT TRUSTS – 0.5%
Newcastle Investment Corp.	250,000	1,117,500
SOFTWARE – 1.2%
Nuance Communications, Inc.*	136,000	2,472,480
THRIFTS & MORTGAGE FINANCE – 0.8%
New York Community Bancorp, Inc.	107,000	1,699,160
WIRELESS TELECOMMUNICATION SERVICES – 0.7%
T-Mobile US, Inc.*,Ö	44,050	1,451,007

TOTAL COMMON STOCKS (COST $73,560,192)		$72,136,957
INVESTMENT COMPANIES – 10.4%
ALTERNATIVE INVESTMENT FUND – 4.3%
Arbitrage Fund, Class I	690,430	8,961,786

July 31, 2014 (unaudited)

78     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
EQUITY FUNDS – 6.1%
Professionally Managed Portfolios – The Osterweis Strategic Income Fund, Class I	1,072,432	$12,794,110

TOTAL INVESTMENT COMPANIES (COST $21,616,972)		$21,755,896

	Par Value
CORPORATE BONDS – 18.4%
DIVERSIFIED FINANCIAL SERVICES – 0.6%
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
Sr. Unsecured, 6.88%, 4/15/22•,Ω	$1,250,000	$1,256,250
ENVIORNMENTAL CONTROL – 1.3%
ADS Waste Holdings, Inc.,
Company Guaranteed, 8.25%, 10/01/20	2,525,000	2,727,000
HEALTH CARE PROVIDERS & SERVICES – 1.1%
Tenet Healthcare Corp.,
Sr. Unsecured, 8.13%, 4/01/22	2,000,000	2,270,000
LODGING – 1.0%
Marina District Finance Co., Inc.,
Sr. Secured, 9.88%, 8/15/18	2,000,000	2,095,000
MACHINERY – 2.0%
BlueLine Rental Finance Corp.,
Secured, 7.00%, 2/01/19•,Ω	2,650,000	2,782,500
Vander Intermediate Holding II Corp.,
Sr. Unsecured, 9.75%, 2/01/19•,Ω	1,230,000	1,291,500

TOTAL MACHINERY		$4,074,000
OIL & GAS – 1.2%
Offshore Group Investment Ltd.,
Sr. Secured, 7.50%, 11/01/19	2,500,000	2,587,500
RETAIL – 3.7%
Burlington Coat Factory Warehouse Corp., Company Guaranteed, 10.00%, 2/15/19	2,227,000	2,444,132
Burlington Holdings LLC / Burlington Holding Finance, Inc.,
Sr. Unsecured, 9.00%, 2/15/18•,Ω	577,000	588,540
Michaels Finco Holding LLC / Michaels Finco, Inc.,
Sr. Unsecured, 7.50%, 8/01/18•,Ω	2,000,000	2,042,500
Neiman Marcus Group Ltd., Inc.,
Company Guaranteed, 8.75%, 10/15/21•,Ω	2,500,000	2,675,000

TOTAL RETAIL		$7,750,172
SOFTWARE – 1.4%
First Data Corp.,
Company Guaranteed, 11.75%, 8/15/21	2,504,000	2,885,860
TELECOMMUNICATIONS – 6.1%
Altice SA,
Company Guaranteed, 7.75%, 5/15/22•,Ω	2,500,000	2,562,500

Description	Par Value	Value
Intelsat Jackson Holdings SA,
Company Guaranteed, 7.25%, 10/15/20	$2,000,000	$2,115,000
Intelsat Jackson Holdings SA,
Company Guaranteed, 7.50%, 4/01/21	150,000	160,688
Level 3 Financing, Inc.,
Company Guaranteed, 8.13%, 7/01/19	2,375,000	2,553,125
Sprint Corp.,
Company Guaranteed, 7.25%, 9/15/21•,Ω	2,025,000	2,166,750
West Corp.,
Company Guaranteed, 7.88%, 1/15/19	1,974,000	2,082,570
Wind Acquisition Finance SA,
Company Guaranteed, 7.38%, 4/23/21•,Ω	1,125,000	1,175,625

TOTAL TELECOMMUNICATIONS		$12,816,258

TOTAL CORPORATE BONDS (COST $38,483,371)		$38,462,040
U.S. GOVERNMENT OBLIGATIONS – 4.4%
U.S. TREASURY BILLS – 3.9%
0.09%, 10/16/14Ö,‡	4,150,000	4,149,869
0.09%, 1/08/15Ö,‡	4,000,000	3,999,199

TOTAL U.S. TREASURY BILLS		$8,149,068
U.S. TREASURY NOTES – 0.5%
0.25%, 1/31/15Ö	1,000,000	1,000,962

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,147,900)		$9,150,030

	Number of
	Shares
MONEY MARKET FUND – 27.9%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	58,164,734	$58,164,734

TOTAL MONEY MARKET FUND (COST $58,164,733)		$58,164,734

	Contracts	Value
PURCHASED OPTIONS – 0.3%
CALL OPTIONS – 0.3%
Allergan, Inc., Strike Price $155.00, Expiring
8/16/2014	47	$4,700
AstraZeneca PLC, Strike Price $70.00,
Expiring 10/18/2014	53	16,430
AstraZeneca PLC, Strike Price $75.00,
Expiring 10/18/2014	55	33,550
International Game Technology, Strike Price
$15.00, Expiring 8/16/2014	630	2,520
iShares Russell 2000, Strike Price $115.00,
Expiring 9/20/2014	360	196,200
Nuance Communications, Inc., Strike Price
$18.00, Expiring 8/16/2014	788	49,644
Nuance Communications, Inc., Strike Price
$18.00, Expiring 10/18/2014	370	37,000

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      79

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
Nuance Communications, Inc., Strike Price
$23.00, Expiring 10/18/2014	350	$6,125
Nuance Communications, Inc., Strike Price
$24.00, Expiring 10/18/2014	113	1,412
Russell 2000 Index, Strike Price $1,140.00,
Expiring 9/20/2014	37	159,359
Russell 2000 Index, Strike Price $1,180.00,
Expiring 9/20/2014	5	33,100
S&P 500 Index, Strike Price $1,775.00,
Expiring 8/18/2014	21	7,026
S&P 500 Index, Strike Price $1,785.00,
Expiring 8/27/2014	22	12,602
S&P 500 Index, Strike Price $1,790.00,
Expiring 8/08/2014	21	3,570
S&P 500 Index, Strike Price $1,795.00,
Expiring 8/16/2014	21	7,140
S&P 500 Index, Strike Price $1,800.00,
Expiring 8/06/2014	21	2,811
S&P 500 Index, Strike Price $1,800.00,
Expiring 8/25/2014	21	13,031
S&P 500 Index, Strike Price $1,805.00,
Expiring 8/22/2014	21	9,030
S&P 500 Index, Strike Price $1,810.00,
Expiring 8/04/2014	21	1,267
S&P 500 Index, Strike Price $1,810.00,
Expiring 8/13/2014	21	7,354
S&P 500 Index, Strike Price $1,815.00,
Expiring 8/20/2014	21	12,218
S&P 500 Index, Strike Price $1,820.00,
Expiring 8/01/2014	21	420
S&P 500 Index, Strike Price $2,000.00,
Expiring 8/16/2014	35	1,400
S&P 500 Index, Strike Price $2,000.00,
Expiring 9/20/2014	30	24,300
S&P 500 Index, Strike Price $2,090.00,
Expiring 8/08/2014	21	105
S&P 500 Index, Strike Price $2,090.00,
Expiring 8/16/2014	21	210
S&P 500 Index, Strike Price $2,095.00,
Expiring 8/18/2014	21	20
S&P 500 Index, Strike Price $2,100.00,
Expiring 8/04/2014	21	—
S&P 500 Index, Strike Price $2,100.00,
Expiring 8/22/2014	21	315
S&P 500 Index, Strike Price $2,100.00,
Expiring 8/25/2014	21	57
S&P 500 Index, Strike Price $2,100.00,
Expiring 8/27/2014	22	74
S&P 500 Index, Strike Price $2,105.00,
Expiring 8/01/2014	21	105
S&P 500 Index, Strike Price $2,105.00,
Expiring 8/11/2014	21	1
S&P 500 Index, Strike Price $2,105.00,
Expiring 8/13/2014	21	2
S&P 500 Index, Strike Price $2,110.00,
Expiring 8/20/2014	21	14

Description	Contracts	Value
S&P 500 Index 08/06/14 2095C, Strike
Price $2,095.00, Expiring 8/06/2014	21	$—
S&P 500 Index 08/11/14, Strike Price
$1,812.00, Expiring 8/11/2014	21	6,385

TOTAL CALL OPTIONS		$649,497

TOTAL PURCHASED OPTIONS (COST $613,739)		$649,497

TOTAL INVESTMENTS IN SECURITIES – 96.0% (COST $201,586,907) $ 200,319,154

Number of
Shares
SECURITIES SOLD SHORT – (9.3%)
COMMON STOCKS – (2.0%)
MEDIA – (2.0%)
Comcast Corp.	(38,237)	$(2,054,474)
Liberty Global PLC, Series A	(14,559)	(605,654)
Liberty Global PLC, Series C	(35,919)	(1,436,401)

TOTAL MEDIA		$(4,096,529)

TOTAL COMMON STOCKS		$(4,096,529)
INVESTMENT COMPANIES – (7.2%)
EQUITY FUNDS – (7.2%)
iShares Core S&P 500 ETF	(24,527)	(4,764,370)
iShares MSCI EMU ETF	(178,485)	(7,103,703)
Market Vectors Gold Miners	(37,000)	(957,930)
Market Vectors Pharmaceutica	(11,950)	(724,051)
Nomura Topix Exchange	(111,000)	(1,411,442)

TOTAL EQUITY FUNDS		$(14,961,496)

TOTAL INVESTMENT COMPANIES		$(14,961,496)
TELECOMMUNICATION SERVICES – (0.1%)
WIRELESS TELECOMMUNICATION SERVICES – (0.1%)
Sprint Corp.*	(36,023)	(264,769)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $18,944,505)		$(19,322,794)

Contracts
WRITTEN OPTIONS – (0.2%)
CALL OPTIONS – (0.2%)
Actavis PLC, Strike Price $215.00, Expiring
8/16/2014	(22)	$(15,840)
Allergan, Inc., Strike Price $165.00, Expiring
8/16/2014	(47)	(20,210)
AstraZeneca PLC, Strike Price $75.00,
Expiring 9/20/2014	(61)	(13,725)

July 31, 2014 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

80
Description	Contracts	Value
International Game Technology, Strike Price
$17.00, Expiring 8/16/2014	(1,151)	$(11,510)
S&P 500 Index, Strike Price $1,870.00,
Expiring 8/18/2014	(21)	(21,716)
S&P 500 Index, Strike Price $1,880.00,
Expiring 8/27/2014	(22)	(35,987)
S&P 500 Index, Strike Price $1,885.00,
Expiring 8/08/2014	(21)	(14,910)
S&P 500 Index, Strike Price $1,890.00,
Expiring 8/16/2014	(21)	(26,775)
S&P 500 Index, Strike Price $1,895.00,
Expiring 8/06/2014	(21)	(14,223)
S&P 500 Index, Strike Price $1,895.00,
Expiring 8/25/2014	(21)	(39,598)
S&P 500 Index, Strike Price $1,900.00,
Expiring 8/22/2014	(21)	(40,383)
S&P 500 Index, Strike Price $1,905.00,
Expiring 8/04/2014	(21)	(12,376)
S&P 500 Index, Strike Price $1,905.00,
Expiring 8/13/2014	(21)	(29,942)
S&P 500 Index, Strike Price $1,910.00,
Expiring 8/11/2014	(21)	(29,960)
S&P 500 Index, Strike Price $1,910.00,
Expiring 8/20/2014	(21)	(42,406)
S&P 500 Index, Strike Price $1,915.00,
Expiring 8/01/2014	(21)	(7,980)
S&P 500 Index, Strike Price $1,990.00,
Expiring 8/16/2014	(35)	(6,475)
S&P 500 Index, Strike Price $1,990.00,
Expiring 9/20/2014	(30)	(32,730)
S&P 500 Index, Strike Price $1,995.00,
Expiring 8/08/2014	(21)	(1,239)
S&P 500 Index, Strike Price $1,995.00,
Expiring 8/16/2014	(21)	(2,730)
S&P 500 Index, Strike Price $2,000.00,
Expiring 8/06/2014	(21)	(376)

Description	Contracts	Value
S&P 500 Index, Strike Price $2,000.00,
Expiring 8/18/2014	(21)	$(2,867)
S&P 500 Index, Strike Price $2,005.00,
Expiring 8/04/2014	(21)	(50)
S&P 500 Index, Strike Price $2,005.00,
Expiring 8/22/2014	(21)	(3,570)
S&P 500 Index, Strike Price $2,005.00,
Expiring 8/25/2014	(21)	(4,090)
S&P 500 Index, Strike Price $2,005.00,
Expiring 8/27/2014	(22)	(4,888)
S&P 500 Index, Strike Price $2,007.00,
Expiring 8/11/2014	(21)	(842)
S&P 500 Index, Strike Price $2,010.00,
Expiring 8/01/2014	(21)	(105)
S&P 500 Index, Strike Price $2,010.00,
Expiring 8/13/2014	(21)	(914)
S&P 500 Index, Strike Price $2,015.00,
Expiring 8/20/2014	(21)	(1,676)
Time Warner, Inc., Strike Price $80.00,
Expiring 8/16/2014	(60)	(24,300)
Time Warner, Inc., Strike Price $84.00,
Expiring 8/16/2014	(60)	(10,860)
Web.com Group, Inc., Strike Price $25.00,
Expiring 8/16/2014	(180)	(43,200)

TOTAL CALL OPTIONS		$(518,453)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $615,483)		$(518,453)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 86.5%
		$180,477,907
OTHER ASSETS LESS LIABILITIES – 13.5%		28,160,091

TOTAL NET ASSETS – 100.0%		$208,637,998

Cost of investments for Federal income tax purposes is $203,224,916. The net unrealized appreciation/(depreciation) of investments was $(2,905,762). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,420,608 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,326,370.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Multi-Manager Alternatives Fund (continued)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$72,136,957	$—	$—	$72,136,957
Investment Companies	21,755,896	—	—	21,755,896
Corporate Bonds	—	38,462,040	—	38,462,040
U.S. Government Obligations	—	9,150,030	—	9,150,030
Money Market Fund	58,164,734	—	—	58,164,734
Purchased Options	151,381	498,116	—	649,497

Total Investments	152,208,968	48,110,186	—	200,319,154

Other Financial Instruments^
Financial Futures Contracts	696,284	—	—	696,284
Forward Foreign Currency Contracts	—	138,429	—	138,429

Total Assets	$152,905,252	$48,248,615	$—	$201,153,867

Liabilities
Other Financial Instruments^
Financial Futures Contracts	$(8,778)	$—	$—	$(8,778)
Forward Foreign Currency Contracts	—	(3,023)	—	(3,023)
Securities Sold Short	(19,322,794)	—	—	(19,322,794)
Written Options	(139,645)	(378,808)	—	(518,453)

Total Liabilities	$(19,471,217)	$(381,831)	$—	$(19,853,048)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Securities sold short and written options are reported at their market value at period end.

At July 31, 2014, the Wilmington Multi-Manager Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

					Unrealized
		Contracts to	Contract	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	Value	(Depreciation)
CONTRACTS PURCHASED
8/1/2014	Bank of New York	223,448 Euro	$299,778	$299,208	$(570)
8/4/2014	Bank of New York	299,341 Euro	400,668	400,837	169
8/5/2014	Bank of New York	306,055 Euro	409,869	409,829	(40)
8/29/2014	Bank of New York	15,371,000 Swedish Krona	2,229,070	2,227,972	(1,098)
8/29/2014	Bank of New York	1,900,000 Swedish Krona	275,830	275,398	(432)
8/29/2014	Bank of New York	820,000 Swedish Krona	119,608	118,856	(752)
CONTRACTS SOLD
8/1/2014	Bank of New York	965,545 Swedish Krona	140,853	139,971	882
8/4/2014	Bank of New York	1,173,632 Swedish Krona	170,395	170,133	262
8/5/2014	Bank of New York	15,237,266 Swedish Krona	2,209,869	2,208,826	1,043
8/29/2014	Bank of New York	54,265,000 Swedish Krona	7,945,351	7,865,520	79,831
8/29/2014	Bank of New York	7,750,000 Euro	10,419,720	10,378,552	41,168
8/29/2014	Bank of New York	1,285,000 Pound Sterling	2,183,433	2,168,941	14,492
8/29/2014	Bank of New York	279,000 Euro	373,665	373,628	37
8/29/2014	Bank of New York	230,000 Euro	307,878	308,009	(131)
8/29/2014	Bank of New York	215,000 Euro	288,466	287,921	545

July 31, 2014 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (concluded)

					Unrealized
		Contracts to	Contract	Contract at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	Value	(Depreciation)
CONTRACTS SOLD (continued)
NET UNREALIZED APPRECIATION
(DEPRECIATION) ON FORWARD
FOREIGN CURRENCY CONTRACTS					$135,406

At July 31, 2014, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

					Unrealized
	Expiration	Number of	Contract	Contract	Appreciation
Underlying Contracts to Buy/Sell	Date	Contracts	Amount	at Value	(Depreciation)
Long POSITIONS:
Jpn Yen Curr Fut Sep14	September 2014	3	$369,645	$364,650	$(4,995)
Usd/Czk Future Sep14	September 2014	2	199,668	203,890	4,222
Usd/Nok Future Sep14	September 2014	2	200,507	210,501	9,994
Usd/Sek Future Sep14	September 2014	5	499,822	515,564	15,742
Short POSITIONS:
Audusd Crncy Fut Sep14	September 2014	60	5,598,923	5,559,000	39,923
Bp Currency Fut Sep14	September 2014	3	314,652	316,425	(1,773)
C$ Currency Fut Sep14	September 2014	9	822,750	824,760	(2,010)
Chf Currency Fut Sep14	September 2014	63	8,781,594	8,668,013	113,581
Euro Fx Curr Fut Sep14	September 2014	209	35,489,089	34,986,600	502,489
Mexican Peso Fut Sep14	September 2014	5	190,733	188,575	2,158
Polish Zloty Futr Sep14	September 2014	2	327,835	319,660	8,175
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$687,506

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 44.8%
ASSET-BACKED SECURITIES – 0.1%
COLLATERALIZED LOAN OBLIGATION – 0.0%**
MAGI Funding PLC,
Series I-A, Class A, 1.31%, 4/11/21•,Ω	$153,028	$203,506
DIVERSIFIED FINANCIAL SERVICES – 0.1%
Venture VII CDO Ltd.,
Series 2006-7A, Class A1A,
0.46%, 1/20/22Δ,•,Ω	314,501	309,332
WHOLE LOAN – 0.0%**
Credit-Based Asset Servicing and
Securitization LLC,
Series 2005-CB2, Class M2,
1.10%, 4/25/36Δ	241,321	206,957

TOTAL ASSET-BACKED SECURITIES
(COST $697,593)		$719,795
CORPORATE BONDS – 1.1%
FINANCIALS – 1.1%
Ally Financial, Inc.,
Company Guaranteed, 5.50%, 2/15/17	569,000	608,830
Banco Espirito Santo,
Sr. Unsecured, 5.00%, 4/23/19	150,000	183,784
Banco Espirito Santo SA,
Sr. Unsecured, MTN, 7.00%, 3/04/16	100,000	133,737
Bank of America Corp.,
Sr. Unsecured, MTN, 0.00%, 10/21/25Δ,††	15,000,000	1,254,046
BPCE SA,
Subordinated, 4.63%, 7/11/24•,Ω	700,000	697,781
CIT Group, Inc.,
Sr. Unsecured, 4.25%, 8/15/17	594,000	613,305
Eksportfinans ASA,
Sr. Unsecured, 5.50%, 6/26/17	1,000,000	1,077,080
Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.63%, 9/15/15	400,000	421,174
International Lease Finance Corp.,
Sr. Unsecured, 8.63%, 9/15/15	200,000	212,500
Intesa Sanpaolo SpA,
Bank Guaranteed, 3.13%, 1/15/16	100,000	102,630

TOTAL FINANCIALS		$5,304,867

TOTAL CORPORATE BONDS
(COST $5,233,985)		$5,304,867
EXCHANGE-TRADED FUNDS – 1.5%
DEBT FUND – 1.5%
FlexShares iBoxx 3-Year Target Duration
TIPS Index Fund#	280,000	7,025,200

Description	Par Value	Value
TOTAL EXCHANGE-TRADED FUNDS
(COST $7,001,180)		$7,025,200
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 23.8%
GOVERNMENT – 23.8%
Australia Government Bond,
Sr. Unsecured,
2.50%, 9/20/30	$250,000AUD	$299,268
4.00%, 8/20/20	150,000AUD	263,942
Brazil Notas do Tesouro Nacional Series B,
6.00%, 5/15/35	300,000BRL	327,512
6.00%, 5/15/45	1,508,000BRL	1,633,784
6.00%, 8/15/50	800,000BRL	878,740
Bundesrepublik Deutschland Bundesob-ligation Inflation Linked Bond,
0.75%, 4/15/18	15,410,359EUR	22,711,998
Canadian Government Bond,
4.00%, 12/01/31	798,324CAD	1,175,809
Colombian Tesoreria,
3.00%, 3/25/33	3,232,236,674COP	1,512,365
Deutsche Bundesrepublik Inflation Linked
Bond,
0.10%, 4/15/23	490,000EUR	708,046
0.50%, 4/15/30	150,000EUR	217,682
1.75%, 4/15/20	318,232EUR	483,661
France Government Bond OAT,
0.10%, 7/25/21	3,200,000EUR	4,482,611
0.25%, 7/25/18	5,700,000EUR	8,216,308
0.25%, 7/25/24	200,000EUR	281,311
1.00%, 7/25/17	681,444EUR	954,255
1.10%, 7/25/22	500,000EUR	811,129
1.30%, 7/25/19	106,881EUR	156,960
1.80%, 7/25/40	229,436EUR	401,468
2.10%, 7/25/23	350,000EUR	624,301
2.25%, 7/25/20	244,458EUR	382,643
3.15%, 7/25/32	371,529EUR	735,372
3.40%, 7/25/29	125,516EUR	247,849
1.85%, 7/25/27	80,000EUR	139,785
Italy Buoni Poliennali Del Tesoro,
2.10%, 9/15/21	200,000EUR	314,710
2.25%, 4/22/17	4,102,788EUR	5,730,608
2.55%, 10/22/16	1,801,224EUR	2,515,997

July 31, 2014 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
2.60%, 9/15/23	$500,000EUR	$849,810
2.35%, 9/15/24	2,600,000EUR	3,794,602
Japanese Government CPI Linked Bond,
Sr. Unsecured,
0.10%, 9/10/23	70,244,000JPY	740,540
0.10%, 3/10/24	51,350,000JPY	542,364
1.40%, 3/10/18	15,330,000JPY	170,663
Mexican Udibonos,
4.00%, 11/15/40	21,078,630MXN	1,781,474
4.50%, 11/22/35	16,888,407MXN	1,529,017
New Zealand Government Bond,
Sr. Unsecured,
2.02%, 9/20/25	2,200,000NZD	1,841,438
3.00%, 9/20/30	1,925,000NZD	1,727,432
Poland Government Bond,
3.00%, 8/24/16	2,346,640PLN	779,092
Sweden Government Bond,
3.50%, 12/01/28	2,200,000SEK	565,482
4.00%, 12/01/20	900,000SEK	213,048
Thailand Government Bond,
Unsecured, 1.25%, 3/12/28	39,501,856THB	1,132,314
U.K. Gilt Inflation Linked,
0.13%, 3/22/58	1,000,030GBP	1,856,685
0.13%, 3/22/24	2,005,602GBP	3,512,707
0.13%, 3/22/29	1,271,816GBP	2,217,983
0.13%, 3/22/44	4,644,508GBP	8,311,435
0.13%, 3/22/68	51,240GBP	98,049
0.38%, 3/22/62	130,210GBP	273,271
0.50%, 3/22/50	491,643GBP	1,008,586
0.63%, 3/22/40	354,549GBP	710,319
0.63%, 11/22/42	2,890,584GBP	5,916,749
0.75%, 3/22/34	3,305,700GBP	6,492,479
0.75%, 11/22/47	1,133,109GBP	2,458,887
1.13%, 11/22/37	822,432GBP	1,787,209
1.25%, 11/22/27	461,507GBP	928,530
1.25%, 11/22/32	353,553GBP	749,282
1.25%, 11/22/55	399,417GBP	1,060,936
1.88%, 11/22/22	161,755GBP	328,051
2.50%, 4/16/20	250,000GBP	1,527,353
2.50%, 7/17/24	150,000GBP	837,433

TOTAL GOVERNMENT		$111,951,334

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
(COST $108,810,464)		$111,951,334
FOREIGN GOVERNMENT SECURITIES – 2.4%

Description	Par Value	Value
GOVERNMENT – 2.4%
Autonomous Community of Catalonia,
Sr. Unsecured, 4.75%, 6/04/18	$100,000EUR	$148,407
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/01/23	12,630,000BRL	5,102,509
10.00%, 1/01/25	3,100,000BRL	1,222,211
Corp. Andina de Fomento,
11U, Unsecured, 3.95%, 10/15/21	4,265,787MXN	329,866
Hellenic Republic Government International
Bond,
Sr. Unsecured, 4.50%, 7/03/17	30,000,000JPY	286,621
Hellenic T-Bill,
Series 26W, Unsecured,
0.00%, 10/10/14††,‡	500,000EUR	667,434
Mexican Bonos de Proteccion al Ahorro,
3.56%, 4/01/18Δ	15,500,000MXN	1,188,384
Mexican Udibonos,
4.00%, 11/08/46	5,139,503MXN	438,757
Slovenia Government International Bond,
Sr. Unsecured, 4.70%, 11/01/16•Ω	200,000EUR	288,581
South Africa Government Bond,
Series R207, 7.25%, 1/15/20	15,475,000ZAR	1,417,250

TOTAL GOVERNMENT		$11,090,020

TOTAL FOREIGN GOVERNMENT SECURITIES
(COST $11,293,024)		$11,090,020
MORTGAGE-BACKED SECURITIES – 0.2%
WHOLE LOAN – 0.2%
Rise Ltd.,
2014-1, Class A, 4.75%, 2/15/39††	292,429	295,783
WAMU Mortgage Pass-Through Certificates,
Series 2006-AR14, Class 1A4,
2.05%, 11/25/36Δ	391,637	336,498
2.43%, 3/25/37Δ	170,450	162,177

TOTAL WHOLE LOAN		$794,458

TOTAL MORTGAGE-BACKED SECURITIES
(COST $711,709)		$794,458
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 15.7%
U.S. TREASURY INFLATION INDEXED BONDS – 7.5%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/19	1,000,000	1,036,818
0.13%, 4/15/18	4,800,000	5,061,343
0.75%, 2/15/42	1,870,000	1,865,409
1.38%, 1/15/20	5,100,000	6,101,581
1.75%, 1/15/28	400,000	522,951
1.88%, 7/15/19	800,000	993,837
2.00%, 1/15/26	1,118,000	1,573,732
2.38%, 1/15/27	1,700,000	2,455,793
2.38%, 1/15/25	923,000	1,404,775
2.50%, 1/15/29	2,600,000	3,637,892
3.38%, 4/15/32	320,000	619,387

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
3.63%, 4/15/28	$2,700,000	$5,572,063
3.88%, 4/15/29	2,050,000	4,334,906

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$35,180,487
U.S. TREASURY INFLATION INDEXED NOTES – 8.2%
U.S. Treasury Inflation Indexed Bond,
0.13%, 1/15/23	1,500,000	1,534,033
1.38%, 2/15/44	2,000,000	2,260,105
U.S. Treasury Inflation Indexed Note,
0.13%, 1/15/22	5,650,000	5,943,529
0.38%, 7/15/23	50,000	51,860
0.63%, 7/15/21	3,610,000	3,986,697
1.13%, 1/15/21	9,200,000	10,749,535
1.25%, 7/15/20	6,500,000	7,705,481
1.63%, 1/15/18	1,750,000	2,147,451
2.00%, 1/15/16	700,000	878,828
2.13%, 1/15/19	2,100,000	2,595,528
2.38%, 1/15/17	550,000	703,328

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$38,556,375

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
(COST $73,202,968)		$73,736,862
U.S. TREASURY – 0.0%**
U.S. TREASURY BILL – 0.0%**
U.S. Treasury Bill,
0.00%, 8/14/14‡	200,000	199,999

TOTAL U.S. TREASURY
(COST $199,999)		$199,999

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
(COST $207,150,922)		$210,822,535

	Number of
	Shares
REAL ESTATE RELATED SECURITIES – 40.1%
COMMON STOCKS – 10.9%
DEPARTMENT STORES – 0.3%
Lifestyle International Holdings Ltd.††	835,400	$1,629,605
DIVERSIFIED REAL ESTATE ACTIVITIES – 5.4%
CapitaLand Ltd.††	641,150	1,766,816
City Developments Ltd.††	205,000	1,731,396
Daito Trust Construction Co. Ltd.††	5,101	614,803
Daiwa House Industry Co. Ltd.††	144,006	2,923,208
Hang Lung Properties Ltd.††	478,100	1,476,544
Kerry Properties Ltd.††	395,000	1,441,771
Mitsubishi Estate Co. Ltd.††	189,210	4,626,768
Mitsui Fudosan Co. Ltd.††	183,489	6,059,508
Sumitomo Realty & Development Co. Ltd.††	53,600	2,213,049

Description	Number of Shares	Value
Sun Hung Kai Properties Ltd.††	163,075	$2,475,360
Tokyo Tatemono Co. Ltd.††	16,100	137,507

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$25,466,730
FINANCIALS – 0.1%
Brixmor Property Group, Inc.#	16,300	369,195
Fabege AB††	5,000	68,400
Unite Group PLC (The)*,††	20,096	137,533

TOTAL FINANCIALS		$575,128
HOTELS, RESTAURANTS & LEISURE – 1.1%
Hilton Worldwide Holdings, Inc.*	24,900	602,829
Melia Hotels International SA††	119,500	1,386,164
Shangri-La Asia Ltd.††	632,416	997,601
Starwood Hotels & Resorts Worldwide, Inc.	25,700	1,974,788

TOTAL HOTELS, RESTAURANTS & LEISURE		$4,961,382
REAL ESTATE DEVELOPMENT – 1.3%
Capital & Counties Properties PLC††	165,000	890,992
Cheung Kong Holdings Ltd.††	87,634	1,693,045
China Overseas Land & Investment Ltd.††	415,000	1,261,936
China Resources Land Ltd.††	195,300	455,137
Gagfah SA*,††	30,392	532,677
Guangzhou R&F Properties Co. Ltd.††	384,600	563,883
Lend Lease Group††	16,773	209,313
Wing Tai Holdings Ltd.††	195,975	309,254

TOTAL REAL ESTATE DEVELOPMENT		$5,916,237
REAL ESTATE OPERATING COMPANIES – 2.7%
Aeon Mall Co. Ltd.††	73,700	1,727,048
Castellum AB††	96,118	1,612,802
Central Pattana PCL††	832,000	1,225,578
Central Pattana PCL NVDR††	91,900	135,373
Global Logistic Properties Ltd.††	396,800	883,344
Hongkong Land Holdings Ltd.††	396,181	2,707,933
Hufvudstaden AB††	18,694	256,220
Hulic Co. Ltd.††	20,920	246,388
Hysan Development Co. Ltd.††	430,617	2,061,278
LEG Immobilien AG††	9,970	698,116
PSP Swiss Property AG††	3,625	320,475
Swire Properties Ltd.††	243,100	792,537

TOTAL REAL ESTATE OPERATING COMPANIES		$12,667,092

TOTAL COMMON STOCKS
(COST $39,808,125)		$51,216,174
EXCHANGE-TRADED FUNDS – 3.9%
EQUITY FUNDS – 3.9%
SPDR Dow Jones International Real Estate
ETF#	280,500	12,336,390

July 31, 2014 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Vanguard REIT ETF	83,700	$6,269,130

TOTAL EQUITY FUNDS		$18,605,520

TOTAL EXCHANGE-TRADED FUNDS
(COST $17,266,054)		$18,605,520
PREFERRED STOCKS – 0.0%**
CONSUMER FINANCE – 0.0%**
SLM Corp.	3,000	73,620

TOTAL PREFERRED STOCKS
(COST $71,100)		$73,620
REAL ESTATE INVESTMENT TRUSTS – 25.3%
DIVERSIFIED – 4.1%
British Land Co. PLC††	63,445	750,608
Duke Realty Corp.	47,000	845,530
Fonciere Des Regions††	3,146	315,636
GPT Group††	328,361	1,236,263
ICADE††	25,361	2,448,925
Kenedix Realty Investment Corp.††	72	390,999
Land Securities Group PLC††	190,224	3,337,354
Lexington Realty Trust	33,400	365,396
Liberty Property Trust	18,800	661,196
Mirvac Group††	614,970	1,028,732
Shaftesbury PLC††	61,233	697,306
Stockland††	616,672	2,309,901
United Urban Investment Corp.††	249	399,860
Vornado Realty Trust	42,797	4,537,338

TOTAL DIVERSIFIED		$19,325,044
FINANCIALS – 2.3%
Activia Properties, Inc.††	31	275,764
American Homes 4 Rent	76,100	1,386,542
American Realty Capital Properties, Inc.	70,700	926,877
Atrium European Real Estate Ltd.††	10,500	58,610
Corio NV††	2,950	156,723
Cousins Properties, Inc.	14,900	184,462
DCT Industrial Trust, Inc.	50,000	391,500
Equity One, Inc.	52,400	1,216,728
Gecina SA††	2,470	352,736
GLP J-Reit††	250	278,659
Japan Hotel REIT Investment Corp.††	262	144,689
Lifestyle Properties Development Ltd.*,††	41,770	5,621
Merlin Properties Socimi SA*	61,300	810,986
Nieuwe Steen Investments NV††	73,760	432,434
Orix JREIT, Inc.††	200	275,101
Scentre Group*	481,076	1,520,016
Spirit Realty Capital, Inc.	62,800	726,596
Suntec REIT††	345,800	495,515
Washington Prime Group, Inc.*	27,074	511,427

Description	Number of Shares	Value
Westfield Corp.	74,673	$519,064

TOTAL FINANCIALS		$10,670,050
INDUSTRIALS – 1.4%
Goodman Group††	167,201	819,695
Nippon Prologis REIT, Inc.††	150	348,902
Prologis, Inc.	133,021	5,428,587

TOTAL INDUSTRIALS		$6,597,184
OFFICE – 4.2%
Alexandria Real Estate Equities, Inc.	33,300	2,617,380
BioMed Realty Trust, Inc.	29,300	629,950
Boston Properties, Inc.	40,100	4,789,945
Brandywine Realty Trust	28,500	443,175
CapitaCommercial Trust††	531,200	708,405
Derwent London PLC††	55,758	2,511,002
Douglas Emmett, Inc.#	27,200	774,928
Great Portland Estates PLC††	237,514	2,553,624
Highwoods Properties, Inc.	8,400	353,388
Investa Office Fund††	110,707	364,421
Japan Real Estate Investment Corp.††	153	860,004
Kilroy Realty Corp.	29,200	1,805,728
Nippon Building Fund, Inc.††	35	196,498
SL Green Realty Corp.	12,900	1,390,620

TOTAL OFFICE		$19,999,068
REAL ESTATE DEVELOPMENT – 0.1%
Nomura Real Estate Holdings, Inc.††	16,000	297,281
NTT Urban Development Corp.††	6,000	65,367

TOTAL REAL ESTATE DEVELOPMENT		$362,648
REAL ESTATE OPERATING COMPANIES – 0.0%**
Safestore Holdings PLC††	63,600	221,032
RESIDENTIAL – 3.1%
American Campus Communities, Inc.	43,800	1,704,696
AvalonBay Communities, Inc.	8,829	1,307,398
Boardwalk Real Estate Investment Trust	4,700	279,754
Equity Residential	76,800	4,965,120
Essex Property Trust, Inc.	23,875	4,525,984
Post Properties, Inc.	9,300	504,060
UDR, Inc.	41,919	1,219,005

TOTAL RESIDENTIAL		$14,506,017
RETAIL – 6.9%
CapitaMall Trust††	43,042	67,816
CFS Retail Property Trust Group††	305,000	611,307
DDR Corp.	56,000	982,240
Eurocommercial Properties NV††	6,127	306,120
Federal Realty Investment Trust#	22,400	2,735,040

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      87

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Federation Centres Ltd.††	229,400	$545,358
Frasers Centrepoint Trust††	47,000	72,867
General Growth Properties, Inc.	50,474	1,179,577
Hammerson PLC††	180,525	1,825,459
Japan Retail Fund Investment Corp.††	474	1,044,504
Kimco Realty Corp.	30,630	685,499
Klepierre*,††	28,232	1,335,549
Link REIT (The)††	75,800	430,055
Macerich Co. (The)	34,784	2,261,308
Mercialys SA††	9,220	218,717
Ramco-Gershenson Properties Trust	16,700	277,220
RioCan Real Estate Investment Trust	103,637	2,573,935
Simon Property Group, Inc.	54,149	9,107,320
Tanger Factory Outlet Centers	5,310	183,992
Taubman Centers, Inc.#	32,850	2,416,446
Unibail-Rodamco SE††	13,713	3,681,053

TOTAL RETAIL		$32,541,382
SPECIALIZED – 3.2%
HCP, Inc.	5,200	215,956
Health Care REIT, Inc.	65,500	4,167,765
Healthcare Realty Trust, Inc.	19,900	491,530
Healthcare Trust of America, Inc.	29,700	353,727
Host Hotels & Resorts, Inc.	193,014	4,196,124
LaSalle Hotel Properties	20,800	723,632
Pebblebrook Hotel Trust	9,800	356,720
Plum Creek Timber Co., Inc.	38,400	1,588,608
Public Storage	4,650	797,986
Strategic Hotels & Resorts, Inc.*	25,400	289,814
Sunstone Hotel Investors, Inc.	24,200	343,398
Ventas, Inc.	20,500	1,301,750

TOTAL SPECIALIZED		$14,827,010

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $92,157,120)		$119,049,435
WARRANTS – 0.0%**
REAL ESTATE DEVELOPMENT – 0.0%**
Sun Hung Kai Properties Ltd.*	9,622	24,185

TOTAL WARRANTS
(COST $2,978)		$24,185

TOTAL REAL ESTATE RELATED SECURITIES
(COST $149,305,377)		$188,968,934

Description	Number of Shares	Value
COMMODITY RELATED SECURITIES – 12.1%
EXCHANGE-TRADED FUND – 3.6%
COMMODITY FUND – 3.6%
PowerShares DB Commodity Index Tracking
Fund ETP*	661,300	$16,730,890

TOTAL EXCHANGE-TRADED FUND
(COST $17,573,172)		$16,730,890
INVESTMENT COMPANIES – 7.7%
COMMODITY FUNDS – 7.7%
Credit Suisse Commodity Return Strategy
Fund*	1,593,818	11,714,563
PIMCO CommoditiesPLUS Strategy Fund*	2,217,377	24,502,017

TOTAL COMMODITY FUNDS		$36,216,580

TOTAL INVESTMENT COMPANIES
(COST $35,484,657)		$36,216,580

	Par Value
STRUCTURED NOTE – 0.8%
FINANCIALS – 0.8%
Deutsche Bank AG, London Branch,
Structured Note Linked to Dow Jones-UBS
Commodity Index 0.00%, 8/20/15††	4,000,000	3,809,200

TOTAL STRUCTURED NOTE
(COST $4,000,000)		$3,809,200

TOTAL COMMODITY RELATED SECURITY
(COST $57,057,829)		$56,756,670

	Contracts
PURCHASED OPTION – 0.0%**
CALL OPTIONS – 0.0%**
IRO GBP 2Y DUB, Strike Price $1.60,
Expiring 12/31/2014	25,600,000	$93,360

TOTAL PURCHASED OPTION
(COST $90,434)		$93,360

	Number of
	Shares
SHORT-TERM INVESTMENTS – 8.1%
MONEY MARKET FUNDS – 8.1%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	37,889,587	37,889,587

TOTAL SHORT-TERM INVESTMENT
(COST $37,889,587)		$37,889,587

July 31, 2014 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.1%
REPURCHASE AGREEMENT – 1.1%
Citigroup Global Markets, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $1,236,110, collateralized by U.S. Government & Treasury Securities 1.13% to 8.00%, maturing 10/01/17 to 06/15/50; total market value of $1,260,829.	$1,236,107	$1,236,107
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $1,236,109, collateralized by U.S. Treasury Securities 0.00% to 4.13%, maturing 08/17/14 to 02/15/21; total market value of $1,260,833.	1,236,107	1,236,107
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $260,222, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $265,432.	260,222	260,222
Merrill Lynch Pierce Fenner & Smith, 0. 09%, dated 07/31/14, due 08/01/14, repurchase price $1,236,110, collateralized by U.S. Government Securities 2.18% to 4.50%, maturing 12/01/27 to 07/01/44; total market value of $1,260,829.	1,236,107	1,236,107
Mizuho Securities USA, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $1,236,110, collateralized by U.S. Government & Treasury Securities 0.13% to 9.50%, maturing 09/15/15 to 08/15/43; total market value of $1,260,829.	1,236,107	1,236,107

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $5,204,650)		$5,204,650

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 106.2%
(COST $456,698,799)		$499,735,736

	Contracts
WRITTEN OPTIONS – (0.1%)
CALL OPTIONS – (0.1%)
INF Cap U.S. 10Y JPM, Strike Price $4.00,
Expiring 5/16/2024	(100,000)	$(516)
IRO GBP 5Y DUB, Strike Price $2.27,
Expiring 12/31/2014	(10,500,000)	(105,429)
U.S. Dollar vs BRL, Strike Price $2.45,
Expiring 12/15/2014	(1,719,000)	(34,657)

Description	Contracts	Value
U.S. Dollar vs BRL, Strike Price $2.68,
Expiring 6/29/2015	(1,715,000)	$(48,904)
U.S. Dollar vs BRL, Strike Price $2.80,
Expiring 7/01/2015	(370,000)	(10,655)

TOTAL CALL OPTIONS		$(200,161)
PUT OPTIONS – 0.0%**
CDX HY22 5Y V2 BOA, Strike Price $99.00,
Expiring 10/15/2014	(2,600,000)	(5,578)
Notional
Amount
PUT SWAPTIONS – 0.0%**
INF Cap U.S. 10Y JPM, Strike Price $4.00,
Expiring 4/22/2024	(1,300,000)	(6,457)
INF FLOOR USD, Strike Price $216.69,
Expiring 4/07/2020	(2,600,000)	(1,511)
ITRAXX Eu21 5Y CBK, Strike Price $0.95,
Expiring 9/17/2014	(500,000)	(208)
ITRAXX Eu21 5Y CBK, Strike Price $1.00,
Expiring 9/17/2014	(400,000)	(124)
ITRAXX Eu21 5Y GST, Strike Price $0.85,
Expiring 1/17/2014	(900,000)	(2,862)
ITRAXX Eu21 5Y GST, Strike Price $0.95,
Expiring 2/17/2014	(600,000)	(1,347)
ITRAXX Eu21 5Y GST, Strike Price $0.95,
Expiring 9/17/2014	(200,000)	(83)
ITRAXX Eu21 5Y GST, Strike Price $1.10,
Expiring 9/17/2014	(200,000)	(36)
ITRAXX Eu21 5Y JPM, Strike Price $0.95,
Expiring 9/17/2014	(200,000)	(449)
ITRAXX Eu21 5Y JPM, Strike Price $0.95,
Expiring 9/17/2014	(400,000)	(167)
ITRAXX Eu21 5Y JPM, Strike Price $1.10,
Expiring 9/17/2014	(200,000)	(36)

TOTAL PUT SWAPTIONS		$(13,280)

TOTAL WRITTEN OPTIONS
(PREMIUMS RECEIVED $221,155)		$(219,019)

Description		Value
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 106.1%		$499,516,717
COLLATERAL FOR SECURITIES ON LOAN – (1.1%)		(5,204,650)
OTHER LIABILITIES LESS ASSETS – (5.0%)		(23,627,763)

TOTAL NET ASSETS – 100.0%		$470,684,304

Cost of investments for Federal income tax purposes is $469,410,689. The net unrealized appreciation/(depreciation) of investments was $30,325,047. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $46,597,732 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,272,685.

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      89

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$719,795	$—	$719,795
Corporate Bonds	—	5,304,867	—	5,304,867
Exchange-Traded Funds	7,025,200	—	—	7,025,200
Foreign Government Inflation-Linked Securities	—	111,951,334	—	111,951,334
Foreign Government Securities	—	11,090,020	—	11,090,020
Mortgage-Backed Securities	—	794,458	—	794,458
U.S. Government Inflation-Linked Securities	—	73,736,862	—	73,736,862
U.S. Treasury	—	199,999	—	199,999
Real Estate Related Securities
Common Stocks	2,946,812	48,269,362	—	51,216,174
Exchange-Traded Funds	18,605,520	—	—	18,605,520
Preferred Stocks	73,620	—	—	73,620
Real Estate Investment Trusts	84,572,963	34,476,472	—	119,049,435
Warrants	24,185	—	—	24,185
Commodity Related Securities
Exchange-Traded Fund	16,730,890	—	—	16,730,890
Investment Companies	36,216,580	—	—	36,216,580
Structured Note	—	3,809,200	—	3,809,200
Purchased Option	—	93,360	—	93,360
Short-Term Investments
Money Market Funds	37,889,587	—	—	37,889,587
Repurchase Agreements	—	5,204,650	—	5,204,650

Total Investments	204,085,357	295,650,379	—	499,735,736

Other Financial Instruments^
Forward Foreign Currency Contracts	—	2,021,654	—	2,021,654
Financial Futures Contracts	30,605	—	—	30,605
Credit Default Swaps	—	780,416	—	780,416
Interest Rate Swaps	—	112,468	—	112,468

Total Assets	$204,115,962	$298,564,917	$—	$502,680,879

Liabilities
Other Financial Instruments^
Written Options	—	(219,019)	—	(219,019)
Forward Foreign Currency Contracts	—	(597,355)	—	(597,355)
Credit Default Swaps	—	(119,166)	—	(119,166)
Interest Rate Swaps	—	(253,486)	—	(253,486)

Total Liabilities	$—	$(1,189,026)	$—	$(1,189,026)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

July 31, 2014 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At July 31, 2014, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

					Unrealized
		Contracts to	Contract	Contract	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	(Depreciation)
CONTRACTS PURCHASED
8/4/2014	JP Morgan Securities	10,196,254 Brazilian Real	$4,496,893	$4,488,786	$(8,107)
8/4/2014	Barclays Bank International	8,872,420 Brazilian Real	3,971,540	3,905,983	(65,557)
8/4/2014	Barclays Bank International	7,407,273 Brazilian Real	3,314,216	3,260,968	(53,248)
8/4/2014	Credit Suisse	6,762,948 Brazilian Real	2,982,688	2,977,311	(5,377)
8/4/2014	Citigroup Global Markets	1,394,316 Brazilian Real	620,896	613,832	(7,064)
8/4/2014	Bank of Tokyo	1,290,633 Hong Kong Dollar	166,533	166,532	(1)
8/4/2014	JP Morgan Securities	1,104,997 Brazilian Real	491,601	486,462	(5,139)
8/4/2014	Deutsche Bank	714,807 Brazilian Real	315,254	314,686	(568)
8/4/2014	Goldman Sachs & Company	94,000 Euro	125,791	125,870	79
8/5/2014	Deutsche Bank	231,800,000 Japanese Yen	2,251,618	2,253,506	1,888
8/5/2014	Citigroup Global Markets	24,694,883 Euro	33,189,923	33,068,116	(121,807)
8/5/2014	Barclays Bank International	14,581,486 Pound Sterling	24,773,944	24,616,958	(156,986)
8/5/2014	Banc of America Securities	10,548,117 Euro	14,172,450	14,124,641	(47,809)
8/5/2014	Banc of America Securities	5,711,522 New Zealand Dollar	4,858,752	4,849,512	(9,240)
8/5/2014	Barclays Bank International	363,000 Euro	494,580	486,082	(8,498)
8/5/2014	Banc of America Securities	192,000 Euro	261,388	257,101	(4,287)
8/5/2014	Bank of Tokyo	130,009 Singapore Dollar	104,317	104,215	(102)
9/3/2014	Credit Agricole Sa	751,000 Euro	1,009,068	1,005,733	(3,335)
10/15/2014	Societe General Securities	20,881,815 Indian Rupee	345,000	338,789	(6,211)
10/15/2014	Banc of America Securities	19,379,200 Indian Rupee	320,000	314,410	(5,590)
10/15/2014	Chase Manhattan Corp.	1,122,000 South African Rand	105,518	103,276	(2,242)
CONTRACTS SOLD
8/4/2014	Barclays Bank International	16,279,693 Brazilian Real	7,179,895	7,166,951	12,944
8/4/2014	JP Morgan Securities	5,886,267 Brazilian Real	2,605,638	2,591,363	14,275
8/4/2014	Bank of New York	5,876,968 Brazilian Real	2,586,694	2,587,269	(575)
8/4/2014	Bank of New York	5,414,984 Brazilian Real	2,376,504	2,383,886	(7,382)
8/4/2014	Citigroup Global Markets	1,394,316 Brazilian Real	614,940	613,832	1,108
8/4/2014	Credit Suisse	885,980 Brazilian Real	399,000	390,042	8,958
8/4/2014	Deutsche Bank	583,650 Brazilian Real	263,000	256,945	6,055
8/4/2014	Deutsche Bank	131,157 Brazilian Real	59,000	57,740	1,260
8/5/2014	Chase Manhattan Corp.	231,800,000 Japanese Yen	2,282,943	2,253,506	29,437
8/5/2014	Credit Suisse	24,248,000 Euro	33,081,061	32,469,709	611,352
8/5/2014	Banc of America Securities	14,581,486 Pound Sterling	24,744,781	24,616,958	127,823
8/5/2014	Deutsche Bank	8,502,000 Euro	11,556,471	11,384,752	171,719
8/5/2014	Banc of America Securities	5,126,522 New Zealand Dollar	4,448,811	4,352,803	96,008
8/5/2014	Chase Manhattan Corp.	1,259,000 Euro	1,711,816	1,685,886	25,930
8/5/2014	Citigroup Global Markets	1,159,000 Euro	1,579,459	1,551,979	27,480
8/5/2014	Citigroup Global Markets	630,000 Euro	858,033	843,613	14,420
8/5/2014	Royal Bank of Canada	585,000 New Zealand Dollar	508,467	496,709	11,758
8/6/2014	Bank of Tokyo	158,454 Australian Dollar	147,316	147,188	128
8/13/2014	Barclays Bank International	214,000 Swedish Krona	32,924	31,021	1,903
8/14/2014	JP Morgan Securities	178,714 Turkish Lira	83,380	83,133	247
8/25/2014	Goldman Sachs & Company	33,608,702 Mexican Peso	2,551,429	2,537,385	14,044
8/25/2014	Royal Bank of Canada	1,164,525 Mexican Peso	87,836	87,919	(83)
8/27/2014	Societe General Securities	142,928,202 Japanese Yen	1,402,927	1,389,695	13,232
8/27/2014	Societe General Securities	7,963,361 Pound Sterling	13,540,589	13,441,520	99,069

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      91

Wilmington Multi-Manager Real Asset Fund (continued)

					Unrealized
		Contracts to	Contract	Contract	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	(Depreciation)
CONTRACTS SOLD (continued)
8/27/2014	Societe General Securities	7,388,770 Euro	$10,046,629	$9,894,742	$151,887
8/27/2014	Societe General Securities	5,307,534 Swedish Krona	790,834	769,315	21,519
8/27/2014	Societe General Securities	1,181,385 Canadian Dollar	1,098,808	1,082,759	16,049
8/27/2014	UBS AG	593,338 Australian Dollar	556,860	550,330	6,530
9/3/2014	Deutsche Bank	231,800,000 Japanese Yen	2,251,966	2,253,903	(1,937)
9/3/2014	Citigroup Global Markets	24,695,000 Euro	33,191,932	33,071,328	120,604
9/3/2014	Barclays Bank International	14,581,000 Pound Sterling	24,767,432	24,610,058	157,374
9/3/2014	Banc of America Securities	10,548,000 Euro	14,173,052	14,125,789	47,263
9/3/2014	Barclays Bank International	8,872,420 Brazilian Real	3,937,960	3,870,880	67,080
9/3/2014	Barclays Bank International	7,407,273 Brazilian Real	3,286,133	3,231,662	54,471
9/3/2014	Banc of America Securities	5,711,522 New Zealand Dollar	4,845,141	4,835,323	9,818
9/3/2014	JP Morgan Securities	1,104,997 Brazilian Real	487,405	482,091	5,314
9/3/2014	Citigroup Global Markets	1,030,000 Pound Sterling	1,743,734	1,738,451	5,283
9/3/2014	Barclays Bank International	566,000 Euro	760,598	757,982	2,616
9/3/2014	Goldman Sachs & Company	94,000 Euro	125,802	125,884	(82)
9/23/2014	Goldman Sachs & Company	17,726,486 Mexican Peso	1,359,237	1,335,372	23,865
10/2/2014	Credit Suisse	1,023,805 Brazilian Real	442,000	443,020	(1,020)
10/2/2014	Goldman Sachs & Company	671,376 Brazilian Real	289,000	290,517	(1,517)
10/2/2014	Goldman Sachs & Company	668,735 Brazilian Real	288,946	289,375	(429)
10/2/2014	Goldman Sachs & Company	267,322 Brazilian Real	116,000	115,675	325
10/15/2014	Barclays Bank International	34,648,671 Thai Baht	1,067,016	1,075,167	(8,151)
10/15/2014	Chase Manhattan Corp.	16,217,706 South African Rand	1,477,870	1,492,783	(14,913)
10/16/2014	Deutsche Bank	2,803,231,320 Colombian Peso	1,431,023	1,481,121	(50,098)
10/30/2014	Barclays Bank International	2,644,636 Polish Zloty	856,493	842,688	13,805
12/18/2014	Citigroup Global Markets	8,299,000 Mexican Peso	634,635	621,450	13,185
12/18/2014	Deutsche Bank	5,864,000 Mexican Peso	447,101	439,111	7,990
12/18/2014	Royal Bank of Canada	4,047,000 Mexican Peso	308,609	303,050	5,559
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$1,424,299

At July 31, 2014, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

					Unrealized
		Contracts to	In Exchange	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	For	Value	(Depreciation)
CONTRACTS PURCHASED
8/1/2014	Citigroup Global Markets	1,030,000 Pound Sterling	$1,744,202	$1,738,954	$(5,248)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(5,248)

July 31, 2014 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At July 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

					Unrealized
	Expiration	Number of	Contract	Current	Appreciation
Underlying Contracts to Buy	Date	Contracts	Amount	Amount	(Depreciation)
LONG POSITIONS:
90 DAY STERLING	June 2015	177	$36,749,620	$36,779,671	$30,051
SHORT POSITIONS:
EURO-BUND FUTURE	September 2014	7	1,387,713	1,387,159	554
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$30,605

At July 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

						Upfront	Unrealized
	Termination	Notional	Fixed		Fair	Premium Paid	Appreciation
Counterparty	Date	Amount	Rate	Floating Rate	Value	(Received)	(Depreciation)
Centrally Cleared
Chicago Mercantile Exchange*	06/18/44	$3,550,000	3.75%	3 Month USD LIBOR	$(319,281)	$(207,568)	$(111,713)
Chicago Mercantile Exchange*	12/17/44	850,000	3.50	3 Month USD LIBOR	(23,501)	(19,347)	(4,154)
Chicago Mercantile Exchange*	08/17/44	1,900,000	2.75	6 Month EUR EURIBOR ACT	(393,557)	(381,154)	(12,403)
Chicago Mercantile Exchange*	09/18/23	140,000,000	1.00	6 Month JPY LIBOR	(50,806)	(9,264)	(41,542)
Chicago Mercantile Exchange*	09/18/23	120,000,000	1.00	6 Month JPY LIBOR	(43,548)	(6,099)	(37,449)
					$(830,693)	$(623,432)	$(207,261)
Over the Counter
Barclays Bank PLC*	12/19/15	$2,800,000	1.73%	US Urban Consumers NSA	$21,445	$ —	$ 21,445
Deutsche Bank AG*	11/29/16	3,500,000	1.85	US Urban Consumers NSA	29,615	—	29,615
Deutsche Bank AG*	02/10/17	6,200,000	1.93	US Urban Consumers NSA	61,408	—	61,408
Goldman Sachs Group, Inc.*	02/12/17	500,000	2.42	US Urban Consumers NSA	(8,204)	—	(8,204)
RBS Securities, Inc.*	07/15/17	2,400,000	2.25	US Urban Consumers NSA	(34,931)	149	(35,080)
Citibank NA*	07/15/17	200,000	2.25	US Urban Consumers NSA	(2,911)	30	(2,941)
					$66,422	$ 179	$ 66,243
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$(764,271)	$(623,253)	$(141,018)

At July 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

					Implied
					Credit		Upfront	Unrealized
	Termination	Notional	Fixed	Reference	Spread at	Fair	Premium Paid	Appreciation
Counterparty	Date	Amount(a)	Rate	Equity/Obligation	July 31, 2014(b)	Value(c)	(Received)	(Depreciation)
Centrally Cleared
Credit Suisse##	06/20/19	$5,187,600	5.00%	CDX HY22 5Y BP ICE	3.42%	$346,423	$(417,083)	$ 763,506
						$346,423	$(417,083)	$ 763,506
Over the Counter
Morgan Stanley Capital Services##	06/20/15	$900,000	1.00%	BARC SNR SE SP MYC	0.26%	$9,111	$ (7,799)	$ 16,910
Bank of America NA##	03/20/19	300,000	1.00	BRL LA SP BOA	1.46	(5,734)	13,902	(19,636)
Morgan Stanley Capital Services##	03/20/19	800,000	1.00	BRL LA SP MYC	1.46	(15,290)	36,458	(51,748)
Bank of America NA##	03/20/19	100,000	1.00	RUB EM SP BOA	2.28	(5,398)	7,744	(13,142)
Goldman Sachs Group, Inc.##	09/20/19	300,000	1.00	RUB EM SP GST	2.38	(19,116)	15,524	(34,640)
						$(36,427)	$ 65,829	$(102,256)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$309,996	$(351,254)	$ 661,250

* Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      93

Wilmington Multi-Manager Real Asset Fund (concluded)

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES - 98.6%
ALTERNATIVE INVESTMENT FUNDS - 13.1%
AQR Managed Futures Strategy Fund, Class I	103,740	$1,037,401
Gateway Fund, Class Y	51,357	1,502,201
Legg Mason BW Absolute Return Opportunities Fund, Class I	74,163	952,990
PIMCO Unconstrained Bond Fund, Institutional Shares	169,455	1,906,371

TOTAL ALTERNATIVE INVESTMENT FUNDS		$5,398,963
COMMODITY FUND - 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I*	44,495	327,037
DEBT FUNDS - 59.9%
Federated Ultrashort Bond Fund, Institutional Shares¤	280,151	2,571,784
FPA New Income, Inc.	124,589	1,273,295
RidgeWorth Seix Floating Rate High Income Fund, Class I	264,666	2,387,284
Scout Unconstrained Bond Fund	108,791	1,263,066
Wilmington Intermediate-Term Bond Fund, Class I§	1,694,686	17,133,275

TOTAL DEBT FUNDS		$24,628,704
EQUITY FUNDS - 19.6%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	6,318	220,105
Diamond Hill Large Cap Fund, Class Y	15,618	349,219
LSV Value Equity Fund	15,470	355,028
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	23,953	933,687
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	18,975	319,355

Description	Number of Shares	Value
T Rowe Price Institutional Large-Cap Growth Fund	34,370	$959,618
Wilmington Large-Cap Strategy Fund, Class I§	32,943	584,409
Wilmington Mid-Cap Growth Fund, Class I§	54,798	1,003,344
Wilmington Multi-Manager International Fund, Class I§	376,832	2,973,203
Wilmington Small-Cap Strategy Fund, Class I§	23,915	344,132

TOTAL EQUITY FUNDS		$8,042,100
EXCHANGE-TRADED FUNDS - 5.2%
iShares Cohen & Steers REIT ETF	4,245	372,966
iShares Russell Mid-Cap Value ETF	4,954	347,176
iShares TIPS ETF	8,297	953,408
SPDR Dow Jones International Real Estate ETF	10,360	455,633

TOTAL EXCHANGE-TRADED FUNDS		$2,129,183

TOTAL INVESTMENT COMPANIES (COST $38,679,186)		$40,525,987
MONEY MARKET FUND - 1.3%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	537,916	537,916

TOTAL MONEY MARKET FUND (COST $537,917)		$537,916

TOTAL INVESTMENTS – 99.9%
(COST $39,217,103)		$41,063,903
OTHER ASSETS LESS LIABILITIES – 0.1%		37,740

TOTAL NET ASSETS – 100.0%		$41,101,643

Cost of investments for Federal income tax purposes is $39,616,740. The net unrealized appreciation/(depreciation) of investments was $1,447,163. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,064,261 and net unrealized depreciation from investments for those securities having an excess of cost over value of $617,098.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      95

Wilmington Strategic Allocation Conservative Fund

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$40,525,987	$—	$—	$40,525,987
Money Market Fund	537,916	—	—	537,916

Total	$41,063,903	$—	$—	$41,063,903

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES - 84.6%
ALTERNATIVE INVESTMENT FUNDS - 13.3%
AQR Managed Futures Strategy Fund, Class I	148,864	$1,488,640
Gateway Fund, Class Y	78,688	2,301,619
Legg Mason BW Absolute Return Opportunities Fund, Class I	117,969	1,515,902
PIMCO Unconstrained Bond Fund, Institutional Shares	206,520	2,323,350

TOTAL ALTERNATIVE INVESTMENT FUNDS		$7,629,511
COMMODITY FUND - 0.9%
Credit Suisse Commodity Return Strategy Fund, Class I*	67,439	495,674
DEBT FUNDS - 11.3%
Federated Ultrashort Bond Fund, Institutional Shares¤	172,797	1,586,276
FPA New Income, Inc.	92,643	946,809
RidgeWorth Seix Floating Rate High Income Fund, Class I	198,958	1,794,603
Scout Unconstrained Bond, Institutional Shares	181,910	2,111,980

TOTAL DEBT FUNDS		$6,439,668
EQUITY FUNDS - 51.8%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	25,100	874,484
Diamond Hill Large Cap Fund, Class Y	62,036	1,387,116
Harbor International Fund, Institutional Shares	63,739	4,559,282
Lazard Emerging Markets Equity Portfolio, Institutional Shares	15,574	320,972
LSV Value Equity Fund	61,368	1,408,404
MFS International New Discovery Fund, Class I	21,651	645,861
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	104,737	4,082,650
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	79,425	1,336,719
T Rowe Price Institutional Large-Cap Growth Fund	144,559	4,036,099
Wilmington Mid-Cap Growth Fund, Class I§	226,973	4,155,880
Wilmington Multi-Manager International Fund, Class I§	702,756	5,544,742
Wilmington Small-Cap Strategy Fund, Class I§	90,727	1,305,556

TOTAL EQUITY FUNDS		$29,657,765

Description	Number of Shares	Value
EXCHANGE-TRADED FUNDS - 7.3%
iShares Cohen & Steers REIT ETF#	6,925	$608,431
iShares Russell Mid-Cap Value ETF#	20,528	1,438,602
iShares TIPS ETF	12,350	1,419,138
SPDR Dow Jones International Real Estate ETF	16,300	716,874

TOTAL EXCHANGE-TRADED FUNDS		$4,183,045

TOTAL INVESTMENT COMPANIES
(COST $42,577,064)		$48,405,663

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$977	$1,092
Series 2012-114, Class VM, 3.50%, 10/25/25	176,859	184,138

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$185,230
WHOLE LOAN - 0.2%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ	51,425	49,736
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.75%, 11/25/35Δ	37,005	34,546

TOTAL WHOLE LOAN		$84,282

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $286,581)		$269,512
CORPORATE BONDS - 6.8%
AEROSPACE & DEFENSE - 0.2%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	85,000	90,111
BANKS - 0.1%
Comerica, Inc., Subordinated, 3.80%, 7/22/26	5,000	4,957
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	20,860
Wells Fargo & Co., Subordinated, MTN, 4.10%, 6/03/26	25,000	25,139

TOTAL BANKS		$50,956
BEVERAGES - 0.3%
Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	130,000	141,475

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      97

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Diageo Capital PLC,
Company Guaranteed, 3.88%, 4/29/43	$15,000	$13,934
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	10,000	9,814

TOTAL BEVERAGES		$165,223
BIOTECHNOLOGY - 0.1%
Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	40,000	39,526
CAPITAL MARKETS - 0.4%
BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	39,160
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	15,000	15,222
Goldman Sachs Group, Inc.,
Sr. Unsecured, 3.30%, 5/03/15	100,000	102,094
Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16Δ	35,000	35,486
Morgan Stanley,
Sr. Unsecured, 1.09%, 1/24/19Δ	30,000	30,265

TOTAL CAPITAL MARKETS		$222,227
CHEMICALS - 0.1%
Dow Chemical Co.,
Sr. Unsecured, 3.00%, 11/15/22	70,000	68,288
COMMERCIAL BANKS - 0.1%
HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	41,113
Wells Fargo & Co.,
Series M, Subordinated, 3.45%, 2/13/23	35,000	34,617

TOTAL COMMERCIAL BANKS		$75,730
COMMERCIAL FINANCE - 0.1%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	72,012
COMPUTERS - 0.1%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	45,000	44,989
Apple, Inc.,
Sr. Unsecured, 3.85%, 5/04/43	35,000	32,229

TOTAL COMPUTERS		$77,218
CONSUMER FINANCE - 0.1%
American Express Co.,
Sr. Unsecured, FRN, 0.83%, 5/22/18Δ	30,000	30,245
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	50,000	50,022
Citigroup, Inc.,
Sr. Unsecured, 6.00%, 8/15/17	100,000	112,515
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	100,000	127,143

Description	Par Value	Value
Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	$35,000	$36,560
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	25,000	25,336
JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	20,000	19,386

TOTAL DIVERSIFIED FINANCIAL SERVICES		$370,962
ELECTRIC - 0.4%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	35,000	38,338
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	10,000	10,348
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	99,300
Pacific Gas & Electric Co.,
Sr. Unsecured, 3.75%, 2/15/24	20,000	20,532
UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	70,000	74,338

TOTAL ELECTRIC		$242,856
ENVIORNMENTAL CONTROL - 0.2%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	60,000	61,997
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	35,000	35,142

TOTAL ENVIORNMENTAL CONTROL		$97,139
FOOD - 0.2%
Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	100,000	103,589
FOREST PRODUCTS & PAPER - 0.2%
International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	100,000	103,074
HEALTH CARE PROVIDERS & SERVICES - 0.0%**
UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	24,184
HOME FURNISHINGS - 0.1%
Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	70,247
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	10,607

TOTAL HOME FURNISHINGS		$80,854
HOUSEHOLD PRODUCTS - 0.1%
Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	64,063
INSURANCE - 0.4%
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	40,000	41,764
Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	20,000	19,904
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	35,000	35,855

July 31, 2014 (unaudited)

98     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	$60,000	$64,412
WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	45,000	44,370

TOTAL INSURANCE		$206,305
MEDIA - 0.3%
COX Communications, Inc.,
Sr. Unsecured, 4.50%, 6/30/43•,Ω	100,000	94,157
Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	61,791

TOTAL MEDIA		$155,948
METALS & MINING - 0.1%
Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	60,000	78,053
MISCELLANEOUS MANUFACTURING - 0.2%
General Electric Co.,
Sr. Unsecured, 4.13%, 10/09/42	35,000	34,658
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	46,104
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,425

TOTAL MISCELLANEOUS MANUFACTURING		$101,187
OFFICE/BUSINESS EQUIPMENT - 0.1%
Xerox Corp.,
Sr. Unsecured, 2.75%, 3/15/19	30,000	30,394
OIL & GAS - 0.4%
BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	47,519
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	30,000	30,036
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	15,000	15,501
Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	45,000	43,545
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	70,000	68,319
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	30,000	30,127

TOTAL OIL & GAS		$235,047
PHARMACEUTICALS - 0.2%
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	19,559
Novartis Capital Corp.,
Company Guaranteed, 4.40%, 5/06/44	75,000	78,075
Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43	15,000	15,168

TOTAL PHARMACEUTICALS		$112,802
PIPELINES - 0.2%
Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	40,000	40,621

Description	Par Value	Value
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	$35,000	$34,496
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	53,710

TOTAL PIPELINES		$128,827
REAL ESTATE INVESTMENT TRUSTS - 0.9%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	15,000	16,129
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	100,000	109,671
Digital Realty Trust LP,
Company Guaranteed, 5.88%, 2/01/20#	100,000	111,626
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	15,000	15,356
Health Care REIT, Inc.,
Sr. Unsecured, 4.70%, 9/15/17	100,000	109,263
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	39,443
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	90,000	91,238
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	35,000	35,326

TOTAL REAL ESTATE INVESTMENT TRUSTS		$528,052
RETAIL - 0.1%
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	49,000	54,973
SEMICONDUCTORS - 0.1%
Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	33,924
SOFTWARE - 0.1%
Oracle Corp.,
Sr. Unsecured, 4.30%, 7/08/34	50,000	50,272
TELECOMMUNICATIONS - 0.2%
AT&T, Inc.,
FRN, Sr. Unsecured, 1.14%, 11/27/18Δ	55,000	56,148
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	35,000	43,571

TOTAL TELECOMMUNICATIONS		$99,719
TRANSPORTATION - 0.1%
FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	27,081
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	56,256

TOTAL TRANSPORTATION		$83,337
TRUCKING & LEASING - 0.0%**
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	20,000	21,492

TOTAL CORPORATE BONDS
(COST $3,773,073)		$3,898,589

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      99

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2,
Series A, Pass-Through Certificates, 7.25%, 11/10/19	$64,055	$75,145
Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	52,048	61,092

TOTAL AIRLINES		$136,237

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $115,626)		$136,237
MORTGAGE-BACKED SECURITIES – 2.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.2%
Pool A15865, 5.50%, 11/01/33	68,707	76,244
Pool A19412, 5.00%, 3/01/34	190,675	210,676
Pool C00478, 8.50%, 9/01/26	2,688	3,084
Pool C03517, 4.50%, 9/01/40	58,016	62,471
Pool C04305, 3.00%, 11/01/42	232,507	227,788
Pool C09020, 3.50%, 11/01/42	235,444	239,639
Pool G05774, 5.00%, 1/01/40	403,177	446,856

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,266,758
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Pool 533246, 7.50%, 4/01/30	18,318	19,287
Pool AB4089, 3.00%, 12/01/26	53,003	54,832
Pool AJ4050, 4.00%, 10/01/41	168,769	177,750

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$251,869
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 354677, 7.50%, 10/15/23	21,304	24,160
Pool 354765, 7.00%, 2/15/24	28,215	31,960
Pool 354827, 7.00%, 5/15/24	25,495	28,880

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$85,000

TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,570,376)		$1,603,627
U.S. TREASURY – 1.7%
U.S. TREASURY BONDS – 0.3%
4.38%, 5/15/40	120,000	144,142
4.75%, 2/15/37	21,000	26,419

TOTAL U.S. TREASURY BONDS		$170,561
U.S. TREASURY NOTES – 1.4%
0.63%, 9/30/17	40,000	39,373
1.50%, 12/31/18	87,000	86,506
1.50%, 3/31/19	100,000	99,167

Description	Par Value	Value
1.63%, 11/15/22	$96,000	$90,302
2.13%, 5/31/15	65,000	66,079
2.13%, 8/31/20	115,000	115,466
3.50%, 5/15/20	100,000	108,577
4.50%, 2/15/16	100,000	106,383
4.50%, 5/15/17	100,000	109,855

TOTAL U.S. TREASURY NOTES		$821,708

TOTAL U.S. TREASURY
(COST $947,621)		$992,269

	Number of Shares
MONEY MARKET FUNDS – 1.4%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	394,901	$394,901
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	392,563	392,563

TOTAL MONEY MARKET FUNDS
(COST $787,464)		$787,464

TOTAL INVESTMENTS IN SECURITIES – 98.0%
(COST $50,057,805)		$56,093,361

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.9%
REPURCHASE AGREEMENTS – 2.9%
Daiwa Capital Markets America, 0.12%,dated 07/31/14, due 08/01/14, repurchase price $691,812, collateralized by U.S. Government & Treasury Securities 0.00% to 6.50%, maturing 08/15/14 to 03/01/48; total market value of $705,646.	$691,810	$691,810
Nomura Securities International, Inc. 0.10% dated 07/31/14 08/01/14 repurchase price $1,000,003, collateralized by U.S. Government & Treasury Securities 0.00% to 9.13%, maturing 10/30/14 to 03/20/63; total market value of $1,020,000.	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS		$1,691,810

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,691,810)		$1,691,810

TOTAL INVESTMENTS – 100.9%
(COST $51,749,615)		$57,785,171
COLLATERAL FOR SECURITIES ON LOAN – (2.9%)		(1,691,810)
OTHER ASSETS LESS LIABILITIES – 2.0%		1,157,238

TOTAL NET ASSETS – 100.0%		$57,250,599

July 31, 2014 (unaudited)

100     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Cost of investments for Federal income tax purposes is $52,482,038. The net unrealized appreciation/(depreciation) of investments was $5,303,133. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,585,739 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,282,606.

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      101

Wilmington Strategic Allocation Moderate Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$48,405,663	$—	$—	$48,405,663
Collateralized Mortgage Obligations	—	269,512	—	269,512
Corporate Bonds	—	3,898,589	—	3,898,589
Enhanced Equipment Trust Certificates	—	136,237	—	136,237
Mortgage-Backed Securities	—	1,603,627	—	1,603,627
U.S. Treasury	—	992,269	—	992,269
Money Market Funds	787,464	—	—	787,464
Repurchase Agreements	—	1,691,810	—	1,691,810

Total	$49,193,127	$8,592,044	$—	$57,785,171

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

	Number of
Description	Shares	Value
INVESTMENT COMPANIES – 98.0%
ALTERNATIVE INVESTMENT FUNDS – 5.6%
AQR Managed Futures Strategy Fund,
Class I	89,201	$892,011
Gateway Fund, Class Y	40,352	1,180,301

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,072,312
COMMODITY FUND – 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I*	43,324	318,433
EQUITY FUNDS – 83.3%
DFA U.S. Small Cap Value Portfolio, Institutional Class	23,015	801,841
Diamond Hill Large Cap Fund, Class Y	59,398	1,328,135
Harbor International Fund, Institutional Shares	37,724	2,698,395
LSV Value Equity Fund	58,381	1,339,840
MFS International New Discovery Fund, Class I	16,649	496,635
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	102,367	3,990,275
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	75,996	1,279,016
T Rowe Price Institutional Large-Cap Growth Fund	141,290	3,944,817
Wilmington Large-Cap Strategy Fund, Class I§	14,971	265,586

	Number of
Description	Shares	Value
Wilmington Mid-Cap Growth Fund, Class I§	243,347	$4,455,692
Wilmington Multi-Manager International Fund, Class I§	1,112,632	8,778,669
Wilmington Small-Cap Strategy Fund, Class I§	100,725	1,449,438

TOTAL EQUITY FUNDS		$30,828,339
EXCHANGE-TRADED FUNDS – 8.3%
iShares Cohen & Steers REIT ETF	3,871	340,106
iShares Russell Mid-Cap Value	21,480	1,505,318
iShares TIPS ETF	7,562	868,949
SPDR Dow Jones International Real Estate ETF	7,890	347,002

TOTAL EXCHANGE-TRADED FUNDS		$3,061,375

TOTAL INVESTMENT COMPANIES
(COST $30,294,881)		$36,280,459
MONEY MARKET FUND – 2.0%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^§	731,411	731,411

TOTAL MONEY MARKET FUND
(COST $731,411)		$731,411

TOTAL INVESTMENTS – 100.0%
(COST $31,026,292)		$37,011,870
OTHER LIABILITIES LESS ASSETS – 0.0%**		(13,387)

TOTAL NET ASSETS – 100.0%		$36,998,483

Cost of investments for Federal income tax purposes is $35,134,244. The net unrealized appreciation/(depreciation) of investments was $1,877,626. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,319,551 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,441,925.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$36,280,459	$—	$—	$36,280,459
Money Market Fund	731,411	—	—	731,411

Total	$37,011,870	$—	$—	$37,011,870

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - MULTI-MANAGED AND STRATEGIC ALLOCATION FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2014, these liquid restricted securities were as follows:

		Percentage of
		Total Net
Fund	Amount	Assets
Multi-Manager International Fund	$2,001,028	0.4%
Multi-Manager Alternatives Fund	16,541,165	7.9%
Multi-Manager Real Asset Fund	1,499,200	0.3%
Strategic Allocation Moderate Fund	246,636	0.4%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities were as follows:

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Multi-Manager International Fund
Aditya Birla Nuvo Ltd.	06/16/2010	$26,604	$38,675
Ambuja Cements Ltd.	11/01/2012	64,415	57,984
Axis Bank Ltd.	03/19/2010	16,746	21,384
Axis Bank Ltd.	03/27/2012	43,358	61,561
Bank Alfalah Ltd.	10/22/2013	13,468	18,740
Container Corp. of India	02/08/2010	25,677	31,100
DG Khan Cement Co. Ltd.	10/22/2013	29,545	38,518
Fauji Fertilizer Co. Ltd.	10/22/2013	36,364	41,328
FPT Corp.	10/13/2010	25,842	25,664
FPT Corp.	01/13/2011	38,488	47,937
HAGL JSC	10/13/2010	62,681	32,228
HAGL JSC	01/13/2011	49,686	26,686
HAGL JSC	05/21/2013	4,733	11,782
HDFC Bank Ltd.	12/20/2010	116,852	168,071
Hoa Phat Group	01/13/2011	30,994	70,543
Hub Power Co. Ltd.	10/22/2013	41,351	44,400
Jaiprakash Associates Ltd.	11/01/2012	31,799	18,940
Lucky Cement Ltd.	10/22/2013	35,372	62,190
MCB Bank Ltd.	10/22/2013	75,646	104,745
National Bank of Pakistan	10/22/2013	27,192	34,114
Nishat Mills Ltd.	10/22/2013	16,596	22,938
NTPC Ltd.	10/12/2009	102,375	54,209
NTPC Ltd.	01/13/2011	52,888	29,647
NTPC Ltd.	03/27/2012	63,330	45,977
Oil & Gas Development Co. Ltd.	10/22/2013	73,428	90,198
Pakistan State Oil Co. Ltd.	10/22/2013	31,024	53,398
Pakistan Telecommunication Co. Ltd.	10/22/2013	22,996	25,295
PetroVietnam Drilling and Well Services JSC	10/11/2012	23,747	64,614
Petrovietnam Fertilizer & Chemicals JSC	03/27/2012	18,899	17,651
Pha Lai Thermal Power JSC	10/13/2010	23,704	39,758
Reliance Industries Ltd. GDR	07/03/2007	42,226	32,862
Reliance Industries Ltd. GDR	01/20/2012	42,433	44,830

July 31, 2014 (unaudited)

104     Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Reliance Industries Ltd. GDR	03/27/2012	82,122	94,223
Reliance Industries Ltd. GDR	04/02/2012	41,493	46,285
Reliance Industries Ltd. GDR	11/01/2012	66,561	72,734
SUI Southern Gas Co. Ltd.	10/22/2013	22,024	30,864
Sun Pharmaceutical Industries Ltd.	02/08/2010	38,759	156,965
Tata Steel Ltd.	09/21/2011	45,297	43,568
Vingroup JSC	10/13/2010	24,321	42,741
Vingroup JSC	10/14/2010	2,963	5,076
Vingroup JSC	11/01/2012	25,169	30,605
			$2,001,028	0.4%
Multi-Manager Alternatives Fund
Altice SA	04/23/2014	2,065,000	2,050,000
Altice SA	04/30/2014	523,125	512,500
BlueLine Rental Finance Corp.	01/22/2014	1,037,500	1,050,000
BlueLine Rental Finance Corp.	02/25/2014	1,315,625	1,312,500
BlueLine Rental Finance Corp.	03/18/2014	423,000	420,000
Burlington Holdings LLC	11/08/2013	378,010	374,340
Burlington Holdings LLC	01/08/2014	215,775	214,200
Jefferies Finance LLC/JFIN Co.-Issuer Corp.	03/27/2014	1,262,500	1,256,250
Michaels Finco Holdings LLC / Michaels Finco, Inc.	08/01/2013	406,000	408,500
Michaels Finco Holdings LLC / Michaels Finco, Inc.	11/06/2013	258,750	255,313
Michaels Finco Holdings LLC / Michaels Finco, Inc.	11/07/2013	363,125	357,437
Michaels Finco Holdings LLC / Michaels Finco, Inc.	02/06/2014	1,035,000	1,021,250
Neiman Marcus Group Ltd., Inc.	11/06/2013	769,688	802,500
Neiman Marcus Group Ltd., Inc.	11/18/2013	256,250	267,500
Neiman Marcus Group Ltd., Inc.	02/06/2014	1,047,500	1,070,000
Neiman Marcus Group Ltd., Inc.	06/05/2014	555,000	535,000
Sprint Corp.	09/09/2013	482,125	508,250
Sprint Corp.	11/07/2013	321,750	321,000
Sprint Corp.	11/19/2013	269,063	267,500
Sprint Corp.	02/06/2014	1,077,500	1,070,000
Vander Intermediate Holding II Corp.	04/09/2014	304,235	299,250
Vander Intermediate Holding II Corp.	05/30/2014	1,099,969	992,250
Wind Acquisition Finance SA	04/30/2014	1,160,156	1,175,625
			$16,541,165	7.9%
Multi-Manager Real Asset Fund
BPCE SA	07/03/2014	693,098	697,781
MAGI Funding PLC	05/12/2011	205,521	203,506
Slovenia Government International Bond	11/15/2013	268,742	288,581
Venture CDO Ltd.	08/02/2010	281,654	309,332
			$1,499,200	0.3%
Strategic Allocation Moderate Fund
Cox Communications, Inc.	04/24/2013	99,875	94,157
FMR LLC	06/28/2010	102,666	127,143
Hyundai Capital America	08/06/2013	24,985	25,336
			$246,636	0.4%

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments—Wilmington Funds.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds. At July 31, 2014, the value of these securities amounted to:

July 31, 2014 (unaudited)

Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds      105

		Percentage of
		Total Net
Fund	Amount	Assets
Multi-Manager International Fund	$420,802,706	78.2%
Multi-Manager Real Asset Fund	$88,772,297	18.9%

¤	While the Fund’s position in this security is long, the investment provides short exposure to the market.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds.
Ö	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the fund. The total value of all securities segregated at July 31, 2014 was:

		Percentage of
		Total Net
Fund	Amount	Assets
Alternatives Fund	$57,335,364	12.1%

*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	LP – Limited Partnership
CPI – Consumer Price Index	MSCI – Morgan Stanley Capital International
ETF – Exchange Traded Fund	MTN – Medium Term Note
FHLMC – Federal Home Loan Mortgage Corporation	NVDR – Non-Voting Depository Receipt
FNMA – Federal National Mortgage Association	PCL – Public Company Limited
FRN – Floating Rate Note	PLC – Public Limited Company
GDR – Global Depositary Receipt	REIT – Real Estate Investment Trust
GNMA – Government National Mortgage Association	SPDR – Standard & Poor’s Depository Receipts
LLC – Limited Liability Corporation	TIPS – Treasury Inflation Protected Security

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
ZAR	South African Rand

July 31, 2014 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES – 0.6%
FINANCIAL SERVICES – 0.5%
LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26	$1,005,651	$1,125,633
WHOLE LOAN – 0.1%
SLM Private Education Loan Trust,
Series 2011-A, Class A1, 1.17%, 10/15/24Δ•Ω	312,327	315,471

TOTAL ASSET-BACKED SECURITIES
(COST $1,317,978)		$1,441,104
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.6%
Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A2, 5.63%, 4/10/49Δ	102,969	104,462
Extended Stay America Trust,
Series 2013-ESH5, Class A15, 1.28%, 12/05/31•Ω	800,000	780,062
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	578,811	628,702

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$1,513,226
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.0%
Series 1988-23, Class C, 9.75%, 9/25/18	2,931	3,276
Series 2005-29, Class WC, 4.75%, 4/25/35	56,728	61,952
Series 2012-114, Class VM,
3.50%, 10/25/25	2,387,596	2,485,861

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,551,089
WHOLE LOAN – 1.0%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.93%, 2/25/34	255,289	246,902
Countrywide Home Loan Mortgage
Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	676,492	687,077
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	740,101	690,917
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	932,409	963,361

TOTAL WHOLE LOAN		$2,588,257

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $6,858,321)		$6,652,572

Description	Par Value	Value
COMMERCIAL PAPER – 0.8%¿
COMMERCIAL PAPER – 0.8%
Gemini Securitization Corp. LLC,
0.00%, 8/18/14•Ω	$1,200,000	$1,199,586
Motiva Enterprises LLC,
0.00%, 8/04/14	1,000,000	999,972

TOTAL COMMERCIAL PAPER		$2,199,558

TOTAL COMMERCIAL PAPER
(COST $2,199,574)		$2,199,558
CORPORATE BONDS – 52.6%
AEROSPACE & DEFENSE – 1.1%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,839,317
L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,081,229

TOTAL AEROSPACE & DEFENSE		$2,920,546
AUTOMOTIVE – 3.2%
Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21•Ω	250,000	266,163
Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	250,000	261,144
Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,246,525
Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	285,438
Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	577,654
Ford Motor Credit Co., LLC,
Sr. Unsecured, 4.25%, 9/20/22	450,000	476,938
General Motors Co., Inc.,
Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,275,000
General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	600,000	604,500
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	300,000	315,000
Harley-Davidson Funding Corp.,
Company Guaranteed, 5.75%, 12/15/14•Ω	500,000	509,829
Hyundai Capital America,
Company Guaranteed, 4.00%, 6/08/17•Ω	250,000	265,524
Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15•Ω	250,000	251,899
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•Ω	575,000	582,722
Hyundai Capital Services, Inc.,
Sr. Unsecured, 3.50%, 9/13/17•Ω	250,000	261,991

TOTAL AUTOMOTIVE		$8,180,327

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      107

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
BEVERAGES – 0.1%
Diageo Capital PLC,
Company Guaranteed, 3.88%, 4/29/43	$390,000	$362,285
BUILDING MATERIALS – 0.5%
Masco Corp.,
Sr. Unsecured, 4.80%, 6/15/15	1,150,000	1,185,715
CAPITAL MARKETS – 2.3%
BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	284,496
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,390,308
Charles Schwab Corp.,
Sr. Unsecured, 4.45%, 7/22/20	250,000	276,685
Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/30/18Δ	1,850,000	1,885,726
Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16Δ	1,050,000	1,064,592
Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,053,795

TOTAL CAPITAL MARKETS		$5,955,602
COMMERCIAL BANKS – 4.3%
BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	726,055
Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	750,000	752,099
Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,333,726
Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	230,000	228,030
Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,280,217
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	530,000	552,785
Fifth Third Bank/Cincinnati OH,
Sr. Unsecured, 1.35%, 6/01/17	1,000,000	999,886
KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 1.10%, 11/25/16	1,000,000	1,002,198
Morgan Stanley,
Sr. Unsecured, 1.09%, 1/24/19Δ	810,000	817,158
PNC Bank N.A.,
Subordinated Note, 2.95%, 1/30/23	350,000	340,487
PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	1,500,000	1,518,127
Wells Fargo & Co.,
Sr. Unsecured, 3.68%, 6/15/16Δ	500,000	525,579
Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	241,078
Wells Fargo & Co.,
Subordinated, MTN, 4.10%, 6/03/26	920,000	925,100

TOTAL COMMERCIAL BANKS		$11,242,525
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp.,
Subordinated Note, 5.30%, 2/11/21	250,000	285,232

Description	Par Value	Value
COMPUTERS – 1.2%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	$1,580,000	$1,579,622
Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	509,764
Hewlett-Packard Co.,
Sr. Unsecured, 3.00%, 9/15/16	500,000	519,947
Hewlett-Packard Co.,
Sr. Unsecured, 2.60%, 9/15/17	500,000	516,132

TOTAL COMPUTERS		$3,125,465
CONSUMER FINANCE – 0.2%
American Express Co.,
Sr. Unsecured, 0.85%, 5/22/18Δ	655,000	660,342
DIVERSIFIED FINANCIAL SERVICES – 3.6%
Bank of America Corp.,
Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,378,430
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,275,560
Bank of America Corp.,
Sr. Unsecured, MTN, 1.32%, 3/22/18Δ	1,500,000	1,526,858
Citigroup, Inc.,
Sr. Unsecured, 1.25%, 1/15/16	500,000	502,878
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	1,155,000	1,169,203
Citigroup, Inc.,
Sr. Unsecured, 4.45%, 1/10/17	250,000	268,071
Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	314,809
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•Ω	1,000,000	1,271,427
JPMorgan Chase & Co.,
Sr. Unsecured, 2.60%, 1/15/16	500,000	512,547
JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	170,535
JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	109,492
JPMorgan Chase Capital XXIII,
Limited Guarantee, 1.26%, 5/15/47Δ	1,000,000	830,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,329,810
ELECTRIC – 4.7%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,643,039
CMS Energy Corp.,
Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,073,365
CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	300,000	344,318
Dominion Resources, Inc.,
Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	550,667
Dominion Resources, Inc./VA,
Sr. Unsecured, 1.25%, 3/15/17	960,000	959,168

July 31, 2014 (unaudited)

108     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	$305,000	$315,626
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,434,333
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	650,000	735,541
FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,293,504
FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25•Ω	2,250,000	2,285,574
System Energy Resources, Inc.,
1st Mortgage, 4.10%, 4/01/23	500,000	515,422

TOTAL ELECTRIC		$12,150,557
ENVIORNMENTAL CONTROL – 1.1%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,513,769
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,260,106

TOTAL ENVIORNMENTAL CONTROL		$2,773,875
FOOD PRODUCTS – 0.5%
McCormick & Co., Inc.,
Sr. Unsecured, 5.75%, 12/15/17	500,000	571,269
McCormick & Co., Inc.,
Sr. Unsecured, 3.90%, 7/15/21	500,000	536,115
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•Ω	125,000	125,890

TOTAL FOOD PRODUCTS		$1,233,274
FOOD RETAILING – 0.3%
Kroger Co.,
Company Guaranteed, 8.00%, 9/15/29	500,000	662,154
FOREST PRODUCTS & PAPER – 0.8%
International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	2,000,000	2,061,484
HEALTH CARE PROVIDERS & SERVICES – 0.2%
UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	250,000	282,476
UnitedHealth Group, Inc.,
Sr. Unsecured, 3.95%, 10/15/42	290,000	272,187

TOTAL HEALTH CARE PROVIDERS & SERVICES		$554,663
HOME FURNISHINGS – 0.9%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	350,000	385,243
Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,621,097
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	222,746

TOTAL HOME FURNISHINGS		$2,229,086
INSURANCE – 3.8%
Aon PLC,
Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,513,958

Description	Par Value	Value
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	$425,000	$422,961
CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,162,412
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	950,000	973,211
Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,064,613
MetLife, Inc.,
Sr. Unsecured, 5.00%, 6/15/15	400,000	416,125
Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	249,376
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,036,716
WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	280,000	339,759
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,073,527
WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,690,997

TOTAL INSURANCE		$9,943,655
MEDIA – 2.5%
CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,030,989
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	500,000	520,622
NBCUniversal Enterprise, Inc.,
Company Guaranteed, 0.78%, 4/15/16Δ•Ω	420,000	422,380
TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	400,000	433,252
Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,145,084
Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	850,000	886,198
Viacom, Inc.,
Sr. Unsecured, 5.25%, 4/01/44	1,000,000	1,051,278

TOTAL MEDIA		$6,489,803
METALS & MINING – 0.4%
Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	962,100
MISCELLANEOUS MANUFACTURING – 2.0%
Eaton Corp.,
Company Guaranteed, 4.00%, 11/02/32	400,000	399,518
GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67Δ	1,000,000	1,117,500
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	1,235,000	1,265,309
Ingersoll-Rand Co.,
Series B, Company Guaranteed, MTN, 6.02%, 2/15/28	900,000	1,036,520
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	252,279

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      109

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	$500,000	$515,878
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	480,000	490,191

TOTAL MISCELLANEOUS MANUFACTURING		$5,077,195
OIL & GAS – 4.8%
Anadarko Finance Co.,
Series B, Company Guaranteed,
7.50%, 5/01/31	1,000,000	1,358,785
Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	225,000	247,791
Canadian Natural Resources Ltd.,
Sr. Unsecured, 0.61%, 3/30/16Δ	1,000,000	1,003,451
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	925,000	926,113
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	480,000	496,030
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,000,000	975,988
Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16	800,000	820,076
Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	541,997
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,193,560
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	680,000	682,883
Petrobras Global Finance BV,
Company Guaranteed, 2.59%, 3/17/17Δ	165,000	167,269
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,250,000	1,305,176
Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	500,000	550,935
Sunoco, Inc.,
Company Guaranteed, 9.63%, 4/15/15	550,000	581,838
Transocean, Inc.,
Company Guaranteed, 4.95%, 11/15/15	450,000	472,499
Transocean, Inc.,
Company Guaranteed, 5.05%, 12/15/16	1,000,000	1,083,899

TOTAL OIL & GAS		$12,408,290
OIL & GAS FIELD SERVICES – 0.4%
Weatherford International Ltd., Company Guaranteed, 6.00%, 3/15/18	1,000,000	1,134,674
PHARMACEUTICALS – 1.9%
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	449,850
Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,373,514
McKesson Corp.,
Sr. Unsecured, 1.29%, 3/10/17	460,000	460,095

Description	Par Value	Value
Novartis Capital Corp.,
Company Guaranteed, 4.40%, 5/06/44	$2,135,000	$2,222,524
Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43	400,000	404,469

TOTAL PHARMACEUTICALS		$4,910,452
PIPELINES – 2.2%
Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	1,145,000	1,162,784
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23#	870,000	857,466
Enterprise Products Operating LLC,
Series B, Company Guaranteed,
7.03%, 1/15/68Δ	2,000,000	2,285,000
Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,026,000
Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	400,000	408,064

TOTAL PIPELINES		$5,739,314
REAL ESTATE INVESTMENT TRUSTS – 4.2%
American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	1,000,000	1,037,578
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	415,000	446,240
BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,043,561
Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	650,000	673,290
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	548,353
Digital Realty Trust LP,
Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,068,499
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	450,000	460,683
HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	554,957
Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	250,000	277,410
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,245,474
Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	295,978
ProLogis LP,
Company Guaranteed, 2.75%, 2/15/19	450,000	457,366
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	1,245,000	1,256,582
Ventas Realty LP,
Company Guaranteed, 5.70%, 9/30/43	380,000	443,383

TOTAL REAL ESTATE INVESTMENT TRUSTS		$10,809,354
RETAIL – 0.1%
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	244,000	273,744

July 31, 2014 (unaudited)

110     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
SOFTWARE – 1.4%
Oracle Corp.,
Sr. Unsecured, 4.30%, 7/08/34	$1,730,000	$1,739,414
Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	1,820,000	1,802,053

TOTAL SOFTWARE		$3,541,467
TELECOMMUNICATIONS – 1.8%
Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17•Ω	2,000,000	2,119,448
Verizon Communications, Inc.,
Sr. Unsecured, 1.00%, 6/17/19Δ	1,000,000	1,016,714
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,568,549

TOTAL TELECOMMUNICATIONS		$4,704,711
TRANSPORTATION – 1.1%
FedEx Corp.,
Company Guaranteed, 4.90%, 1/15/34	500,000	540,006
Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	290,704
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	304,564
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	513,670
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,181,370

TOTAL TRANSPORTATION		$2,830,314
TRUCKING & LEASING – 0.9%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,500,000	1,570,153
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	640,000	687,734

TOTAL TRUCKING & LEASING		$2,257,887

TOTAL CORPORATE BONDS
(COST $130,885,794)		$135,995,902
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.7%
AIRLINES – 0.7%
American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	406,070	443,886
Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	200,172	234,827
Delta Air Lines 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	325,302	381,823

Description	Par Value	Value
Delta Air Lines 2009-1,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	$306,618	$360,181
United Air Lines 2009-2A,
Pass-Through Certificates, 9.75%, 1/15/17	269,817	306,410

TOTAL AIRLINES		$1,727,127

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $1,507,979)		$1,727,127
GOVERNMENT AGENCIES – 2.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.3%
1.25%, 10/02/19#	1,300,000	1,254,858
1.75%, 5/30/19#	2,000,000	1,998,188
2.38%, 1/13/22#	125,000	124,109

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,377,155
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%
4.88%, 12/15/16	700,000	767,874
6.25%, 5/15/29	750,000	1,009,231
7.25%, 5/15/30#	400,000	594,613

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,371,718

TOTAL GOVERNMENT AGENCIES
(COST $5,517,123)		$5,748,873
MORTGAGE-BACKED SECURITIES – 18.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 13.1%
Pool A13990, 4.50%, 10/01/33	72,927	79,051
Pool A93415, 4.00%, 8/01/40	3,500,821	3,689,188
Pool A93505, 4.50%, 8/01/40	3,106,046	3,344,555
Pool A97047, 4.50%, 2/01/41	2,199,838	2,366,698
Pool B17616, 5.50%, 1/01/20	92,744	94,682
Pool C00478, 8.50%, 9/01/26	24,194	27,753
Pool C01272, 6.00%, 12/01/31	58,087	65,684
Pool C03750, 3.50%, 2/01/42	598,367	609,020
Pool C04305, 3.00%, 11/01/42	4,096,472	4,013,326
Pool C09020, 3.50%, 11/01/42	4,453,113	4,532,459
Pool E09010, 2.50%, 9/01/27	1,790,973	1,805,212
Pool G01625, 5.00%, 11/01/33	82,353	90,991
Pool G02296, 5.00%, 6/01/36	480,266	530,495
Pool G02390, 6.00%, 9/01/36	17,173	19,398
Pool G03703, 5.50%, 12/01/37	54,418	60,353
Pool G04776, 5.50%, 7/01/38	199,682	220,963
Pool G05317, 5.00%, 4/01/37	1,889,489	2,087,101
Pool G05500, 5.00%, 5/01/39	1,597,645	1,764,735
Pool G06222, 4.00%, 1/01/41	3,442,674	3,627,912
Pool G07624, 4.00%, 12/01/43	1,958,543	2,059,821
Pool G08097, 6.50%, 11/01/35	32,144	36,561

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      111

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool G08534, 3.00%, 6/01/43	$857,065	$839,402
Pool G12709, 5.00%, 7/01/22	115,769	123,586
Pool G18497, 3.00%, 1/01/29	229,790	236,752
Pool Q08305, 3.50%, 5/01/42	1,618,976	1,649,823

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$33,975,521
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.3%
Pool 254007, 6.50%, 10/01/31	30,196	34,369
Pool 254759, 4.50%, 6/01/18	108,227	114,710
Pool 254833, 4.50%, 8/01/18	18,936	20,070
Pool 256515, 6.50%, 12/01/36	43,647	49,624
Pool 256639, 5.00%, 2/01/27	29,574	32,778
Pool 256752, 6.00%, 6/01/27	52,176	58,953
Pool 329794, 7.00%, 2/01/26	41,715	47,692
Pool 402255, 6.50%, 12/01/27	1,855	1,917
Pool 535939, 6.00%, 5/01/16	20,268	21,019
Pool 629603, 5.50%, 2/01/17	11,987	12,611
Pool 638023, 6.50%, 4/01/32	62,328	68,884
Pool 642345, 6.50%, 5/01/32	74,770	85,384
Pool 651292, 6.50%, 7/01/32	153,962	167,835
Pool 686398, 6.00%, 3/01/33	227,730	256,030
Pool 695818, 5.00%, 4/01/18	110,513	117,423
Pool 745412, 5.50%, 12/01/35	56,802	63,264
Pool 838891, 6.00%, 7/01/35	33,912	35,399
Pool 888789, 5.00%, 7/01/36	611,074	675,929
Pool 975207, 5.00%, 3/01/23	123,840	132,087
Pool AB1796, 3.50%, 11/01/40	1,597,793	1,633,626
Pool AB8997, 2.50%, 4/01/28	373,580	376,312
Pool AE2520, 3.00%, 1/01/26	1,065,569	1,104,656
Pool AH5583, 4.50%, 2/01/41	1,076,981	1,161,516
Pool Pool, 5.00%, 9/01/44	6,700,000	7,375,226

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$13,647,314
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 2077, 7.00%, 9/20/25	14,535	16,370
Pool 354677, 7.50%, 10/15/23	33,885	38,427
Pool 354713, 7.50%, 12/15/23	22,504	25,521
Pool 354765, 7.00%, 2/15/24	49,441	56,005
Pool 354827, 7.00%, 5/15/24	42,491	48,132
Pool 360869, 7.50%, 5/15/24	27,461	28,246
Pool 361843, 7.50%, 10/15/24	16,029	16,444
Pool 373335, 7.50%, 5/15/22	10,811	11,116
Pool 385623, 7.00%, 5/15/24	50,163	56,984

Description	Par Value	Value
Pool 503405, 6.50%, 4/15/29	$55,689	$63,224

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$360,469

TOTAL MORTGAGE-BACKED SECURITIES
(COST $47,738,168)		$47,983,304
U.S. TREASURY – 21.3%
U.S. TREASURY BONDS – 4.2%
2.75%, 8/15/42	2,815,000	2,524,419
3.00%, 5/15/42	500,000	472,765
3.63%, 2/15/44	1,800,000	1,905,345
3.63%, 8/15/43	881,000	933,109
3.75%, 11/15/43	365,000	395,316
5.25%, 2/15/29	500,000	638,921
5.38%, 2/15/31#	600,000	786,397
6.25%, 5/15/30	500,000	708,535
6.38%, 8/15/27	450,000	626,775
7.50%, 11/15/16	300,000	346,528
8.88%, 2/15/19	1,130,000	1,491,393

TOTAL U.S. TREASURY BONDS		$10,829,503
U.S. TREASURY NOTES – 17.1%
0.25%, 5/15/16	195,000	194,347
0.63%, 8/31/17	1,810,000	1,784,750
0.63%, 9/30/17	750,000	738,250
0.75%, 12/31/17	500,000	491,702
1.00%, 5/31/18	3,100,000	3,049,568
1.25%, 10/31/18	2,085,000	2,056,543
1.25%, 1/31/19	250,000	245,730
1.38%, 9/30/18	1,240,000	1,231,018
1.38%, 2/28/19	2,500,000	2,466,288
1.50%, 12/31/18	2,486,000	2,471,891
1.50%, 1/31/19	9,400,000	9,336,385
1.50%, 5/31/19	535,000	529,043
1.63%, 3/31/19	820,000	817,144
1.63%, 8/15/22	6,000,000	5,669,183
1.63%, 11/15/22	1,928,000	1,813,572
1.75%, 5/15/22	380,000	363,738
2.00%, 11/15/21	1,000,000	981,728
2.13%, 8/15/21	3,750,000	3,723,652
2.25%, 7/31/18	500,000	514,737
2.50%, 8/15/23	3,200,000	3,204,145
2.63%, 11/15/20	500,000	516,012
3.13%, 5/15/19	750,000	798,722
3.63%, 2/15/20	750,000	819,244
4.00%, 8/15/18	500,000	549,895

TOTAL U.S. TREASURY NOTES		$44,367,287

TOTAL U.S. TREASURY
(COST $54,644,524)		$55,196,790

July 31, 2014 (unaudited)

112     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

	Number of
Description	Shares	Value
MONEY MARKET FUND – 4.4%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	11,432,165	$11,432,165

TOTAL MONEY MARKET FUND
(COST $11,432,165)		$11,432,165

TOTAL INVESTMENTS IN SECURITIES – 103.7%
(COST $262,101,626)		$268,377,395

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.7%
REPURCHASE AGREEMENTS – 1.7%
Daiwa Capital Markets America, 0.12%, dated 07/31/14, due 08/01/14, repurchase price $1,064,492, collateralized by U.S. Government & Treasury Securities 0.00% to 6.50%, maturing 08/15/14 to 03/01/48; total market value of $1,085,778.	$1,064,488	$1,064,488
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $1,064,490, collateralized by U.S. Treasury Securities 0.00% to 4.13%, maturing 08/07/14 to 02/15/21; total market value of $1,085,781.	1,064,488	1,064,488
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $224,094, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $228,580.	224,094	224,094
Merrill Lynch Pierce Fenner & Smith, 0.09%, dated 07/31/14, due 08/01/14, repurchase price $1,064,491, collateralized by U.S. Government & Treasury Securities 2.18% to 4.50%, maturing 12/01/27 to 07/01/44; total market value of $1,085,778.	1,064,488	1,064,488
Nomura Securities International, Inc., 0.10%, dated 07/31/14, due 08/01/14, repurchase price $1,064,491, collateralized by U.S. Government & Treasury Securities 0.00% to 9.13%, maturing 10/30/14 to 03/20/63; total market value of $1,085,778.	1,064,488	1,064,488

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $4,482,046)		$4,482,046

TOTAL INVESTMENTS – 105.4%
(COST $266,583,672)		$272,859,441
COLLATERAL FOR SECURITIES ON LOAN – (1.7%)		(4,482,046)
OTHER LIABILITIES LESS ASSETS – (3.7%)		(9,618,197)

TOTAL NET ASSETS – 100.0%		$258,759,198

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      113

Wilmington Broad Market Bond Fund (continued)

Cost of investments for Federal income tax purposes is $266,583,672. The net unrealized appreciation/(depreciation) of investments was $6,275,769. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,071,022 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,795,253.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,441,104	$—	$1,441,104
Collateralized Mortgage Obligations	—	6,652,572	—	6,652,572
Commercial Paper	—	2,199,558	—	2,199,558
Corporate Bonds	—	135,995,902	—	135,995,902
Enhanced Equipment Trust Certificates	—	1,727,127	—	1,727,127
Government Agencies	—	5,748,873	—	5,748,873
Mortgage-Backed Securities	—	47,983,304	—	47,983,304
U.S. Treasury	—	55,196,790	—	55,196,790
Money Market Fund	11,432,165	—	—	11,432,165
Repurchase Agreements	—	4,482,046	—	4,482,046

Total	$11,432,165	$261,427,276	$—	$272,859,441

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.2%
WHOLE LOAN – 0.2%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.18%, 10/15/24Δ,•,Ω	$312,327	$315,471

TOTAL ASSET-BACKED SECURITY (COST $312,327)		$315,471
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%
Series 2005-29, Class WC, 4.75%, 4/25/35	122,910	134,229
WHOLE LOAN – 0.5%
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	740,101	690,917

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $853,755)		$825,146
CORPORATE BONDS – 51.7%
AEROSPACE & DEFENSE – 1.5%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	250,000	265,031
L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,351,536
Northrop Grumman Corp.,
Sr. Unsecured, 1.75%, 6/01/18	425,000	421,934

TOTAL AEROSPACE & DEFENSE		$2,038,501
AUTO MANUFACTURERS – 0.5%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17•,Ω	500,000	499,065
General Motors Co.,
Sr. Unsecured, 3.50%, 10/02/18	220,000	223,850

TOTAL AUTO MANUFACTURERS		$722,915
AUTOMOTIVE – 0.7%
Ford Motor Credit Co. LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	285,438
Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	717,409

TOTAL AUTOMOTIVE		$1,002,847
BANKS – 5.1%
Bank of America Corp.,
Sr. Unsecured, 1.28%, 1/15/19Δ	500,000	508,592
Bank of America Corp.,
Sr. Unsecured, MTN, 4.13%, 1/22/24	465,000	476,166
Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	850,000	852,379

Description	Par Value	Value
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	$750,000	$782,243
HSBC USA, Inc.,
Sr. Unsecured, 3.50%, 6/23/24	250,000	250,199
JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 1.35%, 2/15/17	750,000	751,418
Morgan Stanley,
Sr. Unsecured, 1.09%, 1/24/19Δ	550,000	554,861
Morgan Stanley,
Sr. Unsecured, 2.50%, 1/24/19	325,000	327,654
PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	750,000	759,063
SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	900,000	905,741
US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 1.10%, 1/30/17	750,000	750,482

TOTAL BANKS		$6,918,798
BIOTECHNOLOGY – 0.6%
Amgen, Inc.,
Sr. Unsecured, 0.83%, 5/22/19Δ	500,000	502,017
Celgene Corp.,
Sr. Unsecured, 4.00%, 8/15/23	250,000	260,584

TOTAL BIOTECHNOLOGY		$762,601
CAPITAL MARKETS – 1.6%
BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	739,690
Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	655,000	742,806
Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.44%, 4/30/18Δ	750,000	764,483

TOTAL CAPITAL MARKETS		$2,246,979
CHEMICALS – 1.1%
Ecolab, Inc.,
Sr. Unsecured, 3.00%, 12/08/16	450,000	469,994
Ecolab, Inc.,
Sr. Unsecured, 4.35%, 12/08/21	500,000	543,818
Monsanto Co.,
Sr. Unsecured, 2.75%, 7/15/21	500,000	496,543

TOTAL CHEMICALS		$1,510,355
COMMERCIAL BANKS – 4.9%
BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	500,000	518,610
BB&T Corp.,
Sr. Unsecured, MTN, FRN, 1.11%, 6/15/18Δ	500,000	509,848
Fifth Third Bancorp,
Sr. Unsecured, 3.63%, 1/25/16	850,000	885,990

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      115

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	$1,000,000	$1,043,942
Wachovia Corp.,
Subordinated, FRN, 0.61%, 10/15/16Δ	750,000	749,815
Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.50%, 3/08/22	1,250,000	1,286,975
Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17	825,000	840,256
Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	750,000	842,191

TOTAL COMMERCIAL BANKS		$6,677,627
COMMERCIAL FINANCE – 0.6%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	771,558
COMPUTERS – 1.0%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	825,000	824,802
Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	509,764

TOTAL COMPUTERS		$1,334,566
CONSUMER FINANCE – 1.4%
American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	854,301
American Express Co.,
Sr. Unsecured, FRN, 0.83%, 5/22/18Δ	1,080,000	1,088,808

TOTAL CONSUMER FINANCE		$1,943,109
DIVERSIFIED FINANCIAL SERVICES – 3.4%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	250,000	250,110
BlackRock, Inc.,
Sr. Unsecured, 3.50%, 3/18/24	750,000	753,937
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	250,000	253,074
Citigroup, Inc.,
Sr. Unsecured, 5.85%, 8/02/16	650,000	709,670
Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	1,000,000	1,003,390
General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	300,000	302,250
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	250,000	262,500
JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	284,226
JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	855,000	828,773

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,647,930
ELECTRIC – 1.8%
CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	625,000	717,330

Description	Par Value	Value
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	$200,000	$226,320
Exelon Generation Co. LLC,
Sr. Unsecured, 4.25%, 6/15/22	750,000	777,881
FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25•,Ω	750,000	761,858

TOTAL ELECTRIC		$2,483,389
ELECTRONICS – 0.7%
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 2.25%, 8/15/16	1,000,000	1,023,948
FOOD PRODUCTS – 0.6%
Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	500,000	500,939
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	250,000	251,779

TOTAL FOOD PRODUCTS		$752,718
HEALTH CARE PROVIDERS & SERVICES – 0.4%
WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	500,000	514,015
HOME FURNISHINGS – 1.2%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,100,694
Whirlpool Corp.,
Sr. Unsecured, 2.40%, 3/01/19	220,000	220,220
Whirlpool Corp.,
Sr. Unsecured, MTN, 3.70%, 3/01/23	275,000	277,208

TOTAL HOME FURNISHINGS		$1,598,122
INSURANCE – 3.6%
American International Group, Inc.,
Sr. Unsecured, MTN, 5.85%, 1/16/18	685,000	777,526
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	261,027
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	750,000	807,893
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 5.13%, 4/15/22	360,000	407,965
MetLife, Inc.,
Sr. Unsecured, 3.60%, 4/10/24#	1,015,000	1,032,422
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	739,779
WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	710,000	861,532

TOTAL INSURANCE		$4,888,144
MEDIA – 2.7%
Comcast Corp.,
Company Guaranteed, 5.90%, 3/15/16	500,000	541,803
Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	750,000	839,274
Time Warner, Inc.,
Company Guaranteed, 5.88%, 11/15/16	600,000	663,785

July 31, 2014 (unaudited)

116     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Time Warner, Inc.,
Company Guaranteed, 2.10%, 6/01/19	$250,000	$247,202
Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	792,040
Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23	650,000	638,938

TOTAL MEDIA		$3,723,042
MISCELLANEOUS MANUFACTURING – 2.9%
General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	660,000	739,800
Ingersoll-Rand Co.,
Series B, Company Guaranteed, MTN,
6.02%, 2/15/28	2,015,000	2,320,653
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	425,000	434,023
Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	517,041

TOTAL MISCELLANEOUS MANUFACTURING		$4,011,517
OFFICE/BUSINESS EQUIPMENT – 0.4%
Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	600,000	594,083
OIL & GAS – 4.4%
Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	794,088
BP Capital Markets PLC,
Company Guaranteed, 1.85%, 5/05/17	525,000	534,233
BP Capital Markets PLC,
Company Guaranteed, 3.25%, 5/06/22	250,000	251,472
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	545,000	563,200
Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,136,711
Murphy Oil Corp.,
Sr. Unsecured, 2.50%, 12/01/17	750,000	767,000
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	230,000	230,975
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	500,000	522,070
Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	819,463
Total Capital International SA,
Company Guaranteed, 0.58%, 6/19/19Δ	450,000	451,835

TOTAL OIL & GAS		$6,071,047
PHARMACEUTICALS – 1.2%
AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17	750,000	752,034
Bristol-Myers Squibb Co,
Sr. Unsecured, 2.00%, 8/01/22	125,000	116,178
McKesson Corp.,
Sr. Unsecured, 3.80%, 3/15/24	325,000	330,389
Zoetis, Inc.,
Sr. Unsecured, 3.25%, 2/01/23	500,000	494,141

TOTAL PHARMACEUTICALS		$1,692,742

Description	Par Value	Value
PIPELINES – 1.0%
Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	$450,000	$456,989
Energy Transfer Partners LP,
Sr. Unsecured, 6.70%, 7/01/18	300,000	349,192
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	500,000	510,080

TOTAL PIPELINES		$1,316,261
REAL ESTATE INVESTMENT TRUSTS – 2.9%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	505,000	543,015
Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	550,000	564,398
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	552,819
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	253,439
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	504,651
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 3.13%, 11/30/15	965,000	994,212
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	544,387

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,956,921
RETAIL – 0.7%
CVS Caremark Corp.,
Sr. Unsecured, 2.25%, 12/05/18	500,000	504,607
Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	500,000	503,419

TOTAL RETAIL		$1,008,026
SOFTWARE – 0.7%
Oracle Corp.,
Sr. Unsecured, 0.43%, 7/07/17Δ	500,000	501,095
Oracle Corp.,
Sr. Unsecured, 2.80%, 7/08/21	500,000	497,881

TOTAL SOFTWARE		$998,976
TELECOMMUNICATIONS – 1.3%
Cisco Systems, Inc.,
Sr. Unsecured, 1.10%, 3/03/17	250,000	250,579
Verizon Communications, Inc.,
Sr. Unsecured, 1.35%, 6/09/17	300,000	300,051
Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	600,000	654,568
Verizon Communications, Inc.,
FRN, Sr. Unsecured, 1.00%, 6/17/19Δ	525,000	533,775

TOTAL TELECOMMUNICATIONS		$1,738,973
TRANSPORTATION – 1.4%
CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	542,133

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      117

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
FedEx Corp.,
Company Guaranteed, 4.00%, 1/15/24	$250,000	$260,587
Ryder System, Inc.,
Sr. Unsecured, MTN, 7.20%, 9/01/15	590,000	630,670
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	511,416

TOTAL TRANSPORTATION		$1,944,806
TRUCKING & LEASING – 1.4%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	615,000	643,763
GATX Corp.,
Sr. Unsecured, 1.25%, 3/04/17	640,000	636,707
GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	628,758

TOTAL TRUCKING & LEASING		$1,909,228

TOTAL CORPORATE BONDS (COST $69,222,577)		$70,803,744
GOVERNMENT AGENCIES – 17.7%
FEDERAL HOME LOAN BANK (FHLB) – 2.8%
Series 1, 4.88%, 5/17/17	1,615,000	1,787,662
Series 917, 1.00%, 6/21/17	2,000,000	1,999,641

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,787,303
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.0%
1.25%, 5/12/17#	2,050,000	2,064,787
1.75%, 5/30/19#	2,400,000	2,397,825
2.38%, 1/13/22#	795,000	789,333
2.50%, 5/27/16#	1,450,000	1,503,756
4.38%, 7/17/15	100,000	104,019

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,859,720
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.9%
1.25%, 9/28/16#	2,000,000	2,027,303
1.38%, 11/15/16#	2,500,000	2,538,086
5.00%, 5/11/17	3,000,000	3,327,879
0.88%, 5/21/18#	2,750,000	2,693,604
1.00%, 9/20/17	1,750,000	1,743,411
1.75%, 9/12/19	1,225,000	1,214,780

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$13,545,063

TOTAL GOVERNMENT AGENCIES (COST $23,906,936)		$24,192,086
MORTGAGE-BACKED SECURITIES – 2.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.6%
Pool A18401, 6.00%, 2/01/34	79,562	89,916
Pool B19228, 4.50%, 4/01/20	45,187	48,006
Pool C90293, 7.50%, 9/01/19	135,060	152,547

Description	Par Value	Value
Pool C90504, 6.50%, 12/01/21	$41,510	$46,916
Pool E83022, 6.00%, 4/01/16	9,696	9,977
Pool E92817, 5.00%, 12/01/17	104,931	111,426
Pool G01625, 5.00%, 11/01/33	82,353	90,991
Pool G02390, 6.00%, 9/01/36	30,053	33,946
Pool G08097, 6.50%, 11/01/35	52,017	59,165
Pool G08193, 6.00%, 4/01/37	84,415	95,296
Pool G11311, 5.00%, 10/01/17	58,950	62,500

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$800,686
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.5%
Pool 254240, 7.00%, 3/01/32	82,698	94,442
Pool 254833, 4.50%, 8/01/18	25,248	26,760
Pool 256639, 5.00%, 2/01/27	59,149	65,556
Pool 256752, 6.00%, 6/01/27	65,220	73,692
Pool 257007, 6.00%, 12/01/27	113,922	128,720
Pool 526062, 7.50%, 12/01/29	4,784	4,958
Pool 612514, 2.47%, 5/01/33Δ	58,460	60,975
Pool 619054, 5.50%, 2/01/17	42,708	44,932
Pool 629603, 5.50%, 2/01/17	19,978	21,018
Pool 688996, 8.00%, 11/01/24	11,450	11,880
Pool 745412, 5.50%, 12/01/35	57,257	63,770
Pool 839291, 5.00%, 9/01/20	7,442	7,921
Pool AE2520, 3.00%, 1/01/26	1,351,673	1,401,256

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,005,880
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2616, 7.00%, 7/20/28	68,739	78,234
Pool 2701, 6.50%, 1/20/29	126,165	139,868
Pool 426727, 7.00%, 2/15/29	15,572	16,869
Pool 780825, 6.50%, 7/15/28	116,898	132,715
Pool 781231, 7.00%, 12/15/30	60,043	68,843

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$436,529

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,024,326)		$3,243,095
U.S. TREASURY – 26.3%
U.S. TREASURY NOTES – 26.3%
0.25%, 12/15/15	525,000	525,036
0.50%, 6/15/16	1,000,000	1,000,249
0.63%, 12/15/16	500,000	498,638
0.88%, 1/31/18	750,000	739,314
0.88%, 1/31/17	4,000,000	4,007,871
1.00%, 8/31/16	1,750,000	1,764,902
1.00%, 5/31/18	1,000,000	983,732
1.00%, 9/30/19	1,000,000	959,495
1.25%, 11/30/18	1,540,000	1,517,059

July 31, 2014 (unaudited)

118     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
1.25%, 1/31/19	$1,450,000	$1,425,233
1.25%, 2/29/20	1,500,000	1,446,053
1.38%, 6/30/18	1,230,000	1,225,946
1.38%, 5/31/20	1,250,000	1,207,590
1.50%, 8/31/18	1,750,000	1,748,532
1.63%, 8/15/22	500,000	472,432
1.75%, 5/15/23	500,000	471,345
2.00%, 4/30/16	600,000	616,366
2.00%, 7/31/20	1,000,000	999,203
2.00%, 11/15/21	500,000	490,864
2.00%, 2/15/22	1,000,000	978,764
2.13%, 6/30/21	490,000	486,709
2.13%, 8/15/21	500,000	496,487
2.63%, 4/30/16	485,000	503,685
2.63%, 8/15/20	750,000	775,421
2.63%, 11/15/20	500,000	516,012
2.75%, 2/15/19	1,500,000	1,571,887
2.75%, 11/15/23	750,000	765,274
3.13%, 5/15/21	550,000	583,175
3.63%, 2/15/20	500,000	546,163
4.00%, 8/15/18	1,000,000	1,099,791
4.13%, 5/15/15	125,000	128,950
4.25%, 11/15/17	1,500,000	1,647,848
4.50%, 2/15/16	500,000	531,915
4.75%, 8/15/17	3,000,000	3,332,233

TOTAL U.S. TREASURY NOTES		$36,064,174

TOTAL U.S. TREASURY (COST $35,831,170)		$36,064,174

	Number of Shares
MONEY MARKET FUND – 0.9%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	1,293,895	$1,293,895

TOTAL MONEY MARKET FUND (COST $1,293,895)		$1,293,895

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $134,444,986)		$136,737,611

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 8.2%
REPURCHASE AGREEMENTS – 8.2%
Daiwa Capital Markets America, 0.12%, dated 07/31/14, due 08/01/14, repurchase price $2,672,277, collateralized by U.S. Government & Treasury Securities 0.00% to 6.50%, maturing 08/15/14 to 03/01/48; total market value of $2,725,714.	$2,672,268	$2,672,268
HSBC Securities USA, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $2,672,273, collateralized by U.S. Treasury Securities 0.00% to 4.13%, maturing 08/17/14 to 02/15/21; total market value of $2,725,721.	2,672,268	2,672,268
JP Morgan Securities LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $562,561, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43; total market value of $573,823.	562,560	562,560
Merrill Lynch Pierce Fenner & Smith, 0.09%, dated 07/31/14, due 08/01/14, repurchase price $2,672,275, collateralized by U.S. Government Securities 2.18% to 4.50%, maturing 12/01/27 to 07/01/44; total market value of $2,725,713.	2,672,268	2,672,268
Nomura Securities International, Inc., 0.10%, dated 07/31/14, due 08/01/14, repurchase price $2,672,275, collateralized by U.S. Government & Treasury Securities 0.00% to 9.13%, maturing 10/30/14 to 03/20/63; total market value of $2,725,713.	2,672,268	2,672,268

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $11,251,632)		$11,251,632

TOTAL INVESTMENTS – 108.0% (COST $145,696,618)		$147,989,243
COLLATERAL FOR SECURITIES ON LOAN – (8.2%)		(11,251,632)
OTHER ASSETS LESS LIABILITIES – 0.2%		281,223

TOTAL NET ASSETS – 100.0%		$137,018,834

Cost of investments for Federal income tax purposes is $145,701,390. The net unrealized appreciation/(depreciation) of investments was $2,287,853. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,687,651 and net unrealized depreciation from investments for those securities having an excess of cost over value of $399,798.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      119

Wilmington Intermediate-Term Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$315,471	$—	$315,471
Collateralized Mortgage Obligations	—	825,146	—	825,146
Corporate Bonds	—	70,803,744	—	70,803,744
Government Agencies	—	24,192,086	—	24,192,086
Mortgage-Backed Securities	—	3,243,095	—	3,243,095
U.S. Treasury	—	36,064,174	—	36,064,174
Money Market Fund	1,293,895	—	—	1,293,895
Repurchase Agreements	—	11,251,632	—	11,251,632

Total	$1,293,895	$146,695,348	$—	$147,989,243

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Short-Term Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.19%, 9/01/27Δ	$56	$59

TOTAL ADJUSTABLE RATE MORTGAGE
(COST $56)		$59
ASSET-BACKED SECURITY – 0.2%
WHOLE LOAN – 0.2%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.16%, 10/15/24Δ,•,Ω	416,436	420,628

TOTAL ASSET-BACKED SECURITY
(COST $416,436)		$420,628
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.7%
Extended Stay America Trust,
Series 2013-ESH5, Class A15,
1.28%, 12/05/31•,Ω	505,000	492,414
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4,
5.44%, 6/12/47	577,826	627,632

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$1,120,046
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Series 2003-2632, Class A, 4.00%, 1/15/18	23,599	23,677
Series 2003-2649, Class KA,
4.50%, 7/15/18	111,389	115,827

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$139,504

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,314,666)		$1,259,550
CORPORATE BONDS – 92.6%
AEROSPACE & DEFENSE – 0.2%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	246,000	260,791
AUTO PARTS & EQUIPMENT – 0.6%
Johnson Controls, Inc.,
Sr. Unsecured, 5.50%, 1/15/16	1,000,000	1,067,611
AUTOMOTIVE – 3.4%
Daimler Finance North America LLC, Company Guaranteed, 1.38%,
8/01/17•,Ω	2,000,000	1,996,260
Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	2,500,000	2,508,475
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	200,000	210,000

Description	Par Value	Value
Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15•,Ω	$250,000	$251,899
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	400,000	405,372
Hyundai Motor Manufacturing Czech,
Company Guaranteed, 4.50%, 4/15/15•,Ω	250,000	256,115

TOTAL AUTOMOTIVE		$5,628,121
BEVERAGES – 1.7%
Anheuser-Busch InBev Finance, Inc.,
Company Guaranteed, 0.64%, 2/01/19Δ	160,000	160,248
Diageo Capital PLC,
Company Guaranteed, 0.63%, 4/29/16	475,000	474,704
Diageo Capital PLC,
Company Guaranteed, 5.50%, 9/30/16	2,000,000	2,193,380

TOTAL BEVERAGES		$2,828,332
BUILDING MATERIALS – 1.3%
Masco Corp.,
Sr. Unsecured, 4.80%, 6/15/15	1,150,000	1,185,715
Trane US, Inc.,
Company Guaranteed, 5.50%, 4/01/15	1,000,000	1,029,965

TOTAL BUILDING MATERIALS		$2,215,680
CAPITAL MARKETS – 2.8%
Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.44%, 4/30/18Δ	3,000,000	3,057,933
Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,580,693

TOTAL CAPITAL MARKETS		$4,638,626
CHEMICALS – 0.9%
Ecolab, Inc.,
Sr. Unsecured, 1.00%, 8/09/15	500,000	502,047
Monsanto Co.,
Sr. Unsecured, 1.15%, 6/30/17	925,000	923,321

TOTAL CHEMICALS		$1,425,368
COMMERCIAL BANKS – 14.3%
American Express Bank FSB,
Sr. Unsecured, BKNT, 6.00%, 9/13/17	1,400,000	1,591,414
BB&T Corp.,
Sr. Unsecured, MTN, 0.90%, 2/01/19Δ	1,000,000	1,005,992
Comerica Bank,
Subordinated, BKNT, 5.75%, 11/21/16	2,000,000	2,205,866
Fifth Third Bancorp,
Subordinated, FRN, 0.65%, 12/20/16Δ	3,000,000	2,992,551
HSBC USA, Inc.,
Sr. Unsecured, 0.53%, 6/23/17Δ	2,000,000	1,999,085

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      121

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
KeyBank N.A.,
Subordinated, BKNT, 5.70%, 11/01/17	$900,000	$1,007,703
KeyBank N.A.,
Subordinated, MTN, 5.45%, 3/03/16	1,000,000	1,071,310
National City Bank,
Subordinated, BKNT, 0.60%, 6/07/17Δ	2,000,000	1,996,159
SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	3,000,000	3,131,827
US Bancorp,
Sr. Unsecured, MTN, 0.72%, 11/15/18Δ	430,000	433,674
US Bancorp,
Sr. Unsecured, MTN, 0.63%, 4/25/19Δ	2,000,000	2,005,583
Wachovia Corp.,
Subordinated, 0.60%, 10/15/16Δ	2,088,000	2,087,484
Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.15%, 6/02/17	2,000,000	1,992,873

TOTAL COMMERCIAL BANKS		$23,521,521
COMPUTERS – 2.8%
Apple, Inc.,
Sr. Unsecured, FRN, 0.54%, 5/06/19Δ	2,300,000	2,300,522
Hewlett-Packard Co.,
Sr. Unsecured, 2.13%, 9/13/15	2,200,000	2,236,584

TOTAL COMPUTERS		$4,537,106
CONSUMER FINANCE – 0.1%
Capital One Financial Corp.,
Sr. Unsecured, 1.00%, 11/06/15	150,000	150,526
DIVERSIFIED FINANCIAL SERVICES – 8.2%
Bank of America Corp.,
Sr. Unsecured, MTN, 1.10%, 4/01/19Δ	2,000,000	2,017,453
Capital One Bank USA NA,
Sr. Unsecured, BKNT, 1.20%, 2/13/17	1,900,000	1,904,777
General Electric Capital Corp.,
Sr. Unsecured, FRN, 1.23%, 3/15/23Δ	2,000,000	2,010,807
John Deere Capital Corp.,
Unsecured, MTN, 1.05%, 12/15/16	2,500,000	2,509,133
JPMorgan Chase & Co.,
Sr. Unsecured, FRN, 0.87%, 1/28/19Δ	2,000,000	2,016,025
JPMorgan Chase & Co.,
Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	1,005,305
Morgan Stanley,
Sr. Unsecured, MTN, 0.97%, 7/23/19Δ	2,000,000	2,000,431

TOTAL DIVERSIFIED FINANCIAL SERVICES		$13,463,931
ELECTRIC – 5.6%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,000,000	1,095,360
CMS Energy Corp.,
Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,073,365
Consolidated Edison Co. of New York, Inc.,
Series 05-C, Sr. Unsecured,
5.38%, 12/15/15	110,000	117,104

Description	Par Value	Value
Dominion Resources, Inc.,
Sr. Unsecured, 2.25%, 9/01/15	$2,000,000	$2,032,767
Duke Energy Corp.,
Sr. Unsecured, 0.61%, 4/03/17Δ	1,750,000	1,756,766
Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,147,346

TOTAL ELECTRIC		$9,222,708
ENVIORNMENTAL CONTROL – 0.7%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,136,618
FOOD PRODUCTS – 2.2%
Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	600,000	601,127
McCormick & Co., Inc.,
Sr. Unsecured, 5.20%, 12/15/15	2,000,000	2,129,798
WM Wrigley Jr Co.,
Sr. Unsecured, 4.65%, 7/15/15	690,000	716,255
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	160,000	161,139

TOTAL FOOD PRODUCTS		$3,608,319
FOREST PRODUCTS & PAPER – 1.5%
International Paper Co.,
Sr. Unsecured, 5.25%, 4/01/16	2,250,000	2,403,385
HEALTH CARE PROVIDERS & SERVICES – 3.5%
UnitedHealth Group, Inc.,
Sr. Unsecured, 1.40%, 10/15/17	3,000,000	2,999,514
WellPoint, Inc.,
Sr. Unsecured, 1.25%, 9/10/15	1,000,000	1,006,403
WellPoint, Inc.,
Sr. Unsecured, 5.25%, 1/15/16	750,000	798,582
WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,028,031

TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,832,530
HOME FURNISHINGS – 0.5%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	750,000	825,520
INSURANCE – 4.7%
Aon Corp.,
Company Guaranteed, 3.50%, 9/30/15	2,730,000	2,817,172
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	1,750,000	1,885,085
Lincoln National Corp.,
Sr. Unsecured, 4.30%, 6/15/15	700,000	721,819
Principal Financial Group, Inc.,
Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,075,861
WR Berkley Corp.,
Sr. Unsecured, 5.60%, 5/15/15	1,150,000	1,192,441

TOTAL INSURANCE		$7,692,378
MEDIA – 3.2%
CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,030,989

July 31, 2014 (unaudited)

122     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
COX Communications, Inc.,
Sr. Unsecured, 5.45%, 12/15/14	$2,000,000	$2,035,981
Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	1,000,000	1,119,032

TOTAL MEDIA		$5,186,002
METALS & MINING – 0.6%
Caterpillar Financial Services Corp.,
Sr. Unsecured, 1.75%, 3/24/17	1,000,000	1,016,445
MISCELLANEOUS MANUFACTURING – 2.5%
Eaton Corp.,
Company Guaranteed, 0.95%, 11/02/15	2,000,000	2,007,325
Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	2,000,000	2,063,514

TOTAL MISCELLANEOUS MANUFACTURING		$4,070,839
OIL & GAS – 10.5%
Canadian Natural Resources Ltd.,
Sr. Unsecured, 0.61%, 3/30/16Δ	1,000,000	1,003,451
Devon Energy Corp.,
Sr. Unsecured, 1.20%, 12/15/16	1,000,000	1,002,247
Diamond Offshore Drilling, Inc.,
Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,040,563
Exxon Mobil Corp.,
Sr. Unsecured, 0.92%, 3/15/17	575,000	574,626
Hess Corp.,
Sr. Unsecured, 1.30%, 6/15/17	1,290,000	1,288,058
Husky Energy, Inc.,
Sr. Unsecured, 6.20%, 9/15/17	1,000,000	1,135,982
Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	1,810,000	1,815,276
Murphy Oil Corp.,
Sr. Unsecured, 2.50%, 12/01/17	1,000,000	1,022,667
Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16	400,000	410,038
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	285,000	286,208
Petrobras Global Finance BV,
Company Guaranteed, 2.59%, 3/17/17Δ	335,000	339,606
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	2,000,000	2,088,282
Pioneer Natural Resources Co.,
Sr. Unsecured, 6.65%, 3/15/17	1,000,000	1,131,266
Transocean, Inc.,
Company Guaranteed, 5.05%, 12/15/16	2,000,000	2,167,798
Valero Energy Corp.,
Company Guaranteed, 4.50%, 2/01/15	2,000,000	2,038,385

TOTAL OIL & GAS		$17,344,453
PHARMACEUTICALS – 1.9%
Cardinal Health, Inc.,
Sr. Unsecured, 5.80%, 10/15/16	2,000,000	2,198,479
Zoetis, Inc.,
Sr. Unsecured, 1.15%, 2/01/16	1,000,000	1,003,494

TOTAL PHARMACEUTICALS		$3,201,973

Description	Par Value	Value
PIPELINES – 5.1%
Buckeye Partners LP,
Sr. Unsecured, 5.30%, 10/15/14	$1,700,000	$1,715,532
Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	1,000,000	1,025,961
Enterprise Products Operating LLC, Company Guaranteed, 3.70%, 6/01/15	2,500,000	2,565,272
Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.95%, 9/15/15	3,000,000	3,103,519

TOTAL PIPELINES		$8,410,284
REAL ESTATE INVESTMENT TRUSTS – 6.0%
BioMed Realty LP,
Company Guaranteed, 2.63%, 5/01/19	1,000,000	999,464
Boston Properties LP,
Sr. Unsecured, 5.63%, 4/15/15	1,000,000	1,034,810
Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	1,000,000	1,035,830
Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	2,000,000	2,052,358
Health Care REIT, Inc.,
Sr. Unsecured, 6.20%, 6/01/16	2,071,000	2,263,236
Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	2,000,000	2,017,581
Vornado Realty LP,
Sr. Unsecured, 4.25%, 4/01/15	435,000	441,524

TOTAL REAL ESTATE INVESTMENT TRUSTS		$9,844,803
RETAIL – 1.4%
CVS Caremark Corp.,
Sr. Unsecured, 1.20%, 12/05/16	2,200,000	2,212,494
Wal-Mart Stores Pass-Through Trust 1994,
Series A-2, Pass-Through Certificates, 8.85%, 1/02/15	58,791	60,187

TOTAL RETAIL		$2,272,681
SOFTWARE – 1.1%
Oracle Corp.,
Sr. Unsecured, 0.43%, 7/07/17Δ	1,750,000	1,753,833
TELECOMMUNICATIONS – 3.1%
Cisco Systems, Inc.,
Sr. Unsecured, 1.10%, 3/03/17	800,000	801,852
Verizon Communications, Inc.,
Sr. Unsecured, 1.00%, 6/17/19Δ	4,250,000	4,321,034

TOTAL TELECOMMUNICATIONS		$5,122,886
TRANSPORTATION – 1.3%
CSX Corp.,
Sr. Unsecured, 6.25%, 4/01/15	265,000	274,898
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	1,500,000	1,522,821
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.60%, 3/01/16	400,000	417,442

TOTAL TRANSPORTATION		$2,215,161

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      123

Wilmington Short-Term Corporate Bond Fund (concluded)

Description	Par Value	Value
TRUCKING & LEASING – 0.9%
GATX Corp.,
Sr. Unsecured, 4.75%, 5/15/15	$1,400,000	$1,445,080

TOTAL CORPORATE BONDS
(COST $151,540,168)		$152,343,511
U.S. TREASURY – 4.3%
U.S. TREASURY INFLATION INDEXED NOTE – 2.6%
0.63%, 1/15/24	4,000,000	4,206,096
U.S. TREASURY NOTES – 1.7%
0.25%, 2/29/16	1,850,000	1,847,833
0.50%, 6/30/16	989,000	988,941

TOTAL U.S. TREASURY NOTES		$2,836,774

TOTAL U.S. TREASURY
(COST $7,032,725)		$7,042,870

Description	Number of Shares	Value
MONEY MARKET FUND – 3.6%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	5,857,661	$5,857,661

TOTAL MONEY MARKET FUND
(COST $5,857,661)		$5,857,661

TOTAL INVESTMENTS IN SECURITIES – 101.5%
(COST $166,161,712)		$166,924,279

	Par Value
REPURCHASE AGREEMENT – 0.0%**
Nomura Securities International, Inc., 0.10%, dated 07/31/14, due 08/01/14, repurchase price $24, collateralized by U.S. Government & Treasury Securities 0.00% to 9.13%, maturing 10/30/14 to 03/20/63; total market value of $24.	$24	$24

TOTAL REPURCHASE AGREEMENT
(COST $24)		$24

TOTAL INVESTMENTS – 101.5%
(COST $166,161,736)		$166,924,303
OTHER LIABILITIES LESS ASSETS – (1.5%)		(2,455,961)

TOTAL NET ASSETS – 100.0%		$164,468,342

Cost of investments for Federal income tax purposes is $166,165,527. The net unrealized appreciation/(depreciation) of investments was $758,776. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $859,840 and net unrealized depreciation from investments for those securities having an excess of cost over value of $101,064.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$59	$—	$59
Asset-Backed Security	—	420,628	—	420,628
Collateralized Mortgage Obligations	—	1,259,550	—	1,259,550
Corporate Bonds	—	152,343,511	—	152,343,511
U.S. Treasury	—	7,042,870	—	7,042,870
Money Market Fund	5,857,661	—	—	5,857,661
Repurchase Agreement	—	24	—	24

Total	$5,857,661	$161,066,642	$—	$166,924,303

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 24.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.9%
Series 1988-6, Class C, 9.05%, 6/15/19	$6,580	$7,057
Series 1989-112, Class I, 6.50%, 1/15/21	1,572	1,698
Series 1990-136, Class E, 6.00%, 4/15/21	4,099	4,429
Series 1990-141, Class D, 5.00%, 5/15/21	1,832	1,941
Series 1993-1577, Class PK,
6.50%, 9/15/23	62,769	69,847
Series 1993-1644, Class K,
6.75%, 12/15/23	53,361	59,245
Series 1994-1686, Class PJ,
5.00%, 2/15/24	6,839	7,301
Series 2004-2844, Class PV,
5.00%, 8/15/15	152,347	153,173
Series 2005-3062, Class LU,
5.50%, 10/15/16	2,110,567	2,179,975
Series 2005-3074, Class BG,
5.00%, 9/15/33	223,826	226,147
Series 2011-3799, Class GK,
2.75%, 1/15/21	261,563	267,966
Series 2012-K710, Class A1,
1.44%, 1/25/19	2,663,637	2,683,615
Series 3893, Class DJ, 2.00%, 10/15/20	2,509,525	2,553,064

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$8,215,458
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.4%
Series 1993-113, Class PK, 6.50%, 7/25/23	49,664	54,835
Series 1993-127, Class H, 6.50%, 7/25/23	46,910	52,031
Series 1993-202, Class J, 6.50%, 11/25/23	25,082	27,870
Series 1994-3, Class PL, 5.50%, 1/25/24	51,304	55,744
Series 1994-55, Class H, 7.00%, 3/25/24	52,435	58,949
Series 2002-52, Class QA, 6.00%, 7/18/32	22,327	23,848
Series 2002-94, Class HQ, 4.50%, 1/25/18	948,221	985,608
Series 2003-3, Class BC, 5.00%, 2/25/18	685,767	727,268
Series 2003-45, Class AB, 3.75%, 5/25/33	3,693	3,714
Series 2009-70, Class NM, 3.25%, 8/25/19	1,580,783	1,627,629
Series 2011-66, Class QE, 2.00%, 7/25/21	922,755	929,953
Series 2011-71, Class DJ, 3.00%, 3/25/25	1,129,833	1,156,348
Series 2011-81, Class PA, 3.50%, 8/25/26	2,852,333	2,969,464

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,673,261
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 4.8%
Series 2005-44, Class PC, 5.00%, 12/20/33	958,081	1,000,310

Description	Par Value	Value
Series 2010-17, Class K, 4.00%, 3/16/22	$3,396,522	$3,496,206

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$4,496,516
WHOLE LOAN – 1.7%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.68%, 2/25/34Δ	273,655	264,665
Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.64%, 3/25/34Δ	199,118	193,789
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.72%, 11/25/35Δ	1,233,502	1,151,528

TOTAL WHOLE LOAN		$1,609,982

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $23,235,994)		$22,995,217
CORPORATE BOND – 0.6%
TRANSPORTATION – 0.6%
Vessel Management Services, Inc., U.S. Government Guaranteed,
6.75%, 7/15/25	479,000	561,067

TOTAL CORPORATE BOND
(COST $479,000)		$561,067
GOVERNMENT AGENCIES – 51.8%
FEDERAL HOME LOAN BANK (FHLB) – 8.9%
0.50%, 11/20/15	2,000,000	2,006,264
1.75%, 9/11/15	4,000,000	4,066,659
5.38%, 5/18/16	2,000,000	2,175,383

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$8,248,306
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 18.8%
0.50%, 5/13/16	2,000,000	2,001,098
0.63%, 12/29/14	3,000,000	3,006,447
0.88%, 10/14/16	3,000,000	3,012,829
1.00%, 3/08/17	3,000,000	3,014,960
2.00%, 8/25/16	1,000,000	1,029,567
4.75%, 1/19/16	1,000,000	1,064,784
5.13%, 10/18/16	2,000,000	2,195,037
5.25%, 4/18/16	2,000,000	2,163,379

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$17,488,101
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 23.9%
0.38%, 3/16/15	4,000,000	4,006,080
0.38%, 12/21/15	3,000,000	3,002,937
0.38%, 7/05/16	2,000,000	1,994,787

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      125

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value
0.50%, 5/27/15	$3,000,000	$3,008,185
0.50%, 3/30/16	5,000,000	5,008,077
2.25%, 3/15/16	5,000,000	5,149,213

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$22,169,279
SMALL BUSINESS ADMINISTRATION – 0.2%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	11,360	11,773
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	95,729	100,051
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	46,908	49,039
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	2,152	2,278
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	5,117	5,537

TOTAL SMALL BUSINESS ADMINISTRATION		$168,678

TOTAL GOVERNMENT AGENCIES
(COST $47,332,275)		$48,074,364
MORTGAGE-BACKED SECURITIES – 16.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.7%
Pool 287773, 7.50%, 3/01/17	514	534
Pool 538733, 9.00%, 9/01/19	254	261
Pool A18401, 6.00%, 2/01/34	655,681	741,017
Pool C78010, 5.50%, 4/01/33	980,178	1,104,548
Pool C80328, 7.50%, 7/01/25	36,826	41,721
Pool G01425, 7.50%, 5/01/32	76,845	87,923
Pool G01831, 6.00%, 5/01/35	204,430	231,036
Pool G12709, 5.00%, 7/01/22	176,639	188,566
Pool G14695, 4.50%, 6/01/26	1,013,085	1,078,815

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,474,421
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 12.0%
Pool 202957, 8.00%, 8/01/21	3,282	3,455
Pool 252439, 6.50%, 5/01/29	36,619	41,635
Pool 255933, 5.50%, 11/01/35	199,213	221,563
Pool 323419, 6.00%, 12/01/28	62,980	71,190
Pool 334593, 7.00%, 5/01/24	70,970	79,904
Pool 39862, 9.75%, 9/01/17	4,712	4,943
Pool 436746, 6.50%, 8/01/28	46,616	49,830
Pool 440401, 6.50%, 8/01/28	162,695	184,164
Pool 485678, 6.50%, 3/01/29	37,602	43,140
Pool 494375, 6.50%, 4/01/29	17,424	18,422
Pool 545051, 6.00%, 9/01/29	110,515	124,646

Description	Par Value	Value
Pool 625596, 7.00%, 2/01/32	$16,799	$17,560
Pool 725418, 6.50%, 5/01/34	177,017	201,482
Pool 833143, 5.50%, 9/01/35	1,126,242	1,255,058
Pool 843323, 5.50%, 10/01/35	101,096	112,438
Pool AE2520, 3.00%, 1/01/26	450,558	467,085
Pool MA0909, 3.00%, 11/01/21	953,729	992,616
Pool MA0921, 3.00%, 12/01/21	6,944,932	7,228,102

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$11,117,233
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.6%
Pool 1061, 9.00%, 4/20/23	16,033	16,679
Pool 1886, 9.00%, 10/20/24	1,168	1,235
Pool 188603, 9.00%, 11/15/16	4,260	4,351
Pool 208196, 9.00%, 2/15/17	6,672	6,857
Pool 306066, 8.50%, 7/15/21	4,160	4,745
Pool 307983, 8.50%, 7/15/21	15,789	16,227
Pool 341948, 8.50%, 1/15/23	8,368	8,582
Pool 346572, 7.00%, 5/15/23	9,839	10,483
Pool 484269, 7.00%, 9/15/28	43,763	47,400
Pool 581522, 6.00%, 5/15/33	225,853	256,499
Pool 592505, 6.00%, 4/15/33	150,503	161,630
Pool 780440, 8.50%, 11/15/17	996	1,092

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$535,780

TOTAL MORTGAGE-BACKED SECURITIES
(COST $14,670,376)		$15,127,434
MUNICIPAL BOND – 0.2%
DEVELOPMENT – 0.2%
City of Miami, FL, Rent Revenue, Series 1998, (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	115,000	137,604

TOTAL MUNICIPAL BOND
(COST $123,893)		$137,604
U.S. TREASURY – 3.5%
U.S. TREASURY INFLATION INDEXED NOTE – 1.4%
1.13%, 1/15/21	1,100,000	1,285,271
U.S. TREASURY NOTE – 2.1%
0.88%, 4/15/17	2,000,000	1,999,262

TOTAL U.S. TREASURY
(COST $3,207,114)		$3,284,533
MONEY MARKET FUND – 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%^	2,392,222	2,392,222

TOTAL MONEY MARKET FUND
(COST $2,392,222)		$2,392,222

July 31, 2014 (unaudited)

126     PORTFOLIO OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (concluded)

Description	Value
TOTAL INVESTMENTS – 99.8%
(COST $91,440,874)	$92,572,441
OTHER ASSETS LESS LIABILITIES – 0.2%	169,240

TOTAL NET ASSETS – 100.0%	$92,741,681

Cost of investments for Federal income tax purposes is $91,440,995. The net unrealized appreciation/(depreciation) of investments was $1,131,446. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,541,732 and net unrealized depreciation from investments for those securities having an excess of cost over value of $410,286.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$22,995,217	$—	$22,995,217
Corporate Bond	—	561,067	—	561,067
Government Agencies	—	48,074,364	—	48,074,364
Mortgage-Backed Securities	—	15,127,434	—	15,127,434
Municipal Bond	—	137,604	—	137,604
U.S. Treasury	—	3,284,533	—	3,284,533
Money Market Fund	2,392,222	—	—	2,392,222

Total	$2,392,222	$90,180,219	$—	$92,572,441

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.8%
ALABAMA – 0.5%
MEDICAL – 0.5%
The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22	$1,000,000	$1,121,810

TOTAL ALABAMA		$1,121,810
ARIZONA – 2.2%
PRE-REFUNDED/ESCROW – 0.5%
City of Tucson, AZ, Certificate Participation Bonds, Public Improvements, (Series A), (National Reinsurance), 5.00%, 7/01/21	1,000,000	1,089,250
WATER & SEWER – 1.7%
Arizona Water Infrastructure Finance Authority, Revenue Bonds, Water Utility Improvements, (Series A), 5.00%, 10/01/23	3,000,000	3,446,160

TOTAL ARIZONA		$4,535,410
CALIFORNIA – 10.7%
AIRPORT – 1.6%
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding Revenue Bonds, 5.00%, 5/01/26	2,925,000	3,354,770
GENERAL OBLIGATIONS – 0.8%
State of California, CA, GO Unlimited, Public Improvements, 5.00%, 10/01/21	1,500,000	1,819,665
LEASE – 4.5%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds,, (Series B), (Headquaters Building), 5.00%, 10/01/27	4,300,000	4,929,563
Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,503,400

TOTAL LEASE		$9,432,963
MEDICAL – 0.2%
California Health Facilities Financing Authority, Revenue Bonds, (Series H), (Catholic Healthcare West, OBG), 5.13%, 7/01/22	355,000	369,243
SCHOOL DISTRICT – 0.8%
San Ramon Valley Unified School District, CA, GO Unlimited, Refunding Bonds, 5.00%, 8/01/27	1,490,000	1,739,664

Description	Par Value	Value
WATER & SEWER – 2.8%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), 5.00%, 11/01/27	$5,000,000	$5,849,900

TOTAL CALIFORNIA		$22,566,205
COLORADO – 1.1%
AIRPORT – 1.1%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,295,900

TOTAL COLORADO		$2,295,900
DISTRICT OF COLUMBIA – 1.1%
DEDICATED TAX – 1.1%
District of Columbia, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/27	2,000,000	2,355,700

TOTAL DISTRICT OF COLUMBIA		$2,355,700
FLORIDA – 0.5%
LEASE – 0.5%
City of Jacksonville, FL, Refunding Revenue Bonds, (Series C), 5.00%, 10/01/26	1,000,000	1,157,400

TOTAL FLORIDA		$1,157,400
GEORGIA – 2.9%
GENERAL OBLIGATIONS – 1.1%
State of Georgia, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,251,640
HIGHER EDUCATION – 1.0%
Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,204,335
MEDICAL – 0.8%
Cobb County Kennestone Hospital Authority, Refunding Revenue Bonds, 5.00%, 4/01/27	1,500,000	1,703,490

TOTAL GEORGIA		$6,159,465
ILLINOIS – 2.1%
DEDICATED TAX – 1.5%
State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,223,975

July 31, 2014 (unaudited)

128     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL OBLIGATION – 0.6%
County of Cook, IL, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/17	$1,000,000	$1,130,830

TOTAL ILLINOIS		$4,354,805
INDIANA – 1.8%
GENERAL OBLIGATIONS – 0.7%
Indianapolis-Marion County Public Library, GO Unlimited, Refunding Revenue Bonds, (State Intercept Program), 5.00%, 1/01/19	1,270,000	1,466,609
MEDICAL – 1.1%
Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,266,600

TOTAL INDIANA		$3,733,209
MARYLAND – 1.1%
LEASE – 1.1%
County of Baltimore, MD, Certificate Participation Bonds, Public Improvements, 5.00%, 10/01/21	2,000,000	2,371,180

TOTAL MARYLAND		$2,371,180
MASSACHUSETTS – 1.4%
WATER & SEWER – 1.4%
Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	2,912,527

TOTAL MASSACHUSETTS		$2,912,527
MICHIGAN – 6.8%
DEDICATED TAX – 3.0%
Michigan Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	3,500,000	4,045,895
Michigan Finance Authority, Refunding Revenue Bonds, (Series B), 5.00%, 7/01/21	2,000,000	2,288,180

TOTAL DEDICATED TAX		$6,334,075
MEDICAL – 0.7%
Royal Oak Hospital Finance Authority, MI, Refunding Revenue Bonds, (Series D), (William Beaumont Hospital), 5.00%, 9/01/20	1,200,000	1,404,444
SCHOOL DISTRICT – 0.5%
Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,116,870
UTILITIES – 1.6%
Lansing Board of Water & Light, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,373,200

Description	Par Value	Value
WATER & SEWER – 1.0%
Michigan Municipal Bond Authority, Revenue Bonds, Water Utility Improvements, 5.00%, 10/01/19	$2,075,000	$2,188,606

TOTAL MICHIGAN		$14,417,195
MISSOURI – 1.9%
AIRPORT – 0.5%
City of St Louis, MO, Airport Revenue, Refunding Revenue Bonds, (Series A), (Lambert International Airport), (AGM), 5.00%, 7/01/23	1,000,000	1,092,640
MEDICAL – 1.4%
Missouri State Health & Educational Facilities Authority, MO, Refunding Revenue Bonds, (Series A), (SSM Health Care)
5.00%, 6/01/20	1,000,000	1,169,030
5.00%, 6/01/28	1,500,000	1,712,580

TOTAL MEDICAL		$2,881,610

TOTAL MISSOURI		$3,974,250
NEVADA – 1.6%
DEDICATED TAX – 1.1%
County of Clark, NV, Refunding Revenue Bonds, 5.00%, 7/01/18	2,000,000	2,305,260
SCHOOL DISTRICT – 0.5%
Washoe County School District, NV, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,113,930

TOTAL NEVADA		$3,419,190
NEW YORK – 12.2%
DEDICATED TAX – 6.3%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, 5.00%, 11/15/21	1,960,000	2,376,186
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	4,897,530
New York Local Government Assistance Corp., NY, Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/19	1,500,000	1,764,285
New York State Dormitory Authority, Refunding Revenue Bonds, (Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,218,895
New York State Environmental Facilities Corp., Revenue Bonds, Recreational Facility Improvements, (Series A), 5.00%, 12/15/21	2,000,000	2,125,720

TOTAL DEDICATED TAX		$13,382,616
GENERAL OBLIGATIONS – 0.6%
County of Sullivan, NY, GO Limited, Refunding Revenue Bonds, 5.00%, 7/15/18	1,100,000	1,265,946

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      129

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
LEASE – 1.1%
Erie County Industrial Development Agency School, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	$1,000,000	$1,146,140
Tobacco Settlement Financing Corp., NY, Refunding Revenue Bonds, (Series B), 5.00%, 6/01/22	1,000,000	1,115,330

TOTAL LEASE		$2,261,470
TRANSPORTATION – 4.2%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series E), (Transit Improvements), 5.00%, 11/15/19	2,565,000	3,019,441
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	3,000,000	3,427,560
Port Authority of New York & New Jersey, Refunding Revenue Bonds, (Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,402,960

TOTAL TRANSPORTATION		$8,849,961

TOTAL NEW YORK		$25,759,993
NORTH CAROLINA – 1.5%
GENERAL OBLIGATIONS – 1.5%
City of Charlotte, NC, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	2,745,000	3,182,333

TOTAL NORTH CAROLINA		$3,182,333
OHIO – 3.2%
DEDICATED TAX – 0.8%
County of Hamilton, OH, Refunding Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,651,395
GENERAL OBLIGATIONS – 1.1%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,320,228
WATER & SEWER – 1.3%
Ohio Water Development Authority, OH, Refunding Revenue Bonds, (Series C), (Water Pollution Center, OBG), 5.00%, 12/01/20	2,275,000	2,728,908

TOTAL OHIO		$6,700,531
PENNSYLVANIA – 17.5%
DEDICATED TAX – 0.7%
Sports & Exhibition Authority of Pittsburgh & Allegheny County, PA, Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,250,000	1,418,313
GENERAL OBLIGATIONS – 1.6%
City of Philadelphia, PA, GO Unlimited, Public Improvements, (CIFG), 5.00%, 8/01/23	1,000,000	1,078,590

Description	Par Value	Value
City of Philadelphia, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 9/15/21	$2,040,000	$2,351,447

TOTAL GENERAL OBLIGATIONS		$3,430,037
HIGHER EDUCATION – 3.0%
Huntingdon County General Authority, PA, Refunding Revenue Bonds, (Series A), (Juniata College, OBG), 5.00%, 5/01/27	1,765,000	1,918,061
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Drexel University, OBG), 5.00%, 5/01/18	1,000,000	1,138,610
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Ursinus College, OBG), 5.00%, 1/01/23	1,620,000	1,836,821
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University & College Improvements, (Drexel University College of Medicine, OBG)/(National Reinsurance), 5.00%, 5/01/27	1,250,000	1,370,863

TOTAL HIGHER EDUCATION		$6,264,355
LEASE – 0.7%
Philadelphia Redevelopment Authority, PA, Revenue Bonds, Economic Improvements, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,517,655
MEDICAL – 3.1%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,700,913
Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG)
5.00%, 3/15/19	1,485,000	1,637,079
5.00%, 3/15/23	1,770,000	1,936,787
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,374,300

TOTAL MEDICAL		$6,649,079
PRE-REFUNDED/ESCROW – 4.6%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,718,807
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,898,242

TOTAL PRE-REFUNDED/ESCROW		$9,617,049
SCHOOL DISTRICT – 3.0%
Hamburg Area School District, PA, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,808,992

July 31, 2014 (unaudited)

130     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	$1,775,000	$2,048,652
School District of Philadelphia, PA, GO Unlimited, School Improvements, (Series D), (AGM State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,461,512

TOTAL SCHOOL DISTRICT		$6,319,156
TRANSPORTATION – 0.8%
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,603,420

TOTAL PENNSYLVANIA		$36,819,064
TENNESSEE – 0.9%
GENERAL OBLIGATIONS – 0.9%
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,817,754

TOTAL TENNESSEE		$1,817,754
TEXAS – 15.7%
AIRPORT – 2.2%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D)
5.25%, 11/01/23	2,500,000	3,001,150
5.25%, 11/01/26	1,410,000	1,663,363

TOTAL AIRPORT		$4,664,513
HIGHER EDUCATION – 1.7%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,594,721
MEDICAL – 6.5%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,147,700
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	5,000,000	5,501,000
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,124,077

TOTAL MEDICAL		$13,772,777
SCHOOL DISTRICT – 1.2%
Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19††	2,165,000	2,558,597

Description	Par Value	Value
UTILITIES – 1.9%
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)
5.00%, 5/15/21	$1,250,000	$1,498,775
5.00%, 5/15/23	2,000,000	2,426,440

TOTAL UTILITIES		$3,925,215
WATER – 2.2%
City of Austin Water & Wastewater System,TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,519,612

TOTAL TEXAS		$33,035,435
UTAH – 1.2%
MEDICAL – 1.2%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,025,000	1,172,446
5.00%, 5/15/26	1,200,000	1,361,952

TOTAL MEDICAL		$2,534,398

TOTAL UTAH		$2,534,398
VIRGINIA – 2.2%
HIGHER EDUCATION – 2.2%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,708,640

TOTAL VIRGINIA		$4,708,640
WASHINGTON – 6.0%
DEDICATED TAX – 1.3%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,715,081
GENERAL OBLIGATIONS – 2.9%
State of Washington, WA, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	5,000,000	6,042,350
LEASE – 1.3%
Washington Economic Development Finance Authority, Revenue Bonds, Economic Improvements, (Washington Biomedical Research Properties, OBG)/(National Reinsurance)
5.00%, 6/01/23	1,510,000	1,640,857
5.25%, 6/01/21	1,000,000	1,067,530

TOTAL LEASE		$2,708,387

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      131

Wilmington Municipal Bond Fund (concluded)

Description	Par Value	Value
POWER – 0.5%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	$1,000,000	$1,195,710

TOTAL WASHINGTON		$12,661,528
WISCONSIN – 1.7%
TRANSPORTATION – 1.7%
Wisconsin Department of Transportation, Refunding Revenue Bonds, (Series 2), 5.00%, 7/01/19	1,500,000	1,767,795
Wisconsin Department of Transportation, Revenue Bonds, (Series 1), (Highway Improvements), 5.00%, 7/01/22	1,500,000	1,756,815

TOTAL TRANSPORTATION		$3,524,610

TOTAL WISCONSIN		$3,524,610

TOTAL MUNICIPAL BONDS
(COST $196,720,240)		$206,118,532

	Number of
	Shares
MONEY MARKET FUND – 1.3%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,637,679	$2,637,679

TOTAL MONEY MARKET FUND
(COST $2,637,679)		$2,637,679

TOTAL INVESTMENTS – 99.1%
(COST $199,357,919)		$208,756,211
OTHER ASSETS LESS LIABILITIES – 0.9%		1,887,107

TOTAL NET ASSETS – 100.0%		$210,643,318

Cost of investments for Federal income tax purposes is $199,357,919. The net unrealized appreciation/(depreciation) of investments was $9,398,292. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,638,954 and net unrealized depreciation from investments for those securities having an excess of cost over value of $240,662.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$206,118,532	$—	$206,118,532
Money Market Fund	2,637,679	—	—	2,637,679

Total	$2,637,679	$206,118,532	$—	$208,756,211

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.5%
MARYLAND – 96.5%
CONTINUING CARE – 1.4%
Baltimore County, MD, Revenue Refunding Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,253,520
DEDICATED TAX – 3.9%
Maryland State Department of Transportation, Revenue Bonds, Transit Improvements
5.00%, 2/15/28	1,375,000	1,578,816
5.50%, 2/15/17	1,740,000	1,940,465

TOTAL DEDICATED TAX		$3,519,281
GENERAL OBLIGATIONS – 34.5%
Baltimore County, MD, GO Unlimited, Refunding Notes, 5.00%, 11/01/18	1,000,000	1,168,940
Baltimore County, MD, GO Unlimited, Refunding Notes, Public Improvements, 5.00%, 2/01/28	1,000,000	1,163,630
Cecil County, MD, GO Unlimited, Public Improvements, (AGM), 4.00%, 12/01/16	1,000,000	1,082,990
Cecil County, MD, GO Unlimited, Refunding Bonds, 5.00%, 11/01/23	2,590,000	3,115,511
Charles County, MD, GO Unlimited, Refunding Bonds, 5.00%, 3/01/20	3,020,000	3,578,519
Frederick County, MD, GO Unlimited, Refunding Bonds, 5.25%, 11/01/19	1,500,000	1,794,465
Harford County, MD, GO Unlimited, Public Improvements, 4.00%, 7/01/20	2,000,000	2,245,240
Howard County, MD, GO Unlimited, Refunding Bonds, (Series B),
5.00%, 8/15/18	2,500,000	2,905,150
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A),
5.00%, 7/01/21	2,000,000	2,426,100
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A)
5.00%, 8/01/19	1,570,000	1,857,263
5.00%, 7/01/22	2,000,000	2,342,420
Prince George’s County, MD, GO Limited, Public Improvements, (Series A),
5.00%, 9/15/27	1,020,000	1,187,545
State of Maryland, GO Unlimited, Refunding Bonds, 5.00%, 8/01/20	3,000,000	3,602,700
Washington Suburban Sanitary Commission, MD, GO Unlimited, Refunding Bonds, 6.00%, 6/01/18	1,000,000	1,192,770

Description	Par Value	Value
Washington Suburban Sanitary Commission, MD, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	$1,315,000	$1,521,179

TOTAL GENERAL OBLIGATIONS		$31,184,422
HIGHER EDUCATION – 10.5%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Goucher College), 5.00%, 7/01/26	1,000,000	1,120,910
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B), (Johns Hopkins University), 5.00%, 7/01/23	2,000,000	2,436,720
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Johns Hopkins University)
5.00%, 7/01/24	2,000,000	2,416,920
5.00%, 7/01/26	3,000,000	3,561,690

TOTAL HIGHER EDUCATION		$9,536,240
LEASE – 3.8%
Maryland Economic Development Corp., Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	1,000,000	1,131,640
Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,170,290
Maryland Stadium Authority, MD, Refunding Revenue Bonds, 5.00%, 6/15/17	1,055,000	1,185,577

TOTAL LEASE		$3,487,507
MEDICAL – 15.4%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	1,000,000	1,163,730
5.00%, 7/01/25	1,000,000	1,130,220
5.00%, 7/01/26	1,100,000	1,235,443
5.00%, 7/01/27	535,000	596,316
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Greater Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,154,025

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      133

Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	$2,500,000	$2,671,250
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System)
5.00%, 7/01/19	1,000,000	1,175,920
5.00%, 7/01/22	1,000,000	1,195,600
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series B), (MedStar Health)
5.00%, 8/15/26	1,500,000	1,684,500
5.00%, 8/15/27	1,000,000	1,115,360
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series C), (Johns Hopkins Health System),
5.00%, 5/15/28	675,000	774,934

TOTAL MEDICAL		$13,897,298
PRE-REFUNDED/ESCROW – 4.9%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Helix Health Systems, Inc.), (AMBAC), 5.00%, 7/01/27	3,630,000	4,404,751
TRANSPORTATION – 16.6%
Maryland State Department of Transportation, Refunding Revenue Bonds
5.00%, 5/01/17	2,000,000	2,246,780
5.00%, 5/01/18	825,000	951,604
Maryland State Transportation Authority, Refunding Revenue Bonds
5.00%, 7/01/18	2,500,000	2,893,050
5.00%, 7/01/25	1,000,000	1,178,940
Maryland State Transportation Authority, Revenue Bonds, Highway Improvements,
5.25%, 3/01/18	3,520,000	4,062,186
Montgomery County, MD, Parking System Revenue, Refunding Revenue Bonds
4.00%, 6/01/16	1,440,000	1,534,766

Description	Par Value	Value
5.00%, 6/01/21	$1,820,000	$2,172,989

TOTAL TRANSPORTATION		$15,040,315
WATER & SEWER – 5.5%
Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds, Sewer Improvements
5.00%, 3/01/20	2,525,000	3,009,851
5.00%, 3/01/26	1,650,000	1,999,619

TOTAL WATER & SEWER		$5,009,470

TOTAL MARYLAND		$87,332,804

TOTAL MUNICIPAL BONDS (COST $84,653,610)		$87,332,804
	Number of Shares
MONEY MARKET FUND – 2.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,430,396	$2,430,396

TOTAL MONEY MARKET FUND (COST $2,430,396)		$2,430,396

TOTAL INVESTMENTS – 99.2% (COST $87,084,006)		$89,763,200
OTHER ASSETS LESS LIABILITIES – 0.8%		690,766

TOTAL NET ASSETS – 100.0%		$90,453,966

Cost of investments for Federal income tax purposes is $87,024,321. The net unrealized appreciation/(depreciation) of investments was $2,738,879. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,865,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,652.

July 31, 2014 (unaudited)

134     PORTFOLIO OF INVESTMENTS

Wilmington Maryland Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$87,332,804	$—	$87,332,804
Money Market Fund	2,430,396	—	—	2,430,396

Total	$2,430,396	$87,332,804	$—	$89,763,200

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.3%
NEW YORK – 96.3%
DEDICATED TAX – 18.8%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/24	$1,000,000	$1,183,210
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Subseries B-2), 5.00%, 11/01/16	1,000,000	1,104,310
Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,212,340
New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,583,650
New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,000,000	6,009,100
New York State Thruway Authority, Revenue Bonds, Public Improvements, (Series A), 5.25%, 3/15/23	2,500,000	2,831,025
New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,146,610

TOTAL DEDICATED TAX		$17,070,245
GENERAL OBLIGATIONS – 8.3%
New York Municipal Bond Bank Agency, Refunding Revenue Bonds, (Subseries B1)/(AGM), 5.00%, 4/15/21	3,000,000	3,415,320
New York State, GO Unlimited, Highway Improvements, (Series E), (State Aid Witholding), 5.00%, 12/15/21	2,090,000	2,540,708
Westchester County, NY, GO, Unlimted, Refunding Bonds, Series A, 5.00%, 10/15/17	1,395,000	1,590,035

TOTAL GENERAL OBLIGATIONS		$7,546,063
HIGHER EDUCATION – 3.3%
New York State Dormitory Authority, Revenue Bond, University and College Improvements, (Series A), 5.00%, 7/01/28	1,000,000	1,157,550
New York State Dormitory Authority, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,819,155

TOTAL HIGHER EDUCATION		$2,976,705
LEASE – 15.4%
Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/17	1,400,000	1,567,692

Description	Par Value	Value
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(AGM, State Aid Withholding), 5.75%, 5/01/21	$1,000,000	$1,129,960
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,509,550
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,152,731
New York State Dormitory Authority, Refunding Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,115,460
New York State Urban Development Corp., Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,449,700

TOTAL LEASE		$13,925,093
MEDICAL – 5.3%
Monroe County, NY, IDA, Refunding Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,036,590
New York State Dormitory Authority, Revenue Refunding Bonds, (Series A), (North Shore Long Island Jewish)
5.00%, 5/01/16	1,000,000	1,077,020
5.00%, 5/01/17	1,300,000	1,441,583
New York State Dormitory Authority, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,204,506

TOTAL MEDICAL		$4,759,699
POWER – 3.4%
New York Power Authority/The, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,126,153
PRE-REFUNDED/ESCROW – 4.8%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,287,080
Westchester County, NY, Refunding Bonds, Series A, 5.00%, 10/15/17	30,000	34,194

TOTAL PRE-REFUNDED/ESCROW		$4,321,274

July 31, 2014 (unaudited)

136     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
SCHOOL DISTRICT – 13.4%
Byram Hills Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 11/15/17	$1,000,000	$1,144,840
Commack Union Free School District/NY, Refunding Bonds, (GO, State Aid Witholding), 4.00%, 11/15/21	1,625,000	1,827,979
East Meadow Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 4.00%, 8/15/18	1,385,000	1,550,258
Greece Central School District, NY, GO Unlimited, Refunding Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,148,900
New Rochelle City School District, NY, GO Limited, Refunding Bonds, (State Aid Withholding)
4.00%, 9/01/16	1,000,000	1,075,580
5.00%, 9/01/17	1,530,000	1,736,734
New York State Dormitory Authority, Revenue Refunding Bonds, School Improvements, (Series C), (State Aid Withholding), 7.25%, 10/01/28	3,000,000	3,649,680

TOTAL SCHOOL DISTRICT		$12,133,971
TRANSPORTATION – 15.4%
Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,124,760
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series A), 5.00%, 11/15/25	1,405,000	1,646,238
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,000,000	2,285,040
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,301,960
Port Authority of New York & New Jersey, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	3,000,000	3,604,440
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B)
5.00%, 11/15/25	1,000,000	1,196,670

Description	Par Value	Value
5.00%, 11/15/28	$1,500,000	$1,743,885

TOTAL TRANSPORTATION		$13,902,993
WATER & SEWER – 8.2%
New York City, NY, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,500,000	6,307,950
New York State Environmental Facilities Corp., Refunding Revenue Bonds, NYC Municipal Water, 5.00%, 6/15/17	1,020,000	1,152,121

TOTAL WATER & SEWER		$7,460,071

TOTAL NEW YORK		$87,222,267

TOTAL MUNICIPAL BONDS (COST $82,551,660)		$87,222,267

	Number of Shares
MONEY MARKET FUND – 2.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,604,492	$2,604,492

TOTAL MONEY MARKET FUND (COST $2,604,492)		$2,604,492

TOTAL INVESTMENTS – 99.2% (COST $85,156,152)		$89,826,759
OTHER ASSETS LESS LIABILITIES – 0.8%		698,573

TOTAL NET ASSETS – 100.0%		$90,525,332

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      137

Wilmington New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $85,093,849. The net unrealized appreciation/(depreciation) of investments was $4,732,910. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,794,523 and net unrealized depreciation from investments for those securities having an excess of cost over value of $61,613.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$87,222,267	$—	$87,222,267
Money Market Fund	2,604,492	—	—	2,604,492

Total	$2,604,492	$87,222,267	$—	$89,826,759

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS – FIXED INCOME AND MUNICIPAL FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
♦	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2014, these liquid restricted securities were as follows:

		Percentage
		of Total
Fund	Amount	Net Assets
Broad Market Bond Fund	$10,657,966	4.1%
Intermediate-Term Bond Fund	1,828,173	1.3%
Short-Term Corporate Bond Fund	3,983,827	2.4%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities were as follows:

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Broad Market Bond Fund
Crown Castle Towers LLC	07/29/2010	$1,000,000	$1,059,724
Crown Castle Towers LLC	08/04/2010	1,003,370	1,059,724
Daimler Finance North America LLC	09/07/2011	247,588	266,163
Extended Stay America Trust 2013-ESH	01/25/2013	797,998	780,062
FirstEnergy Transmission LLC	05/14/2014	2,249,798	2,285,574
FMR LLC	10/28/2009	997,720	1,271,427
Gemini Securitization Corp.	07/24/2014	1,199,523	1,199,586
Harley-Davidson Funding Corp.	11/19/2009	499,195	509,829
Hyundai Capital America	12/01/2011	248,878	265,524
Hyundai Capital America	09/24/2012	249,855	251,899
Hyundai Capital America	08/06/2013	574,666	582,722
Hyundai Capital Services, Inc.	03/06/2012	249,073	261,991
NBCUniversal Enterprise	03/20/2013	420,475	422,380
SLM Private Education Loan Trust	04/14/2011	312,327	315,471
WM Wrigley Jr. Co.	10/17/2013	124,861	125,890
			$10,657,966	4.1%
Intermediate-Term Bond Fund
Daimler Finance North America LLC	07/24/2014	498,275	499,065
FirstEnergy Transmission LLC	05/14/2014	749,933	761,858
SLM Private Education Loan Trust	04/14/2011	312,327	315,471
WM Wrigley Jr. Co.	10/16/2013	249,722	251,779
			$1,828,173	1.3%
Short-Term Corporate Bond Fund
Daimler Finance North America LLC	07/24/2014	1,993,100	1,996,260
Extended Stay America Trust 2013-ESH	01/25/2013	503,736	492,414
Hyundai Capital America	08/06/2013	399,768	405,372
Hyundai Capital America	09/24/2012	249,855	251,899
Hyundai Motor Manufacturing Czech	04/15/2010	249,248	256,115
SLM Private Education Loan Trust	04/14/2011	416,436	420,628
WM Wrigley Jr. Co.	10/17/2013	159,822	161,139
			$3,983,827	2.4%

^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds. At July 31, 2014, the value of these securities amounted to:

July 31, 2014 (unaudited)

Notes to Portfolios of Investments - Fixed Income and Municipal Funds      139

		Percentage
		of Total
Fund	Amount	Net Assets
Municipal Bond Fund	$2,558,597	1.21%

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal	GO – General Obligation
AMBAC – American Bond Assurance Corporation	GTD – Guaranteed
BKNT – Bank Note	IDA – Industrial Development Authority/Agency
CAPMAC – Capital Markets Assurance Corporation	LLC – Limited Liability Corporation
CIFG – IXIS Financial Guarantee	LP – Limited Partnership
CMBS – Commercial Mortgage Backed Securities	MTN – Medium Term Note
ETM – Escrowed to Maturity	NATL-RE – National Reinsurance
FGIC – Financial Guarantee Insurance Company	OBG – Obligation
FHLB – Federal Home Loan Bank	PLC – Public Limited Company
FHLMC – Federal Home Loan Mortgage Corporation	PSF – Permanent School Fund
FNMA – Federal National Mortgage Association	Q-SBLF – Qualified School Bond Loan Fund
FRN – Float Rate Note	REIT – Real Estate Investment Trust
GMTN – Global Medium Term Note	UPMC – University of Pittsburgh Medical Center
GNMA – Government National Mortgage Association

July 31, 2014 (unaudited)

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
ASSET-BACKED COMMERCIAL PAPER – 11.5%¿
Chariot Funding LLC
0.22%, 10/01/14●Ω	$25,000,000	$24,990,680
0.22%, 10/15/14●Ω	25,000,000	24,988,542
0.28%, 11/05/14●Ω	25,000,000	24,981,333
0.28%, 11/14/14●Ω	25,000,000	24,979,583
CIESCO LLC,
0.18%, 8/18/14●Ω	20,000,000	19,998,300
CRC Funding LLC,
0.18%, 9/16/14●Ω	50,000,000	49,988,500
MetLife Short Term Funding LLC
0.12%, 9/16/14●Ω	41,600,000	41,593,621
0.13%, 9/22/14●Ω	58,400,000	58,389,455
Old Line Funding LLC,
0.22%, 11/24/14	50,000,000	49,964,861
Thunder Bay Funding LLC,
0.23%, 10/22/14●Ω	50,000,000	49,973,806

TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $369,848,681)		$369,848,681
CERTIFICATES OF DEPOSIT – 15.5%
Bank of Montreal, CHI,
0.17%, 10/09/14	50,000,000	50,000,000
Bank of Nova Scotia, HOU
0.21%, 1/28/15	50,000,000	50,000,000
0.22%, 10/01/14	50,000,000	50,000,000
JPMorgan Chase & Co.
0.28%, 8/06/14Δ	50,000,000	50,000,000
0.35%, 2/03/15	50,000,000	50,000,000
Toronto Dominion Bank, NY
0.22%, 11/18/14Δ	50,000,000	50,000,000
0.23%, 7/22/15	50,000,000	50,000,000
US Bank NA, Minn,
0.14%, 9/02/14	50,000,000	50,000,000
Wells Fargo Bank NA
0.14%, 10/14/14	50,000,000	50,000,000
0.26%, 3/05/15Δ	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $500,000,000)		$500,000,000
CORPORATE NOTES & BONDS – 4.7%
Bank of America NA
0.19%, 9/12/14	50,000,000	50,000,000

Description	Par Value	Value
0.19%, 9/16/14	$50,000,000	$50,000,000
IBM Corp.,
Sr. Unsecured, 0.22%, 10/31/14	50,000,000	50,081,414

TOTAL CORPORATE NOTES & BONDS (COST $150,081,414)		$150,081,414
FINANCIAL COMPANY COMMERCIAL PAPER – 5.4%¿
Commonwealth Bank of Australia
0.22%, 2/05/15Δ●Ω	50,000,000	50,000,000
0.23%, 2/13/15Δ●Ω	50,000,000	50,000,222
PNC Bank, NA
0.26%, 9/10/14	25,000,000	24,992,778
0.30%, 10/17/14	50,000,000	50,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $174,993,000)		$174,993,000
MUNICIPAL COMMERCIAL PAPER – 7.4%¿
Emory University,
0.15%, 10/09/14	27,400,000	27,400,000
Salt River Agriculture
0.13%, 8/05/14	45,000,000	44,999,350
0.14%, 9/02/14	30,000,000	29,996,267
University of California,
0.18%, 9/15/14	50,000,000	49,988,750
University of Chicago,
0.14%, 9/16/14	50,000,000	49,991,056
University of Utah,
0.15%, 8/13/14	35,000,000	35,000,000

TOTAL MUNICIPAL COMMERCIAL PAPER (COST $237,375,423)		$237,375,423
MUNICIPAL NOTES & BONDS – 8.3%
Connecticut State Health and Educational Facilities Authority, Revenue Bonds, (Series T-2) Weekly VRDNs, (Yale University, OBG), 0.05%, 7/01/29Δ	39,250,000	39,250,000
Loudoun County Industrial Development Authority, VA, Revenue Bonds, (Series B) Weekly VRDNs, (Howard Hughes Medical Institute, OBG)
0.05%, 2/15/38	65,000,000	65,000,000
0.05%, 2/15/38	23,685,000	23,685,000
Private Colleges & Universities Authority, GA, Refunding Revenue Bonds, (Series 2005C-1) Weekly VRDNs, (Emory University, OBG)
0.06%, 9/01/36	43,295,000	43,295,000

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      141

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value
0.06%, 9/01/36	$22,000,000	$22,000,000
State of Texas, GO Revenue Bonds, (Series 2006A) Weekly VRDNs, (Veterans Housing Assistance, OBG)
0.08%, 12/01/36	33,875,000	33,875,000
0.04%, 4/01/36	40,405,000	40,405,000

TOTAL MUNICIPAL NOTES & BONDS (COST $267,510,000)		$267,510,000
OTHER COMMERCIAL PAPER – 34.9%¿
ABB Treasury Center USA
0.10%, 8/04/14●Ω	25,000,000	24,999,792
0.11%, 8/14/14●Ω	20,000,000	19,999,205
Australlia & New Zealand Banking Group,
0.14%, 9/05/14●Ω	57,121,000	57,113,225
BMW US Capital LLC,
0.10%, 8/08/14●Ω	25,000,000	24,999,514
CAFCO LLC,
0.20%, 11/05/14●Ω	30,000,000	29,984,000
Coca-Cola Co. Cp 1/09/15,
0.18%, 1/09/15●Ω	75,000,000	74,939,625
CPPIB Capital
0.14%, 8/14/14●Ω	50,000,000	49,997,472
0.15%, 10/30/14●Ω	50,000,000	49,981,250
General Electric Co.,
0.06%, 8/07/14	50,000,000	49,999,500
Glaxo Smithkline PLC,
0.14%, 10/14/14●Ω	55,000,000	54,984,172
National Australia Funding,
0.04%, 8/01/14●Ω	78,500,000	78,500,000
National Rural Utility Coop.,
0.10%, 8/20/14	30,000,000	29,998,417
Philip Morris Intional, Inc.,
0.10%, 8/06/14	45,000,000	44,999,375
Procter & Gambel Co.
0.12%, 11/03/14●Ω	50,000,000	49,984,333
0.12%, 9/11/14●Ω	50,000,000	49,993,167
Province of Ontario,
0.09%, 8/07/14	51,200,000	51,199,275
Sanofi-Aventis,
0.12%, 9/05/14●Ω	50,000,000	49,994,167
Siemens Capital Co. LLC,
0.12%, 9/26/14●Ω	80,000,000	79,985,067
Sysco Corp.,
0.10%, 8/01/14●Ω	100,000,000	100,000,000
Toyota Motors Credit Corp.
0.16%, 10/30/14	50,000,000	49,980,000

Description	Par Value	Value
0.21%, 1/20/15	$50,000,000	$49,949,833
Unilever NV,
0.12%, 8/11/14	50,000,000	49,998,333

TOTAL OTHER COMMERCIAL PAPER
(COST $1,121,579,722)		$1,121,579,722
U.S. TREASURY OBLIGATIONS – 1.6%
U.S. TREASURY NOTES – 1.6%
0.25%, 11/30/14	50,000,000	50,028,784

TOTAL U.S. TREASURY OBLIGATIONS
(COST $50,028,784)		$50,028,784
REPURCHASE AGREEMENTS – 10.7%
Credit Suisse First Boston LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $11,000,018, collateralized by a U.S. Treasury Security 0.25%, maturing 05/31/15; total market value of $11,223,226.	11,000,000	11,000,000
Deutsche Bank Securities, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $125,000,313, collateralized by U.S. Government Securities 0.00% to 6.63%, maturing 09/18/14 to 07/15/32; total market value of $127,500,199.	125,000,000	125,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $110,000,214, collateralized by U.S. Treasury Securities 1.50 to 2.13%, maturing 08/31/18 to 02/15/41; total market value of $112,200,123.	110,000,000	110,000,000
TD Securities, Inc., 0.10%, dated 07/31/14, due 08/01/14, repurchase price $100,000,278, collateralized by U.S. Treasury Securities 0.25% to 2.63%, maturing 10/31/15 to 11/15/20; total market value of $102,000,048.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $346,000,000)		$346,000,000

TOTAL INVESTMENTS – 100.0%
(COST $3,217,417,024)		$3,217,417,024
OTHER ASSETS LESS LIABILITIES – 0.0%**		199,778

TOTAL NET ASSETS – 100.0%		$3,217,616,802

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

July 31, 2014 (unaudited)

142     PORTFOLIO OF INVESTMENTS

Wilmington Prime Money Market Fund (concluded)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$369,848,681	$—	$369,848,681
Certificates of Deposit	—	500,000,000	—	500,000,000
Corporate Notes & Bonds	—	150,081,414	—	150,081,414
Financial Company Commercial Paper	—	174,993,000	—	174,993,000
Municipal Commercial Paper	—	237,375,423	—	237,375,423
Municipal Notes & Bonds	—	267,510,000	—	267,510,000
Other Commercial Paper	—	1,121,579,722	—	1,121,579,722
U.S. Treasury	—	50,028,784	—	50,028,784
Repurchase Agreements	—	346,000,000	—	346,000,000

Total	$—	$3,217,417,024	$—	$3,217,417,024

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 85.7%
FEDERAL FARM CREDIT BANK (FFCB) – 17.1%
0.06%, 9/10/14‡	$25,000,000	$24,998,333
0.06%, 9/16/14	50,000,000	49,996,167
0.06%, 9/03/14‡	165,000,000	164,990,925
0.07%, 10/03/14‡	25,000,000	24,996,937
0.09%, 8/04/14Δ	75,000,000	74,999,969
0.09%, 8/20/14‡	40,000,000	39,998,100
0.09%, 10/24/14Δ	42,000,000	41,999,496
0.11%, 5/15/15Δ	75,000,000	74,998,447
0.11%, 7/06/15Δ	100,000,000	99,984,160
0.14%, 1/26/15Δ	50,000,000	50,000,000
0.18%, 7/20/15Δ	66,800,000	66,849,400
1.63%, 11/19/14	40,000,000	40,179,120

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$753,991,054
FEDERAL HOME LOAN BANK (FHLB) – 29.6%
0.06%, 8/27/14‡	100,000,000	99,995,667
0.06%, 8/13/14‡	100,000,000	99,998,000
0.06%, 8/26/14‡	80,000,000	79,996,667
0.07%, 9/15/14‡	75,000,000	74,993,437
0.08%, 8/20/14‡	50,000,000	49,998,021
0.08%, 9/19/14‡	200,000,000	199,978,631
0.08%, 10/10/14	100,000,000	99,984,444
0.08%, 9/24/14‡	38,800,000	38,795,343
0.09%, 10/17/14‡	27,180,000	27,174,768
0.09%, 10/20/14‡	50,000,000	49,990,000
0.09%, 10/22/14‡	100,000,000	99,979,500
0.09%, 11/20/14Δ	50,000,000	49,999,225
0.09%, 11/21/14Δ	50,000,000	49,999,218
0.10%, 9/03/14‡	138,000,000	137,990,274
0.10%, 9/05/14‡	25,000,000	24,997,691
0.11%, 12/09/14Δ	100,000,000	100,000,000
0.11%, 2/12/15Δ	25,000,000	24,999,645

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,308,870,531
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 18.0%
0.05%, 8/19/14‡	50,000,000	49,998,750
0.06%, 9/09/14‡	22,800,000	22,798,641
0.06%, 9/12/14‡	30,700,000	30,698,030
0.06%, 9/16/14‡	59,100,000	59,095,847
0.06%, 9/02/14‡	50,000,000	49,997,333

Description	Par Value	Value
0.07%, 9/10/14‡	$23,140,000	$23,138,200
0.07%, 9/18/14‡	40,855,000	40,851,187
0.08%, 8/04/14‡	60,000,000	59,999,600
0.08%, 9/05/14‡	20,600,000	20,598,398
0.08%, 11/24/14‡	95,000,000	94,975,722
0.08%, 11/26/14‡	50,000,000	49,987,000
0.08%, 9/22/14‡	25,000,000	24,997,003
0.09%, 9/08/14‡	71,500,000	71,493,735
0.09%, 9/15/14‡	30,000,000	29,996,625
0.14%, 7/16/15Δ	100,000,000	100,034,538
0.15%, 12/05/14Δ	25,000,000	25,003,823
0.75%, 11/25/14	40,000,000	40,078,671

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$793,743,103
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 21.0%
0.05%, 8/20/14‡	50,000,000	49,998,812
0.05%, 9/02/14‡	36,418,000	36,416,381
0.06%, 9/22/14‡	148,200,000	148,187,517
0.06%, 8/18/14‡	50,000,000	49,998,583
0.06%, 10/06/14‡	50,000,000	49,994,500
0.07%, 10/08/14‡	50,000,000	49,993,389
0.07%, 10/14/14‡	96,590,000	96,576,102
0.07%, 10/15/14‡	30,195,000	30,190,597
0.07%, 9/10/14‡	20,000,000	19,998,356
0.08%, 8/06/14‡	102,000,000	101,998,867
0.08%, 10/01/14‡	21,900,000	21,897,031
0.08%, 10/31/14‡	27,946,000	27,940,349
0.08%, 11/17/14‡	50,600,000	50,587,856
0.08%, 11/19/14‡	60,535,000	60,520,203
0.09%, 9/03/14‡	30,000,000	29,997,525
0.09%, 12/03/14‡	57,079,000	57,061,305
3.00%, 9/16/14	46,512,000	46,682,187

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$928,039,560

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,784,644,248)		$3,784,644,248
U.S. TREASURY OBLIGATIONS – 4.0%
U.S. TREASURY NOTES – 4.0%
0.25%, 9/15/14	100,000,000	100,024,314
0.25%, 11/30/14	75,000,000	75,043,175

TOTAL U.S. TREASURY OBLIGATIONS
(COST $175,067,489)		$175,067,489

July 31, 2014 (unaudited)

144     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

REPURCHASE AGREEMENTS – 10.3%
Credit Suisse First Boston LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $31,000,052, collateralized by a U.S. Treasury Security 4.75%, maturing 02/15/37; total market value of $31,621,557.	$31,000,000	$31,000,000
Deutsche Bank Securities, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $150,000,375, collateralized by U.S. Government Securities 0.00% to 3.91%, maturing 11/19/14 to 03/26/37; total market value of $153,000,891.	150,000,000	150,000,000
TD Securities, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $125,000,313, collateralized by U.S. Government & Treasury securities 1.63% to 4.63%, maturing 06/30/19 to 07/01/44; total market value of $128,186,940.	125,000,000	125,000,000

Description	Par Value	Value
TD Securities, Inc., 0.10%, dated 07/31/14, due 08/01/14, repurchase price $150,000,417, collateralized by U.S. Government & Treasury Securities 0.50% to 8.50%, maturing 11/15/20 to 02/01/37; total market value of $154,324,499.	$150,000,000	$150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $456,000,000)		$456,000,000

TOTAL INVESTMENTS – 100.0% (COST $4,415,711,737)		$4,415,711,737
OTHER ASSETS LESS LIABILITIES – 0.0%**		214,075

TOTAL NET ASSETS – 100.0%		$4,415,925,812

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,784,644,248	$—	$3,784,644,248
U.S. Treasury Obligations	—	175,067,489	—	175,067,489
Repurchase Agreements	—	456,000,000	—	456,000,000

Total	$—	$4,415,711,737	$—	$4,415,711,737

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 54.6%
U.S. TREASURY NOTES – 54.6%
0.25%, 8/31/14	$50,000,000	$50,006,915
0.25%, 9/15/14	100,000,000	100,024,314
0.25%, 10/31/14	93,000,000	93,045,157
0.25%, 11/30/14	125,000,000	125,076,043
0.25%, 1/15/15	50,000,000	50,042,460
0.38%, 11/15/14	25,000,000	25,019,664
0.50%, 10/15/14	25,000,000	25,022,995
2.38%, 8/31/14	50,000,000	50,093,897
2.38%, 10/31/14	25,000,000	25,141,437

TOTAL U.S. TREASURY NOTES		$543,472,882

TOTAL U.S. TREASURY OBLIGATIONS
(COST $543,472,882)		$543,472,882
REPURCHASE AGREEMENTS – 45.3%
Barclays Capital, Inc., 0.06%, dated 07/31/14, due 08/01/14, repurchase price $110,000,183, collateralized by a U.S. Treasury Security 0.25%, maturing 08/15/15; total market value of $112,200,084.	110,000,000	110,000,000

Description	Par Value	Value
Credit Suisse First Boston LLC, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $55,000,092, collateralized by a U.S. Treasury Securities 2.25% to 3.13%, maturing 03/31/16 to 10/31/16; total market value of $56,101,555.	$55,000,000	$55,000,000
Deutsche Bank Securities, Inc., 0.09%, dated 07/31/14, due 08/01/14, repurchase price $165,000,413, collateralized by U.S. Treasury Securities 0.00% to 6.50%, maturing 11/15/24 to 08/15/43; total market value of $168,300,000.	165,000,000	165,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 07/31/14, due 08/01/14, repurchase price $120,000,233, collateralized by U.S. Treasury Securities 0.00%, maturing 08/15/24 to 08/15/27; total market value of $122,400,000.	120,000,000	120,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $450,000,000)		$450,000,000

TOTAL INVESTMENTS – 99.9%
(COST $993,472,882)		$993,472,882
OTHER ASSETS LESS LIABILITIES – 0.1%		1,027,666

TOTAL NET ASSETS – 100.0%		$994,500,548

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$543,472,882	$—	$543,472,882
Repurchase Agreements	—	450,000,000	—	450,000,000

Total	$—	$993,472,882	$—	$993,472,882

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 48.0%
ILLINOIS – 4.3%
Illinois Educational Facilities Authority, (Northern Trust, LOC), 0.09%, 10/06/14	$20,793,000	$20,793,000

TOTAL ILLINOIS		$20,793,000
MARYLAND – 6.7%
Johns Hopkins University,
(Series B), 0.08%, 10/07/14	12,000,000	12,000,000
Montgomery County, MD, GO Unlimited Refunding Notes, BANs,
(Series 10-B), (State Street, LIQ),
0.10%, 8/13/14	20,395,000	20,395,000

TOTAL MARYLAND		$32,395,000
MICHIGAN – 4.7%
University of Michigan,
0.08%, 10/03/14	8,000,000	8,000,000
University of Michigan, (Series I)
0.06%, 8/04/14	6,365,000	6,365,000
0.08%, 8/04/14	8,305,000	8,305,000

TOTAL MICHIGAN		$22,670,000
NORTH CAROLINA – 4.3%
North Carolina Capital Facilities Finance Agency, Educational Facilities, (Duke University), Revenue Bonds, 0.08%, 8/26/14	8,500,000	8,500,000
North Carolina Capital Facilities Finance Agency, Educational Facilities, (Series A2), (Duke University), Revenue Bonds, 0.05%, 8/05/14	12,173,000	12,173,000

TOTAL NORTH CAROLINA		$20,673,000
OHIO – 3.2%
Ohio Higher Educational Facility Commission, (Case Western University), (JPMorgan Chase, LIQ), 0.11%, 10/08/14	3,500,000	3,500,000
Ohio Higher Educational Facility Commission, (Case Western University), (Northern Trust, LIQ), 0.11%, 9/09/14	12,000,000	12,000,000

TOTAL OHIO		$15,500,000
SOUTH CAROLINA – 2.1%
South Carolina State Public Service Authority, (Series A), (JPMorgan Chase, LIQ), 0.10%, 8/06/14	5,500,000	5,500,000

Description	Par Value	Value
South Carolina State Public Service Authority, (Series C), (US Bank, LIQ), 0.10%, 8/05/14	$4,880,000	$4,880,000

TOTAL SOUTH CAROLINA		$10,380,000
TENNESSEE – 4.1%
State of Tennessee, (Series 00-A), (TN Consolidated Retirement Sys, LOC)
0.08%, 8/29/14	5,000,000	5,000,000
0.10%, 9/09/14	15,000,000	15,000,000

TOTAL TENNESSEE		$20,000,000
TEXAS – 16.7%
City of San Antonio, TX, Electric & Gas Systems, (Series A), (JPMorgan Chase, LIQ), 0.10%, 8/07/14	8,000,000	8,000,000
City of San Antonio, TX, Water Systems, (Series B), (Wells Fargo, LIQ), 0.06%, 8/20/14	16,000,000	16,000,000
Texas A&M University,
(Series B), 0.08%, 8/06/14	17,000,000	17,000,000
Texas Public Finance Authority,
(Series 2003), (Comptroller of Public Accounts TX, LIQ), 0.10%, 8/06/14	10,000,000	10,000,000
Texas Technical University,
(Series B), 0.08%, 10/01/14	9,795,000	9,795,000
University of Texas,
0.08%, 10/03/14	20,000,000	20,000,000

TOTAL TEXAS		$80,795,000
VIRGINIA – 1.9%
University of Virginia,
(Series 03-A), 0.10%, 9/04/14	9,266,000	9,266,000

TOTAL VIRGINIA		$9,266,000

TOTAL COMMERCIAL PAPER (COST $232,472,000)		$232,472,000
MUNICIPAL BONDS – 4.8%
FLORIDA – 2.8%
JEA Electric System Revenue, Refunding Revenue Bonds, (Series D), (U.S. Bank, SPA), 0.06%, 8/01/14	13,500,000	13,500,000

TOTAL FLORIDA		$13,500,000
TEXAS – 2.0%
State of Texas, TRANs, 0.02%, 8/28/14	10,000,000	10,013,282

TOTAL TEXAS		$10,013,282

TOTAL MUNICIPAL BONDS (COST $23,513,282)		$23,513,282

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      147

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
SHORT-TERM MUNICIPAL BONDS – 47.2%
CONNECTICUT – 3.7%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (Series X-2), Daily VRDNs, (Yale University),
0.04%, 8/07/14	$18,100,000	$18,100,000

TOTAL CONNECTICUT		$18,100,000
DELAWARE – 7.6%
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.08%, 8/01/14	16,200,000	16,200,000
Delaware State Health Facilities Authority, Revenue Bonds, Weekly VRDNs, (Christiana Care Health Services, OBG), 0.06%, 8/07/14	4,000,000	4,000,000
University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.05%, 8/01/14	16,660,000	16,660,000

TOTAL DELAWARE		$36,860,000
FLORIDA – 0.8%
Orange County Housing Finance Authority, Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.06%, 8/07/14	3,610,000	3,610,000

TOTAL FLORIDA		$3,610,000
ILLINOIS – 0.8%
Illinois Finance Authority, Revenue Bonds, (Series E-1), Daily VRDNs, (University of Chicago Medical Center), (JPMorgan Chase Bank N.A., LOC), 0.08%, 8/01/14	4,000,000	4,000,000

TOTAL ILLINOIS		$4,000,000
LOUISIANA – 1.3%
East Baton Rouge Parish, LA, Pool Control, Revenue Bonds, Daily VRDNs, (Exxon Mobil, OBG), 0.05%, 8/01/14	2,580,000	2,580,000
Louisiana State Public Facilities Authority, Revenue Bonds, Daily VRDNs, (Air Products & Chemical Inc), 0.04%, 8/01/14	3,700,000	3,700,000

TOTAL LOUISIANA		$6,280,000
MASSACHUSETTS – 2.1%
Commonwealth of Massachusetts, GO Limited Bonds, (Series B), Daily VRDNs, (U.S Bank N.A., SPA), 0.05%, 8/01/14	6,800,000	6,800,000
Commonwealth of Massachusetts, GO Unlimited Refunding Revenue Notes, (Series A), Daily VRDNs, (Wells Fargo Bank N.A., SPA), 0.07%, 8/01/14	3,500,000	3,500,000

TOTAL MASSACHUSETTS		$10,300,000
MINNESOTA – 1.8%
City of Rochester, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Mayo Clinic, OBG), 0.05%, 8/07/14	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000

Description	Par Value	Value
MISSISSIPPI – 3.8%
Jackson County, MS, Port Facility, Refunding Revenue Bonds, Daily VRDNs, (Chevron Corp., OBG), 0.04%, 8/01/14	$4,500,000	$4,500,000
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series A), Daily VRDNs, (Chevron Corp., OBG), 0.05%, 8/01/14	6,400,000	6,400,000
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series I), Daily VRDNs, (Chevron Corp., OBG), 0.04%, 8/01/14	5,000,000	5,000,000
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series K), Daily VRDNs, (Chevron Corp., OBG), 0.05%, 8/01/14	2,300,000	2,300,000

TOTAL MISSISSIPPI		$18,200,000
NEW HAMPSHIRE – 1.1%
New Hampshire, HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.05%, 8/07/14	5,350,000	5,350,000

TOTAL NEW HAMPSHIRE		$5,350,000
NEW YORK – 1.5%
City of New York, NY, Municipal Water & Sewer System, Refunding Revenue Bonds, (Series B-3), Daily VRDNs, (State Street B&T), 0.06%, 8/01/14	7,400,000	7,400,000

TOTAL NEW YORK		$7,400,000
OHIO – 0.5%
Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4), Daily VRDNs, (Cleveland Clinic, OBG), 0.06%, 8/01/14	2,415,000	2,415,000

TOTAL OHIO		$2,415,000
OKLAHOMA – 0.6%
Oklahoma State Turnpike Authority, Revenue Bonds, (Series F), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.07%, 8/01/14	3,000,000	3,000,000

TOTAL OKLAHOMA		$3,000,000
PENNSYLVANIA – 5.1%
Geisinger Authority, Refunding Revenue Bonds, (Series B), Daily VRDNs, (Geisinger Health Systems, OBG)/(U.S. Bank N.A., SPA), 0.04%, 8/01/14	10,000,000	10,000,000
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, Daily VRDNs, (Children’s Hospital, OBG)/(JP Morgan Chase Bank N.A., SPA), 0.08%, 8/01/14	2,600,000	2,600,000
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, Daily VRDNs, (Children’s Hospital, OBG)/(Wells Fargo Bank N.A., SPA), 0.08%, 8/01/14	12,020,000	12,020,000

TOTAL PENNSYLVANIA		$24,620,000

July 31, 2014 (unaudited)

148     PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
TEXAS – 10.0%
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds, Weekly VRDNs, (Air Products & Chemicals Project, OBG), 0.05%, 8/07/14	$12,000,000	$12,000,000
Gulf Coast, Individual Development Authority, TX, Revenue Bonds, Daily VRDNs, (Exxon Mobil), 0.06%, 8/01/14	16,000,000	16,000,000
Port of Arthur Navigation District Industrial Development Corp., Revenue Bonds, Daily VRDNs, (Air Products & Chemicals Project, OBG), 0.06%, 8/01/14	1,000,000	1,000,000
State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / Calpers, SPA), 0.04%, 8/07/14	10,480,000	10,480,000
Texas Water Development Board, Revenue Bonds, (Subseries A), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.06%, 8/01/14	9,100,000	9,100,000

TOTAL TEXAS		$48,580,000
UTAH – 2.8%
City of Murray, Revenue Bonds, (Series C), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.06%, 8/01/14	10,700,000	10,700,000
Weber County Hospital, IHC Health Services, Revenue Bonds, (Series A), Daily VRDNs, 0.06%, 8/01/14	2,600,000	2,600,000

TOTAL UTAH		$13,300,000
VIRGINIA – 3.7%
Loudon County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VRDNs, (Howard Hughes Medical Center), 0.05%, 8/07/14	18,000,000	18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $228,915,000)		$228,915,000

TOTAL INVESTMENTS – 100.0% (COST $484,900,282)		$484,900,282
OTHER LIABILITIES LESS ASSETS – 0.0%		(86,016)

TOTAL NET ASSETS – 100.0%		$484,814,266

July 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      149

Wilmington Tax-Exempt Money Market Fund (concluded)

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$232,472,000	$—	$232,472,000
Municipal Bonds	—	23,513,282	—	23,513,282
Short-Term Municipal Bonds	—	228,915,000	—	228,915,000

Total	$—	$484,900,282	$—	$484,900,282

See Notes to Portfolios of Investments

July 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - MONEY MARKET FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
♦	Securities with discount rate at the time of purchase.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2014, these liquid restricted securities were as follows:

		Percentage
		of Total
Fund	Amount	Net Assets
Prime Money Market Fund	$1,215,339,032	37.8%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities were as follows:

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Prime Money Market Fund
ABB Treasury Center USA	07/09/2014	24,998,194	24,999,792
ABB Treasury Center USA	07/29/2014	19,999,022	19,999,205
Aust & NewZealand Banking Group	06/30/2014	57,106,117	57,113,225
BMW US Capital	07/10/2014	24,997,986	24,999,514
Cafco LLC	07/17/2014	29,981,500	29,984,000
Chariot Funding LLC	04/04/2014	24,972,500	24,990,680
Chariot Funding LLC	04/15/2014	24,972,042	24,988,542
Chariot Funding LLC	02/10/2014	24,947,889	24,981,333
Chariot Funding LLC	02/19/2014	24,947,889	24,979,583
CIESCO LLC	05/30/2014	19,992,000	19,998,300
Coca-Cola Co.	07/08/2014	74,930,625	74,939,625
Commonwealth Bank of Australia	02/06/2014	50,000,000	50,000,000
Commonwealth Bank of Australia	02/25/2014	50,000,400	50,000,222
CPPIB Capital	05/21/2014	49,983,472	49,997,472
CPPIB Capital	07/02/2014	24,677,655	24,680,741
CPPIB Capital	07/03/2014	25,297,450	25,300,509
CRC Funding	06/18/2014	49,977,500	49,988,500
GlaxoSmithKline PLC	07/07/2014	19,992,300	19,994,244
GlaxoSmithKline PLC	07/08/2014	34,986,661	34,989,928
Metlife Short Term Fund LLC	07/29/2014	41,593,205	41,593,621
Metlife Short Term Fund LLC	07/23/2014	58,387,631	58,389,456
National Australia FDG	07/31/2014	78,499,913	78,500,000
Procter & Gamble Co.	05/14/2014	49,980,000	49,993,167
Procter & Gamble Co.	07/09/2014	49,980,500	49,984,333
Sanofi-Aventis	06/05/2014	49,984,833	49,994,167
Siemens Capital Co.	07/31/2014	79,984,800	79,985,067
Sysco Corp.	07/31/2014	99,999,722	100,000,000
Thunder Bay Funding LLC	04/25/2014	49,942,500	49,973,806
			$1,215,339,032	37.8%

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

BANs – Bond Anticipation Notes	FHLB – Federal Home Loan Bank
FFCB – Federal Farm Credit Bank	FHLMC – Federal Home Loan Mortgage Corporation

July 31, 2014 (unaudited)

Notes to Portfolios of Investments - Money Market Funds      151

FNMA – Federal National Mortgage Association	OBG – Obligation
GO – General Obligation	PLC – Public Limited Company
HEFA – Health & Education Facility Authority	SPA – Sales and Purchase Agreement
LIQ – Liquidity Agreement	TRANs – Tax Revenue Anticipation Prerefunded
LLC – Limited Liability Corporation	VRDNs – Variable Rate Demand Notes
LOC – Letter of Credit

July 31, 2014 (unaudited)

152     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios, (individually referred to as the “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

• for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

• in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

• futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

• forward foreign currency contracts are valued at the mean between the last bid and asked prices;

• investments in open-end regulated investment companies are valued at net asset value (“NAV”);

• price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

• for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

• the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

• for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of July 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund and the Multi-Manager Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

July 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      153

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest expense on securities sold short. In addition, the Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

July 31, 2014 (unaudited)

154     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. Risk of loss may exceed amounts recognized on the statements of assets and liabilities.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of July 31, 2014, the Funds listed below had securities with the following values on loan:

	Value of
	Securities	Value of
Fund	on Loan	Collateral
Large-Cap Strategy Fund	$8,585,510	$8,819,918
Mid-Cap Growth Fund	21,613,434	21,909,876
Small-Cap Growth Fund	7,614,649	8,091,441
Small-Cap Strategy Fund	28,108,222	29,617,485

July 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      155

	Value of
	Securities	Value of
Fund	on Loan	Collateral
Multi-Manager International Fund	6,582,304	7,148,967
Multi-Manager Real Asset Fund	5,020,292	5,204,650
Strategic Allocation Moderate Fund	1,659,240	1,691,810
Broad Market Bond Fund	4,350,656	4,482,046
Intermediate-Term Bond Fund	10,999,785	11,251,632

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2014 are as follows:

	Balance of			Balance of
	Shares Held	Purchases/	Sales/	Shares Held	Value at	Dividend	Realized
Affiliated Security Name	4/30/2014	Additions	Reductions	07/31/2014	07/31/2014	Income(a)	Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$195,615	$1,127	$—

Strategic Allocation Conservative Fund:
Wilmington Prime Money Market Fund	504,720	1,594,611	1,561,415	537,916	$537,916	$17	$—
Wilmington Small-Cap Strategy Fund	23,850	65	—	23,915	344,132	982	—
Wilmington Large-Cap Strategy Fund	32,816	127	—	32,943	584,409	2,282	—
Wilmington Mid-Cap Growth Fund	54,798	—	—	54,798	1,003,344	—	—
Wilmington Multi-Manager International Fund	396,644	5,714	25,528	376,832	2,973,203	46,399	34,766
Wilmington Intermediate-Term Bond Fund	1,775,859	7,167	88,340	1,694,686	17,133,275	67,837	(41,721)

TOTAL		1,607,684	1,675,283		$22,576,279	$117,517	$(6,955)

Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	727,547	1,486,898	1,821,882	392,563	$392,563	$20	$—
Wilmington Small-Cap Strategy Fund	90,727	—	—	90,727	1,305,556	3,737	—
Wilmington Mid-Cap Growth Fund	226,973	—	—	226,973	4,155,880	—	—
Wilmington Multi-Manager International Fund	764,554	—	61,798	702,756	5,544,742	82,208	73,682

TOTAL		1,486,898	1,883,680		$11,398,741	$85,965	$73,682
Strategic Allocation Aggressive Fund:
Wilmington Prime Money Market Fund	526,966	2,211,627	2,007,182	731,411	$731,411	$20	$—
Wilmington Small-Cap Strategy Fund	104,454	282	4,011	100,725	1,449,438	4,302	29,431
Wilmington Large-Cap Strategy Fund	14,913	58	—	14,971	265,586	1,037	—
Wilmington Mid-Cap Growth Fund	251,907	—	8,560	243,347	4,455,692	—	30,471
Wilmington Multi-Manager International Fund	1,201,789	16,409	105,565	1,112,632	$8,778,669	$133,237	$177,387

TOTAL		2,228,376	2,125,318		$15,680,796	$138,596	$237,289

July 31, 2014 (unaudited)

156     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.

(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

4. CONCENTRATION OF RISK

Since Maryland Municipal Bond Fund and New York Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

July 31, 2014 (unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	9/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	9/26/2014

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date	9/26/2014

*	Print the name and title of each signing officer under his or her signature.